Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	SELECT MEDICAL CORP
Entity Central Index Key	0001035688
Document Type	S-4
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 8,768	$ 40,144	$ 21,520	$ 12,043	$ 4,365	$ 83,680
Accounts receivable, net of allowance for doubtful accounts of $47,469 and $41,854 in 2011 and 2012, respectively	427,191	359,929		413,743
Current deferred tax asset	14,850	17,877		18,305
Prepaid income taxes	12,219	3,895		9,497
Other current assets	38,077	31,818		29,822
Total Current Assets	501,105	453,663		483,410
Property and equipment, net	498,808	501,552		510,028
Goodwill	1,641,796	1,640,534		1,631,716	1,631,252
Other identifiable intangibles	71,713	71,745		72,123
Other assets	131,633	92,819		73,461
Total Assets	2,845,055	2,760,313	2,778,414	2,770,738	2,719,572
Current Liabilities:
Bank overdrafts	19,461	17,836		16,609
Current portion of long-term debt and notes payable	13,230	11,646		10,848
Accounts payable	86,914	89,547		95,618
Accrued payroll	76,289	88,586		82,888
Accrued vacation	60,304	55,714		51,250
Accrued interest	9,057	18,759		11,980
Accrued other	94,127	107,280		111,343
Due to third party payors	6,295	1,078		5,526
Total Current Liabilities	365,677	390,446		386,062
Long-term debt, net of current portion	1,517,728	1,291,297		1,218,650
Non-current deferred tax liability	89,676	89,510		82,028
Other non-current liabilities	70,647	68,502		64,905
Total Liabilities	2,043,728	1,839,755		1,751,645
Redeemable non-controlling interests	12,520	10,811		8,988
Stockholder's Equity:
Common stock $0.01par value, 100 shares issued and outstanding	0	0		0
Capital in excess of par	864,557	859,839		848,844
Retained earnings	(106,258)	21,478		134,602
Total Select Medical Corporation Stockholder's Equity	758,299	881,317		983,446
Non-controlling interests	30,508	28,430		26,659
Total Equity	788,807	909,747		1,010,105	1,107,890	1,058,378
Total Liabilities and Equity	$ 2,845,055	$ 2,760,313		$ 2,770,738

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 43,066	$ 41,854	$ 47,469
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100

Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations and Other Comprehensive Income
Net operating revenues	$ 756,673	$ 741,086	$ 713,669	$ 750,193	$ 744,021	$ 718,441	$ 694,131	$ 698,749	$ 693,186	$ 1,506,628	$ 1,494,214	$ 2,948,969	$ 2,804,507	$ 2,390,290
Costs and expenses:
Cost of services	625,730			612,669						1,250,634	1,224,288	2,443,550	2,308,570	1,982,179
General and administrative	17,927			18,554						35,325	32,778	66,194	62,354	62,121
Bad debt expense	8,846			10,029						18,167	20,404	39,055	51,347	41,147
Depreciation and amortization	15,907			15,428						31,709	31,627	63,311	71,517	68,706
Total costs and expenses	668,410			656,680						1,335,835	1,309,097	2,612,110	2,493,788	2,154,153
Income from operations	88,263	80,923	70,819	93,513	91,604	73,988	68,073	81,026	87,632	170,793	185,117	336,859	310,719	236,137
Other income and expense:
Loss on early retirement of debt	(17,280)									(17,788)		(6,064)	(20,385)
Equity in earnings (losses) of unconsolidated subsidiaries	568			2,752						1,626	5,217	7,705	2,923	(440)
Other income														632
Interest income													322
Interest expense	(21,904)			(20,957)						(42,952)	(42,207)	(83,759)	(81,232)	(84,472)
Income before income taxes	49,647			75,308						111,679	148,127	254,741	212,347	151,857
Income tax expense	19,769			28,646						42,809	57,156	93,574	80,984	51,380
Net income	29,878			46,662						68,870	90,971	161,167	131,363	100,477
Less: Net income attributable to non-controlling interests	2,098			1,644						4,482	2,674	5,663	4,916	4,720
Net income attributable to Select Medical Corporation	27,780	41,254	25,953	45,018	43,279	38,660	27,291	22,272	38,224	64,388	88,297	155,504	126,447	95,757
Other comprehensive income:
Unrealized gain on interest rate swap, net of tax														8,914
Comprehensive income attributable to Select Medical Corporation												$ 155,504	$ 126,447	$ 104,671

Consolidated Statement of Changes in Equity and Income (USD $) In Thousands, unless otherwise specified	Total	Comprehensive Income	Common Stock	Capital in Excess of Par	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests
Balance at Dec. 31, 2009	$ 1,058,378		$ 0	$ 822,664	$ 220,256	$ (8,914)	$ 24,372
Balance (in shares) at Dec. 31, 2009			0
Increase (Decrease) in Stockholders' Equity
Net income	98,595	98,595			95,757		2,838
Net income - attributable to redeemable non-controlling interests		1,882
Unrealized gain on interest rate swap, net of tax	8,914	8,914				8,914
Total comprehensive income	107,509	109,391
Federal tax benefit of losses contributed by Holdings	9,752			9,752
Additional investment by Holdings	242			242
Net change in dividends payable to Holdings	300				300
Dividends declared and paid to Holdings	(69,671)				(69,671)
Contribution related to restricted stock awards and stock option issuances by Holdings	2,236			2,236
Distributions to non-controlling interests	(1,419)						(1,419)
Other	563				125		438
Balance at Dec. 31, 2010	1,107,890		0	834,894	246,767		26,229
Balance (in shares) at Dec. 31, 2010			0
Increase (Decrease) in Stockholders' Equity
Net income	129,798	129,798			126,447		3,351
Net income - attributable to redeemable non-controlling interests		1,565
Total comprehensive income	129,798	131,363
Federal tax benefit of losses contributed by Holdings	10,016			10,016
Additional investment by Holdings	208			208
Net change in dividends payable to Holdings	7,360				7,360
Dividends declared and paid to Holdings	(245,729)				(245,729)
Contribution related to restricted stock awards and stock option issuances by Holdings	3,726			3,726
Distributions to non-controlling interests	(2,688)						(2,688)
Other	(476)				(243)		(233)
Balance at Dec. 31, 2011	1,010,105		0	848,844	134,602		26,659
Balance (in shares) at Dec. 31, 2011			0
Increase (Decrease) in Stockholders' Equity
Net income	159,222	159,222			155,504		3,718
Net income - attributable to redeemable non-controlling interests		1,945
Total comprehensive income	159,222	161,167
Federal tax benefit of losses contributed by Holdings	3,917			3,917
Additional investment by Holdings	1,817			1,817
Dividends declared and paid to Holdings	(268,479)				(268,479)
Contribution related to restricted stock awards and stock option issuances by Holdings	5,677			5,677
Distributions to non-controlling interests	(1,884)						(1,884)
Purchase of non-controlling interests	(479)			(416)			(63)
Other	(149)				(149)
Balance at Dec. 31, 2012	909,747		0	859,839	21,478		28,430
Balance (in shares) at Dec. 31, 2012			0
Increase (Decrease) in Stockholders' Equity
Net income	67,002	67,002			64,388		2,614
Net income - attributable to redeemable non-controlling interests		1,868
Total comprehensive income		68,870
Federal tax benefit of losses contributed by Holdings	1,181			1,181
Net change in dividends payable to Holdings	5,239				5,239
Dividends declared and paid to Holdings	(196,825)				(196,825)
Contribution related to restricted stock awards and stock option issuances by Holdings	3,537			3,537
Distributions to non-controlling interests	(797)						(797)
Balance at Jun. 30, 2013	$ 788,807		$ 0	$ 864,557	$ (106,258)		$ 30,508
Balance (in shares) at Jun. 30, 2013			0

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 68,870	$ 90,971	$ 161,167	$ 131,363	$ 100,477
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	31,709	31,627	63,311	71,517	68,706
Provision for bad debts	18,167	20,404	39,055	51,347	41,147
Equity in losses (earnings) of unconsolidated subsidiaries	(1,626)	(5,217)	(7,705)	(2,923)	440
Loss on early retirement of debt	17,788		6,064	20,385
Loss (gain) from disposal or sale of assets	81	(3,604)	(5,906)	(4,966)	484
Non-cash gain from interest rate swaps					(632)
Non-cash stock compensation expense	3,537	2,599	5,677	3,725	2,236
Amortization of debt discount and issuance costs	4,499	3,325	7,190	6,700	6,599
Deferred income taxes			7,909	35,305	9,450
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Accounts receivable	(83,832)	(30,520)	15,158	(111,126)	(64,329)
Other current assets	(5,894)	(1,612)	(1,607)	(1,201)	1,595
Other assets	144	1,675	5,877	(2,068)	(6,771)
Accounts payable	(2,665)	(5,486)	(6,117)	20,629	(7,161)
Due to third-party payors	5,217	1,738	(4,448)	227	(1,902)
Accrued expenses	(24,945)	6,340	23,746	21,139	19,725
Net cash provided by operating activities	27,602	124,049	309,371	240,053	170,064
Investing activities
Purchases of property and equipment	(27,962)	(27,934)	(68,185)	(46,016)	(51,761)
Investment in businesses, net of distributions	(28,716)	(10,014)	(14,689)	(15,699)
Acquisition of businesses, net of cash acquired	(171)	(206)	(6,043)	(899)	(165,802)
Proceeds from sale of assets		16,511	16,511	7,879	565
Net cash used in investing activities	(56,849)	(21,643)	(72,406)	(54,735)	(216,998)
Financing activities
Borrowings on revolving credit facilities	455,000	340,000	495,000	735,000	227,000
Payments on revolving credit facilities	(480,000)	(380,000)	(405,000)	(720,000)	(202,000)
Borrowings on 2011 credit facility term loans, net of discount	298,500		266,750	841,500
Payments on 2011 credit facility term loans	(592,615)	(4,250)	(9,875)	(4,250)
Payments on 2005 credit facility term loans, net of premium				(484,633)	(1,223)
Repurchase of 7 5/8% senior subordinated notes	(70,000)		(278,495)	(273,941)
Borrowings of other debt	6,909	5,835	8,281	7,055	6,347
Principal payments on other debt	(4,673)	(5,085)	(10,295)	(7,499)	(7,436)
Debt issuance costs	(18,583)		(6,527)	(18,556)
Proceeds from (repayment of) bank overdrafts	1,625	3,739	1,227	(2,183)	18,792
Equity investment by Holdings		547	1,817	208	241
Dividends paid	(196,825)	(52,034)	(268,479)	(245,729)	(69,671)
Distributions to non-controlling interests	(1,467)	(1,681)	(3,268)	(4,612)	(4,431)
Net cash used in financing activities	(2,129)	(92,929)	(208,864)	(177,640)	(32,381)
Net increase (decrease) in cash and cash equivalents	(31,376)	9,477	28,101	7,678	(79,315)
Cash and cash equivalents at beginning of period	40,144	12,043	12,043	4,365	83,680
Cash and cash equivalents at end of period	8,768	21,520	40,144	12,043	4,365
Supplemental Cash Flow Information
Cash paid for interest	48,335	27,136	70,047	84,575	80,424
Cash paid for taxes	$ 46,832	$ 45,344	$ 77,614	$ 39,000	$ 37,809

Consolidated Statements of Cash Flows (Parenthetical) (7 5/8% senior subordinated notes)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
7 5/8% senior subordinated notes
Senior subordinated notes
Interest rate of debt (as a percent)	7.63%	7.63%	7.63%

Organization and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization and Significant Accounting Policies
Organization and Significant Accounting Policies

1. Organization and Significant Accounting Policies

Business Description

        Select Medical Corporation ("Company") was formed in December 1996 and commenced operations during February 1997 upon the completion of its first acquisition. Select Medical Holdings Corporation ("Holdings") was formed in October 2004 for the purpose of affecting a leveraged buyout of the Company, which was a publicly traded entity. On February 24, 2005, the Company merged with a subsidiary of Holdings, which resulted in the Company becoming a wholly-owned subsidiary of Holdings (the "Merger").

        The Company provides long term acute care hospital services and inpatient acute rehabilitative hospital care through its specialty hospital segment and provides physical, occupational and speech rehabilitation services through its outpatient rehabilitation segment. The Company's specialty hospital segment consists of hospitals designed to serve the needs of long term stay acute patients and hospitals designed to serve patients that require intensive medical rehabilitation care. Patients are typically admitted to the Company's specialty hospitals from general acute care hospitals. These patients have specialized needs, and serious and often complex medical conditions such as respiratory failure, neuromuscular disorders, traumatic brain and spinal cord injuries, strokes, non-healing wounds, cardiac disorders, renal disorders and cancer. The Company's outpatient rehabilitation segment consists of clinics and contract services that provide physical, occupational and speech rehabilitation services. The Company's outpatient rehabilitation patients are typically diagnosed with musculoskeletal impairments that restrict their ability to perform normal activities of daily living. The Company operated 118, 119 and 122 specialty hospitals at December 31, 2010, 2011 and 2012, respectively. At December 31, 2010, 2011 and 2012, the Company operated 944, 954, and 979 outpatient clinics, respectively. At December 31, 2010, 2011 and 2012, the Company had facilities in the District of Columbia and 41, 39 and 39 states, respectively.

Reclassifications

        Certain reclassifications have been made to prior-year amounts in order to conform to the current-year presentation.

Principles of Consolidation

        The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries, limited liability companies and limited partnerships the Company and its subsidiaries control through ownership of general and limited partnership or membership interests. All significant intercompany balances and transactions are eliminated in consolidation.

Use of Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

        The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash equivalents are stated at cost which approximates market value.

Accounts Receivable and Allowance for Doubtful Accounts

        The Company reports accounts receivable at estimated net realizable values. Substantially all of the Company's accounts receivable are related to providing healthcare services to patients whose costs are primarily paid by federal and state governmental authorities, managed care health plans, commercial insurance companies and workers' compensation programs. Collection of these accounts receivable is the Company's primary source of cash and is critical to its operating performance. The Company's primary collection risks relate to non-governmental payors who insure these patients and deductibles, co-payments and amounts owed by the patient. Deductibles, co-payments and amounts owed by the patient are an immaterial portion of the Company's net accounts receivable balance and accounted for approximately 0.2% of the net accounts receivable balance before doubtful accounts at both December 31, 2011 and December 31, 2012. The Company's general policy is to verify insurance coverage prior to the date of admission for a patient admitted to the Company's hospitals or in the case of the Company's outpatient rehabilitation clinics, the Company verifies insurance coverage prior to their first therapy visit. The Company's estimate for the allowance for doubtful accounts is calculated by providing a reserve allowance based upon the age of an account balance. Generally the Company has reserved as uncollectible all governmental accounts over 365 days and non-governmental accounts over 180 days from discharge. This method is monitored based on historical cash collections experience. Collections are impacted by the effectiveness of the Company's collection efforts with non-governmental payors and regulatory or administrative disruptions with the fiscal intermediaries that pay the Company's governmental receivables.

        The Company has historically collected substantially all of its third-party insured receivables (net of contractual allowances) which include receivables from governmental agencies. The Company reviews its overall reserve adequacy by monitoring historical cash collections as a percentage of net revenue less the provision for bad debts.

        Uncollected accounts are written off the balance sheet when they are turned over to an outside collection agency, or when management determines that the balance is uncollectible, whichever occurs first.

Property and Equipment

        Property and equipment are stated at cost net of accumulated depreciation. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets or the term of the lease, as appropriate. The general range of useful lives is as follows:

Leasehold improvements	5 years
Furniture and equipment	3 - 20 years
Buildings	40 years
Building Improvements	5 - 25 years
Land Improvements	2 - 25 years

        The Company reviews the realizability of long-lived assets whenever events or circumstances occur which indicate recorded costs may not be recoverable. Gains or losses related to the retirement or disposal of property and equipment are reported as a component of income from operations.

Concentration of Credit Risk

        Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash balances and trade receivables. The Company invests its excess cash with large financial institutions. The Company grants unsecured credit to its patients, most of who reside in the service area of the Company's facilities and are insured under third-party payor agreements. Because of the geographic diversity of the Company's facilities and non-governmental third-party payors, Medicare represents the Company's only significant concentration of credit risk.

Income Taxes

        Deferred tax assets and liabilities are recognized using enacted tax rates for the effect of temporary differences between the book and tax bases of recorded assets and liabilities. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized. As part of the process of preparing its consolidated financial statements, the Company estimates income taxes based on its actual current tax exposure together with assessing temporary differences resulting from differing treatment of items for book and tax purposes. The Company also recognizes as deferred tax assets the future tax benefits from net operating loss carry forwards. The Company evaluates the realizability of these deferred tax assets by assessing their valuation allowances and by adjusting the amount of such allowances, if necessary. Among the factors used to assess the likelihood of realization are projections of future taxable income streams, the expected timing of the reversals of existing temporary differences, and the impact of tax planning strategies that could be implemented to avoid the potential loss of future tax benefits.

        Reserves for uncertain tax positions are established for exposure items related to various federal and state tax matters. Income tax reserves are recorded when an exposure is identified and when, in the opinion of management, it is more likely than not that a tax position will not be sustained and the amount of the liability can be estimated.

Intangible Assets

        Goodwill and certain other indefinite-lived intangible assets are not amortized, but instead are subject to periodic impairment evaluations. In performing the quantitative periodic impairment tests, the fair value of the reporting unit is compared to its carrying value, including goodwill and other intangible assets. If the carrying value exceeds the fair value, an impairment condition exists, which results in an impairment loss equal to the excess carrying value.

        To determine the fair value of its reporting units, the Company uses a discounted cash flow approach. Included in this analysis are assumptions regarding revenue growth rate, future Adjusted EBITDA margin estimates, future general and administrative expense rates and the industry's weighted average cost of capital and industry specific market comparable Adjusted EBITDA multiples. The Company also must estimate residual values at the end of the forecast period and future capital expenditure requirements. Each of these assumptions requires the Company to use its knowledge of (1) its industry, (2) its recent transactions, and (3) reasonable performance expectations for its operations. If any one of the above assumptions changes or fails to materialize, the resulting decline in the Company's estimated fair value could result in a material impairment charge to the goodwill associated with any one of the reporting units.

        Impairment tests are required to be conducted at least annually, or when events or conditions occur that might suggest a possible impairment. These events or conditions include, but are not limited to, a significant adverse change in the business environment, regulatory environment or legal factors; a current period operating or cash flow loss combined with a history of such losses or a projection of continuing losses; or a sale or disposition of a significant portion of a reporting unit. The occurrence of one of these events or conditions could significantly impact an impairment assessment, necessitating an impairment charge. For purposes of goodwill impairment assessment, the Company has defined its reporting units as specialty hospitals, outpatient rehabilitation clinics and contract therapy with goodwill having been allocated among reporting units based on the relative fair value of those divisions when the Merger occurred in 2005 and based on subsequent acquisitions and dispositions. The Company's most recent impairment assessment was completed during the fourth quarter of 2012 utilizing financial information as of October 1, 2012 and indicated that there was no impairment with respect to goodwill or other recorded intangible assets.

        Identifiable assets and liabilities acquired in connection with business combinations accounted for under the purchase method are recorded at their respective fair values. Deferred income taxes have been recorded to the extent of differences between the fair value and the tax basis of the assets acquired and liabilities assumed. Company management has allocated the intangible assets between identifiable intangibles and goodwill. At December 31, 2012, intangible assets other than goodwill consist of the values assigned to trademarks, certificates of need and accreditations. Management believes that the estimated useful lives established are reasonable based on the economic factors applicable to each of the intangible assets.

        The approximate useful life of each class of intangible assets is as follows:

Trademarks	Indefinite
Certificates of need	Indefinite
Accreditations	Indefinite

        The Company reviews the realizability of intangible assets whenever events or circumstances occur which indicate recorded amounts may not be recoverable.

        If the expected future cash flows (undiscounted) are less than the carrying amount of such assets, the Company recognizes an impairment loss for the difference between the carrying amount of the assets and their estimated fair value.

Due to Third-Party Payors

        Due to third-party payors represents the difference between amounts received under interim payment plans from Medicare and Medicaid for services rendered and amounts estimated to be reimbursed by those third-party payors upon settlement of cost reports.

Insurance Risk Programs

        Under a number of the Company's insurance programs, which include the Company's employee health insurance program, its workers' compensation, professional liability insurance programs and certain components under its property and casualty insurance program, the Company is liable for a portion of its losses. In these situations the Company accrues for its losses under an occurrence-based approach whereby the Company estimates the losses that will be incurred in a respective accounting period and accrues that estimated liability. Where the Company has substantial exposure, actuarial methods are utilized in estimating the losses. In cases where the Company has minimal exposure, losses are estimated by analyzing historical trends. These programs are monitored quarterly and estimates are revised as necessary to take into account additional information. Provisions for losses for professional liability risks retained by the Company at December 31, 2011 and 2012 have been discounted at 3%. At December 31, 2011 and 2012 respectively, the Company had recorded a liability of $85.7 million and $92.5 million related to these programs. If the Company did not discount the provisions for losses for professional liability risks, the aggregate liability for all of the insurance risk programs would be approximately $88.6 million and $95.6 million at December 31, 2011 and 2012, respectively.

Equity Method Investments

        Investments in equity method investees are accounted for using the equity method based upon the level of ownership and/or the Company's ability to exercise significant influence over the operating and financial policies of the investee. Investments of this nature are recorded at original cost and adjusted periodically to recognize the Company's proportionate share of the investees' net income or losses after the date of investment. When net losses from an investment accounted for under the equity method exceeds its carrying amount, the investment balance is reduced to zero. The Company resumes accounting for the investment under the equity method if the entity subsequently reports net income and the Company's share of that net income exceeds the share of the net losses not recognized during the period the equity method was suspended. Investments are written down only when there is clear evidence that a decline in value that is other than temporary has occurred. The Company evaluates its investments in companies accounted for using the equity method for impairment when there is evidence or indicators that a decrease in value may be other than temporary.

Non-Controlling Interests

        The interests held by other parties in subsidiaries, limited liability companies and limited partnerships owned and controlled by the Company are reported as either redeemable non-controlling interests outside of stockholders' equity or as non-controlling interests in the stockholders' equity section of the consolidated balance sheets. The minority ownership interests that are reflected as redeemable non-controlling interests on our consolidated balance sheets consist of those outside owners that have certain "put rights," that are currently exercisable, and that, if exercised, require us to purchase the minority member's interest. Those redeemable non-controlling interests that are currently redeemable or considered probable of becoming redeemable have been adjusted to their approximate redemption values. As of December 31, 2011 and December 31, 2012, we believe the redemption values of the non-controlling ownership interests approximates the fair value of those interests classified as redeemable non-controlling interests. The non-controlling interests' balances reported in the stockholders' equity section of our consolidated balance sheets were $26.7 million and $28.4 million as of December 31, 2011 and December 31, 2012, respectively.

        Net income attributable to non-controlling interests was $4.7 million, $4.9 million and $5.7 million for the years ended December 31, 2010, December 31, 2011, and December 31, 2012, respectively. Non-controlling interests reported in the consolidated statement of operations and comprehensive income reflect the respective interests in the income or loss of the subsidiaries, attributable to the other parties, the effect of which is removed from the Company's consolidated statement of operations and comprehensive income.

        During 2012, the amounts related to redeemable non-controlling interests have been reclassified on the consolidated balance sheets at December 31, 2011 and the consolidated statement of changes in equity and income for the years ended December 31, 2010 and December 31, 2011 from non-controlling interests to redeemable non-controlling interests. The redeemable non-controlling interests' balances reported on our consolidated balance sheets were $9.0 million and $10.8 million as of December 31, 2011 and December 31, 2012, respectively.

Revenue Recognition

        Net operating revenues consists primarily of patient service revenues and revenues generated from therapy services provided to healthcare institutions under contractual arrangements and are recognized as services are rendered.

        Patient service revenue is reported net of provisions for contractual allowances from third-party payors and patients. The Company has agreements with third-party payors that provide for payments to the Company at amounts different from its established billing rates. The differences between the estimated program reimbursement rates and the standard billing rates are accounted for as contractual adjustments, which are deducted from gross revenues to arrive at net operating revenues. Payment arrangements include prospectively determined rates per discharge, reimbursed costs, discounted charges, per diem and per visit payments. Retroactive adjustments are accrued on an estimated basis in the period the related services are rendered and adjusted in future periods as final settlements are determined. Accounts receivable resulting from such payment arrangements are recorded net of contractual allowances.

        A significant portion of the Company's net operating revenues are generated directly from the Medicare program. Net operating revenues generated directly from the Medicare program represented approximately 47%, 48% and 47% of the Company's net operating revenues for the years ended December 31, 2010, 2011 and 2012, respectively. Approximately 32% and 29% of the Company's accounts receivable (after allowances for contractual adjustments but before doubtful accounts) at December 31, 2011 and 2012, respectively, are from this payor source. As a provider of services to the Medicare program, the Company is subject to extensive regulations. The inability of any of the Company's specialty hospitals or clinics to comply with regulations can result in significant changes in that specialty hospital's or clinic's net operating revenues generated from the Medicare program.

        Revenues generated under contractual arrangements are comprised primarily of billings for services rendered to nursing homes, hospitals, schools and other third parties.

Fair Value Measurements

        The Company measures interest rate swap agreements at fair value at each balance sheet date. The Company determines the fair value of interest rate swap agreements based on financial models that consider current and future market interest rates and adjustments for non-performance risk. The Company considers those inputs utilized in the valuation process to be Level 2 in the fair value hierarchy. Level 2 in the fair value hierarchy is defined as inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active. The Company's last interest rate swap agreement matured on November 22, 2010.

Financial Instruments and Hedging

        The Company has in the past entered into interest rate swap agreements to manage interest rate risk on a portion of its long-term borrowings. Interest rate swap agreements were limited in use and not entered into for speculative purposes. All interest rate swap agreements were recognized at fair value on the balance sheet. The effective portion of gains or losses on interest rate swap agreements designated as hedges, were initially deferred in stockholders' equity as a component of other comprehensive income. These deferred gains or losses were subsequently reclassified into earnings as an adjustment to interest expense over the same period in which the related interest payments being hedged are recognized in expense. The ineffective portion of changes in fair value of the interest rate swap agreements were immediately recognized in the other income and expense section of the consolidated statement of operations.

Stock Based Compensation

        The Company measures the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognizes the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements comprise both stock options and restricted share plans. Employee stock options are valued using the Black-Scholes option valuation method which uses assumptions that relate to the expected volatility of the Company's common stock, the expected dividend yield of the Company's stock, the expected life of the options and the risk free interest rate. Such compensation amounts, if any, are amortized over the respective vesting periods or periods of service of the option grant. The Company values restricted stock grants by using the public market price of its stock on the date of grant.

Recent Accounting Pronouncements

        In July 2012, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2012-02, "Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment," ("Update 2012-02"). In accordance with Update 2012-02, an entity has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. If the entity determines that it is more likely than not that the fair value of the indefinite-lived intangible asset is less than the carrying value, the entity will be required to perform the quantitative impairment test. Update 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. However, early adoption is permitted. Update 2012-02 will not have an impact on the Company's consolidated financial statements.

        In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220)—Presentation of Comprehensive Income" ("Update 2011-05") that improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Update 2011-05 requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Under either method, adjustments must be displayed for items that are reclassified from other comprehensive income ("OCI") to net income, in both net income and OCI. Update 2011-05 does not change the current option for presenting components of OCI gross or net of the effect of income taxes, provided that such tax effects are presented in the statement in which OCI is presented or disclosed in the notes to the financial statements. Additionally, Update 2011-05 does not affect the calculation or reporting of earnings per share. Update 2011-05 was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and is to be applied retrospectively. With the adoption of Update 2011-05, the Company opted to change its presentation of its components of other comprehensive income to a single continuous statement of operations and other comprehensive income.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquisitions

2. Acquisitions

For the Year Ended December 31, 2010

        On September 1, 2010, the Company completed the acquisition of all the issued and outstanding equity securities of Regency Hospital Company, L.L.C. ("Regency") an operator of long term acute care hospitals, for $210.0 million, including certain assumed liabilities. The amount paid at closing was reduced by $33.1 million for certain assumed liabilities, payments to employees, payments for the purchase of non-controlling interests and an estimated working capital adjustment. The purchase price was subject to a final settlement of net working capital which occurred during the year ended December 31, 2011. Regency operated a network of 23 long term acute care hospitals located in nine states. The results of operations of Regency have been included in the Company's consolidated financial statements since September 1, 2010 and consisted of net operating revenues of $94.4 million and a pre-tax loss of $12.9 million for the four months ended December 31, 2010. Regency's operations have been included in the specialty hospitals segment.

        The purchase price was allocated to tangible and identifiable intangible assets and liabilities based upon estimates of fair value, with the remainder allocated to goodwill. The factors that were considered when deciding to acquire Regency and determining the purchase price that resulted in goodwill included the historical earnings of the acquired long term acute care hospitals, general and administrative cost saving opportunities that could be achieved by utilizing the Company's infrastructure and the benefits that could be achieved by having a larger network of long term acute care hospitals.

        The purchase price allocation reflecting the finalization of the intangible asset valuation and the post-closing settlement of working capital which occurred during the year ended December 31, 2011 is as follows (in thousands):

Cash paid, net of cash acquired of $11.3 million	$161,445

Fair value of net tangible assets acquired:
Accounts receivable	22,749
Other current assets	5,053
Property and equipment	82,688
Other assets	3,379
Current liabilities	(48,136)
Other liabilities	(1,528)

Net tangible assets acquired	64,205
Tradename	9,851
Accreditations	822
Certificates of need	475
Goodwill	86,092

$161,445

        Also, during the year ended December 31, 2010, the Company purchased an outpatient rehabilitation business for approximately $0.2 million in cash.

For the Year Ended December 31, 2011

        The Company exchanged one of its long term acute care hospitals and paid $2.0 million in cash for an entity that operates an inpatient rehabilitation hospital and paid $2.3 million in cash and issued a $1.0 million note for an outpatient rehabilitation business. In addition during 2011, the Company purchased non-controlling interests for $0.5 million in cash. As described above, the Company completed the post-closing settlement of net working capital with the seller of Regency resulting in the receipt of $3.9 million in cash.

For the Year Ended December 31, 2012

        The Company paid $5.9 million in cash and issued $1.8 million in notes for the purchase of several outpatient rehabilitation businesses. In addition during 2012, the Company purchased non-controlling interests for $0.1 million in cash.

        Information with respect to all businesses acquired in purchase transactions is as follows:

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Cash paid (net of cash acquired)	$165,802	$899	$6,043
Notes issued	—	1,020	1,844

	165,802	1,919	7,887
Contingent consideration	—	—	1,500
Liabilities assumed	48,479	701	107

	214,281	2,620	9,494
Fair value of assets acquired, principally accounts receivable and property and equipment	113,894	767	1,313
Trademark	16,529	—	—
Accreditations	856	—	—
Certificates of need	456	—	—
Non-controlling interests	(437)	(602)	(970)

Cost in excess of fair value of net assets acquired (goodwill)	$82,983	$2,455	$9,151

        The following pro forma unaudited results of operations have been prepared assuming the acquisition of Regency occurred at the beginning of the period presented. The acquisitions of the other businesses acquired are not reflected in this pro forma information as their impact is not material. These results are not necessarily indicative of results of future operations nor of the results that would have actually occurred had the acquisition been consummated as of the beginning of the period presented.

Pro-Forma Unaudited Results for the Year Ended December 31, 2010
(In thousands, except per share data)
Net revenue	$2,625,235
Net income	$98,463

Significant Transactions	12 Months Ended
Dec. 31, 2012
Significant Transactions
Significant Transactions

3. Significant Transactions

        On April 1, 2011, the Company entered into a joint venture with Baylor Health Care System. The joint venture consists of a partnership between Baylor Institute for Rehabilitation and a wholly-owned subsidiary of the Company ("BIR"). The Company contributed several businesses to the joint venture, including its Frisco inpatient rehabilitation hospital and certain Texas-based outpatient rehabilitation clinics. A gain of $1.2 million was recognized on this contribution and is included in the general and administrative line item on the consolidated statement of operations for the year ended December 31, 2011. In 2011, the Company invested $13.5 million in cash which consisted of the purchase of partnership units for $7.6 million and working capital investments of $5.9 million and in 2012, the Company invested an additional $7.8 million. The Company owns a 49.0% non-controlling interest in the partnership and is accounting for the investment using the equity method.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
Property and Equipment

4. Property and Equipment

        Property and equipment consists of the following:

	December 31,
	2011	2012
	(In thousands)
Land	$69,904	$68,573
Leasehold improvements	120,369	128,468
Buildings	361,081	352,677
Furniture and equipment	225,363	246,858
Construction-in-progress	9,686	21,648

	786,403	818,224
Less: accumulated depreciation	276,375	316,672

Total property and equipment	$510,028	$501,552

        Depreciation expense was $64.1 million, $69.8 million and $62.5 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets
Intangible Assets

3. Intangible Assets

        The gross carrying amounts of the Company's indefinite-lived intangible assets consist of the following:

	December 31, 2012	June 30, 2013
	(in thousands)
Goodwill	$1,640,534	$1,641,796
Trademarks	57,709	57,709
Certificates of need	11,914	11,921
Accreditations	2,122	2,083

Total	$1,712,279	$1,713,509

        The Company's accreditations and trademarks have renewal terms. The costs to renew these intangibles are expensed as incurred. At June 30, 2013, the accreditations and trademarks have a weighted average time until next renewal of approximately 1.5 years and 7.0 years, respectively.

        The changes in the carrying amount of goodwill for the Company's reportable segments for the six months ended June 30, 2013 are as follows:

	Specialty Hospitals	Outpatient Rehabilitation	Total
	(in thousands)
Balance as of December 31, 2012	$1,333,220	$307,314	$1,640,534
Goodwill acquired during the period	1,395	—	1,395
Purchase price adjustment	—	(133)	(133)

Balance as of June 30, 2013	$1,334,615	$307,181	$1,641,796

5. Intangible Assets

        Intangible assets consist of the following:

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets
Non-compete agreements	$25,909	$(25,569)
Indefinite-lived intangible assets
Goodwill	$1,631,716
Trademarks	57,709
Certificates of need	11,914
Accreditations	2,160

Total	$1,703,499

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets
Non-compete agreements	$25,909	$(25,909)
Indefinite-lived intangible assets
Goodwill	$1,640,534
Trademarks	57,709
Certificates of need	11,914
Accreditations	2,122

Total	$1,712,279

        The Company's accreditations and trademarks have renewal terms. The costs to renew these intangibles are expensed as incurred. At December 31, 2012, the accreditations and trademarks have a weighted average time until next renewal of 1.5 years and 7.5 years, respectively.

        Amortization expense for intangible assets with finite lives follows:

	For the Year Ended December 31
	2010	2011	2012
	(In thousands)
Amortization expense	$4,247	$1,306	$340

        Amortization expense for the Company's intangible assets primarily relates to the amortization of the value associated with the non-compete agreements entered into in connection with the acquisitions of the outpatient rehabilitation division of HealthSouth Corporation, Kessler Rehabilitation Corporation and SemperCare Inc. and the value assigned to the Company's contract therapy relationships. During 2010 the non-compete agreement related to the acquisition of Kessler Rehabilitation Corporation and the Company's contract therapy relationships were fully amortized, during 2011 the non-compete agreement related to the acquisition of SemperCare Inc. was fully amortized and during 2012 the non-compete agreement related to the acquisition of substantially all of the outpatient rehabilitation division of HealthSouth Corporation.

        Generally accepted accounting principles require any amounts recorded, such as goodwill, by the parent as a result of the Merger be "pushed down" and recorded in the Company's consolidated financial statements. The changes in the carrying amount of goodwill for the Company's reportable segments for the years ended December 31, 2011 and 2012 are as follows:

	Specialty Hospitals	Outpatient Rehabilitation	Total
	(In thousands)
Balance as of January 1, 2011	$1,330,609	$300,643	$1,631,252
Goodwill revision(1)	7,114	—	7,114
Goodwill acquired during year(2)	(1,420)	3,875	2,455
Goodwill allocated to dispositions during the year	(2,750)	(6,355)	(9,105)

Balance as of December 31, 2011	$1,333,553	$298,163	$1,631,716
Goodwill acquired during year	—	9,151	9,151
Other	(333)	—	(333)

Balance as of December 31, 2012	$1,333,220	$307,314	$1,640,534

(1)
During 2011, the Company made a revision to the Regency purchase price allocation resulting from the finalization of the intangible asset valuations.

(2)
During 2011, the Company completed the post-closing settlement of net working capital with the seller of Regency for $3.9 million in cash received.

Long-Term Debt and Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt and Notes Payable
Long-Term Debt and Notes Payable

4. Indebtedness

        The components of long-term debt and notes payable are as follows:

	December 31, 2012	June 30, 2013
	(in thousands)
7 5/8% senior subordinated notes	$70,000	$—
6.375% senior notes	—	600,000
Senior secured credit facilities:
Revolving loan	130,000	105,000
Term loans(1)	1,096,641	811,060
Other	6,302	14,898

Total debt	1,302,943	1,530,958
Less: current maturities	11,646	13,230

Total long-term debt	$1,291,297	$1,517,728

(1)
Presented net of unamortized discounts of $14.2 million and $7.2 million at December 31, 2012 and June 30, 2013, respectively.

        On February 20, 2013, the Company entered into an additional credit extension amendment to its senior secured credit facilities providing for a $300.0 million additional term loan tranche, (the "series B term loan") to the Company. The Company used the borrowings under the series B term loan to redeem all of its outstanding 7 5/8% senior subordinated notes due 2015 on March 22, 2013, to finance Holdings' redemption of all of its senior floating rate notes due 2015 on March 22, 2013 and to repay a portion of the balance outstanding under the Company's revolving credit facility.

        The Company recognized a loss on early retirement of debt of $0.5 million during the three months ended March 31, 2013 for unamortized debt issuance costs associated with the Company's 7 5/8% senior subordinated notes due 2015.

        Borrowings under the series B term loan bear interest at a rate equal to Adjusted LIBO plus 3.25%, or Alternate Base Rate plus 2.25%. The series B term loan amortizes in equal quarterly installments on the last day of each March, June, September and December in aggregate annual amounts equal to $3.0 million. The balance of the series B term loan is payable on February 20, 2016.

        At the time of issuing the series B term loan, the Company had additional term loan tranches outstanding including an $850.0 million term loan tranche issued on June 1, 2011 (the "original term loan") and a $275.0 million incremental term loan tranche issued August 13, 2012 (the "series A term loan"). Both the original term loan and series A term loan tranches were issued at a discount and amortize in equal quarterly installments on the last day of each March, June, September and December. The balance of both the original term loan and series A term loan are payable on June 1, 2018.

        On May 28, 2013, the Company issued and sold $600.0 million aggregate principal amount of its 6.375% senior notes due 2021. The senior notes are senior unsecured obligations of the Company and are fully and unconditionally guaranteed by all of Select's wholly owned subsidiaries. On May 28, 2013, the Company used the proceeds of the senior notes to pay a portion of the amounts outstanding on the original term loan and the series A term loan, and to pay related fees and expenses. The Company recognized a loss on early retirement of debt of $17.3 million in the three months ended June 30, 2013 in connection with the repayment of a portion of its term loans and amendment of the existing senior secured credit facility, which included the write-off of unamortized debt issuance costs.

        Interest on the senior notes accrues at the rate of 6.375% per annum and is payable semi-annually in cash in arrears on June 1 and December 1 of each year, commencing on December 1, 2013. The senior notes are the Company's senior unsecured obligations and rank equally in right of payment with all of its other existing and future senior unsecured indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness. The senior notes are guaranteed, jointly and severally, by the Company's direct or indirect existing and future domestic restricted subsidiaries other than certain non-guarantor subsidiaries.

        The Company may redeem some or all of the senior notes prior to June 1, 2016 by paying a "make-whole" premium. The Company may redeem some or all of the senior notes on or after June 1, 2016 at specified redemption prices. In addition, prior to June 1, 2016, the Company may redeem up to 35% of the senior notes with the net proceeds of certain equity offerings at a price of 106.375% plus accrued and unpaid interest, if any. The Company is obligated to offer to repurchase the senior notes at a price of 101% of their principal amount plus accrued and unpaid interest, if any, as a result of certain change of control events. These restrictions and prohibitions are subject to certain qualifications and exceptions.

        The Indenture relating to the senior notes contains covenants that, among other things, limit the Company's ability and the ability of certain of its subsidiaries to (i) grant liens on its assets, (ii) make dividend payments, other distributions or other restricted payments, (iii) incur restrictions on the ability of the Company's restricted subsidiaries to pay dividends or make other payments, (iv) enter into sale and leaseback transactions, (v) merge, consolidate, transfer or dispose of substantially all of their assets, (vi) incur additional indebtedness, (vii) make investments, (viii) sell assets, including capital stock of subsidiaries, (ix) use the proceeds from sales of assets, including capital stock of restricted subsidiaries, and (x) enter into transactions with affiliates. In addition, the Indenture requires, among other things, the Company to provide financial and current reports to holders of the senior notes or file such reports electronically with the U.S. Securities and Exchange Commission (the "SEC"). These covenants are subject to a number of exceptions, limitations and qualifications set forth in the Indenture.

        In connection with the issuance of the senior notes, the Company entered into a registration rights agreement on May 28, 2013 with certain guarantors of the notes named therein and J.P. Morgan Securities LLC, on behalf of itself and the other initial purchasers named therein (the "Registration Rights Agreement"). Pursuant to the Registration Rights Agreement, the Company has agreed to file an exchange offer registration statement to exchange the senior notes for substantially identical notes registered under the Securities Act unless the exchange offer is not permitted by applicable law or the policy of the SEC. The Company has also agreed to file a shelf registration statement to cover resales of notes under certain circumstances. The Company has agreed to file the exchange offer registration statement with the SEC within 150 days of the issue date of the senior notes and use commercially reasonable efforts to have the exchange offer registration statement declared effective within 240 days of the issue date and to complete the exchange offer with respect to the senior notes within 30 days of effectiveness. In addition, the Company agreed to use commercially reasonable efforts to file the shelf registration statement on or prior to the later of (i) 120 days after a filing obligation arises and (ii) 270 days after the issue date, and to use commercially reasonable efforts to cause such shelf registration statement to be declared effective by the SEC on or prior to 210 days after such filing. If the Company fails to satisfy its registration obligations under the Registration Rights Agreement, it will be required to pay additional interest to the holders of the senior notes under certain circumstances.

        On June 3, 2013, the Company amended its existing senior secured credit facilities in order to:

  •
  extend the maturity date on $293.3 million of its $300.0 million revolving credit facility from June 1, 2016 to March 1, 2018;

  •
  convert the remaining original term loan and series A term loan to a series C term loan and lower the interest rate payable on the series C term loan from Adjusted LIBO plus 3.75%, or Alternate Base Rate plus 2.75%, to Adjusted LIBO plus 3.00%, or Alternate Base Rate plus 2.00%, and amend the provision of the series C term loan from providing that Adjusted LIBO will at no time be less than 1.75% to providing that Adjusted LIBO will at no time be less than 1.00%; and

  •
  amend the restrictive covenants governing the senior secured credit facilities in order to allow for unlimited restricted payments so long as there is no event of default under the senior secured credit facilities and the total pro forma ratio of total indebtedness to Consolidated EBITDA (as defined in our senior secured credit facilities) is less than or equal to 2.75 to 1.00.

Maturities of Long-Term Debt and Notes Payable

        Maturities of the Company's long-term debt for the period from July 1, 2013 through December 31, 2013 and the years after 2013 are approximately as follows and are presented net of the discounts on the senior secured credit facility term loans (in thousands):

July 1, 2013 - December 31, 2013	$8,252
2014	9,742
2015	10,536
2016	296,134
2017	4,075
2018 and beyond	1,202,219

6. Long-Term Debt and Notes Payable

        The components of long-term debt and notes payable are shown in the following tables:

	December 31,
	2011	2012
	(In thousands)
7 5/8% senior subordinated notes	$345,000	$70,000
Senior secured credit facilities:
Revolving loan	40,000	130,000
Term loans(1)	837,974	1,096,641
Other	6,524	6,302

Total debt	1,229,498	1,302,943
Less: current maturities	10,848	11,646

Total long-term debt	$1,218,650	$1,291,297

(1)
Presented net of unamortized discount of $7.8 million and $14.2 million at December 31, 2011 and 2012, respectively.

Senior Secured Credit Facilities

        On June 1, 2011, the Company entered into a new senior secured credit agreement that originally provided $1.15 billion in senior secured credit facilities, comprised of an $850.0 million, seven-year term loan facility and a $300.0 million, five-year revolving credit facility, including a $75.0 million sublimit for the issuance of standby letters of credit and a $25.0 million sublimit for swingline loans.

        The Company used borrowings under the senior secured credit facilities to refinance all of its outstanding indebtedness under its previously existing senior secured credit facilities, to repurchase $266.5 million aggregate principal amount of its 7 5/8% senior subordinated notes due 2015 and to repay all $150.0 million of Holdings' 10% senior subordinated notes due 2015. The Company recognized a loss on early retirement of debt for the year ended December 31, 2011 of $20.4 million related to these transactions. Borrowings under the senior secured credit facilities are guaranteed by Holdings and substantially all of the Company's current domestic subsidiaries and will be guaranteed by the Company's future domestic subsidiaries and secured by substantially all of the Company's existing and future property and assets and by a pledge of the Company's capital stock, the capital stock of Company's domestic subsidiaries and up to 65% of the capital stock of the Company's foreign subsidiaries, if any.

        On August 13, 2012, the Company entered into an additional credit extension amendment to its senior secured credit facilities providing for a $275.0 million additional term loan tranche to the Company at the same interest rate and with the same term as the then existing term loan facility.

        Borrowings under the senior secured credit facilities will bear interest at a rate equal to:

  •
  in the case of the term loans, Adjusted LIBO plus 3.75%, or Alternate Base Rate plus 2.75%; and

  •
  in the case of the revolving loans, Adjusted LIBO plus a percentage ranging from 2.75% to 3.75%, or Alternate Base Rate plus a percentage ranging from 1.75% to 2.75%, in each case based on the Company's leverage ratio (the ratio of indebtedness to consolidated EBITDA, as defined in the senior secured credit agreement).

        "Adjusted LIBO" is defined as, with respect to any interest period, the London interbank offered rate for such interest period, adjusted for any applicable statutory reserve requirements; provided that Adjusted LIBO, when used in reference to the term loans, will at no time be less than 1.75% per annum.

        "Alternate Base Rate" is defined as the highest of (a) the administrative agent's Prime Rate, (b) the Federal Funds Effective Rate plus 1/2 of 1.00% and (c) the Adjusted LIBO from time to time for an interest period of one month, plus 1.00%.

        As of December 31, 2012, the applicable margin percentage for revolving loans was (1) 2.25% for Alternate Base Rate loans and (2) 3.25% for Adjusted LIBO loans.

        The term loans amortize in equal quarterly installments on the last day of each March, June, September and December in aggregate amounts equal to $2.8 million. The balance of the term loans will be payable on June 1, 2018, however if on the 90th day prior to the scheduled final maturity date of the Company's 7 5/8% senior subordinated notes due 2015 (the "Tranche B Trigger Date") more than $60.0 million in aggregate principal amount of the Company's 7 5/8% senior subordinated notes due 2015 are outstanding, the maturity date for the term loans will be the Tranche B Trigger Date. Similarly, the revolving credit facility will be payable on June 1, 2016, however if on the 90th day prior to the scheduled final maturity date of the Company's 7 5/8% senior subordinated notes due 2015 (the "Revolving Trigger Date") more than $60.0 million in aggregate principal amount of the Company's 7 5/8% senior subordinated notes due 2015 are outstanding, the maturity date for the revolving credit facility will be the Revolving Trigger Date.

        The Company will be required to prepay borrowings under the senior secured credit facilities with (1) 100% of the net cash proceeds received from non-ordinary course asset sales or other dispositions, or as a result of a casualty or condemnation, subject to reinvestment provisions and other customary carveouts and the payment of certain indebtedness secured by liens subject to a first lien intercreditor agreement, (2) 100% of the net cash proceeds received from the issuance of debt obligations other than certain permitted debt obligations, and (3) 50% of excess cash flow (as defined in the senior secured credit agreement) if the Company's leverage ratio is greater than 3.75 to 1.00 and 25% of excess cash flow if Company's leverage ratio is less than or equal to 3.75 to 1.00 and greater than 3.25 to 1.00, in each case, reduced by the aggregate amount of term loans optionally prepaid during the applicable fiscal year. The Company will not be required to prepay borrowings with excess cash flow if the Company's leverage ratio is less than or equal to 3.25 to 1.00.

        The senior secured credit facilities require the Company to maintain a leverage ratio, which is tested quarterly and becomes more restrictive over time, and prohibits the Company from making capital expenditures in excess of $125.0 million in any fiscal year (subject to a 50% carry-over provision). Failure to comply with these financial covenants would result in an event of default under the senior secured credit facilities and, absent a waiver or an amendment from the lenders, precludes the Company from making further borrowings under the revolving credit facility and permit the lenders to accelerate all outstanding borrowings under the senior secured credit facilities. As of December 31, 2012, the Company was in compliance with all financial covenants related to the senior secured credit facilities.

        The senior secured credit facilities also contain a number of affirmative and restrictive covenants, including limitations on mergers, consolidations and dissolutions; sales of assets; investments and acquisitions; indebtedness; liens; affiliate transactions; and dividends and restricted payments. The senior secured credit facilities contain events of default for non-payment of principal and interest when due, cross-default and cross-acceleration provisions and an event of default that would be triggered by a change of control.

Senior Subordinated Notes

        On February 24, 2005, EGL Acquisition Corp. sold $660.0 million of 7 5/8% senior subordinated notes due 2015 which the Company assumed in the Merger. The net proceeds of the offering were used to finance a portion of the Merger consideration, refinance certain of the Company's existing indebtedness, and pay related fees and expenses. The senior subordinated notes are unconditionally guaranteed on a senior subordinated basis by all of the Company's wholly-owned subsidiaries (the "Subsidiary Guarantors"). Certain of the Company's subsidiaries that were not wholly-owned by the Company did not guarantee the senior subordinated notes (the "Non-Guarantor Subsidiaries"). The guarantees of the senior subordinated notes are subordinated in right of payment to all existing and future senior indebtedness of the Subsidiary Guarantors, including any borrowings or guarantees by those subsidiaries under the senior secured credit facility. The senior subordinated notes rank equally in right of payment with all of the Company's existing and future senior subordinated indebtedness and senior to all of the Company's existing and future subordinated indebtedness. The senior subordinated notes were not guaranteed by Holdings.

        The Company is entitled at its option, effective February 1, 2013 to redeem all or a portion of the senior subordinated notes at face value plus accrued interest to the redemption date.

        The Company is not required to make any mandatory redemption or sinking fund payments with respect to the senior subordinated notes. However, upon the occurrence of any change of control of the Company, each holder of the senior subordinated notes shall have the right to require the Company to repurchase such notes at a purchase price in cash equal to 101% of the principal amount thereof on the date of purchase plus accrued and unpaid interest, if any, to the date of purchase.

        The indenture governing the senior subordinated notes contains customary events of default and affirmative and negative covenants that, among other things, limit the Company's ability and the ability of its restricted subsidiaries to incur or guarantee additional indebtedness, pay dividends or make other equity distributions, purchase or redeem capital stock, make certain investments, enter into arrangements that restrict dividends from subsidiaries, transfer and sell assets, engage in certain transactions with affiliates and effect a consolidation or merger. As of December 31, 2012, the Company was in compliance with all debt covenants related to the senior subordinated notes.

        In 2008 and 2009 the Company repurchased a total of $48.5 million aggregate principal amount of the senior subordinated notes. In connection with the Company entering into a new senior secured agreement on June 1, 2011, the Company repurchased $266.5 million aggregate principal amount of the senior subordinated notes and on September 12, 2012, the Commpany redeemed $275.0 million aggregate principal amount of the senior subordinated notes.

Maturities of Long-Term Debt and Notes Payable

        Maturities of the Company's long-term debt for the years after 2012 are approximately as follows (in thousands):

2013	$11,646
2014	9,530
2015	79,440
2016	138,684
2017	8,701
2018 and beyond	1,054,942

Stock Option and Restricted Stock Plans	12 Months Ended
Dec. 31, 2012
Stock Option and Restricted Stock Plans
Stock Option and Restricted Stock Plans

7. Stock Option and Restricted Stock Plans

        On February 25, 2005, Holdings adopted the Select Medical Holdings Corporation 2005 Equity Incentive Plan. On May 13, 2011, the Select Medical Holdings Corporation 2005 Equity Incentive Plan was frozen and Holdings adopted the 2011 Select Medical Holdings Corporation 2011 Equity Incentive Plan. The Select Medical Holdings Corporation 2005 Equity Incentive Plan and the Select Medical Holdings Corporation 2011 Equity Incentive Plan are referred to as the "Plans." The Plans provide for grants of restricted stock and stock options of Holdings. On November 8, 2005 the board of directors of Holdings adopted a director equity incentive plan ("Director Plan") and on August 12, 2009, the board of directors and stockholders of Holdings approved an amendment and restatement of the Director Plan. This amendment authorized Holdings to issue under the Director Plan options to purchase up to 75,000 shares of its common stock and restricted stock awards covering up to 150,000 shares of its common stock.

        The options under the Plans and Director Plan generally vest over five years and have an option term not to exceed ten years. The fair value of the options granted was estimated using the Black-Scholes option pricing model assuming an expected volatility of 36%, no dividend yield, an expected life of five years and a risk free rate of 3.4% in 2010 and expected volatility of 36%, no dividend yield, an expected life of five years and a risk free rate of 3.3% for 2011. There were no options granted under the Plans or Director Plan during the year ended December 31, 2012. The following is a summary of stock option grants under the Plans and Director Plan from January 1, 2010 through December 31, 2012:

	Number of Options Granted	Exercise Price	Fair Value of Common Stock
	(Share amounts in thousands)
February 10, 2010	30	$8.90	$8.90
May 11, 2010	10	8.66	8.66
August 11, 2010	15	6.94	6.94
March 3, 2011	88	7.66	7.66
May 13, 2011	20	9.00	9.00
August 3, 2011	10	7.14	7.14

        Stock option transactions and other information related to the Plans are as follows:

	Price Per Share	Shares	Weighted Average Exercise Price
	(Share amounts in thousands)
Balance, January 1, 2011	$3.33 - 10.00	2,716	$8.09
Granted	7.14 - 9.00	118	7.84
Exercised	3.33 - 8.33	(54)	3.86
Canceled	7.66 - 10.00	(50)	8.40

Balance, December 31, 2011	$3.33 - 10.00	2,730	$8.16
Granted	—	—	—
Exercised	3.33 - 10.00	(280)	6.07
Canceled	7.66 - 10.00	(27)	8.18

Balance, December 31, 2012	$3.33 - 10.00	2,423	$8.40

        Additional information with respect to the outstanding options as of December 31, 2012 for the Plans is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
	(Share amounts in thousands)
$3.00 - 4.00	220	2.14	220
6.00 - 7.00	9	7.61	—
7.01 - 8.00	79	8.22	16
8.01 - 9.00	667	4.35	618
9.01 - 10.00	1,448	6.80	865

        The weighted average remaining contractual term for all outstanding options is 5.75 years and the weighted average remaining contractual term of exercisable options is 5.24 years.

        The total intrinsic value of options exercised for the years ended December 31, 2012, 2011, and 2010 was $1.1 million, $0.2 million and $0.3 million respectively. The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2012 was $2.6 million and $2.2 million, respectively.

        Transactions and other information related to the Director Plan are as follows:

	Price Per Share	Shares	Weighted Average Exercise Price
	(Share amounts in thousands)
Balance, January 1, 2011	$3.33 - 10.00	63	$7.62
Granted	—	—	—
Exercised	—	—	—

Balance, December 31, 2011	$3.33 - 10.00	63	$7.62
Granted	—	—	—
Exercised	3.33 - 8.33	(21)	5.47

Balance, December 31, 2012	$3.33 - 10.00	42	$8.69

        Additional information with respect to the outstanding options as of December 31, 2012 for the Director Plan is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
	(Share amounts in thousands)
$3.00 - 4.00	6	2.61	6
8.00 - 9.00	9	4.37	9
9.01 - 10.00	27	6.12	19

        The weighted average remaining contractual term for all outstanding options is 5.24 years and the weighted average remaining contractual term of exercisable options is 5.01 years.

        The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2012 was approximately $46.5 thousand.

        The following is a summary of restricted stock issuances from January 1, 2010 through December 31, 2012:

	Number of Shares Issued	Fair Value of Common Stock
	(Share amounts in thousands)
August 11, 2010	30	$6.94
September 13, 2010	1,000	7.48
November 11, 2010	300	6.29
December 17, 2010	50	7.07
August 3, 2011	25	7.14
November 3, 2011	190	8.61
December 15, 2011	350	8.57
March 26, 2012	65	8.33
May 2, 2012	129	8.67
August 7, 2012	38	11.84
October 30, 2012	530	10.75

        Generally accepted accounting principles require that any amounts incurred, such as compensation expense, by the parent for the benefit of the subsidiary be "pushed down" and recorded in the Company's consolidated financial statements. Stock compensation expense for each of the next five years, based on restricted stock awards granted as of December 31, 2012, is estimated to be as follows:

	2013	2014	2015	2016	2017
	(In thousands)
Stock compensation expense	$6,012	$5,391	$3,734	$1,512	$53

        The Company recognized the following stock compensation expense related to restricted stock and stock option awards:

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Stock compensation expense:
Included in general and administrative	$763	$1,996	$3,538
Included in cost of services	1,473	1,729	2,139

Total	$2,236	$3,725	$5,677

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

8. Income Taxes

        Significant components of the Company's tax provision for the years ended December 31, 2010, 2011, and 2012 are as follows:

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Current:
Federal	$34,854	$40,007	$74,076
State and local	7,076	5,672	11,589

Total current	41,930	45,679	85,665
Deferred	9,450	35,305	7,909

Total income tax provision	$51,380	$80,984	$93,574

        The differences between the expected income tax provision and income taxes computed at the federal statutory rate of 35% were as follows:

	For the Year Ended December 31,
	2010	2011	2012
Expected federal tax rate	35.0%	35.0%	35.0%
State and local taxes, net of federal benefit	3.7	3.9	4.0
Other permanent differences	0.8	0.9	0.6
Valuation allowance	(4.0)	(0.4)	(0.6)
Uncertain tax positions	(0.7)	(3.1)	(0.5)
IRS audit settlements	—	—	(0.5)
Non-controlling interest	(1.1)	(0.9)	(0.9)
Sale of entities	—	2.7	—
Other	0.1	—	(0.4)

Total	33.8%	38.1%	36.7%

        A summary of deferred tax assets and liabilities is as follows:

	December 31, 2011			December 31, 2012
	Total	Current	Non- Current	Total	Current	Non- Current
	(In thousands)
Deferred tax assets
Allowance for doubtful accounts	$2,183	$2,183	$—	$1,496	$1,496	$—
Compensation and benefit related accruals	42,302	35,831	6,471	45,784	38,254	7,530
Malpractice insurance	14,409	3,762	10,647	17,005	5,003	12,002
Restructuring reserve	1,988	1,988	—	679	679	—
Net operating loss carryforwards	26,941	853	26,088	24,543	777	23,766
Other	2,475	2,117	358	1,025	996	29
Stock options	1,927	—	1,927	4,089	—	4,089
Excess capital loss	270	—	270	—	—	—
Uncertain tax positions	3,096	—	3,096	2,661	—	2,661

Total deferred tax assets	95,591	46,734	48,857	97,282	47,205	50,077
Deferred tax liabilities
Deferred income	(31,660)	(24,698)	(6,962)	(33,188)	(26,253)	(6,935)
Other	(2,048)	(356)	(1,692)	(1,311)	(118)	(1,193)
Depreciation and amortization	(109,873)	—	(109,873)	(121,075)	—	(121,075)

Total deferred tax liabilities	(143,581)	(25,054)	(118,527)	(155,574)	(26,371)	(129,203)
Net deferred taxes before valuation allowance	(47,990)	21,680	(69,670)	(58,292)	20,834	(79,126)
Valuation allowance	(15,733)	(3,375)	(12,358)	(13,341)	(2,957)	(10,384)

Net deferred taxes	$(63,723)	$18,305	$(82,028)	$(71,633)	$17,877	$(89,510)

        The valuation allowance as of December 31, 2012 is primarily attributable to the uncertainty regarding the realization of state net operating losses and other net deferred tax assets of loss entities. The net deferred tax liabilities at December 31, 2011 and 2012 of approximately $63.7 million and $71.6 million, respectively, consist of items which have been recognized for tax reporting purposes, but which will increase tax on returns to be filed in the future, and include the use of net operating loss carryforwards. The Company has performed the required assessment of positive and negative evidence regarding the realization of the deferred tax assets. This assessment included a review of legal entities with three years of cumulative losses, estimates of projected future taxable income and the impact of tax-planning strategies that management plans to implement. Although realization is not assured, based on the Company's assessment, it has concluded that it is more likely than not that such assets, net of the determined valuation allowance, will be realized.

        The total state net operating losses are approximately $545.1 million. State net operating loss carry forwards expire and are subject to gross valuation allowances as follows (in thousands):

	State Net Operating Losses	Gross Valuation Allowance
2013	$40,220	$40,054
2014	7,780	6,247
2015	9,513	8,334
2016	8,525	8,302
Thereafter through 2032	479,046	339,030

Reserves for Uncertain Tax Positions:

        The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of multiple state jurisdictions. Significant judgment is required in evaluating the Company's tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when it is believed that certain positions might be challenged despite the Company's belief that its tax return positions are fully supportable. The Company adjusts these reserves in light of changing facts and circumstances, such as the outcome of a tax audit. The provision for income taxes includes the impact of reserve provisions and changes to reserves that are considered appropriate.

        The reconciliation of the Company's unrecognized tax benefits is as follows (in thousands):

Gross tax contingencies—January 1, 2010	$22,735
Acquired contingencies—Regency Management Company	915
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,972)
Additions for existing tax positions taken	1,632

Gross tax contingencies—December 31, 2010	22,310
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,706)
Reductions for tax positions taken in prior periods due to change in estimate	(7,012)
Additions for existing tax positions taken	3,064

Gross tax contingencies—December 31, 2011	15,656
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,516)
Additions for existing tax positions taken	750

Gross tax contingencies—December 31, 2012	$13,890

        In 2011, the Company recognized $7.0 million of income tax benefits based on new information discovered by the Company which substantiates previously unrecognized tax benefits from an acquisition which occurred in 1999.

        As of December 31, 2011 and 2012, the Company had $15.6 million and $13.9 million of unrecognized tax benefits, respectively, all of which, if fully recognized, would affect the Company's effective income tax rate.

        As of December 31, 2012, changes to the Company's gross unrecognized tax benefits that are reasonably possible in the next 12 months are not material. The Company's policy is to include interest related to income taxes in income tax expense. As of December 31, 2011 and December 31, 2012, the Company had accrued interest related to income taxes of $1.3 million and $1.5 million, net of federal income taxes, respectively. Interest recognized for the years ended December 31, 2010, 2011 and 2012 was $0.4 million, $0.4 million, and $0.5 million, net of federal income tax benefits, respectively.

        The Company has substantially concluded all U.S. federal income tax matters for years through 2008. The statute for the 2006 U.S. federal income tax return is closed with the exception of a capital loss carryback made to this tax year. Substantially all material state, local and foreign income tax matters have been concluded for years through 2007.

Retirement Savings Plan	12 Months Ended
Dec. 31, 2012
Retirement Savings Plan
Retirement Savings Plan

9. Retirement Savings Plan

        The Company sponsors a defined contribution retirement savings plan for substantially all of its employees. Employees who are not classified as HCE's (highly compensated employees) may contribute up to 30% of their salary; HCE's may contribute up to 6% of their salary. The Plan provides a discretionary company match which is determined annually. Currently, the Company matches 25% of the first 6% of compensation employees contribute to the plan. The employees vest in the employer contributions over a three-year period beginning on the employee's hire date. The expense incurred by the Company related to this plan was $6.0 million, $7.6 million and $8.2 million during the years ended December 31, 2010, 2011 and 2012, respectively.

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information
Segment Information

6. Segment Information

        The Company's reportable segments consist of (i) specialty hospitals and (ii) outpatient rehabilitation. Other activities include the Company's corporate services and certain other non-consolidating joint ventures and minority investments in other healthcare related businesses. The outpatient rehabilitation reportable segment has two operating segments: outpatient rehabilitation clinics and contract therapy. These operating segments are aggregated for reporting purposes as they have common economic characteristics and provide a similar service to a similar patient base. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance of the segments based on Adjusted EBITDA. Adjusted EBITDA is defined as net income before interest, income taxes, depreciation and amortization, gain (loss) on early retirement of debt, stock compensation expense, equity in earnings (losses) of unconsolidated subsidiaries and other income (expense).

        The following tables summarize selected financial data for the Company's reportable segments.

	Three Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$557,130	$193,050	$13	$750,193
Adjusted EBITDA	102,166	25,837	(17,724)	110,279
Total assets	2,184,743	437,591	156,080	2,778,414
Capital expenditures	12,631	2,922	630	16,183

	Three Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$559,386	$197,080	$207	$756,673
Adjusted EBITDA	96,393	26,054	(16,489)	105,958
Total assets	2,229,458	445,411	170,186	2,845,055
Capital expenditures	10,203	2,999	761	13,963

	Six Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$1,110,168	$383,949	$97	$1,494,214
Adjusted EBITDA	202,120	48,315	(31,092)	219,343
Total assets	2,184,743	437,591	156,080	2,778,414
Capital expenditures	19,682	6,713	1,539	27,934

	Six Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$1,117,137	$389,181	$310	$1,506,628
Adjusted EBITDA	189,740	48,887	(32,588)	206,039
Total assets	2,229,458	445,411	170,186	2,845,055
Capital expenditures	21,100	5,844	1,018	27,962

        A reconciliation of Adjusted EBITDA to income before income taxes is as follows:

	Three Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$102,166	$25,837	$(17,724)
Depreciation and amortization	(11,479)	(3,232)	(717)
Stock compensation expense	—	—	(1,338)

Income (loss) from operations	$90,687	$22,605	$(19,779)	$93,513
Equity in earnings of unconsolidated subsidiaries				2,752
Interest expense				(20,957)

Income before income taxes				$75,308

	Three Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$96,393	$26,054	$(16,489)
Depreciation and amortization	(11,932)	(3,001)	(974)
Stock compensation expense	—	—	(1,788)

Income (loss) from operations	$84,461	$23,053	$(19,251)	$88,263
Equity in earnings of unconsolidated subsidiaries				568
Loss on early retirement of debt				(17,280)
Interest expense				(21,904)

Income before income taxes				$49,647

	Six Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$202,120	$48,315	$(31,092)
Depreciation and amortization	(23,322)	(6,882)	(1,423)
Stock compensation expense	—	—	(2,599)

Income (loss) from operations	$178,798	$41,433	$(35,114)	$185,117
Equity in earnings of unconsolidated subsidiaries				5,217
Interest expense				(42,207)

Income before income taxes				$148,127

	Six Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$189,740	$48,887	$(32,588)
Depreciation and amortization	(23,794)	(5,970)	(1,945)
Stock compensation expense	—	—	(3,537)

Income (loss) from operations	$165,946	$42,917	$(38,070)	$170,793
Equity in earnings of unconsolidated subsidiaries				1,626
Loss on early retirement of debt				(17,788)
Interest expense				(42,952)

Income before income taxes				$111,679

10. Segment Information

        The Company's reportable segments consist of (i) specialty hospitals and (ii) outpatient rehabilitation. Other activities include our corporate services and certain other non-consolidating joint ventures and minority investments in other healthcare related businesses. The outpatient rehabilitation reportable segment has two operating segments: outpatient rehabilitation clinics and contract therapy. These operating segments are aggregated for reporting purposes as they have common economic characteristics and provide a similar service to a similar patient base. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance of the segments based on Adjusted EBITDA. Adjusted EBITDA is defined as net income before interest, income taxes, depreciation and amortization, gain (loss) on early retirement of debt, stock compensation expense, equity in earnings (losses) of unconsolidated subsidiaries and other income (expense).

        The following table summarizes selected financial data for the Company's reportable segments:

	Year Ended December 31, 2010
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$1,702,165	$688,017	$108	$2,390,290
Adjusted EBITDA	284,558	83,772	(61,251)	307,079
Total assets(1)	2,162,726	481,828	75,018	2,719,572
Capital expenditures	39,237	9,449	3,075	51,761

	Year Ended December 31, 2011
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$2,095,519	$708,867	$121	$2,804,507
Adjusted EBITDA	362,334	83,864	(60,237)	385,961
Total assets(1)	2,187,767	429,503	153,468	2,770,738
Capital expenditures	30,464	12,135	3,417	46,016

	Year Ended December 31, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$2,197,529	$751,317	$123	$2,948,969
Adjusted EBITDA	381,354	87,024	(62,531)	405,847
Total assets(1)	2,143,906	434,834	181,573	2,760,313
Capital expenditures	50,005	13,209	4,971	68,185
(1)
The specialty hospital segment includes $11.3 million, $2.7 million and $2.7 million in real estate assets held for sale on December 31, 2010, 2011 and 2012, respectively.

        A reconciliation of Adjusted EBITDA to income before income taxes is as follows:

	Year Ended December 31, 2010
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$284,558	$83,772	$(61,251)
Depreciation and amortization	(45,116)	(20,444)	(3,146)
Stock compensation expense	—	—	(2,236)

Income (loss) from operations	$239,442	$63,328	$(66,633)	$236,137
Equity in losses of unconsolidated subsidiaries				(440)
Other income				632
Interest expense, net				(84,472)

Income before income taxes				$151,857

	Year Ended December 31, 2011
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$362,334	$83,864	$(60,237)
Depreciation and amortization	(50,629)	(16,487)	(4,401)
Stock compensation expense	—	—	(3,725)

Income (loss) from operations	$311,705	$67,377	$(68,363)	$310,719
Loss on early retirement of debt				(20,385)
Equity in earnings of unconsolidated subsidiaries				2,923
Interest expense, net				(80,910)

Income before income taxes				$212,347

	Year Ended December 31, 2012
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$381,354	$87,024	$(62,531)
Depreciation and amortization	(46,836)	(13,208)	(3,267)
Stock compensation expense	—	—	(5,677)

Income (loss) from operations	$334,518	$73,816	$(71,475)	$336,859
Loss on early retirement of debt				(6,064)
Equity in earnings of unconsolidated subsidiaries				7,705
Interest expense, net				(83,759)

Income before income taxes				$254,741

Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value
Fair Value

5. Fair Value

        Financial instruments include cash and cash equivalents, notes payable and long-term debt. The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.

        The carrying value of the Company's senior secured credit facility was $1,226.6 million and $916.1 million at December 31, 2012 and June 30, 2013, respectively. The fair value of the Company's senior secured credit facility was $1,216.2 million and $907.8 million at December 31, 2012 and June 30, 2013, respectively. The fair value of the Company's senior secured credit facility was based on quoted market prices for this debt in the syndicated loan market.

        The carrying value of the Company's 6.375% senior notes was $600.0 million at June 30, 2013. The fair value of the Company's 6.375% senior notes was $570.0 million June 30, 2013. The fair value of this debt was based on quoted market prices.

        The Company considers the inputs in the valuation process of its senior secured credit facility and 6.375% senior notes to be Level 2 in the fair value hierarchy. Level 2 in the fair value hierarchy is defined as inputs that are observable for the asset or liability, either directly or indirectly which includes quoted prices for identical assets or liabilities in markets that are not active.

11. Fair Value

        Financial instruments include cash and cash equivalents, notes payable and long-term debt. The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.

        The carrying value of the Company's senior secured credit facility was $878.0 million and $1,226.6 million at December 31, 2011 and December 31, 2012, respectively. The fair value of the Company's senior secured credit facility was $823.3 million and $1,216.2 million at December 31, 2011 and 2012, respectively. The fair value of the Company's senior secured credit facility was based on quoted market prices for this debt in the syndicated loan market.

        The carrying value of the Company's 7 5/8% senior subordinated notes was $345.0 million and $70.0 million at December 31, 2011 and December 31, 2012, respectively. The fair value of the Company's 7 5/8% senior subordinated notes was $326.4 million and $70.8 million at December 31, 2011 and December 31, 2012, respectively. The fair value of this registered debt was based on quoted market prices.

        The Company considers the inputs in the valuation process of its debt instruments to be Level 2 in the fair value hierarchy due to the Company's 7 5/8% senior subordinated notes being thinly traded.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

12. Related Party Transactions

        The Company rents its corporate office space from related parties affiliated through common ownership or management. The Company made payments for office rent, leasehold improvements and miscellaneous expenses aggregating $3.9 million during the year ended December 31, 2010 and $4.0 million during both the years ended December 31, 2011 and 2012 to the affiliated companies.

        As of December 31, 2012, future rental commitments under outstanding agreements with the affiliated companies are approximately as follows (in thousands):

2013	$3,481
2014	3,433
2015	3,177
2016	3,300
2017	3,429
Thereafter	19,616

$36,436

        The Company provides contracted services, principally employee leasing services, to related parties affiliated through its equity investments in the BIR and Rehabilitation Institute of Denton, LLC ("Denton") joint ventures. The provision of contracted services to BIR and Denton resulted in net operating revenues amounting to $92.2 million and $8.1 million, respectively for the year ended December 31, 2012; $53.3 million and $7.3 million, respectively for the year ended December 31, 2011 and $137 thousand for Denton for the year ended December 31, 2010.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

7. Commitments and Contingencies

Litigation

        The Company is a party to various legal actions, proceedings and claims (some of which are not insured), and regulatory and other governmental audits and investigations in the ordinary course of its business. The Company cannot predict the ultimate outcome of pending litigation, proceedings and regulatory and other governmental audits and investigations. These matters could potentially subject the Company to sanctions, damages, recoupments, fines and other penalties. The Department of Justice, Centers for Medicare & Medicaid Services ("CMS") or other federal and state enforcement and regulatory agencies may conduct additional investigations related to the Company's businesses in the future that may, either individually or in the aggregate, have a material adverse effect on the Company's business, financial position, results of operations and liquidity.

        To address claims arising out of the operations of the Company's specialty hospitals and outpatient rehabilitation facilities, the Company maintains professional malpractice liability insurance and general liability insurance, subject to self-insured retention of $2.0 million per medical incident for professional liability claims and $2.0 million per occurrence for general liability claims. The Company also maintains umbrella liability insurance covering claims which, due to their nature or amount, are not covered by or not fully covered by the Company's other insurance policies. These insurance policies also do not generally cover punitive damages and are subject to various deductibles and policy limits. Significant legal actions, as well as the cost and possible lack of available insurance, could subject the Company to substantial uninsured liabilities. In the Company's opinion, the outcome of these actions, individually or in the aggregate, will not have a material adverse effect on its financial position, results of operations, or cash flows.

        Healthcare providers are subject to lawsuits under the qui tam provisions of the federal False Claims Act. Qui tam lawsuits typically remain under seal (hence, usually unknown to the defendant) for some time while the government decides whether or not to intervene on behalf of a private qui tam plaintiff (known as a relator) and take the lead in the litigation. These lawsuits can involve significant monetary damages and penalties and award bounties to private plaintiffs who successfully bring the suits. The Company has been a defendant in these cases in the past, and may be named as a defendant in similar cases from time to time in the future.

        On January 8, 2013, a federal magistrate judge unsealed an Amended Complaint in United States of America and the State of Indiana, ex rel. Doe I, Doe II and Doe III v. Select Medical Corporation, Select Specialty Hospital-Evansville, Evansville Physician Investment Corporation, Dr. Richard Sloan and Dr. Jeffrey Selby. The Amended Complaint, which was served on the Company on February 15, 2013, is a civil action filed under seal on September 28, 2012 in the United States District Court for the Southern District of Indiana by private plaintiff-relators on behalf of the United States and the state of Indiana under the federal False Claims Act and Indiana False Claims and Whistleblower Protection Act. Although the Amended Complaint identifies the relators by fictitious pseudonyms, on March 28, 2013, the relators filed a Notice identifying themselves as the former CEO at the Company's long term acute care hospital in Evansville, Indiana ("SSH-Evansville") and two former case managers at SSH-Evansville. The named defendants include the Company, SSH-Evansville, and two physicians who have practiced at SSH-Evansville. On March 26, 2013, the defendants, relators and the United States filed a joint motion seeking a stay of the proceedings, in which the United States notified the court that its investigation has not been completed and therefore it is not yet able to decide whether or not to intervene, and on March 29, 2013, the magistrate judge granted the motion and stayed all deadlines in the case for 90 days. On June 26, 2013, the United States filed a motion seeking to extend such stay of the proceedings for an additional 90 days, and on June 27, 2013, the defendants each filed a notice of consent to the requested stay.  On August 12, 2013, the court granted the motion and stayed all deadlines in the case until October 1, 2013.

        The Amended Complaint alleges that the defendants manipulated the length of stay of patients at SSH-Evansville in order to maximize reimbursement under the Medicare prospective payment system applicable to long term acute care hospitals. It also alleges that the defendants manipulated the discharge of patients to other facilities and the timing of readmissions from those facilities in order to enable SSH-Evansville to receive two separate Medicare payments and causing the other facility to submit claims for unnecessary services. The Amended Complaint discusses the federal Stark Law and Anti-Kickback Statute and implies that the behavior of physicians referring to or providing services at SSH-Evansville was based on their financial interests. The Amended Complaint further alleges that Dr. Selby, a pulmonologist formerly on the medical staff of SSH-Evansville, performed unnecessary bronchoscopies at the hospital with the knowledge of the Company, and that Dr. Sloan, the Chief Medical Officer and an attending physician at SSH-Evansville, falsely coded the diagnoses of Medicare patients in order to increase SSH-Evansville's reimbursement. Moreover, the Amended Complaint alleges that the practices at SSH-Evansville involved corporate policies of the Company used to maximize profit at all Select long term acute care hospitals. The Amended Complaint alleges that, through these acts, the defendants have violated the federal False Claims Act and Indiana False Claims and Whistleblower Protection Act and are liable for unspecified treble damages and penalties.

        As previously disclosed, beginning in April 2012, the Company and SSH-Evansville have received various subpoenas and demands for documents relating to SSH-Evansville, including a request for information and subpoenas from the Office of Inspector General of the U.S. Department of Health and Human Services and subpoenas from the Office of Attorney General for the State of Indiana, and the Evansville (Indiana) Police Department has executed a search warrant at SSH-Evansville. The Company has produced and will continue to produce documents in response to, and intends to fully cooperate with, these governmental investigations. At this time, the Company is unable to predict the timing and outcome of this matter.

Construction Commitments

        At June 30, 2013, the Company had outstanding commitments under construction contracts related to new construction, improvements and renovations at the Company's long term acute care properties and inpatient rehabilitation facilities totaling approximately $18.3 million.

13. Commitments and Contingencies

Leases

        The Company leases facilities and equipment from unrelated parties under operating leases. Minimum future lease obligations on long-term non-cancelable operating leases in effect at December 31, 2012 are approximately as follows (in thousands):

2013	$121,272
2014	96,714
2015	72,666
2016	53,946
2017	41,467
Thereafter	288,963

$675,028

        Total rent expense for operating leases, including cancelable leases, for the years ended December 31, 2010, 2011 and 2012 was $154.8 million, $163.9 million and $168.3 million, respectively.

        Property rent expense to unrelated parties for the years ended December 31, 2010, 2011 and 2012 was $118.3 million, $118.4 million and $124.1 million, respectively.

Other

        A subsidiary of the Company has entered into a naming, promotional and sponsorship agreement with an NFL team for the team's headquarters complex that requires a payment of $2.9 million in 2013. Each successive annual payment increases by 2.3% through 2025. The naming, promotional and sponsorship agreement is in effect until 2025.

Litigation

        The Company is a party to various legal actions, proceedings and claims (some of which are not insured), and regulatory and other governmental audits and investigations in the ordinary course of its business. The Company cannot predict the ultimate outcome of pending litigation, proceedings and regulatory and other governmental audits and investigations. These matters could potentially subject the Company to sanctions, damages, recoupments, fines and other penalties. The Department of Justice, Centers for Medicare & Medicaid Services ("CMS") or other federal and state enforcement and regulatory agencies may conduct additional investigations related to the Company's businesses in the future that may, either individually or in the aggregate, have a material adverse effect on the Company's business, financial position, results of operations and liquidity.

        To address claims arising out of the operations of the Company's specialty hospitals and outpatient rehabilitation facilities, the Company maintains professional malpractice liability insurance and general liability insurance, subject to self-insured retention of $2.0 million per medical incident for professional liability claims and $2.0 million per occurrence for general liability claims. The Company also maintains umbrella liability insurance covering claims which, due to their nature or amount, are not covered by or not fully covered by the Company's other insurance policies. These insurance policies also do not generally cover punitive damages and are subject to various deductibles and policy limits. Significant legal actions, as well as the cost and possible lack of available insurance, could subject the Company to substantial uninsured liabilities. In the Company's opinion, the outcome of these actions, individually or in the aggregate, will not have a material adverse effect on its financial position, results of operations, or cash flows.

        Healthcare providers are subject to lawsuits under the qui tam provisions of the federal False Claims Act. Qui tam lawsuits typically remain under seal (hence, usually unknown to the defendant) for some time while the government decides whether or not to intervene on behalf of a private qui tam plaintiff (known as a relator) and take the lead in the litigation. These lawsuits can involve significant monetary damages and penalties and award bounties to private plaintiffs who successfully bring the suits. The Company has been a defendant in these cases in the past, and may be named as a defendant in similar cases from time to time in the future.

        On January 8, 2013, a federal magistrate judge unsealed an Amended Complaint in United States of America and the State of Indiana, ex rel. Doe I, Doe II and Doe III v. Select Medical Corporation, Select Specialty Hospital-Evansville, Evansville Physician Investment Corporation, Dr. Richard Sloan and Dr. Jeffrey Selby. The Amended Complaint, which was served on the Company on February 15, 2013, is a civil action filed under seal on September 28, 2012 in the United States District Court for the Southern District of Indiana by private plaintiff-relators on behalf of the United States and Indiana under the federal False Claims Act and Indiana False Claims and Whistleblower Protection Act. The Amended Complaint identifies the plaintiff-relators as Doe I, Doe II and Doe III, and describes them as the CEO and two case managers at the Company's long term acute care hospital in Evansville, Indiana ("SSH-Evansville"). The named defendants include the Company, SSH-Evansville, Evansville Physician Investment Company, the Company's joint venture partner in SSH-Evansville ("EPIC"), and two physicians who have practiced at SSH-Evansville. On February 6, 2013, the District Court issued an order dismissing EPIC without prejudice after the plaintiff-relators filed, on January 31, 2013, a Notice of Voluntary Dismissal of EPIC, to which the United States and Indiana consented. The Notice of Voluntary Dismissal states, among other things, that the United States filed a notice with the Court on December 28, 2012 that it had not completed its investigation and thus would not intervene in the action at that time. The U.S. Attorney's Office for the Southern District of Indiana has informed the Company's counsel that, despite the lifting of the seal, the United States is continuing its investigation in order to determine whether or not to intervene in the matter at some point.

        The Amended Complaint alleges that the defendants manipulated the length of stay of patients at SSH-Evansville in order to maximize reimbursement under the Medicare prospective payment system applicable to long-term acute care hospitals. It also alleges that the defendants manipulated the discharge of patients to other facilities and the timing of readmissions from those facilities in order to enable SSH-Evansville to receive two separate Medicare payments and causing the other facility to submit claims for unnecessary services. The Amended Complaint discusses the federal Stark Law and Anti-Kickback Statute and implies that the behavior of physicians referring to or providing services at SSH-Evansville was based on their financial interests. The Amended Complaint further alleges that Dr. Selby, a pulmonologist formerly on the medical staff of SSH-Evansville, performed unnecessary bronchoscopies at the hospital with the knowledge of the Company, and that Dr. Sloan, the Chief Medical Officer and an attending physician at SSH-Evansville, falsely coded the diagnoses of Medicare patients in order to increase SSH-Evansville's reimbursement. Moreover, the Amended Complaint alleges that the practices at SSH-Evansville involved corporate policies of the Company used to maximize profit at all Select long-term acute care hospitals. The Amended Complaint alleges that, through these acts, the defendants have violated the federal False Claims Act and Indiana False Claims and Whistleblower Protection Act and are liable for unspecified treble damages and penalties.

        As previously disclosed, beginning in April 2012, the Company and SSH-Evansville have received various subpoenas and demands for documents relating to SSH-Evansville, including a request for information and subpoenas from the Office of Inspector General of the U.S. Department of Health and Human Services and subpoenas from the Office of Attorney General for the State of Indiana, and the Evansville (Indiana) Police Department has executed a search warrant at SSH-Evansville. The Company has produced and will continue to produce documents in response to, and intends to fully cooperate with, these governmental investigations. At this time, the Company is unable to predict the timing and outcome of this matter.

Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures of Cash Flow Information
Supplemental Disclosures of Cash Flow Information

14. Supplemental Disclosures of Cash Flow Information

        Non-cash investing and financing activities are comprised of the following for the years ended December 31, 2010, 2011 and 2012:

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Dividends declared to Holdings by the Company(1)	$(12,600)	$(5,240)	$(5,240)
Notes issued with acquisitions(2)	—	1,020	1,844
Liabilities assumed with acquisitions(2)	48,479	701	107
Contingent consideration related to acquisitions(2)	—	—	1,500
(1)
Recorded in accrued other liabilities on the consolidated balance sheet of the Company.

(2)
Refer to Footnote 2—Acquisitions.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

15. Subsequent Events

        On February 20, 2013, the Company entered into an additional credit extension amendment to its senior secured credit facilities providing for a $300.0 million additional term loan tranche, (the "Series B Tranche B Term Loan") to the Company. The Company intends to use borrowings under the Series B Tranche B Term Loan to redeem all of its outstanding 7 5/8% senior subordinated notes due 2015, to redeem all of Holdings' senior floating rate notes due 2015, and to repay a portion of the balance outstanding under its revolving credit facility.

        Borrowings under the Series B Tranche B Term Loan will bear interest at a rate equal to Adjusted LIBO plus 3.25%, or Alternate Base Rate plus 2.25%. The Series B Tranche B Term Loan amortizes in equal quarterly installments on the last day of each March, June, September and December in aggregate annual amounts equal to $3.0 million. The balance of the Series B Tranche B Term Loan will be payable on February 20, 2016.

        On February 20, 2013, the Company and Holdings each instructed U.S. Bank Trust National Association, as trustee, to deliver an irrevocable notice of redemption to the holders of all of the Company's outstanding 7 5/8% senior subordinated notes due 2015 and all of Holdings' outstanding senior floating rate notes due 2015, respectively, all of which will be redeemed at 100% of the principal amount plus any accrued and unpaid interest to the redemption date on or about March 22, 2013. The Company anticipates recognition of a loss on the early retirement of indebtedness of $0.6 million in the first quarter ending March 31, 2013 for unamortized debt issuance costs.

Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's Senior Notes.
Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's Senior Notes

8. Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 6.375% Senior Notes

        The Company's 6.375% senior notes are fully and unconditionally guaranteed, except for customary limitations, on a senior basis by all of the Company's wholly-owned subsidiaries (the "Subsidiary Guarantors") which is defined as a subsidiary where the Company or a subsidiary of the Company holds all of the outstanding ownership interests. Certain of the Company's subsidiaries did not guarantee the 6.375% senior notes (the "Non-Guarantor Subsidiaries").

        The Company conducts a significant portion of its business through its subsidiaries. Presented below is condensed consolidating financial information for the Company, the Subsidiary Guarantors and the Non-Guarantor Subsidiaries at December 31, 2012 and June 30, 2013 and for the three and six months ended June 30, 2012 and 2013.

        The equity method has been used by the Company with respect to investments in subsidiaries. The equity method has been used by Subsidiary Guarantors with respect to investments in Non-Guarantor Subsidiaries. Separate financial statements for Subsidiary Guarantors are not presented.

Select Medical Corporation

Consolidating Balance Sheet

June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$5,053	$2,501	$1,214	$—		$8,768
Accounts receivable, net	—	363,430	63,761	—		427,191
Current deferred tax asset	8,844	1,701	4,305	—		14,850
Prepaid income taxes	12,219	—	—	—		12,219
Intercompany receivables	—	995,840	106,493	(1,102,333)	(a)	—
Other current assets	7,910	25,425	4,742	—		38,077

Total Current Assets	34,026	1,388,897	180,515	(1,102,333)		501,105
Property and equipment, net	15,417	424,392	58,999	—		498,808
Investment in affiliates	3,001,006	87,070	—	(3,088,076)	(b)(c)	—
Goodwill	—	1,641,796	—	—		1,641,796
Other identifiable intangibles	—	71,713	—	—		71,713
Non-current deferred tax asset	7,129	—	—	(7,129)	(d)	—
Other assets	34,220	96,805	608	—		131,633

Total Assets	$3,091,798	$3,710,673	$240,122	$(4,197,538)		$2,845,055

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$19,461	$—	$—	$—		$19,461
Current portion of long-term debt and notes payable	9,050	2,195	1,985	—		13,230
Accounts payable	6,531	68,785	11,598	—		86,914
Intercompany payables	1,102,333	—	—	(1,102,333)	(a)	—
Accrued payroll	573	75,542	174	—		76,289
Accrued vacation	4,634	47,909	7,761	—		60,304
Accrued interest	7,927	1,130	—	—		9,057
Accrued other	48,367	36,500	9,260	—		94,127
Due to third party payors	—	2,745	3,550	—		6,295

Total Current Liabilities	1,198,876	234,806	34,328	(1,102,333)		365,677
Long-term debt, net of current portion	1,085,867	367,718	64,143	—		1,517,728
Non-current deferred tax liability	—	87,637	9,168	(7,129)	(d)	89,676
Other non-current liabilities	48,756	21,688	203	—		70,647

Total Liabilities	2,333,499	711,849	107,842	(1,109,462)		2,043,728
Redeemable non-controlling interests	—	—	12,520	—		12,520
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	864,557	—	—	—		864,557
Retained earnings (accumulated deficit)	(106,258)	861,889	25,223	(887,112)	(c)	(106,258)
Subsidiary investment	—	2,136,935	64,029	(2,200,964)	(b)	—

Total Select Medical Corporation Stockholder's Equity	758,299	2,998,824	89,252	(3,088,076)		758,299
Non-controlling interests	—	—	30,508	—		30,508

Total Equity	758,299	2,998,824	119,760	(3,088,076)		788,807

Total Liabilities and Equity	$3,091,798	$3,710,673	$240,122	$(4,197,538)		$2,845,055

(a)
Elimination of intercompany.

(b)
Elimination of investments in consolidated subsidiaries.

(c)
Elimination of investments in consolidated subsidiaries' earnings.

(d)
Reclass of non-current deferred tax asset to report net non-current deferred tax liability in consolidation.

Select Medical Corporation

Consolidating Statement of Operations

For the Three Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$207	$652,745	$103,721	$—	$756,673

Costs and expenses:
Cost of services	557	537,048	88,125	—	625,730
General and administrative	17,853	74	—	—	17,927
Bad debt expense	—	7,099	1,747	—	8,846
Depreciation and amortization	975	12,522	2,410	—	15,907

Total costs and expenses	19,385	556,743	92,282	—	668,410

Income (loss) from operations	(19,178)	96,002	11,439	—	88,263
Other income and expense:
Intercompany interest and royalty fees	(361)	355	6	—	—
Intercompany management fees	62,247	(57,217)	(5,030)	—	—
Equity in earnings of unconsolidated subsidiaries	—	546	22	—	568
Loss on early retirement of debt	(17,280)	—	—	—	(17,280)
Interest expense	(15,427)	(5,447)	(1,030)	—	(21,904)

Income from operations before income taxes	10,001	34,239	5,407	—	49,647
Income tax expense	6,555	13,018	196	—	19,769
Equity in earnings of subsidiaries	24,334	3,439	—	(27,773) (a)	—

Net income	27,780	24,660	5,211	(27,773)	29,878
Less: Net income attributable to non-controlling interests	—	—	2,098	—	2,098

Net income attributable to Select Medical Corporation	$27,780	$24,660	$3,113	$(27,773)	$27,780

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Operations

For the Six Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$310	$1,296,182	$210,136	$—	$1,506,628

Costs and expenses:
Cost of services	1,110	1,073,295	176,229	—	1,250,634
General and administrative	35,219	106	—	—	35,325
Bad debt expense	—	14,922	3,245	—	18,167
Depreciation and amortization	1,945	25,025	4,739	—	31,709

Total costs and expenses	38,274	1,113,348	184,213	—	1,335,835

Income (loss) from operations	(37,964)	182,834	25,923	—	170,793
Other income and expense:
Intercompany interest and royalty fees	(755)	741	14	—	—
Intercompany management fees	81,976	(72,619)	(9,357)	—	—
Equity in earnings of unconsolidated subsidiaries	—	1,571	55	—	1,626
Loss on early retirement of debt	(17,788)	—	—	—	(17,788)
Interest expense	(30,153)	(10,769)	(2,030)	—	(42,952)

Income (loss) from operations before income taxes	(4,684)	101,758	14,605	—	111,679
Income tax expense	1,912	40,682	215	—	42,809
Equity in earnings of subsidiaries	70,984	10,121	—	(81,105) (a)	—

Net income	64,388	71,197	14,390	(81,105)	68,870
Less: Net income attributable to non-controlling interests	—	—	4,482	—	4,482

Net income attributable to Select Medical Corporation	$64,388	$71,197	$9,908	$(81,105)	$64,388

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$64,388	$71,197	$14,390	$(81,105)	(a)	$68,870
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,945	25,025	4,739	—		31,709
Provision for bad debts	—	14,922	3,245	—		18,167
Equity in earnings of unconsolidated subsidiaires	—	(1,571)	(55)	—		(1,626)
Loss on early retirement of debt	17,788	—	—	—		17,788
Loss from disposal or sale of assets	—	74	7	—		81
Non-cash stock compensation expense	3,537	—	—	—		3,537
Amortization of debt discount and issuance costs	4,499	—	—	—		4,499
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(70,984)	(10,121)	—	81,105	(a)	—
Accounts receivable	—	(70,357)	(13,475)	—		(83,832)
Other current assets	(2,310)	(5,405)	1,821	—		(5,894)
Other assets	(5,540)	5,600	84	—		144
Accounts payable	1,857	(3,460)	(1,062)	—		(2,665)
Due to third-party payors	—	4,390	827	—		5,217
Accrued expenses	(19,539)	(6,586)	1,180	—		(24,945)
Income and deferred taxes	(3,448)	—	—	—		(3,448)

Net cash provided by (used in) operating activities	(7,807)	23,708	11,701	—		27,602

Investing activities
Purchases of property and equipment	(1,071)	(23,802)	(3,089)	—		(27,962)
Investment in businesses, net of distributions	—	(28,716)	—	—		(28,716)
Acquisition of businesses, net of cash acquired	—	(171)	—	—		(171)

Net cash used in investing activities	(1,071)	(52,689)	(3,089)	—		(56,849)

Financing activities
Borrowings on revolving credit facility	455,000	—	—	—		455,000
Payments on revolving credit facility	(480,000)	—	—	—		(480,000)
Borrowings on credit facility term loans, net of discount	298,500	—	—	—		298,500
Payments on credit facility term loans	(592,615)	—	—	—		(592,615)
Issuance of 6.375% senior notes	600,000	—	—	—		600,000
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(70,000)	—	—	—		(70,000)
Borrowings of other debt	5,826	—	1,083	—		6,909
Principal payments on other debt	(4,057)	(223)	(393)	—		(4,673)
Debt issuance costs	(18,583)	—	—	—		(18,583)
Dividends paid to Holdings	(196,825)	—	—	—		(196,825)
Proceeds from bank overdrafts	1,625	—	—	—		1,625
Intercompany	(20,010)	27,971	(7,961)	—		—
Distributions to non-controlling interests	—	—	(1,467)	—		(1,467)

Net cash provided by (used in) financing activities	(21,139)	27,748	(8,738)	—		(2,129)

Net decrease in cash and cash equivalents	(30,017)	(1,233)	(126)	—		(31,376)
Cash and cash equivalents at beginning of period	35,070	3,734	1,340	—		40,144

Cash and cash equivalents at end of period	$5,053	$2,501	$1,214	$—		$8,768

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation

Consolidating Balance Sheet

December 31, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$35,070	$3,734	$1,340	$—		$40,144
Accounts receivable, net	—	308,043	53,531	(1,645	)(a)	359,929
Current deferred tax asset	12,383	1,060	4,434	—		17,877
Prepaid income taxes	3,895	—	—	—		3,895
Intercompany receivables	—	1,021,479	102,694	(1,124,173	)(b)	—
Other current assets	5,600	19,655	6,563	—		31,818

Total Current Assets	56,948	1,353,971	168,562	(1,125,818)		453,663
Property and equipment, net	16,344	425,677	59,531	—		501,552
Investment in affiliates	2,930,022	82,475	—	(3,012,497	)(c)(d)	—
Goodwill	—	1,640,534	—	—		1,640,534
Other identifiable intangibles	—	71,745	—	—		71,745
Non-current deferred tax asset	5,107	—	—	(5,107	)(e)	—
Other assets	28,680	63,447	692	—		92,819

Total Assets	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$17,836	$—	$—	$—		$17,836
Current portion of long-term debt and notes payable	8,916	1,059	1,671	—		11,646
Accounts payable	4,674	72,213	12,660	—		89,547
Intercompany payables	1,124,173	—	—	(1,124,173	)(b)	—
Accrued payroll	186	88,096	304	—		88,586
Accrued vacation	4,249	44,508	6,957	—		55,714
Accrued interest	17,955	804	—	—		18,759
Accrued other	58,650	39,876	8,754	—		107,280
Due to third party payors	—	—	2,723	(1,645	)(a)	1,078

Total Current Liabilities	1,236,639	246,556	33,069	(1,125,818)		390,446
Long-term debt, net of current portion	872,671	358,104	60,522	—		1,291,297
Non-current deferred tax liability	—	85,287	9,330	(5,107	)(e)	89,510
Other non-current liabilities	46,474	20,275	1,753	—		68,502

Total Liabilities	2,155,784	710,222	104,674	(1,130,925)		1,839,755
Redeemable non-controlling interests	—	—	10,811	—		10,811
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	859,839	—	—	—		859,839
Retained earnings	21,478	790,692	21,197	(811,889	)(d)	21,478
Subsidiary investment	—	2,136,935	63,673	(2,200,608	)(c)	—

Total Select Medical Corporation Stockholder's Equity	881,317	2,927,627	84,870	(3,012,497)		881,317
Non-controlling interests	—	—	28,430	—		28,430

Total Equity	881,317	2,927,627	113,300	(3,012,497)		909,747

Total Liabilities and Equity	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

(a)
Reclass portion of due to third party payor to accounts receivable net in consolidation.

(b)
Elimination of intercompany.

(c)
Elimination of investments in consolidated subsidiaries.

(d)
Elimination of investments in consolidated subsidiaries' earnings.

(e)
Reclass of non-current deferred tax asset to report net non-current deferred tax liability in consolidation.

Select Medical Corporation

Consolidating Statement of Operations

For the Three Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$13	$649,628	$100,552	$—	$750,193

Costs and expenses:
Cost of services	521	527,479	84,669	—	612,669
General and administrative	19,345	(791)	—	—	18,554
Bad debt expense	—	8,832	1,197	—	10,029
Depreciation and amortization	718	12,410	2,300	—	15,428

Total costs and expenses	20,584	547,930	88,166	—	656,680

Income (loss) from operations	(20,571)	101,698	12,386	—	93,513
Other income and expense:
Intercompany interest and royalty fees	(763)	754	9	—	—
Intercompany management fees	27,755	(23,159)	(4,596)	—	—
Equity in earnings of unconsolidated subsidiaries	—	2,739	13	—	2,752
Interest expense	(13,173)	(6,712)	(1,072)	—	(20,957)

Income (loss) from operations before income taxes	(6,752)	75,320	6,740	—	75,308
Income tax expense	2,211	26,377	58	—	28,646
Equity in earnings of subsidiaries	53,981	5,612	—	(59,593) (a)	—

Net income	45,018	54,555	6,682	(59,593)	46,662
Less: Net income attributable to non-controlling interests	—	—	1,644	—	1,644

Net income attributable to Select Medical Corporation	$45,018	$54,555	$5,038	$(59,593)	$45,018

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Operations

For the Six Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$97	$1,293,953	$200,164	$—	$1,494,214

Costs and expenses:
Cost of services	1,010	1,052,944	170,334	—	1,224,288
General and administrative	33,455	(677)	—	—	32,778
Bad debt expense	—	17,674	2,730	—	20,404
Depreciation and amortization	1,423	25,580	4,624	—	31,627

Total costs and expenses	35,888	1,095,521	177,688	—	1,309,097

Income (loss) from operations	(35,791)	198,432	22,476	—	185,117
Other income and expense:
Intercompany interest and royalty fees	(1,556)	1,539	17	—	—
Intercompany management fees	57,129	(48,242)	(8,887)	—	—
Equity in earnings of unconsolidated subsidiaries	—	5,194	23	—	5,217
Interest expense	(26,147)	(13,910)	(2,150)	—	(42,207)

Income (loss) from operations before income taxes	(6,365)	143,013	11,479	—	148,127
Income tax expense	1,976	54,904	276	—	57,156
Equity in earnings of subsidiaries	96,638	9,111	—	(105,749) (a)	—

Net income	88,297	97,220	11,203	(105,749)	90,971
Less: Net income attributable to non-controlling interests	—	—	2,674	—	2,674

Net income attributable to Select Medical Corporation	$88,297	$97,220	$8,529	$(105,749)	$88,297

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$88,297	$97,220	$11,203	$(105,749)	(a)	$90,971
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,423	25,580	4,624	—		31,627
Provision for bad debts	—	17,674	2,730	—		20,404
Equity in earnings of unconsolidated subsidiaries	—	(5,194)	(23)	—		(5,217)
Loss (gain) from disposal of assets	—	(3,606)	2	—		(3,604)
Non-cash stock compensation expense	2,599	—	—	—		2,599
Amortization of debt discount and issuance costs	3,325	—	—	—		3,325
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(96,638)	(9,111)	—	105,749	(a)	—
Accounts receivable	—	(15,938)	(14,582)	—		(30,520)
Other current assets	(1,314)	(983)	685	—		(1,612)
Other assets	1,348	183	144	—		1,675
Accounts payable	(674)	(3,498)	(1,314)	—		(5,486)
Due to third-party payors	—	(9,527)	11,265	—		1,738
Accrued expenses	8,717	(2,587)	210	—		6,340
Income and deferred taxes	11,809	—	—	—		11,809

Net cash provided by operating activities	18,892	90,213	14,944	—		124,049

Investing activities
Purchases of property and equipment	(1,536)	(20,684)	(5,714)	—		(27,934)
Proceeds from sale of assets	—	16,511	—	—		16,511
Investment in businesses, net of distributions	—	(10,014)	—	—		(10,014)
Acquisition of businesses, net of cash acquired	—	(206)	—	—		(206)

Net cash used in investing activities	(1,536)	(14,393)	(5,714)	—		(21,643)

Financing activities
Borrowings on revolving credit facility	340,000	—	—	—		340,000
Payments on revolving credit facility	(380,000)	—	—	—		(380,000)
Payments on credit facility term loans	(4,250)	—	—	—		(4,250)
Borrowings of other debt	5,557	—	278	—		5,835
Principal payments on other debt	(4,179)	(220)	(686)	—		(5,085)
Dividends paid to Holdings	(52,034)	—	—	—		(52,034)
Equity investment by Holdings	547	—	—	—		547
Proceeds from bank overdrafts	3,739	—	—	—		3,739
Intercompany	79,937	(72,802)	(7,135)	—		—
Distributions to non-controlling interests	—	—	(1,681)	—		(1,681)

Net cash used in financing activities	(10,683)	(73,022)	(9,224)	—		(92,929)

Net increase in cash and cash equivalents	6,673	2,798	6	—		9,477
Cash and cash equivalents at beginning of period	11,427	—	616	—		12,043

Cash and cash equivalents at end of period	$18,100	$2,798	$622	$—		$21,520

(a)
Elimination of equity in earnings of consolidated subsidiaries.

16. Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes

        The Company's 7 5/8% senior subordinated notes are fully and unconditionally guaranteed, except for customary limitations, on a senior subordinated basis by all of the Company's wholly-owned subsidiaries (the "Subsidiary Guarantors") which is defined as a subsidiary where the Company holds all ownership interests. Certain of the Company's subsidiaries did not guarantee the 7 5/8% senior subordinated notes (the "Non-Guarantor Subsidiaries").

        The Company conducts a significant portion of its business through its subsidiaries. Presented below is condensed consolidating financial information for the Company, the Subsidiary Guarantors and the Non-Guarantor Subsidiaries at December 31, 2011 and 2012 and the years ended December 31, 2010, 2011 and 2012.

        The equity method has been used by the Company with respect to investments in subsidiaries. The equity method has been used by Subsidiary Guarantors with respect to investments in Non-Guarantor Subsidiaries. Separate financial statements for Subsidiary Guarantors are not presented.

        The condensed consolidating balance sheets at December 2011 and the condensed consolidating statements of cash flows for the years ended December 31, 2011 and 2010 included in this footnote contain certain immaterial adjustments that were made to the December 31, 2011 condensed consolidating balance sheet and the condensed consolidating statements of cash flows for the years ended December 31, 2011 and 2010 relating to the presentation of intercompany transactions. On the December 31, 2011 condensed consolidating balance sheet, intercompany accounts that were previously reported as both asset and liability balances within the liability section of the balance sheet have been adjusted and presented separately as either an intercompany receivable within the current asset classification or as an intercompany payable within the current liability classification, based upon the account's attributes on each subsidiary's balance sheet. On the condensed consolidating statement of cash flows for the years ended December 31, 2011 and 2010, the changes in intercompany advances that were previously reported as a change in operating assets and liabilities in cash flow provided by (used in) operating activities has been adjusted as a financing activity. These adjustments had no impact on the total equity of the Guarantors, non-Guarantors or Parent Company. They did not alter the net increase or decrease in cash for the Guarantors, non-Guarantors or Parent Company.

        On February 20, 2013, the Company instructed U.S. Bank Trust National Association, as trustee, to deliver an irrevocable notice of redemption to the holders of all of the Company's outstanding 7 5/8% senior subordinated notes due 2015 all of which will be redeemed at 100% of the principal amount plus any accrued and unpaid interest to the redemption date on or about March 22, 2013.

Select Medical Corporation
Consolidating Balance Sheet
December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$35,070	$3,734	$1,340	$—		$40,144
Accounts receivable, net	—	308,043	53,531	(1,645)		359,929
Current deferred tax asset	12,383	1,060	4,434	—		17,877
Prepaid income taxes	3,895	—	—	—		3,895
Intercompany receivables	—	1,021,479	102,694	(1,124,173)		—
Other current assets	5,600	19,655	6,563	—		31,818

Total Current Assets	56,948	1,353,971	168,562	(1,125,818)		453,663
Property and equipment, net	16,344	425,677	59,531	—		501,552
Investment in affiliates	2,930,022	82,475	—	(3,012,497	)(a)(b)	—
Goodwill	—	1,640,534	—	—		1,640,534
Other identifiable intangibles	—	71,745	—	—		71,745
Non-current deferred tax asset	5,107	—	—	(5,107)		—
Other assets	28,680	63,447	692	—		92,819

Total Assets	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$17,836	$—	$—	$—		$17,836
Current portion of long-term debt and notes payable	8,916	1,059	1,671	—		11,646
Accounts payable	4,674	72,213	12,660	—		89,547
Intercompany payables	1,124,173	—	—	(1,124,173)		—
Accrued payroll	186	88,096	304	—		88,586
Accrued vacation	4,249	44,508	6,957	—		55,714
Accrued interest	17,955	804	—	—		18,759
Accrued other	58,650	39,876	8,754	—		107,280
Due to third party payors	—	—	2,723	(1,645)		1,078

Total Current Liabilities	1,236,639	246,556	33,069	(1,125,818)		390,446
Long-term debt, net of current portion	872,671	358,104	60,522	—		1,291,297
Non-current deferred tax liability	—	85,287	9,330	(5,107)		89,510
Other non-current liabilities	46,474	20,275	1,753	—		68,502

Total Liabilities	2,155,784	710,222	104,674	(1,130,925)		1,839,755
Redeemable non-controlling interests	—	—	10,811	—		10,811
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	859,839	—	—	—		859,839
Retained earnings	21,478	790,692	21,197	(811,889	)(b)	21,478
Subsidiary investment	—	2,136,935	63,673	(2,200,608	)(a)	—

Total Select Medical Corporation Stockholder's Equity	881,317	2,927,627	84,870	(3,012,497)		881,317
Non-controlling interests	—	—	28,430	—		28,430

Total Equity	881,317	2,927,627	113,300	(3,012,497)		909,747

Total Liabilities and Equity	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

(a)
Elimination of investments in consolidated subsidiaries.

(b)
Elimination of investments in consolidated subsidiaries' earnings.

Select Medical Corporation
Consolidating Statement of Operations
For the Year Ended December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Net operating revenues	$123	$2,549,896	$398,950	$—		$2,948,969

Costs and expenses:
Cost of services	2,139	2,099,734	341,677	—		2,443,550
General and administrative	67,402	(1,208)	—	—		66,194
Bad debt expense	—	33,595	5,460	—		39,055
Depreciation and amortization	3,267	50,734	9,310	—		63,311

Total costs and expenses	72,808	2,182,855	356,447	—		2,612,110

Income (loss) from operations	(72,685)	367,041	42,503	—		336,859
Other income and expense:
Intercompany interest and royalty fees	(2,532)	2,494	38	—		—
Intercompany management fees	120,276	(102,096)	(18,180)	—		—
Loss on early retirement of debt	(6,064)	—	—	—		(6,064)
Equity in earnings of unconsolidated subsidiaries	—	7,637	68	—		7,705
Interest expense	(54,167)	(25,348)	(4,244)	—		(83,759)

Income (loss) from operations before income taxes	(15,172)	249,728	20,185	—		254,741
Income tax expense (benefit)	(8,206)	101,795	(15)	—		93,574
Equity in earnings of subsidiaries	162,470	15,639	—	(178,109	)(a)	—

Net income	155,504	163,572	20,200	(178,109)		161,167
Less: Net income attributable to non-controlling interests	—	—	5,663	—		5,663

Net income attributable to Select Medical Corporation	$155,504	$163,572	$14,537	$(178,109)		$155,504

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$155,504	$163,572	$20,200	$(178,109	)(a)	$161,167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,267	50,734	9,310	—		63,311
Provision for bad debts	—	33,595	5,460	—		39,055
Equity in earnings of unconsolidated subsidiaires	—	(7,637)	(68)	—		(7,705)
Loss on early retirement of debt	6,064	—	—	—		6,064
Loss (gain) from disposal or sale of assets	—	(6,002)	96	—		(5,906)
Non-cash stock compensation expense	5,677	—	—	—		5,677
Amortization of debt discount and issuance costs	7,190	—	—	—		7,190
Deferred income taxes	7,909	—	—	—		7,909
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(162,470)	(15,639)	—	178,109	(a)	—
Accounts receivable	—	29,727	(14,569)	—		15,158
Other current assets	740	141	(2,488)	—		(1,607)
Other assets	2,448	3,268	161	—		5,877
Accounts payable	(2,679)	(4,040)	602	—		(6,117)
Due to third-party payors	—	(15,278)	10,830	—		(4,448)
Accrued expenses	25,350	(3,835)	2,231	—		23,746

Net cash provided by operating activities	49,000	228,606	31,765	—		309,371

Investing activities
Purchases of property and equipment	(5,150)	(49,160)	(13,875)	—		(68,185)
Proceeds from sale of assets	—	16,511	—	—		16,511
Investment in businesses, net of distributions	—	(14,689)	—	—		(14,689)
Acquisition of businesses, net of cash acquired	—	(6,043)	—	—		(6,043)

Net cash used in investing activities	(5,150)	(53,381)	(13,875)	—		(72,406)

Financing activities
Borrowings on revolving credit facility	495,000	—	—	—		495,000
Payments on revolving credit facility	(405,000)	—	—	—		(405,000)
Borrowings on 2011 credit facility term loans, net of discount	266,750	—	—	—		266,750
Payments on 2011 credit facility term loans	(9,875)	—	—	—		(9,875)
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(278,495)	—	—	—		(278,495)
Borrowings of other debt	8,003	—	278	—		8,281
Principal payments on other debt	(8,049)	(433)	(1,813)	—		(10,295)
Debt issuance costs	(6,527)	—	—	—		(6,527)
Dividends paid to Holdings	(268,479)	—	—	—		(268,479)
Equity investment by Holdings	1,817	—	—	—		1,817
Proceeds from bank overdrafts	1,227	—	—	—		1,227
Intercompany	183,421	(171,058)	(12,363)	—		—
Distributions to non-controlling interests	—	—	(3,268)	—		(3,268)

Net cash used in financing activities	(20,207)	(171,491)	(17,166)	—		(208,864)

Net increase in cash and cash equivalents	23,643	3,734	724	—		28,101
Cash and cash equivalents at beginning of period	11,427	—	616	—		12,043

Cash and cash equivalents at end of period	$35,070	$3,734	$1,340	$—		$40,144

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation
Consolidating Balance Sheet
December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$11,427	$—	$616	$—		$12,043
Accounts receivable, net	—	369,321	52,529	(8,107)		413,743
Current deferred tax asset	11,415	3,221	3,669	—		18,305
Prepaid income taxes	9,497	—	—	—		9,497
Intercompany receivables	—	880,537	98,448	(978,985)		—
Other current assets	6,340	19,407	4,075	—		29,822

Total Current Assets	38,679	1,272,486	159,337	(987,092)		483,410
Property and equipment, net	14,641	440,736	54,651	—		510,028
Investment in affiliates	2,751,776	83,772	—	(2,835,548	)(a)(b)	—
Goodwill	—	1,631,716	—	—		1,631,716
Other identifiable intangibles	—	72,123	—	—		72,123
Non-current deferred tax asset	2,509	—	—	(2,509)		—
Other assets	31,128	41,480	853	—		73,461

Total Assets	$2,838,733	$3,542,313	$214,841	$(3,825,149)		$2,770,738

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$16,609	$—	$—	$—		$16,609
Current portion of long-term debt and notes payable	8,853	390	1,605	—		10,848
Accounts payable	7,353	76,207	12,058	—		95,618
Intercompany payables	978,985	—	—	(978,985)		—
Accrued payroll	229	82,518	141	—		82,888
Accrued vacation	3,703	41,305	6,242	—		51,250
Accrued interest	11,843	137	—	—		11,980
Accrued other	47,829	56,113	7,401	—		111,343
Due to third party payors	—	13,633	—	(8,107)		5,526

Total Current Liabilities	1,075,404	270,303	27,447	(987,092)		386,062
Long-term debt, net of current portion	733,328	425,315	60,007	—		1,218,650
Non-current deferred tax liability	—	75,750	8,787	(2,509)		82,028
Other non-current liabilities	46,555	17,970	380	—		64,905

Total Liabilities	1,855,287	789,338	96,621	(989,601)		1,751,645
Redeemable non-controlling interests	—	—	8,988	—		8,988
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	848,844	—	—	—		848,844
Retained earnings	134,602	627,120	23,154	(650,274	)(b)	134,602
Subsidiary investment	—	2,125,855	59,419	(2,185,274	)(a)	—

Total Select Medical Corporation Stockholder's Equity	983,446	2,752,975	82,573	(2,835,548)		983,446
Non-controlling interests	—	—	26,659	—		26,659

Total Equity	983,446	2,752,975	109,232	(2,835,548)		1,010,105

Total Liabilities and Equity	$2,838,733	$3,542,313	$214,841	$(3,825,149)		$2,770,738

(a)
Elimination of investments in consolidated subsidiaries.

(b)
Elimination of investments in consolidated subsidiaries' earnings.

Select Medical Corporation
Consolidating Statement of Operations
For the Year Ended December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$121	$2,436,177	$368,209	$—	$2,804,507

Costs and expenses:
Cost of services	1,729	1,996,671	310,170	—	2,308,570
General and administrative	61,995	359	—	—	62,354
Bad debt expense	—	44,300	7,047	—	51,347
Depreciation and amortization	4,115	58,064	9,338	—	71,517

Total costs and expenses	67,839	2,099,394	326,555	—	2,493,788

Income (loss) from operations	(67,718)	336,783	41,654	—	310,719
Other income and expense:
Intercompany interest and royalty fees	(3,408)	3,382	26	—	—
Intercompany management fees	120,013	(102,970)	(17,043)	—	—
Loss on early retirement of debt	(20,385)	—	—	—	(20,385)
Equity in earnings of unconsolidated subsidiaries	—	2,870	53	—	2,923
Interest income	132	122	68	—	322
Interest expense	(41,817)	(34,612)	(4,803)	—	(81,232)

Income (loss) before income taxes	(13,183)	205,575	19,955	—	212,347
Income tax expense (benefit)	(12,821)	92,561	1,244	—	80,984
Equity in earnings of subsidiaries	126,809	13,406	—	(140,215) (a)	—

Net income	126,447	126,420	18,711	(140,215)	131,363
Less: Net income attributable to non-controlling interests	—	—	4,916	—	4,916

Net income attributable to Select Medical Corporation	$126,447	$126,420	$13,795	$(140,215)	$126,447

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$126,447	$126,420	$18,711	$(140,215	)(a)	$131,363
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,115	58,064	9,338	—		71,517
Provision for bad debts	—	44,300	7,047	—		51,347
Equity in earnings of unconsolidated subsidiaries	—	(2,870)	(53)	—		(2,923)
Loss on early retirement of debt	20,385	—	—	—		20,385
Loss (gain) from disposal or sale of assets	13	(5,024)	45	—		(4,966)
Non-cash stock compensation expense	3,725	—	—	—		3,725
Amortization of debt discount and issuance costs	6,700	—	—	—		6,700
Deferred income taxes	35,305	—	—	—		35,305
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(126,809)	(13,406)	—	140,215	(a)	—
Accounts receivable	—	(98,966)	(12,160)	—		(111,126)
Other current assets	(1,780)	1,165	(586)	—		(1,201)
Other assets	(12,069)	9,683	318	—		(2,068)
Accounts payable	1,326	16,247	3,056	—		20,629
Due to third-party payors	—	1,408	(1,181)	—		227
Accrued expenses	14,823	5,522	794	—		21,139

Net cash provided by operating activities	72,181	142,543	25,329	—		240,053

Investing activities
Purchases of property and equipment	(3,413)	(37,759)	(4,844)	—		(46,016)
Investment in businesses, net of distributions	—	(15,699)	—	—		(15,699)
Acquisition of businesses, net of cash acquired	—	(899)	—	—		(899)
Proceeds from sale of assets	—	7,879	—	—		7,879

Net cash used in investing activities	(3,413)	(46,478)	(4,844)	—		(54,735)

Financing activities
Borrowings on revolving credit facility	735,000	—	—	—		735,000
Payments on revolving credit facility	(720,000)	—	—	—		(720,000)
Borrowings on 2011 credit facility term loans, net of discount	841,500	—	—	—		841,500
Payments on 2011 credit facility term loans	(4,250)	—	—	—		(4,250)
Payments on 2005 credit facility term loans, net of call premium	(484,633)	—	—	—		(484,633)
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(273,941)	—	—	—		(273,941)
Borrowings of other debt	6,100	955	—	—		7,055
Principal payments on other debt	(5,662)	(755)	(1,082)	—		(7,499)
Debt issuance costs	(18,556)	—	—	—		(18,556)
Repayments of bank overdrafts	(2,183)	—	—	—		(2,183)
Equity investment by Holdings	208	—	—	—		208
Dividends paid to Holdings	(245,729)	—	—	—		(245,729)
Intercompany	114,656	(99,832)	(14,824)	—		—
Distributions to non-controlling interests	—	—	(4,612)	—		(4,612)

Net cash used in financing activities	(57,490)	(99,632)	(20,518)	—		(177,640)

Net increase (decrease) in cash and cash equivalents	11,278	(3,567)	(33)	—		7,678
Cash and cash equivalents at beginning of period	149	3,567	649	—		4,365

Cash and cash equivalents at end of period	$11,427	$—	$616	$—		$12,043

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation
Consolidating Statement of Operations and Comprehensive Income
For the Year Ended December 31, 2010

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$107	$2,060,001	$330,182	$—	$2,390,290

Costs and expenses:
Cost of services	1,473	1,703,096	277,610	—	1,982,179
General and administrative	53,035	9,086	—	—	62,121
Bad debt expense	—	34,267	6,880	—	41,147
Depreciation and amortization	2,837	57,267	8,602	—	68,706

Total costs and expenses	57,345	1,803,716	293,092	—	2,154,153

Income (loss) from operations	(57,238)	256,285	37,090	—	236,137
Other income and expense:
Intercompany interest and royalty fees	(4,057)	4,026	31	—	—
Intercompany management fees	101,878	(86,451)	(15,427)	—	—
Equity in losses of unconsolidated subsidiaries	—	(440)	—	—	(440)
Other income	632	—	—	—	632
Interest expense	(44,921)	(34,965)	(4,586)	—	(84,472)

Income (loss) before income taxes	(3,706)	138,455	17,108	—	151,857
Income tax expense (benefit)	(7,097)	56,271	2,206	—	51,380
Equity in earnings of subsidiaries	92,366	10,647	—	(103,013) (a)	—

Net income	95,757	92,831	14,902	(103,013)	100,477
Less: Net income attributable to non-controlling interests	—	—	4,720	—	4,720

Net income attributable to Select Medical Corporation	95,757	92,831	10,182	(103,013)	95,757
Other comprehensive income:
Unrealized gain on interest rate swap, net of tax	8,914	—	—	—	8,914

Comprehensive income attributable to Select Medical Corporation	$104,671	$92,831	$10,182	$(103,013)	$104,671

(a)
Elimination of equity in net income from consolidated subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$95,757	$92,831	$14,902	$(103,013	)(a)	$100,477
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,837	57,267	8,602	—		68,706
Provision for bad debts	—	34,267	6,880	—		41,147
Equity in losses of unconsolidated subsidiaries	—	440	—	—		440
Loss from disposal of assets	4	329	151	—		484
Non-cash gain from interest rate swaps	(632)	—	—	—		(632)
Non-cash stock compensation expense	2,236	—	—	—		2,236
Amortization of debt discount and issuance costs	6,599	—	—	—		6,599
Deferred income taxes	9,450	—	—	—		9,450
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(92,366)	(10,647)	—	103,013	(a)	—
Accounts receivable	—	(42,549)	(21,780)	—		(64,329)
Other current assets	826	(1,008)	1,777	—		1,595
Other assets	(6,492)	(1,472)	1,193	—		(6,771)
Accounts payable	2,798	(9,971)	12	—		(7,161)
Due to third-party payors	—	(4,390)	2,488	—		(1,902)
Accrued expenses	(25,160)	42,387	2,498	—		19,725

Net cash provided by (used in) operating activities	(4,143)	157,484	16,723	—		170,064

Investing activities
Purchases of property and equipment	(3,078)	(33,186)	(15,497)	—		(51,761)
Proceeds from sale of assets	—	565	—	—		565
Acquisition of businesses, net of cash acquired	—	(165,802)	—	—		(165,802)

Net cash used in investing activities	(3,078)	(198,423)	(15,497)	—		(216,998)

Financing activities
Equity investment by Holdings	241	—	—	—		241
Borrowings on revolving credit facility	227,000	—	—	—		227,000
Payments on revolving credit facility	(202,000)	—	—	—		(202,000)
Payments on credit facility term loan	(1,223)	—	—	—		(1,223)
Borrowings of other debt	5,564	—	783	—		6,347
Principal payments on other debt	(5,589)	(946)	(901)	—		(7,436)
Dividends paid to Holdings	(69,671)	—	—	—		(69,671)
Proceeds from bank overdrafts	18,792	—	—	—		18,792
Intercompany	(46,684)	43,154	3,530	—		—
Distributions to non-controlling interests	—	—	(4,431)	—		(4,431)

Net cash provided by (used in) financing activities	(73,570)	42,208	(1,019)	—		(32,381)

Net increase (decrease) in cash and cash equivalents	(80,791)	1,269	207	—		(79,315)
Cash and cash equivalents at beginning of period	80,940	2,298	442	—		83,680

Cash and cash equivalents at end of period	$149	$3,567	$649	$—		$4,365

(a)
Elimination of equity in earnings of subsidiaries.

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

17. Selected Quarterly Financial Data (Unaudited)

        The table below sets forth selected unaudited financial data for each quarter of the last two years.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands)
Year ended December 31, 2011
Net operating revenues	$693,186	$698,749	$694,131	$718,441
Income from operations	87,632	81,026	68,073	73,988
Net income attributable to Select Medical Corporation	$38,224	$22,272	$27,291	$38,660

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands)
Year ended December 31, 2012
Net operating revenues	$744,021	$750,193	$713,669	$741,086
Income from operations	91,604	93,513	70,819	80,923
Net income attributable to Select Medical Corporation	$43,279	$45,018	$25,953	$41,254

Organization and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization and Significant Accounting Policies
Reclassifications		Reclassifications Certain reclassifications have been made to prior-year amounts in order to conform to the current-year presentation.
Principles of Consolidation

Principles of Consolidation

        The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries, limited liability companies and limited partnerships the Company and its subsidiaries control through ownership of general and limited partnership or membership interests. All significant intercompany balances and transactions are eliminated in consolidation.

Use of Estimates

Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Use of Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash equivalents are stated at cost which approximates market value.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

        The Company reports accounts receivable at estimated net realizable values. Substantially all of the Company's accounts receivable are related to providing healthcare services to patients whose costs are primarily paid by federal and state governmental authorities, managed care health plans, commercial insurance companies and workers' compensation programs. Collection of these accounts receivable is the Company's primary source of cash and is critical to its operating performance. The Company's primary collection risks relate to non-governmental payors who insure these patients and deductibles, co-payments and amounts owed by the patient. Deductibles, co-payments and amounts owed by the patient are an immaterial portion of the Company's net accounts receivable balance and accounted for approximately 0.2% of the net accounts receivable balance before doubtful accounts at both December 31, 2011 and December 31, 2012. The Company's general policy is to verify insurance coverage prior to the date of admission for a patient admitted to the Company's hospitals or in the case of the Company's outpatient rehabilitation clinics, the Company verifies insurance coverage prior to their first therapy visit. The Company's estimate for the allowance for doubtful accounts is calculated by providing a reserve allowance based upon the age of an account balance. Generally the Company has reserved as uncollectible all governmental accounts over 365 days and non-governmental accounts over 180 days from discharge. This method is monitored based on historical cash collections experience. Collections are impacted by the effectiveness of the Company's collection efforts with non-governmental payors and regulatory or administrative disruptions with the fiscal intermediaries that pay the Company's governmental receivables.

        The Company has historically collected substantially all of its third-party insured receivables (net of contractual allowances) which include receivables from governmental agencies. The Company reviews its overall reserve adequacy by monitoring historical cash collections as a percentage of net revenue less the provision for bad debts.

        Uncollected accounts are written off the balance sheet when they are turned over to an outside collection agency, or when management determines that the balance is uncollectible, whichever occurs first.

Property and Equipment

Property and Equipment

        Property and equipment are stated at cost net of accumulated depreciation. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets or the term of the lease, as appropriate. The general range of useful lives is as follows:

Leasehold improvements	5 years
Furniture and equipment	3 - 20 years
Buildings	40 years
Building Improvements	5 - 25 years
Land Improvements	2 - 25 years

        The Company reviews the realizability of long-lived assets whenever events or circumstances occur which indicate recorded costs may not be recoverable. Gains or losses related to the retirement or disposal of property and equipment are reported as a component of income from operations.

Concentration of Credit Risk

Concentration of Credit Risk

        Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash balances and trade receivables. The Company invests its excess cash with large financial institutions. The Company grants unsecured credit to its patients, most of who reside in the service area of the Company's facilities and are insured under third-party payor agreements. Because of the geographic diversity of the Company's facilities and non-governmental third-party payors, Medicare represents the Company's only significant concentration of credit risk.

Income Taxes

Income Taxes

        Deferred tax assets and liabilities are recognized using enacted tax rates for the effect of temporary differences between the book and tax bases of recorded assets and liabilities. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized. As part of the process of preparing its consolidated financial statements, the Company estimates income taxes based on its actual current tax exposure together with assessing temporary differences resulting from differing treatment of items for book and tax purposes. The Company also recognizes as deferred tax assets the future tax benefits from net operating loss carry forwards. The Company evaluates the realizability of these deferred tax assets by assessing their valuation allowances and by adjusting the amount of such allowances, if necessary. Among the factors used to assess the likelihood of realization are projections of future taxable income streams, the expected timing of the reversals of existing temporary differences, and the impact of tax planning strategies that could be implemented to avoid the potential loss of future tax benefits.

        Reserves for uncertain tax positions are established for exposure items related to various federal and state tax matters. Income tax reserves are recorded when an exposure is identified and when, in the opinion of management, it is more likely than not that a tax position will not be sustained and the amount of the liability can be estimated.

Intangible Assets

Intangible Assets

        Goodwill and certain other indefinite-lived intangible assets are not amortized, but instead are subject to periodic impairment evaluations. In performing the quantitative periodic impairment tests, the fair value of the reporting unit is compared to its carrying value, including goodwill and other intangible assets. If the carrying value exceeds the fair value, an impairment condition exists, which results in an impairment loss equal to the excess carrying value.

        To determine the fair value of its reporting units, the Company uses a discounted cash flow approach. Included in this analysis are assumptions regarding revenue growth rate, future Adjusted EBITDA margin estimates, future general and administrative expense rates and the industry's weighted average cost of capital and industry specific market comparable Adjusted EBITDA multiples. The Company also must estimate residual values at the end of the forecast period and future capital expenditure requirements. Each of these assumptions requires the Company to use its knowledge of (1) its industry, (2) its recent transactions, and (3) reasonable performance expectations for its operations. If any one of the above assumptions changes or fails to materialize, the resulting decline in the Company's estimated fair value could result in a material impairment charge to the goodwill associated with any one of the reporting units.

        Impairment tests are required to be conducted at least annually, or when events or conditions occur that might suggest a possible impairment. These events or conditions include, but are not limited to, a significant adverse change in the business environment, regulatory environment or legal factors; a current period operating or cash flow loss combined with a history of such losses or a projection of continuing losses; or a sale or disposition of a significant portion of a reporting unit. The occurrence of one of these events or conditions could significantly impact an impairment assessment, necessitating an impairment charge. For purposes of goodwill impairment assessment, the Company has defined its reporting units as specialty hospitals, outpatient rehabilitation clinics and contract therapy with goodwill having been allocated among reporting units based on the relative fair value of those divisions when the Merger occurred in 2005 and based on subsequent acquisitions and dispositions. The Company's most recent impairment assessment was completed during the fourth quarter of 2012 utilizing financial information as of October 1, 2012 and indicated that there was no impairment with respect to goodwill or other recorded intangible assets.

        Identifiable assets and liabilities acquired in connection with business combinations accounted for under the purchase method are recorded at their respective fair values. Deferred income taxes have been recorded to the extent of differences between the fair value and the tax basis of the assets acquired and liabilities assumed. Company management has allocated the intangible assets between identifiable intangibles and goodwill. At December 31, 2012, intangible assets other than goodwill consist of the values assigned to trademarks, certificates of need and accreditations. Management believes that the estimated useful lives established are reasonable based on the economic factors applicable to each of the intangible assets.

        The approximate useful life of each class of intangible assets is as follows:

Trademarks	Indefinite
Certificates of need	Indefinite
Accreditations	Indefinite

        The Company reviews the realizability of intangible assets whenever events or circumstances occur which indicate recorded amounts may not be recoverable.

        If the expected future cash flows (undiscounted) are less than the carrying amount of such assets, the Company recognizes an impairment loss for the difference between the carrying amount of the assets and their estimated fair value.

Due to Third-Party Payors

Due to Third-Party Payors

        Due to third-party payors represents the difference between amounts received under interim payment plans from Medicare and Medicaid for services rendered and amounts estimated to be reimbursed by those third-party payors upon settlement of cost reports.

Insurance Risk Programs

Insurance Risk Programs

        Under a number of the Company's insurance programs, which include the Company's employee health insurance program, its workers' compensation, professional liability insurance programs and certain components under its property and casualty insurance program, the Company is liable for a portion of its losses. In these situations the Company accrues for its losses under an occurrence-based approach whereby the Company estimates the losses that will be incurred in a respective accounting period and accrues that estimated liability. Where the Company has substantial exposure, actuarial methods are utilized in estimating the losses. In cases where the Company has minimal exposure, losses are estimated by analyzing historical trends. These programs are monitored quarterly and estimates are revised as necessary to take into account additional information. Provisions for losses for professional liability risks retained by the Company at December 31, 2011 and 2012 have been discounted at 3%. At December 31, 2011 and 2012 respectively, the Company had recorded a liability of $85.7 million and $92.5 million related to these programs. If the Company did not discount the provisions for losses for professional liability risks, the aggregate liability for all of the insurance risk programs would be approximately $88.6 million and $95.6 million at December 31, 2011 and 2012, respectively.

Equity Method Investments

Equity Method Investments

        Investments in equity method investees are accounted for using the equity method based upon the level of ownership and/or the Company's ability to exercise significant influence over the operating and financial policies of the investee. Investments of this nature are recorded at original cost and adjusted periodically to recognize the Company's proportionate share of the investees' net income or losses after the date of investment. When net losses from an investment accounted for under the equity method exceeds its carrying amount, the investment balance is reduced to zero. The Company resumes accounting for the investment under the equity method if the entity subsequently reports net income and the Company's share of that net income exceeds the share of the net losses not recognized during the period the equity method was suspended. Investments are written down only when there is clear evidence that a decline in value that is other than temporary has occurred. The Company evaluates its investments in companies accounted for using the equity method for impairment when there is evidence or indicators that a decrease in value may be other than temporary.

Non-Controlling Interests

Non-Controlling Interests

        The interests held by other parties in subsidiaries, limited liability companies and limited partnerships owned and controlled by the Company are reported as either redeemable non-controlling interests outside of stockholders' equity or as non-controlling interests in the stockholders' equity section of the consolidated balance sheets. The minority ownership interests that are reflected as redeemable non-controlling interests on our consolidated balance sheets consist of those outside owners that have certain "put rights," that are currently exercisable, and that, if exercised, require us to purchase the minority member's interest. Those redeemable non-controlling interests that are currently redeemable or considered probable of becoming redeemable have been adjusted to their approximate redemption values. As of December 31, 2011 and December 31, 2012, we believe the redemption values of the non-controlling ownership interests approximates the fair value of those interests classified as redeemable non-controlling interests. The non-controlling interests' balances reported in the stockholders' equity section of our consolidated balance sheets were $26.7 million and $28.4 million as of December 31, 2011 and December 31, 2012, respectively.

        Net income attributable to non-controlling interests was $4.7 million, $4.9 million and $5.7 million for the years ended December 31, 2010, December 31, 2011, and December 31, 2012, respectively. Non-controlling interests reported in the consolidated statement of operations and comprehensive income reflect the respective interests in the income or loss of the subsidiaries, attributable to the other parties, the effect of which is removed from the Company's consolidated statement of operations and comprehensive income.

        During 2012, the amounts related to redeemable non-controlling interests have been reclassified on the consolidated balance sheets at December 31, 2011 and the consolidated statement of changes in equity and income for the years ended December 31, 2010 and December 31, 2011 from non-controlling interests to redeemable non-controlling interests. The redeemable non-controlling interests' balances reported on our consolidated balance sheets were $9.0 million and $10.8 million as of December 31, 2011 and December 31, 2012, respectively.

Revenue Recognition

Revenue Recognition

        Net operating revenues consists primarily of patient service revenues and revenues generated from therapy services provided to healthcare institutions under contractual arrangements and are recognized as services are rendered.

        Patient service revenue is reported net of provisions for contractual allowances from third-party payors and patients. The Company has agreements with third-party payors that provide for payments to the Company at amounts different from its established billing rates. The differences between the estimated program reimbursement rates and the standard billing rates are accounted for as contractual adjustments, which are deducted from gross revenues to arrive at net operating revenues. Payment arrangements include prospectively determined rates per discharge, reimbursed costs, discounted charges, per diem and per visit payments. Retroactive adjustments are accrued on an estimated basis in the period the related services are rendered and adjusted in future periods as final settlements are determined. Accounts receivable resulting from such payment arrangements are recorded net of contractual allowances.

        A significant portion of the Company's net operating revenues are generated directly from the Medicare program. Net operating revenues generated directly from the Medicare program represented approximately 47%, 48% and 47% of the Company's net operating revenues for the years ended December 31, 2010, 2011 and 2012, respectively. Approximately 32% and 29% of the Company's accounts receivable (after allowances for contractual adjustments but before doubtful accounts) at December 31, 2011 and 2012, respectively, are from this payor source. As a provider of services to the Medicare program, the Company is subject to extensive regulations. The inability of any of the Company's specialty hospitals or clinics to comply with regulations can result in significant changes in that specialty hospital's or clinic's net operating revenues generated from the Medicare program.

        Revenues generated under contractual arrangements are comprised primarily of billings for services rendered to nursing homes, hospitals, schools and other third parties.

Fair Value Measurements

Fair Value Measurements

        The Company measures interest rate swap agreements at fair value at each balance sheet date. The Company determines the fair value of interest rate swap agreements based on financial models that consider current and future market interest rates and adjustments for non-performance risk. The Company considers those inputs utilized in the valuation process to be Level 2 in the fair value hierarchy. Level 2 in the fair value hierarchy is defined as inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active. The Company's last interest rate swap agreement matured on November 22, 2010.

Financial Instruments and Hedging

Financial Instruments and Hedging

        The Company has in the past entered into interest rate swap agreements to manage interest rate risk on a portion of its long-term borrowings. Interest rate swap agreements were limited in use and not entered into for speculative purposes. All interest rate swap agreements were recognized at fair value on the balance sheet. The effective portion of gains or losses on interest rate swap agreements designated as hedges, were initially deferred in stockholders' equity as a component of other comprehensive income. These deferred gains or losses were subsequently reclassified into earnings as an adjustment to interest expense over the same period in which the related interest payments being hedged are recognized in expense. The ineffective portion of changes in fair value of the interest rate swap agreements were immediately recognized in the other income and expense section of the consolidated statement of operations.

Stock Based Compensation

Stock Based Compensation

        The Company measures the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognizes the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements comprise both stock options and restricted share plans. Employee stock options are valued using the Black-Scholes option valuation method which uses assumptions that relate to the expected volatility of the Company's common stock, the expected dividend yield of the Company's stock, the expected life of the options and the risk free interest rate. Such compensation amounts, if any, are amortized over the respective vesting periods or periods of service of the option grant. The Company values restricted stock grants by using the public market price of its stock on the date of grant.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

        In July 2012, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2012-02, "Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment," ("Update 2012-02"). In accordance with Update 2012-02, an entity has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. If the entity determines that it is more likely than not that the fair value of the indefinite-lived intangible asset is less than the carrying value, the entity will be required to perform the quantitative impairment test. Update 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. However, early adoption is permitted. Update 2012-02 will not have an impact on the Company's consolidated financial statements.

        In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220)—Presentation of Comprehensive Income" ("Update 2011-05") that improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Update 2011-05 requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Under either method, adjustments must be displayed for items that are reclassified from other comprehensive income ("OCI") to net income, in both net income and OCI. Update 2011-05 does not change the current option for presenting components of OCI gross or net of the effect of income taxes, provided that such tax effects are presented in the statement in which OCI is presented or disclosed in the notes to the financial statements. Additionally, Update 2011-05 does not affect the calculation or reporting of earnings per share. Update 2011-05 was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and is to be applied retrospectively. With the adoption of Update 2011-05, the Company opted to change its presentation of its components of other comprehensive income to a single continuous statement of operations and other comprehensive income.

Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Significant Accounting Policies
Schedule of general range of useful lives of property and equipment

Leasehold improvements	5 years
Furniture and equipment	3 - 20 years
Buildings	40 years
Building Improvements	5 - 25 years
Land Improvements	2 - 25 years

Schedule of approximate useful life of each class of intangible assets

Trademarks	Indefinite
Certificates of need	Indefinite
Accreditations	Indefinite

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions
Schedule of purchase price allocation

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Cash paid (net of cash acquired)	$165,802	$899	$6,043
Notes issued	—	1,020	1,844

	165,802	1,919	7,887
Contingent consideration	—	—	1,500
Liabilities assumed	48,479	701	107

	214,281	2,620	9,494
Fair value of assets acquired, principally accounts receivable and property and equipment	113,894	767	1,313
Trademark	16,529	—	—
Accreditations	856	—	—
Certificates of need	456	—	—
Non-controlling interests	(437)	(602)	(970)

Cost in excess of fair value of net assets acquired (goodwill)	$82,983	$2,455	$9,151

Regency
Acquisitions
Schedule of purchase price allocation

The purchase price allocation reflecting the finalization of the intangible asset valuation and the post-closing settlement of working capital which occurred during the year ended December 31, 2011 is as follows (in thousands):

Cash paid, net of cash acquired of $11.3 million	$161,445

Fair value of net tangible assets acquired:
Accounts receivable	22,749
Other current assets	5,053
Property and equipment	82,688
Other assets	3,379
Current liabilities	(48,136)
Other liabilities	(1,528)

Net tangible assets acquired	64,205
Tradename	9,851
Accreditations	822
Certificates of need	475
Goodwill	86,092

$161,445

Schedule of pro forma unaudited results of operations

Pro-Forma Unaudited Results for the Year Ended December 31, 2010
(In thousands, except per share data)
Net revenue	$2,625,235
Net income	$98,463

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment
Schedule of components of property and equipment

	December 31,
	2011	2012
	(In thousands)
Land	$69,904	$68,573
Leasehold improvements	120,369	128,468
Buildings	361,081	352,677
Furniture and equipment	225,363	246,858
Construction-in-progress	9,686	21,648

	786,403	818,224
Less: accumulated depreciation	276,375	316,672

Total property and equipment	$510,028	$501,552

Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets
Schedule of intangible assets

	December 31, 2012	June 30, 2013
	(in thousands)
Goodwill	$1,640,534	$1,641,796
Trademarks	57,709	57,709
Certificates of need	11,914	11,921
Accreditations	2,122	2,083

Total	$1,712,279	$1,713,509

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets
Non-compete agreements	$25,909	$(25,569)
Indefinite-lived intangible assets
Goodwill	$1,631,716
Trademarks	57,709
Certificates of need	11,914
Accreditations	2,160

Total	$1,703,499

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets
Non-compete agreements	$25,909	$(25,909)
Indefinite-lived intangible assets
Goodwill	$1,640,534
Trademarks	57,709
Certificates of need	11,914
Accreditations	2,122

Total	$1,712,279

Schedule of amortization expenses for intangible assets with finite lives

	For the Year Ended December 31
	2010	2011	2012
	(In thousands)
Amortization expense	$4,247	$1,306	$340

Schedule of changes in the carrying amount of goodwill for the company's reportable segments

	Specialty Hospitals	Outpatient Rehabilitation	Total
	(in thousands)
Balance as of December 31, 2012	$1,333,220	$307,314	$1,640,534
Goodwill acquired during the period	1,395	—	1,395
Purchase price adjustment	—	(133)	(133)

Balance as of June 30, 2013	$1,334,615	$307,181	$1,641,796

	Specialty Hospitals	Outpatient Rehabilitation	Total
	(In thousands)
Balance as of January 1, 2011	$1,330,609	$300,643	$1,631,252
Goodwill revision(1)	7,114	—	7,114
Goodwill acquired during year(2)	(1,420)	3,875	2,455
Goodwill allocated to dispositions during the year	(2,750)	(6,355)	(9,105)

Balance as of December 31, 2011	$1,333,553	$298,163	$1,631,716
Goodwill acquired during year	—	9,151	9,151
Other	(333)	—	(333)

Balance as of December 31, 2012	$1,333,220	$307,314	$1,640,534

(1)
During 2011, the Company made a revision to the Regency purchase price allocation resulting from the finalization of the intangible asset valuations.

(2)
During 2011, the Company completed the post-closing settlement of net working capital with the seller of Regency for $3.9 million in cash received.

Long-Term Debt and Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt and Notes Payable
Schedule of components of long-term debt and notes payable

	December 31, 2012	June 30, 2013
	(in thousands)
7 5/8% senior subordinated notes	$70,000	$—
6.375% senior notes	—	600,000
Senior secured credit facilities:
Revolving loan	130,000	105,000
Term loans(1)	1,096,641	811,060
Other	6,302	14,898

Total debt	1,302,943	1,530,958
Less: current maturities	11,646	13,230

Total long-term debt	$1,291,297	$1,517,728

(1)
Presented net of unamortized discounts of $14.2 million and $7.2 million at December 31, 2012 and June 30, 2013, respectively.

	December 31,
	2011	2012
	(In thousands)
7 5/8% senior subordinated notes	$345,000	$70,000
Senior secured credit facilities:
Revolving loan	40,000	130,000
Term loans(1)	837,974	1,096,641
Other	6,524	6,302

Total debt	1,229,498	1,302,943
Less: current maturities	10,848	11,646

Total long-term debt	$1,218,650	$1,291,297

(1)
Presented net of unamortized discount of $7.8 million and $14.2 million at December 31, 2011 and 2012, respectively.

Schedule of maturities of the Company's long-term debt

Maturities of the Company's long-term debt for the period from July 1, 2013 through December 31, 2013 and the years after 2013 are approximately as follows and are presented net of the discounts on the senior secured credit facility term loans (in thousands):

July 1, 2013 - December 31, 2013	$8,252
2014	9,742
2015	10,536
2016	296,134
2017	4,075
2018 and beyond	1,202,219
Maturities of the Company's long-term debt for the years after 2012 are approximately as follows (in thousands):

2013	$11,646
2014	9,530
2015	79,440
2016	138,684
2017	8,701
2018 and beyond	1,054,942

Stock Option and Restricted Stock Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock option and restricted stock plans
Schedule of stock compensation expense for each of the next five years

Stock compensation expense for each of the next five years, based on restricted stock awards granted as of December 31, 2012, is estimated to be as follows:

	2013	2014	2015	2016	2017
	(In thousands)
Stock compensation expense	$6,012	$5,391	$3,734	$1,512	$53

Schedule of stock compensation expense recognized related to restricted stock and stock option awards

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Stock compensation expense:
Included in general and administrative	$763	$1,996	$3,538
Included in cost of services	1,473	1,729	2,139

Total	$2,236	$3,725	$5,677

Holdings
Stock option and restricted stock plans
Summary of stock option grants

	Number of Options Granted	Exercise Price	Fair Value of Common Stock
	(Share amounts in thousands)
February 10, 2010	30	$8.90	$8.90
May 11, 2010	10	8.66	8.66
August 11, 2010	15	6.94	6.94
March 3, 2011	88	7.66	7.66
May 13, 2011	20	9.00	9.00
August 3, 2011	10	7.14	7.14

Summary of restricted stock issuances

The following is a summary of restricted stock issuances from January 1, 2010 through December 31, 2012:

	Number of Shares Issued	Fair Value of Common Stock
	(Share amounts in thousands)
August 11, 2010	30	$6.94
September 13, 2010	1,000	7.48
November 11, 2010	300	6.29
December 17, 2010	50	7.07
August 3, 2011	25	7.14
November 3, 2011	190	8.61
December 15, 2011	350	8.57
March 26, 2012	65	8.33
May 2, 2012	129	8.67
August 7, 2012	38	11.84
October 30, 2012	530	10.75

Holdings | Plans
Stock option and restricted stock plans
Schedule of stock option transactions and other information

	Price Per Share	Shares	Weighted Average Exercise Price
	(Share amounts in thousands)
Balance, January 1, 2011	$3.33 - 10.00	2,716	$8.09
Granted	7.14 - 9.00	118	7.84
Exercised	3.33 - 8.33	(54)	3.86
Canceled	7.66 - 10.00	(50)	8.40

Balance, December 31, 2011	$3.33 - 10.00	2,730	$8.16
Granted	—	—	—
Exercised	3.33 - 10.00	(280)	6.07
Canceled	7.66 - 10.00	(27)	8.18

Balance, December 31, 2012	$3.33 - 10.00	2,423	$8.40

Schedule of additional information with respect to the outstanding options

Additional information with respect to the outstanding options as of December 31, 2012 for the Plans is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
	(Share amounts in thousands)
$3.00 - 4.00	220	2.14	220
6.00 - 7.00	9	7.61	—
7.01 - 8.00	79	8.22	16
8.01 - 9.00	667	4.35	618
9.01 - 10.00	1,448	6.80	865

Holdings | Director Plan
Stock option and restricted stock plans
Schedule of stock option transactions and other information

	Price Per Share	Shares	Weighted Average Exercise Price
	(Share amounts in thousands)
Balance, January 1, 2011	$3.33 - 10.00	63	$7.62
Granted	—	—	—
Exercised	—	—	—

Balance, December 31, 2011	$3.33 - 10.00	63	$7.62
Granted	—	—	—
Exercised	3.33 - 8.33	(21)	5.47

Balance, December 31, 2012	$3.33 - 10.00	42	$8.69

Schedule of additional information with respect to the outstanding options

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
	(Share amounts in thousands)
$3.00 - 4.00	6	2.61	6
8.00 - 9.00	9	4.37	9
9.01 - 10.00	27	6.12	19

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of significant components of the Company's tax provision

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Current:
Federal	$34,854	$40,007	$74,076
State and local	7,076	5,672	11,589

Total current	41,930	45,679	85,665
Deferred	9,450	35,305	7,909

Total income tax provision	$51,380	$80,984	$93,574

Schedule of differences between the expected income tax provision and income taxes computed at the federal statutory rate

	For the Year Ended December 31,
	2010	2011	2012
Expected federal tax rate	35.0%	35.0%	35.0%
State and local taxes, net of federal benefit	3.7	3.9	4.0
Other permanent differences	0.8	0.9	0.6
Valuation allowance	(4.0)	(0.4)	(0.6)
Uncertain tax positions	(0.7)	(3.1)	(0.5)
IRS audit settlements	—	—	(0.5)
Non-controlling interest	(1.1)	(0.9)	(0.9)
Sale of entities	—	2.7	—
Other	0.1	—	(0.4)

Total	33.8%	38.1%	36.7%

Summary of deferred tax assets and liabilities

	December 31, 2011			December 31, 2012
	Total	Current	Non- Current	Total	Current	Non- Current
	(In thousands)
Deferred tax assets
Allowance for doubtful accounts	$2,183	$2,183	$—	$1,496	$1,496	$—
Compensation and benefit related accruals	42,302	35,831	6,471	45,784	38,254	7,530
Malpractice insurance	14,409	3,762	10,647	17,005	5,003	12,002
Restructuring reserve	1,988	1,988	—	679	679	—
Net operating loss carryforwards	26,941	853	26,088	24,543	777	23,766
Other	2,475	2,117	358	1,025	996	29
Stock options	1,927	—	1,927	4,089	—	4,089
Excess capital loss	270	—	270	—	—	—
Uncertain tax positions	3,096	—	3,096	2,661	—	2,661

Total deferred tax assets	95,591	46,734	48,857	97,282	47,205	50,077
Deferred tax liabilities
Deferred income	(31,660)	(24,698)	(6,962)	(33,188)	(26,253)	(6,935)
Other	(2,048)	(356)	(1,692)	(1,311)	(118)	(1,193)
Depreciation and amortization	(109,873)	—	(109,873)	(121,075)	—	(121,075)

Total deferred tax liabilities	(143,581)	(25,054)	(118,527)	(155,574)	(26,371)	(129,203)
Net deferred taxes before valuation allowance	(47,990)	21,680	(69,670)	(58,292)	20,834	(79,126)
Valuation allowance	(15,733)	(3,375)	(12,358)	(13,341)	(2,957)	(10,384)

Net deferred taxes	$(63,723)	$18,305	$(82,028)	$(71,633)	$17,877	$(89,510)

Schedule of state net operating loss carry forwards

The total state net operating losses are approximately $545.1 million. State net operating loss carry forwards expire and are subject to gross valuation allowances as follows (in thousands):

	State Net Operating Losses	Gross Valuation Allowance
2013	$40,220	$40,054
2014	7,780	6,247
2015	9,513	8,334
2016	8,525	8,302
Thereafter through 2032	479,046	339,030

Schedule of reconciliation of the Company's unrecognized tax benefits

The reconciliation of the Company's unrecognized tax benefits is as follows (in thousands):

Gross tax contingencies—January 1, 2010	$22,735
Acquired contingencies—Regency Management Company	915
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,972)
Additions for existing tax positions taken	1,632

Gross tax contingencies—December 31, 2010	22,310
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,706)
Reductions for tax positions taken in prior periods due to change in estimate	(7,012)
Additions for existing tax positions taken	3,064

Gross tax contingencies—December 31, 2011	15,656
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,516)
Additions for existing tax positions taken	750

Gross tax contingencies—December 31, 2012	$13,890

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information
Schedule of selected financial data for the Company's reportable segments

	Three Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$557,130	$193,050	$13	$750,193
Adjusted EBITDA	102,166	25,837	(17,724)	110,279
Total assets	2,184,743	437,591	156,080	2,778,414
Capital expenditures	12,631	2,922	630	16,183

	Three Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$559,386	$197,080	$207	$756,673
Adjusted EBITDA	96,393	26,054	(16,489)	105,958
Total assets	2,229,458	445,411	170,186	2,845,055
Capital expenditures	10,203	2,999	761	13,963

	Six Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$1,110,168	$383,949	$97	$1,494,214
Adjusted EBITDA	202,120	48,315	(31,092)	219,343
Total assets	2,184,743	437,591	156,080	2,778,414
Capital expenditures	19,682	6,713	1,539	27,934

	Six Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$1,117,137	$389,181	$310	$1,506,628
Adjusted EBITDA	189,740	48,887	(32,588)	206,039
Total assets	2,229,458	445,411	170,186	2,845,055
Capital expenditures	21,100	5,844	1,018	27,962

	Year Ended December 31, 2010
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$1,702,165	$688,017	$108	$2,390,290
Adjusted EBITDA	284,558	83,772	(61,251)	307,079
Total assets(1)	2,162,726	481,828	75,018	2,719,572
Capital expenditures	39,237	9,449	3,075	51,761

	Year Ended December 31, 2011
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$2,095,519	$708,867	$121	$2,804,507
Adjusted EBITDA	362,334	83,864	(60,237)	385,961
Total assets(1)	2,187,767	429,503	153,468	2,770,738
Capital expenditures	30,464	12,135	3,417	46,016

	Year Ended December 31, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$2,197,529	$751,317	$123	$2,948,969
Adjusted EBITDA	381,354	87,024	(62,531)	405,847
Total assets(1)	2,143,906	434,834	181,573	2,760,313
Capital expenditures	50,005	13,209	4,971	68,185
(1)
The specialty hospital segment includes $11.3 million, $2.7 million and $2.7 million in real estate assets held for sale on December 31, 2010, 2011 and 2012, respectively.

Schedule of reconciliation of Adjusted EBITDA to income before income taxes

	Three Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$102,166	$25,837	$(17,724)
Depreciation and amortization	(11,479)	(3,232)	(717)
Stock compensation expense	—	—	(1,338)

Income (loss) from operations	$90,687	$22,605	$(19,779)	$93,513
Equity in earnings of unconsolidated subsidiaries				2,752
Interest expense				(20,957)

Income before income taxes				$75,308

	Three Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$96,393	$26,054	$(16,489)
Depreciation and amortization	(11,932)	(3,001)	(974)
Stock compensation expense	—	—	(1,788)

Income (loss) from operations	$84,461	$23,053	$(19,251)	$88,263
Equity in earnings of unconsolidated subsidiaries				568
Loss on early retirement of debt				(17,280)
Interest expense				(21,904)

Income before income taxes				$49,647

	Six Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$202,120	$48,315	$(31,092)
Depreciation and amortization	(23,322)	(6,882)	(1,423)
Stock compensation expense	—	—	(2,599)

Income (loss) from operations	$178,798	$41,433	$(35,114)	$185,117
Equity in earnings of unconsolidated subsidiaries				5,217
Interest expense				(42,207)

Income before income taxes				$148,127

	Six Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$189,740	$48,887	$(32,588)
Depreciation and amortization	(23,794)	(5,970)	(1,945)
Stock compensation expense	—	—	(3,537)

Income (loss) from operations	$165,946	$42,917	$(38,070)	$170,793
Equity in earnings of unconsolidated subsidiaries				1,626
Loss on early retirement of debt				(17,788)
Interest expense				(42,952)

Income before income taxes				$111,679

	Year Ended December 31, 2010
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$284,558	$83,772	$(61,251)
Depreciation and amortization	(45,116)	(20,444)	(3,146)
Stock compensation expense	—	—	(2,236)

Income (loss) from operations	$239,442	$63,328	$(66,633)	$236,137
Equity in losses of unconsolidated subsidiaries				(440)
Other income				632
Interest expense, net				(84,472)

Income before income taxes				$151,857

	Year Ended December 31, 2011
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$362,334	$83,864	$(60,237)
Depreciation and amortization	(50,629)	(16,487)	(4,401)
Stock compensation expense	—	—	(3,725)

Income (loss) from operations	$311,705	$67,377	$(68,363)	$310,719
Loss on early retirement of debt				(20,385)
Equity in earnings of unconsolidated subsidiaries				2,923
Interest expense, net				(80,910)

Income before income taxes				$212,347

	Year Ended December 31, 2012
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$381,354	$87,024	$(62,531)
Depreciation and amortization	(46,836)	(13,208)	(3,267)
Stock compensation expense	—	—	(5,677)

Income (loss) from operations	$334,518	$73,816	$(71,475)	$336,859
Loss on early retirement of debt				(6,064)
Equity in earnings of unconsolidated subsidiaries				7,705
Interest expense, net				(83,759)

Income before income taxes				$254,741

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Schedule of future rental commitments under outstanding agreements with the affiliated companies

As of December 31, 2012, future rental commitments under outstanding agreements with the affiliated companies are approximately as follows (in thousands):

2013	$3,481
2014	3,433
2015	3,177
2016	3,300
2017	3,429
Thereafter	19,616

$36,436

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of minimum future lease obligations on long-term non-cancelable operating leases

The Company leases facilities and equipment from unrelated parties under operating leases. Minimum future lease obligations on long-term non-cancelable operating leases in effect at December 31, 2012 are approximately as follows (in thousands):

2013	$121,272
2014	96,714
2015	72,666
2016	53,946
2017	41,467
Thereafter	288,963

$675,028

Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures of Cash Flow Information
Schedule of non-cash investing and financing activities

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Dividends declared to Holdings by the Company(1)	$(12,600)	$(5,240)	$(5,240)
Notes issued with acquisitions(2)	—	1,020	1,844
Liabilities assumed with acquisitions(2)	48,479	701	107
Contingent consideration related to acquisitions(2)	—	—	1,500
(1)
Recorded in accrued other liabilities on the consolidated balance sheet of the Company.

(2)
Refer to Footnote 2—Acquisitions.

Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's Senior Notes.
Schedule of Consolidating Balance Sheet

Select Medical Corporation

Consolidating Balance Sheet

June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$5,053	$2,501	$1,214	$—		$8,768
Accounts receivable, net	—	363,430	63,761	—		427,191
Current deferred tax asset	8,844	1,701	4,305	—		14,850
Prepaid income taxes	12,219	—	—	—		12,219
Intercompany receivables	—	995,840	106,493	(1,102,333)	(a)	—
Other current assets	7,910	25,425	4,742	—		38,077

Total Current Assets	34,026	1,388,897	180,515	(1,102,333)		501,105
Property and equipment, net	15,417	424,392	58,999	—		498,808
Investment in affiliates	3,001,006	87,070	—	(3,088,076)	(b)(c)	—
Goodwill	—	1,641,796	—	—		1,641,796
Other identifiable intangibles	—	71,713	—	—		71,713
Non-current deferred tax asset	7,129	—	—	(7,129)	(d)	—
Other assets	34,220	96,805	608	—		131,633

Total Assets	$3,091,798	$3,710,673	$240,122	$(4,197,538)		$2,845,055

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$19,461	$—	$—	$—		$19,461
Current portion of long-term debt and notes payable	9,050	2,195	1,985	—		13,230
Accounts payable	6,531	68,785	11,598	—		86,914
Intercompany payables	1,102,333	—	—	(1,102,333)	(a)	—
Accrued payroll	573	75,542	174	—		76,289
Accrued vacation	4,634	47,909	7,761	—		60,304
Accrued interest	7,927	1,130	—	—		9,057
Accrued other	48,367	36,500	9,260	—		94,127
Due to third party payors	—	2,745	3,550	—		6,295

Total Current Liabilities	1,198,876	234,806	34,328	(1,102,333)		365,677
Long-term debt, net of current portion	1,085,867	367,718	64,143	—		1,517,728
Non-current deferred tax liability	—	87,637	9,168	(7,129)	(d)	89,676
Other non-current liabilities	48,756	21,688	203	—		70,647

Total Liabilities	2,333,499	711,849	107,842	(1,109,462)		2,043,728
Redeemable non-controlling interests	—	—	12,520	—		12,520
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	864,557	—	—	—		864,557
Retained earnings (accumulated deficit)	(106,258)	861,889	25,223	(887,112)	(c)	(106,258)
Subsidiary investment	—	2,136,935	64,029	(2,200,964)	(b)	—

Total Select Medical Corporation Stockholder's Equity	758,299	2,998,824	89,252	(3,088,076)		758,299
Non-controlling interests	—	—	30,508	—		30,508

Total Equity	758,299	2,998,824	119,760	(3,088,076)		788,807

Total Liabilities and Equity	$3,091,798	$3,710,673	$240,122	$(4,197,538)		$2,845,055

(a)
Elimination of intercompany.

(b)
Elimination of investments in consolidated subsidiaries.

(c)
Elimination of investments in consolidated subsidiaries' earnings.

(d)
Reclass of non-current deferred tax asset to report net non-current deferred tax liability in consolidation.

Select Medical Corporation

Consolidating Balance Sheet

December 31, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$35,070	$3,734	$1,340	$—		$40,144
Accounts receivable, net	—	308,043	53,531	(1,645	)(a)	359,929
Current deferred tax asset	12,383	1,060	4,434	—		17,877
Prepaid income taxes	3,895	—	—	—		3,895
Intercompany receivables	—	1,021,479	102,694	(1,124,173	)(b)	—
Other current assets	5,600	19,655	6,563	—		31,818

Total Current Assets	56,948	1,353,971	168,562	(1,125,818)		453,663
Property and equipment, net	16,344	425,677	59,531	—		501,552
Investment in affiliates	2,930,022	82,475	—	(3,012,497	)(c)(d)	—
Goodwill	—	1,640,534	—	—		1,640,534
Other identifiable intangibles	—	71,745	—	—		71,745
Non-current deferred tax asset	5,107	—	—	(5,107	)(e)	—
Other assets	28,680	63,447	692	—		92,819

Total Assets	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$17,836	$—	$—	$—		$17,836
Current portion of long-term debt and notes payable	8,916	1,059	1,671	—		11,646
Accounts payable	4,674	72,213	12,660	—		89,547
Intercompany payables	1,124,173	—	—	(1,124,173	)(b)	—
Accrued payroll	186	88,096	304	—		88,586
Accrued vacation	4,249	44,508	6,957	—		55,714
Accrued interest	17,955	804	—	—		18,759
Accrued other	58,650	39,876	8,754	—		107,280
Due to third party payors	—	—	2,723	(1,645	)(a)	1,078

Total Current Liabilities	1,236,639	246,556	33,069	(1,125,818)		390,446
Long-term debt, net of current portion	872,671	358,104	60,522	—		1,291,297
Non-current deferred tax liability	—	85,287	9,330	(5,107	)(e)	89,510
Other non-current liabilities	46,474	20,275	1,753	—		68,502

Total Liabilities	2,155,784	710,222	104,674	(1,130,925)		1,839,755
Redeemable non-controlling interests	—	—	10,811	—		10,811
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	859,839	—	—	—		859,839
Retained earnings	21,478	790,692	21,197	(811,889	)(d)	21,478
Subsidiary investment	—	2,136,935	63,673	(2,200,608	)(c)	—

Total Select Medical Corporation Stockholder's Equity	881,317	2,927,627	84,870	(3,012,497)		881,317
Non-controlling interests	—	—	28,430	—		28,430

Total Equity	881,317	2,927,627	113,300	(3,012,497)		909,747

Total Liabilities and Equity	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

(a)
Reclass portion of due to third party payor to accounts receivable net in consolidation.

(b)
Elimination of intercompany.

(c)
Elimination of investments in consolidated subsidiaries.

(d)
Elimination of investments in consolidated subsidiaries' earnings.

(e)
Reclass of non-current deferred tax asset to report net non-current deferred tax liability in consolidation.

Select Medical Corporation
Consolidating Balance Sheet
December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$35,070	$3,734	$1,340	$—		$40,144
Accounts receivable, net	—	308,043	53,531	(1,645)		359,929
Current deferred tax asset	12,383	1,060	4,434	—		17,877
Prepaid income taxes	3,895	—	—	—		3,895
Intercompany receivables	—	1,021,479	102,694	(1,124,173)		—
Other current assets	5,600	19,655	6,563	—		31,818

Total Current Assets	56,948	1,353,971	168,562	(1,125,818)		453,663
Property and equipment, net	16,344	425,677	59,531	—		501,552
Investment in affiliates	2,930,022	82,475	—	(3,012,497	)(a)(b)	—
Goodwill	—	1,640,534	—	—		1,640,534
Other identifiable intangibles	—	71,745	—	—		71,745
Non-current deferred tax asset	5,107	—	—	(5,107)		—
Other assets	28,680	63,447	692	—		92,819

Total Assets	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$17,836	$—	$—	$—		$17,836
Current portion of long-term debt and notes payable	8,916	1,059	1,671	—		11,646
Accounts payable	4,674	72,213	12,660	—		89,547
Intercompany payables	1,124,173	—	—	(1,124,173)		—
Accrued payroll	186	88,096	304	—		88,586
Accrued vacation	4,249	44,508	6,957	—		55,714
Accrued interest	17,955	804	—	—		18,759
Accrued other	58,650	39,876	8,754	—		107,280
Due to third party payors	—	—	2,723	(1,645)		1,078

Total Current Liabilities	1,236,639	246,556	33,069	(1,125,818)		390,446
Long-term debt, net of current portion	872,671	358,104	60,522	—		1,291,297
Non-current deferred tax liability	—	85,287	9,330	(5,107)		89,510
Other non-current liabilities	46,474	20,275	1,753	—		68,502

Total Liabilities	2,155,784	710,222	104,674	(1,130,925)		1,839,755
Redeemable non-controlling interests	—	—	10,811	—		10,811
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	859,839	—	—	—		859,839
Retained earnings	21,478	790,692	21,197	(811,889	)(b)	21,478
Subsidiary investment	—	2,136,935	63,673	(2,200,608	)(a)	—

Total Select Medical Corporation Stockholder's Equity	881,317	2,927,627	84,870	(3,012,497)		881,317
Non-controlling interests	—	—	28,430	—		28,430

Total Equity	881,317	2,927,627	113,300	(3,012,497)		909,747

Total Liabilities and Equity	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

(a)
Elimination of investments in consolidated subsidiaries.

(b)
Elimination of investments in consolidated subsidiaries' earnings.

Select Medical Corporation
Consolidating Balance Sheet
December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$11,427	$—	$616	$—		$12,043
Accounts receivable, net	—	369,321	52,529	(8,107)		413,743
Current deferred tax asset	11,415	3,221	3,669	—		18,305
Prepaid income taxes	9,497	—	—	—		9,497
Intercompany receivables	—	880,537	98,448	(978,985)		—
Other current assets	6,340	19,407	4,075	—		29,822

Total Current Assets	38,679	1,272,486	159,337	(987,092)		483,410
Property and equipment, net	14,641	440,736	54,651	—		510,028
Investment in affiliates	2,751,776	83,772	—	(2,835,548	)(a)(b)	—
Goodwill	—	1,631,716	—	—		1,631,716
Other identifiable intangibles	—	72,123	—	—		72,123
Non-current deferred tax asset	2,509	—	—	(2,509)		—
Other assets	31,128	41,480	853	—		73,461

Total Assets	$2,838,733	$3,542,313	$214,841	$(3,825,149)		$2,770,738

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$16,609	$—	$—	$—		$16,609
Current portion of long-term debt and notes payable	8,853	390	1,605	—		10,848
Accounts payable	7,353	76,207	12,058	—		95,618
Intercompany payables	978,985	—	—	(978,985)		—
Accrued payroll	229	82,518	141	—		82,888
Accrued vacation	3,703	41,305	6,242	—		51,250
Accrued interest	11,843	137	—	—		11,980
Accrued other	47,829	56,113	7,401	—		111,343
Due to third party payors	—	13,633	—	(8,107)		5,526

Total Current Liabilities	1,075,404	270,303	27,447	(987,092)		386,062
Long-term debt, net of current portion	733,328	425,315	60,007	—		1,218,650
Non-current deferred tax liability	—	75,750	8,787	(2,509)		82,028
Other non-current liabilities	46,555	17,970	380	—		64,905

Total Liabilities	1,855,287	789,338	96,621	(989,601)		1,751,645
Redeemable non-controlling interests	—	—	8,988	—		8,988
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	848,844	—	—	—		848,844
Retained earnings	134,602	627,120	23,154	(650,274	)(b)	134,602
Subsidiary investment	—	2,125,855	59,419	(2,185,274	)(a)	—

Total Select Medical Corporation Stockholder's Equity	983,446	2,752,975	82,573	(2,835,548)		983,446
Non-controlling interests	—	—	26,659	—		26,659

Total Equity	983,446	2,752,975	109,232	(2,835,548)		1,010,105

Total Liabilities and Equity	$2,838,733	$3,542,313	$214,841	$(3,825,149)		$2,770,738

(a)
Elimination of investments in consolidated subsidiaries.

(b)
Elimination of investments in consolidated subsidiaries' earnings.

Schedule of Consolidating Statement of Operations

Select Medical Corporation

Consolidating Statement of Operations

For the Three Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$207	$652,745	$103,721	$—	$756,673

Costs and expenses:
Cost of services	557	537,048	88,125	—	625,730
General and administrative	17,853	74	—	—	17,927
Bad debt expense	—	7,099	1,747	—	8,846
Depreciation and amortization	975	12,522	2,410	—	15,907

Total costs and expenses	19,385	556,743	92,282	—	668,410

Income (loss) from operations	(19,178)	96,002	11,439	—	88,263
Other income and expense:
Intercompany interest and royalty fees	(361)	355	6	—	—
Intercompany management fees	62,247	(57,217)	(5,030)	—	—
Equity in earnings of unconsolidated subsidiaries	—	546	22	—	568
Loss on early retirement of debt	(17,280)	—	—	—	(17,280)
Interest expense	(15,427)	(5,447)	(1,030)	—	(21,904)

Income from operations before income taxes	10,001	34,239	5,407	—	49,647
Income tax expense	6,555	13,018	196	—	19,769
Equity in earnings of subsidiaries	24,334	3,439	—	(27,773) (a)	—

Net income	27,780	24,660	5,211	(27,773)	29,878
Less: Net income attributable to non-controlling interests	—	—	2,098	—	2,098

Net income attributable to Select Medical Corporation	$27,780	$24,660	$3,113	$(27,773)	$27,780

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Operations

For the Six Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$310	$1,296,182	$210,136	$—	$1,506,628

Costs and expenses:
Cost of services	1,110	1,073,295	176,229	—	1,250,634
General and administrative	35,219	106	—	—	35,325
Bad debt expense	—	14,922	3,245	—	18,167
Depreciation and amortization	1,945	25,025	4,739	—	31,709

Total costs and expenses	38,274	1,113,348	184,213	—	1,335,835

Income (loss) from operations	(37,964)	182,834	25,923	—	170,793
Other income and expense:
Intercompany interest and royalty fees	(755)	741	14	—	—
Intercompany management fees	81,976	(72,619)	(9,357)	—	—
Equity in earnings of unconsolidated subsidiaries	—	1,571	55	—	1,626
Loss on early retirement of debt	(17,788)	—	—	—	(17,788)
Interest expense	(30,153)	(10,769)	(2,030)	—	(42,952)

Income (loss) from operations before income taxes	(4,684)	101,758	14,605	—	111,679
Income tax expense	1,912	40,682	215	—	42,809
Equity in earnings of subsidiaries	70,984	10,121	—	(81,105) (a)	—

Net income	64,388	71,197	14,390	(81,105)	68,870
Less: Net income attributable to non-controlling interests	—	—	4,482	—	4,482

Net income attributable to Select Medical Corporation	$64,388	$71,197	$9,908	$(81,105)	$64,388

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Operations

For the Three Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$13	$649,628	$100,552	$—	$750,193

Costs and expenses:
Cost of services	521	527,479	84,669	—	612,669
General and administrative	19,345	(791)	—	—	18,554
Bad debt expense	—	8,832	1,197	—	10,029
Depreciation and amortization	718	12,410	2,300	—	15,428

Total costs and expenses	20,584	547,930	88,166	—	656,680

Income (loss) from operations	(20,571)	101,698	12,386	—	93,513
Other income and expense:
Intercompany interest and royalty fees	(763)	754	9	—	—
Intercompany management fees	27,755	(23,159)	(4,596)	—	—
Equity in earnings of unconsolidated subsidiaries	—	2,739	13	—	2,752
Interest expense	(13,173)	(6,712)	(1,072)	—	(20,957)

Income (loss) from operations before income taxes	(6,752)	75,320	6,740	—	75,308
Income tax expense	2,211	26,377	58	—	28,646
Equity in earnings of subsidiaries	53,981	5,612	—	(59,593) (a)	—

Net income	45,018	54,555	6,682	(59,593)	46,662
Less: Net income attributable to non-controlling interests	—	—	1,644	—	1,644

Net income attributable to Select Medical Corporation	$45,018	$54,555	$5,038	$(59,593)	$45,018

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Operations

For the Six Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$97	$1,293,953	$200,164	$—	$1,494,214

Costs and expenses:
Cost of services	1,010	1,052,944	170,334	—	1,224,288
General and administrative	33,455	(677)	—	—	32,778
Bad debt expense	—	17,674	2,730	—	20,404
Depreciation and amortization	1,423	25,580	4,624	—	31,627

Total costs and expenses	35,888	1,095,521	177,688	—	1,309,097

Income (loss) from operations	(35,791)	198,432	22,476	—	185,117
Other income and expense:
Intercompany interest and royalty fees	(1,556)	1,539	17	—	—
Intercompany management fees	57,129	(48,242)	(8,887)	—	—
Equity in earnings of unconsolidated subsidiaries	—	5,194	23	—	5,217
Interest expense	(26,147)	(13,910)	(2,150)	—	(42,207)

Income (loss) from operations before income taxes	(6,365)	143,013	11,479	—	148,127
Income tax expense	1,976	54,904	276	—	57,156
Equity in earnings of subsidiaries	96,638	9,111	—	(105,749) (a)	—

Net income	88,297	97,220	11,203	(105,749)	90,971
Less: Net income attributable to non-controlling interests	—	—	2,674	—	2,674

Net income attributable to Select Medical Corporation	$88,297	$97,220	$8,529	$(105,749)	$88,297

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation
Consolidating Statement of Operations
For the Year Ended December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Net operating revenues	$123	$2,549,896	$398,950	$—		$2,948,969

Costs and expenses:
Cost of services	2,139	2,099,734	341,677	—		2,443,550
General and administrative	67,402	(1,208)	—	—		66,194
Bad debt expense	—	33,595	5,460	—		39,055
Depreciation and amortization	3,267	50,734	9,310	—		63,311

Total costs and expenses	72,808	2,182,855	356,447	—		2,612,110

Income (loss) from operations	(72,685)	367,041	42,503	—		336,859
Other income and expense:
Intercompany interest and royalty fees	(2,532)	2,494	38	—		—
Intercompany management fees	120,276	(102,096)	(18,180)	—		—
Loss on early retirement of debt	(6,064)	—	—	—		(6,064)
Equity in earnings of unconsolidated subsidiaries	—	7,637	68	—		7,705
Interest expense	(54,167)	(25,348)	(4,244)	—		(83,759)

Income (loss) from operations before income taxes	(15,172)	249,728	20,185	—		254,741
Income tax expense (benefit)	(8,206)	101,795	(15)	—		93,574
Equity in earnings of subsidiaries	162,470	15,639	—	(178,109	)(a)	—

Net income	155,504	163,572	20,200	(178,109)		161,167
Less: Net income attributable to non-controlling interests	—	—	5,663	—		5,663

Net income attributable to Select Medical Corporation	$155,504	$163,572	$14,537	$(178,109)		$155,504

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation
Consolidating Statement of Operations
For the Year Ended December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$121	$2,436,177	$368,209	$—	$2,804,507

Costs and expenses:
Cost of services	1,729	1,996,671	310,170	—	2,308,570
General and administrative	61,995	359	—	—	62,354
Bad debt expense	—	44,300	7,047	—	51,347
Depreciation and amortization	4,115	58,064	9,338	—	71,517

Total costs and expenses	67,839	2,099,394	326,555	—	2,493,788

Income (loss) from operations	(67,718)	336,783	41,654	—	310,719
Other income and expense:
Intercompany interest and royalty fees	(3,408)	3,382	26	—	—
Intercompany management fees	120,013	(102,970)	(17,043)	—	—
Loss on early retirement of debt	(20,385)	—	—	—	(20,385)
Equity in earnings of unconsolidated subsidiaries	—	2,870	53	—	2,923
Interest income	132	122	68	—	322
Interest expense	(41,817)	(34,612)	(4,803)	—	(81,232)

Income (loss) before income taxes	(13,183)	205,575	19,955	—	212,347
Income tax expense (benefit)	(12,821)	92,561	1,244	—	80,984
Equity in earnings of subsidiaries	126,809	13,406	—	(140,215) (a)	—

Net income	126,447	126,420	18,711	(140,215)	131,363
Less: Net income attributable to non-controlling interests	—	—	4,916	—	4,916

Net income attributable to Select Medical Corporation	$126,447	$126,420	$13,795	$(140,215)	$126,447

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation
Consolidating Statement of Operations and Comprehensive Income
For the Year Ended December 31, 2010

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$107	$2,060,001	$330,182	$—	$2,390,290

Costs and expenses:
Cost of services	1,473	1,703,096	277,610	—	1,982,179
General and administrative	53,035	9,086	—	—	62,121
Bad debt expense	—	34,267	6,880	—	41,147
Depreciation and amortization	2,837	57,267	8,602	—	68,706

Total costs and expenses	57,345	1,803,716	293,092	—	2,154,153

Income (loss) from operations	(57,238)	256,285	37,090	—	236,137
Other income and expense:
Intercompany interest and royalty fees	(4,057)	4,026	31	—	—
Intercompany management fees	101,878	(86,451)	(15,427)	—	—
Equity in losses of unconsolidated subsidiaries	—	(440)	—	—	(440)
Other income	632	—	—	—	632
Interest expense	(44,921)	(34,965)	(4,586)	—	(84,472)

Income (loss) before income taxes	(3,706)	138,455	17,108	—	151,857
Income tax expense (benefit)	(7,097)	56,271	2,206	—	51,380
Equity in earnings of subsidiaries	92,366	10,647	—	(103,013) (a)	—

Net income	95,757	92,831	14,902	(103,013)	100,477
Less: Net income attributable to non-controlling interests	—	—	4,720	—	4,720

Net income attributable to Select Medical Corporation	95,757	92,831	10,182	(103,013)	95,757
Other comprehensive income:
Unrealized gain on interest rate swap, net of tax	8,914	—	—	—	8,914

Comprehensive income attributable to Select Medical Corporation	$104,671	$92,831	$10,182	$(103,013)	$104,671

(a)
Elimination of equity in net income from consolidated subsidiaries.

Schedule of Consolidating Statement of Cash Flows

Select Medical Corporation

Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$64,388	$71,197	$14,390	$(81,105)	(a)	$68,870
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,945	25,025	4,739	—		31,709
Provision for bad debts	—	14,922	3,245	—		18,167
Equity in earnings of unconsolidated subsidiaires	—	(1,571)	(55)	—		(1,626)
Loss on early retirement of debt	17,788	—	—	—		17,788
Loss from disposal or sale of assets	—	74	7	—		81
Non-cash stock compensation expense	3,537	—	—	—		3,537
Amortization of debt discount and issuance costs	4,499	—	—	—		4,499
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(70,984)	(10,121)	—	81,105	(a)	—
Accounts receivable	—	(70,357)	(13,475)	—		(83,832)
Other current assets	(2,310)	(5,405)	1,821	—		(5,894)
Other assets	(5,540)	5,600	84	—		144
Accounts payable	1,857	(3,460)	(1,062)	—		(2,665)
Due to third-party payors	—	4,390	827	—		5,217
Accrued expenses	(19,539)	(6,586)	1,180	—		(24,945)
Income and deferred taxes	(3,448)	—	—	—		(3,448)

Net cash provided by (used in) operating activities	(7,807)	23,708	11,701	—		27,602

Investing activities
Purchases of property and equipment	(1,071)	(23,802)	(3,089)	—		(27,962)
Investment in businesses, net of distributions	—	(28,716)	—	—		(28,716)
Acquisition of businesses, net of cash acquired	—	(171)	—	—		(171)

Net cash used in investing activities	(1,071)	(52,689)	(3,089)	—		(56,849)

Financing activities
Borrowings on revolving credit facility	455,000	—	—	—		455,000
Payments on revolving credit facility	(480,000)	—	—	—		(480,000)
Borrowings on credit facility term loans, net of discount	298,500	—	—	—		298,500
Payments on credit facility term loans	(592,615)	—	—	—		(592,615)
Issuance of 6.375% senior notes	600,000	—	—	—		600,000
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(70,000)	—	—	—		(70,000)
Borrowings of other debt	5,826	—	1,083	—		6,909
Principal payments on other debt	(4,057)	(223)	(393)	—		(4,673)
Debt issuance costs	(18,583)	—	—	—		(18,583)
Dividends paid to Holdings	(196,825)	—	—	—		(196,825)
Proceeds from bank overdrafts	1,625	—	—	—		1,625
Intercompany	(20,010)	27,971	(7,961)	—		—
Distributions to non-controlling interests	—	—	(1,467)	—		(1,467)

Net cash provided by (used in) financing activities	(21,139)	27,748	(8,738)	—		(2,129)

Net decrease in cash and cash equivalents	(30,017)	(1,233)	(126)	—		(31,376)
Cash and cash equivalents at beginning of period	35,070	3,734	1,340	—		40,144

Cash and cash equivalents at end of period	$5,053	$2,501	$1,214	$—		$8,768

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation

Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$88,297	$97,220	$11,203	$(105,749)	(a)	$90,971
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,423	25,580	4,624	—		31,627
Provision for bad debts	—	17,674	2,730	—		20,404
Equity in earnings of unconsolidated subsidiaries	—	(5,194)	(23)	—		(5,217)
Loss (gain) from disposal of assets	—	(3,606)	2	—		(3,604)
Non-cash stock compensation expense	2,599	—	—	—		2,599
Amortization of debt discount and issuance costs	3,325	—	—	—		3,325
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(96,638)	(9,111)	—	105,749	(a)	—
Accounts receivable	—	(15,938)	(14,582)	—		(30,520)
Other current assets	(1,314)	(983)	685	—		(1,612)
Other assets	1,348	183	144	—		1,675
Accounts payable	(674)	(3,498)	(1,314)	—		(5,486)
Due to third-party payors	—	(9,527)	11,265	—		1,738
Accrued expenses	8,717	(2,587)	210	—		6,340
Income and deferred taxes	11,809	—	—	—		11,809

Net cash provided by operating activities	18,892	90,213	14,944	—		124,049

Investing activities
Purchases of property and equipment	(1,536)	(20,684)	(5,714)	—		(27,934)
Proceeds from sale of assets	—	16,511	—	—		16,511
Investment in businesses, net of distributions	—	(10,014)	—	—		(10,014)
Acquisition of businesses, net of cash acquired	—	(206)	—	—		(206)

Net cash used in investing activities	(1,536)	(14,393)	(5,714)	—		(21,643)

Financing activities
Borrowings on revolving credit facility	340,000	—	—	—		340,000
Payments on revolving credit facility	(380,000)	—	—	—		(380,000)
Payments on credit facility term loans	(4,250)	—	—	—		(4,250)
Borrowings of other debt	5,557	—	278	—		5,835
Principal payments on other debt	(4,179)	(220)	(686)	—		(5,085)
Dividends paid to Holdings	(52,034)	—	—	—		(52,034)
Equity investment by Holdings	547	—	—	—		547
Proceeds from bank overdrafts	3,739	—	—	—		3,739
Intercompany	79,937	(72,802)	(7,135)	—		—
Distributions to non-controlling interests	—	—	(1,681)	—		(1,681)

Net cash used in financing activities	(10,683)	(73,022)	(9,224)	—		(92,929)

Net increase in cash and cash equivalents	6,673	2,798	6	—		9,477
Cash and cash equivalents at beginning of period	11,427	—	616	—		12,043

Cash and cash equivalents at end of period	$18,100	$2,798	$622	$—		$21,520

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$155,504	$163,572	$20,200	$(178,109	)(a)	$161,167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,267	50,734	9,310	—		63,311
Provision for bad debts	—	33,595	5,460	—		39,055
Equity in earnings of unconsolidated subsidiaires	—	(7,637)	(68)	—		(7,705)
Loss on early retirement of debt	6,064	—	—	—		6,064
Loss (gain) from disposal or sale of assets	—	(6,002)	96	—		(5,906)
Non-cash stock compensation expense	5,677	—	—	—		5,677
Amortization of debt discount and issuance costs	7,190	—	—	—		7,190
Deferred income taxes	7,909	—	—	—		7,909
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(162,470)	(15,639)	—	178,109	(a)	—
Accounts receivable	—	29,727	(14,569)	—		15,158
Other current assets	740	141	(2,488)	—		(1,607)
Other assets	2,448	3,268	161	—		5,877
Accounts payable	(2,679)	(4,040)	602	—		(6,117)
Due to third-party payors	—	(15,278)	10,830	—		(4,448)
Accrued expenses	25,350	(3,835)	2,231	—		23,746

Net cash provided by operating activities	49,000	228,606	31,765	—		309,371

Investing activities
Purchases of property and equipment	(5,150)	(49,160)	(13,875)	—		(68,185)
Proceeds from sale of assets	—	16,511	—	—		16,511
Investment in businesses, net of distributions	—	(14,689)	—	—		(14,689)
Acquisition of businesses, net of cash acquired	—	(6,043)	—	—		(6,043)

Net cash used in investing activities	(5,150)	(53,381)	(13,875)	—		(72,406)

Financing activities
Borrowings on revolving credit facility	495,000	—	—	—		495,000
Payments on revolving credit facility	(405,000)	—	—	—		(405,000)
Borrowings on 2011 credit facility term loans, net of discount	266,750	—	—	—		266,750
Payments on 2011 credit facility term loans	(9,875)	—	—	—		(9,875)
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(278,495)	—	—	—		(278,495)
Borrowings of other debt	8,003	—	278	—		8,281
Principal payments on other debt	(8,049)	(433)	(1,813)	—		(10,295)
Debt issuance costs	(6,527)	—	—	—		(6,527)
Dividends paid to Holdings	(268,479)	—	—	—		(268,479)
Equity investment by Holdings	1,817	—	—	—		1,817
Proceeds from bank overdrafts	1,227	—	—	—		1,227
Intercompany	183,421	(171,058)	(12,363)	—		—
Distributions to non-controlling interests	—	—	(3,268)	—		(3,268)

Net cash used in financing activities	(20,207)	(171,491)	(17,166)	—		(208,864)

Net increase in cash and cash equivalents	23,643	3,734	724	—		28,101
Cash and cash equivalents at beginning of period	11,427	—	616	—		12,043

Cash and cash equivalents at end of period	$35,070	$3,734	$1,340	$—		$40,144

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$126,447	$126,420	$18,711	$(140,215	)(a)	$131,363
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,115	58,064	9,338	—		71,517
Provision for bad debts	—	44,300	7,047	—		51,347
Equity in earnings of unconsolidated subsidiaries	—	(2,870)	(53)	—		(2,923)
Loss on early retirement of debt	20,385	—	—	—		20,385
Loss (gain) from disposal or sale of assets	13	(5,024)	45	—		(4,966)
Non-cash stock compensation expense	3,725	—	—	—		3,725
Amortization of debt discount and issuance costs	6,700	—	—	—		6,700
Deferred income taxes	35,305	—	—	—		35,305
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(126,809)	(13,406)	—	140,215	(a)	—
Accounts receivable	—	(98,966)	(12,160)	—		(111,126)
Other current assets	(1,780)	1,165	(586)	—		(1,201)
Other assets	(12,069)	9,683	318	—		(2,068)
Accounts payable	1,326	16,247	3,056	—		20,629
Due to third-party payors	—	1,408	(1,181)	—		227
Accrued expenses	14,823	5,522	794	—		21,139

Net cash provided by operating activities	72,181	142,543	25,329	—		240,053

Investing activities
Purchases of property and equipment	(3,413)	(37,759)	(4,844)	—		(46,016)
Investment in businesses, net of distributions	—	(15,699)	—	—		(15,699)
Acquisition of businesses, net of cash acquired	—	(899)	—	—		(899)
Proceeds from sale of assets	—	7,879	—	—		7,879

Net cash used in investing activities	(3,413)	(46,478)	(4,844)	—		(54,735)

Financing activities
Borrowings on revolving credit facility	735,000	—	—	—		735,000
Payments on revolving credit facility	(720,000)	—	—	—		(720,000)
Borrowings on 2011 credit facility term loans, net of discount	841,500	—	—	—		841,500
Payments on 2011 credit facility term loans	(4,250)	—	—	—		(4,250)
Payments on 2005 credit facility term loans, net of call premium	(484,633)	—	—	—		(484,633)
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(273,941)	—	—	—		(273,941)
Borrowings of other debt	6,100	955	—	—		7,055
Principal payments on other debt	(5,662)	(755)	(1,082)	—		(7,499)
Debt issuance costs	(18,556)	—	—	—		(18,556)
Repayments of bank overdrafts	(2,183)	—	—	—		(2,183)
Equity investment by Holdings	208	—	—	—		208
Dividends paid to Holdings	(245,729)	—	—	—		(245,729)
Intercompany	114,656	(99,832)	(14,824)	—		—
Distributions to non-controlling interests	—	—	(4,612)	—		(4,612)

Net cash used in financing activities	(57,490)	(99,632)	(20,518)	—		(177,640)

Net increase (decrease) in cash and cash equivalents	11,278	(3,567)	(33)	—		7,678
Cash and cash equivalents at beginning of period	149	3,567	649	—		4,365

Cash and cash equivalents at end of period	$11,427	$—	$616	$—		$12,043

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$95,757	$92,831	$14,902	$(103,013	)(a)	$100,477
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,837	57,267	8,602	—		68,706
Provision for bad debts	—	34,267	6,880	—		41,147
Equity in losses of unconsolidated subsidiaries	—	440	—	—		440
Loss from disposal of assets	4	329	151	—		484
Non-cash gain from interest rate swaps	(632)	—	—	—		(632)
Non-cash stock compensation expense	2,236	—	—	—		2,236
Amortization of debt discount and issuance costs	6,599	—	—	—		6,599
Deferred income taxes	9,450	—	—	—		9,450
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(92,366)	(10,647)	—	103,013	(a)	—
Accounts receivable	—	(42,549)	(21,780)	—		(64,329)
Other current assets	826	(1,008)	1,777	—		1,595
Other assets	(6,492)	(1,472)	1,193	—		(6,771)
Accounts payable	2,798	(9,971)	12	—		(7,161)
Due to third-party payors	—	(4,390)	2,488	—		(1,902)
Accrued expenses	(25,160)	42,387	2,498	—		19,725

Net cash provided by (used in) operating activities	(4,143)	157,484	16,723	—		170,064

Investing activities
Purchases of property and equipment	(3,078)	(33,186)	(15,497)	—		(51,761)
Proceeds from sale of assets	—	565	—	—		565
Acquisition of businesses, net of cash acquired	—	(165,802)	—	—		(165,802)

Net cash used in investing activities	(3,078)	(198,423)	(15,497)	—		(216,998)

Financing activities
Equity investment by Holdings	241	—	—	—		241
Borrowings on revolving credit facility	227,000	—	—	—		227,000
Payments on revolving credit facility	(202,000)	—	—	—		(202,000)
Payments on credit facility term loan	(1,223)	—	—	—		(1,223)
Borrowings of other debt	5,564	—	783	—		6,347
Principal payments on other debt	(5,589)	(946)	(901)	—		(7,436)
Dividends paid to Holdings	(69,671)	—	—	—		(69,671)
Proceeds from bank overdrafts	18,792	—	—	—		18,792
Intercompany	(46,684)	43,154	3,530	—		—
Distributions to non-controlling interests	—	—	(4,431)	—		(4,431)

Net cash provided by (used in) financing activities	(73,570)	42,208	(1,019)	—		(32,381)

Net increase (decrease) in cash and cash equivalents	(80,791)	1,269	207	—		(79,315)
Cash and cash equivalents at beginning of period	80,940	2,298	442	—		83,680

Cash and cash equivalents at end of period	$149	$3,567	$649	$—		$4,365

(a)
Elimination of equity in earnings of subsidiaries.

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)
Schedule of selected unaudited quarterly financial data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands)
Year ended December 31, 2011
Net operating revenues	$693,186	$698,749	$694,131	$718,441
Income from operations	87,632	81,026	68,073	73,988
Net income attributable to Select Medical Corporation	$38,224	$22,272	$27,291	$38,660

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands)
Year ended December 31, 2012
Net operating revenues	$744,021	$750,193	$713,669	$741,086
Income from operations	91,604	93,513	70,819	80,923
Net income attributable to Select Medical Corporation	$43,279	$45,018	$25,953	$41,254

Organization and Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Business Description
Number of specialty hospitals operated by the entity	122	119	118
Number of outpatient clinics operated by the entity	979	954	944
Number of states in which the entity had facilities	39	39	41
Accounts Receivable and Allowance for Doubtful Accounts
Deductibles, co-payments and self-insured amounts as a percentage of net accounts receivable balance before doubtful accounts	0.20%	0.20%
Minimum period from date of discharge that outstanding governmental accounts are reserved as uncollectible	365 days
Minimum period from date of discharge that outstanding non-governmental accounts are reserved as uncollectible	180 days

Organization and Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Leasehold improvements
Property and equipment
Estimated useful lives	5 years
Furniture and equipment | Minimum
Property and equipment
Estimated useful lives	3 years
Furniture and equipment | Maximum
Property and equipment
Estimated useful lives	20 years
Buildings
Property and equipment
Estimated useful lives	40 years
Building Improvements | Minimum
Property and equipment
Estimated useful lives	5 years
Building Improvements | Maximum
Property and equipment
Estimated useful lives	25 years
Land Improvements | Minimum
Property and equipment
Estimated useful lives	2 years
Land Improvements | Maximum
Property and equipment
Estimated useful lives	25 years

Organization and Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Insurance Risk Programs	Dec. 31, 2011 Insurance Risk Programs
Intangible Assets
Impairment with respect to goodwill or other recorded intangible assets	$ 0
Insurance risk programs
Discount rate for provisions for losses for professional liability (as a percent)		3.00%	3.00%
Liability recorded after discounting		92.5	85.7
Value of aggregate liability, if the entity did not discount the provisions for losses		$ 95.6	$ 88.6

Organization and Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-Controlling Interests
Net income attributable to non-controlling interests	$ 2,098	$ 1,644	$ 4,482	$ 2,674	$ 5,663	$ 4,916	$ 4,720
Redeemable non-controlling interests	12,520		12,520		10,811	8,988
Non-controlling interest	$ 30,508		$ 30,508		$ 28,430	$ 26,659
Net operating revenues | Customer concentration | Medicare program
Revenue recognition
Percentage of concentration risk					47.00%	48.00%	47.00%
Accounts receivable | Customer concentration | Medicare program
Revenue recognition
Percentage of concentration risk					29.00%	32.00%

Acquisitions (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended						4 Months Ended				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 item	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011 item	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2010 Tradename	Dec. 31, 2010 Accreditations	Dec. 31, 2010 Certificates of need	Jun. 30, 2013 Specialty Hospitals	Jun. 30, 2012 Specialty Hospitals	Jun. 30, 2013 Specialty Hospitals	Jun. 30, 2012 Specialty Hospitals	Dec. 31, 2012 Specialty Hospitals	Dec. 31, 2011 Specialty Hospitals	Dec. 31, 2010 Specialty Hospitals	Sep. 01, 2010 Regency item	Dec. 31, 2011 Regency	Dec. 31, 2010 Regency	Dec. 31, 2011 Regency Revised purchase price allocation	Dec. 31, 2011 Regency Tradename Revised purchase price allocation	Dec. 31, 2011 Regency Accreditations Revised purchase price allocation	Dec. 31, 2011 Regency Certificates of need Revised purchase price allocation	Dec. 31, 2010 Regency Specialty Hospitals	Dec. 31, 2012 Outpatient rehabilitation business	Dec. 31, 2011 Outpatient rehabilitation business	Dec. 31, 2010 Outpatient rehabilitation business	Dec. 31, 2011 Inpatient rehabilitation hospital item
Acquisitions
Number of long term acute care hospitals operated by the acquiree																									23
Number of states in which long term acute care hospitals are located		39				39						39	39	41											9
Net operating revenues	$ 756,673,000	$ 741,086,000	$ 713,669,000	$ 750,193,000	$ 744,021,000	$ 718,441,000	$ 694,131,000	$ 698,749,000	$ 693,186,000	$ 1,506,628,000	$ 1,494,214,000	$ 2,948,969,000	$ 2,804,507,000	$ 2,390,290,000				$ 559,386,000	$ 557,130,000	$ 1,117,137,000	$ 1,110,168,000	$ 2,197,529,000	$ 2,095,519,000	$ 1,702,165,000								$ 94,400,000
Pre-tax loss	(49,647,000)			(75,308,000)						(111,679,000)	(148,127,000)	(254,741,000)	(212,347,000)	(151,857,000)																		12,900,000
Cost of acquired entity
Cash paid net of cash acquired		6,043,000				899,000						6,043,000	899,000	165,802,000														161,445,000					5,900,000	2,300,000	200,000	2,000,000
Value of cash acquired																												11,300,000
Notes issued		1,844,000				1,020,000						1,844,000	1,020,000																				1,800,000	1,000,000
Total purchase price		7,887,000				1,919,000						7,887,000	1,919,000	165,802,000
Contingent consideration		1,500,000										1,500,000
Liabilities assumed		107,000				701,000						107,000	701,000	48,479,000											33,100,000
Total cost of acquisitions and liabilities assumed		9,494,000				2,620,000						9,494,000	2,620,000	214,281,000											210,000,000
Fair value of assets acquired
Accounts receivable																												22,749,000
Other current assets																												5,053,000
Property and equipment																												82,688,000
Other assets																												3,379,000
Current liabilities																												(48,136,000)
Other liabilities																												(1,528,000)
Net tangible assets acquired																												64,205,000
Intangible assets other than goodwill															16,529,000	856,000	456,000												9,851,000	822,000	475,000
Goodwill		9,151,000				2,455,000						9,151,000	2,455,000	82,983,000														86,092,000
Accounts receivable and property and equipment		1,313,000				767,000						1,313,000	767,000	113,894,000
Non-controlling interests		(970,000)				(602,000)						(970,000)	(602,000)	(437,000)
Total																												161,445,000
Other additional information
Number of long term acute care hospitals exchanged																																				1
Non-controlling interests purchased in cash												100,000	500,000
Cash received on settlement of net working capital																										3,900,000
Pro forma results of operations
Net revenue																											2,625,235,000
Net income																											$ 98,463,000

Significant Transactions (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Significant transactions
Investment in cash	$ 28,716,000	$ 10,014,000	$ 14,689,000	$ 15,699,000
Baylor Health Care System
Significant transactions
Gain on contribution of property to equity method investment				1,200,000
Investment in cash			7,800,000	13,500,000
Purchase of partnership units				7,600,000
Working capital investments				$ 5,900,000
Percentage of ownership			49.00%

Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Property and equipment
Property and equipment, gross	$ 818,224,000	$ 786,403,000
Less: accumulated depreciation	316,672,000	276,375,000
Total property and equipment	501,552,000	510,028,000		498,808,000
Depreciation expense	62,500,000	69,800,000	64,100,000
Land
Property and equipment
Property and equipment, gross	68,573,000	69,904,000
Leasehold improvements
Property and equipment
Property and equipment, gross	128,468,000	120,369,000
Buildings
Property and equipment
Property and equipment, gross	352,677,000	361,081,000
Furniture and equipment
Property and equipment
Property and equipment, gross	246,858,000	225,363,000
Construction-in-progress
Property and equipment
Property and equipment, gross	$ 21,648,000	$ 9,686,000

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Trademarks	Dec. 31, 2012 Trademarks	Dec. 31, 2011 Trademarks	Jun. 30, 2013 Certificates of need	Dec. 31, 2012 Certificates of need	Dec. 31, 2011 Certificates of need	Jun. 30, 2013 Accreditations	Dec. 31, 2012 Accreditations	Dec. 31, 2011 Accreditations	Dec. 31, 2012 Non-compete agreements	Dec. 31, 2011 Non-compete agreements
Amortized intangible assets:
Gross Carrying Amount														$ 25,909	$ 25,909
Accumulated Amortization														(25,909)	(25,569)
Indefinite-lived intangible assets:
Gross Carrying Amount of Goodwill	1,641,796	1,640,534	1,631,716	1,631,252
Gross Carrying Amount	$ 1,713,509	$ 1,712,279	$ 1,703,499		$ 57,709	$ 57,709	$ 57,709	$ 11,921	$ 11,914	$ 11,914	$ 2,083	$ 2,122	$ 2,160
Weighted average time until next renewal					7 years	7 years 6 months					1 year 6 months	1 year 6 months

Intangible Assets (Details 2) (Non-compete agreements, Outpatient rehabilitation division of HealthSouth Corporation, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-compete agreements | Outpatient rehabilitation division of HealthSouth Corporation
Finite-lived intangible assets
Amortization expense	$ 340	$ 1,306	$ 4,247

Intangible Assets (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance at the beginning of the period	$ 1,640,534,000	$ 1,631,716,000	$ 1,631,252,000
Goodwill revision	133,000		7,114,000
Goodwill acquired during the period	1,395,000	9,151,000	2,455,000
Goodwill allocated to dispositions during the year			(9,105,000)
Other		(333,000)
Balance at the end of the period	1,641,796,000	1,640,534,000	1,631,716,000
Regency
Goodwill
Cash received on settlement of net working capital			3,900,000
Specialty Hospitals
Goodwill
Balance at the beginning of the period	1,333,220,000	1,333,553,000	1,330,609,000
Goodwill revision			7,114,000
Goodwill acquired during the period	1,395,000		(1,420,000)
Goodwill allocated to dispositions during the year			(2,750,000)
Other		(333,000)
Balance at the end of the period	1,334,615,000	1,333,220,000	1,333,553,000
Outpatient Rehabilitation
Goodwill
Balance at the beginning of the period	307,314,000	298,163,000	300,643,000
Goodwill revision	133,000
Goodwill acquired during the period		9,151,000	3,875,000
Goodwill allocated to dispositions during the year			(6,355,000)
Balance at the end of the period	$ 307,181,000	$ 307,314,000	$ 298,163,000

Long-Term Debt and Notes Payable (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended						0 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended								0 Months Ended	12 Months Ended			12 Months Ended								0 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 7 5/8% senior subordinated notes	Dec. 31, 2012 7 5/8% senior subordinated notes	Jun. 30, 2013 7 5/8% senior subordinated notes	Sep. 12, 2012 7 5/8% senior subordinated notes	Dec. 31, 2011 7 5/8% senior subordinated notes	Jun. 01, 2011 7 5/8% senior subordinated notes	Dec. 31, 2009 7 5/8% senior subordinated notes	Feb. 24, 2005 7 5/8% senior subordinated notes EGL Acquisition Corp.	Aug. 13, 2012 Senior secured credit facilities	Jun. 30, 2013 Senior secured credit facilities	Dec. 31, 2012 Senior secured credit facilities	Jun. 01, 2011 Senior secured credit facilities	Dec. 31, 2012 Senior secured credit facilities Leverage ratio greater than 3.75 to 1.00	Dec. 31, 2012 Senior secured credit facilities Leverage ratio less than or equal to 3.75 to 1.00 but greater than 3.25 to 1.00	Dec. 31, 2012 Senior secured credit facilities Alternate base rate Administrative agent's Prime Rate	Dec. 31, 2012 Senior secured credit facilities Alternate base rate Federal Funds Effective Rate	Dec. 31, 2012 Senior secured credit facilities Alternate base rate Adjusted one-month LIBO	Dec. 31, 2012 Senior secured credit facilities Minimum Leverage ratio greater than 3.75 to 1.00	Dec. 31, 2012 Senior secured credit facilities Maximum	Dec. 31, 2012 Senior secured credit facilities Maximum Leverage ratio less than or equal to 3.25 to 1.00	Jun. 01, 2011 2011 - senior secured credit facilities: Term loans	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans	Jun. 30, 2013 2011 - senior secured credit facilities: Term loans	Dec. 31, 2011 2011 - senior secured credit facilities: Term loans	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans Alternate base rate	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans Minimum Adjusted LIBO	Jun. 01, 2011 Standby letters of credit	Jun. 01, 2011 Swingline loans	Jun. 30, 2013 Other debt	Dec. 31, 2012 Other debt	Dec. 31, 2011 Other debt	Jun. 01, 2011 2011 - senior secured credit facilities: Revolving loan	Jun. 30, 2013 2011 - senior secured credit facilities: Revolving loan	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan	Dec. 31, 2011 2011 - senior secured credit facilities: Revolving loan	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Alternate base rate	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Minimum Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Minimum Alternate base rate	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Maximum Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Maximum Alternate base rate	Jun. 01, 2011 10% senior subordinated notes Holdings
Long-Term Debt and Notes Payable
Interest rate of debt (as a percent)						7.63%	7.63%		7.63%																																						10.00%
Total debt	$ 1,530,958,000	$ 1,530,958,000	$ 1,302,943,000	$ 1,229,498,000		$ 70,000,000			$ 345,000,000																	$ 1,096,641,000	$ 811,060,000	$ 837,974,000						$ 14,898,000	$ 6,302,000	$ 6,524,000		$ 105,000,000	$ 130,000,000	$ 40,000,000
Less: current maturities	13,230,000	13,230,000	11,646,000	10,848,000
Long-term debt, net of current portion	1,517,728,000	1,517,728,000	1,291,297,000	1,218,650,000
Unamortized discount																										14,200,000	7,200,000	7,800,000
Maximum borrowing capacity																1,150,000,000									850,000,000							75,000,000	25,000,000				300,000,000
Debt instrument term																									7 years												5 years
Repurchase of aggregate principal amount								275,000,000		266,500,000	48,500,000																																				150,000,000
Loss on early retirement of debt	17,280,000	17,788,000	6,064,000	20,385,000	500,000									17,300,000
Percentage of capital stock of foreign subsidiaries pledged as collateral for borrowings																							65.00%
Aggregate principal amount drawn												660,000,000	275,000,000
Variable rate basis																			administrative agent's Prime Rate	Federal Funds Effective Rate	Adjusted LIBO from time to time for an interest period of one month								Adjusted LIBO	Alternate base rate											Adjusted LIBO	Alternate base rate
Interest rate margin (as a percent)																				0.50%	1.00%								3.75%	2.75%											3.25%	2.25%	2.75%	1.75%	3.75%	2.75%
Reference rate (as a percent)																															1.75%
Periodic payment in equal quarterly installments																										2,800,000
Specified amount of debt outstanding on 7 5/8% senior subordinated notes 90 days prior to scheduled maturity effecting due date of debt instrument																										60,000,000													60,000,000
Percentage of net cash proceeds received from non-ordinary course asset sales or other dispositions, or as a result of a casualty or condemnation to be used for prepayment of debt															100.00%
Percentage of net proceeds received from the issuance of debt obligations other than certain permitted debt obligations to be used for prepayment of debt															100.00%
Percentage of excess cash flow to be used for prepayment of debt																	50.00%	25.00%
Consolidated leverage ratio for mandatory prepayment under the credit facility's covenants																						3.75		3.25
Annual capital expenditure permitted under the covenants																							125,000,000
Percentage of the amount permitted for capital expenditures in previous fiscal year which can carry-over															50.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control by the entity						101.00%
Maturities of Long-Term Debt and Notes Payable
2013			11,646,000
2014	9,742,000	9,742,000	9,530,000
2015	10,536,000	10,536,000	79,440,000
2016	296,134,000	296,134,000	138,684,000
2017	4,075,000	4,075,000	8,701,000
2018 and beyond	$ 1,202,219,000	$ 1,202,219,000	$ 1,054,942,000

Stock Option and Restricted Stock Plans (Details) (Holdings, USD $)	0 Months Ended						12 Months Ended						12 Months Ended		12 Months Ended			12 Months Ended
	Aug. 03, 2011 Options	May 13, 2011 Options	Mar. 03, 2011 Options	Aug. 11, 2010 Options	May 11, 2010 Options	Feb. 10, 2010 Options	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2010 Options	Dec. 31, 2012 Director Plan Options	Dec. 31, 2010 Director Plan Options	Aug. 12, 2009 Director Plan Options	Dec. 31, 2012 Director Plan Options Minimum	Dec. 31, 2010 Director Plan Options Minimum	Dec. 31, 2012 Director Plan Options Maximum	Dec. 31, 2010 Director Plan Options Maximum	Aug. 12, 2009 Director Plan Restricted stock awards	Dec. 31, 2012 Plans Options	Dec. 31, 2011 Plans Options	Dec. 31, 2012 Plans Options Minimum	Dec. 31, 2011 Plans Options Minimum	Dec. 31, 2012 Plans Options Maximum	Dec. 31, 2011 Plans Options Maximum
Stock option and restricted stock plans
Number of shares authorized												75,000					150,000
Vesting period							5 years
Expiration term							10 years
Expected volatility (as a percent)								36.00%	36.00%
Dividend yield (as a percent)								0.00%	0.00%
Expected life								5 years	5 years
Risk free rate (as a percent)								3.30%	3.40%
Options Granted (in shares)										0								0
Fair Value of Common Stock (in dollars per share)	$ 7.14	$ 9	$ 7.66	$ 6.94	$ 8.66	$ 8.9
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share)										$ 7.62	$ 7.62		$ 3.33	$ 3.33	$ 10	$ 10		$ 8.16	$ 8.09	$ 3.33	$ 3.33	$ 10	$ 10
Granted (in dollars per share)	$ 7.14	$ 9	$ 7.66	$ 6.94	$ 8.66	$ 8.9													$ 7.84		$ 7.14		$ 9
Exercised (in dollars per share)										$ 5.47			$ 3.33		$ 8.33			$ 6.07	$ 3.86	$ 3.33	$ 3.33	$ 10	$ 8.33
Canceled (in dollars per share)																		$ 8.18	$ 8.4	$ 7.66	$ 7.66	$ 10	$ 10
Balance at the end of the period (in dollars per share)										$ 8.69	$ 7.62		$ 3.33	$ 3.33	$ 10	$ 10		$ 8.4	$ 8.16	$ 3.33	$ 3.33	$ 10	$ 10
Shares
Balance at the beginning of the period (in shares)										63,000	63,000							2,730,000	2,716,000
Granted (in shares)	10,000	20,000	88,000	15,000	10,000	30,000													118,000
Exercised (in shares)										(21,000)								(280,000)	(54,000)
Canceled (in shares)																		(27,000)	(50,000)
Balance at the end of the period (in shares)										42,000	63,000							2,423,000	2,730,000

Stock Option and Restricted Stock Plans (Details 2) (Holdings, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
$ 3.00 - 4.00 | Plans
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 3
Exercise price, high end of range (in dollars per share)	$ 4
Number Outstanding (in shares)	220
Weighted Average Remaining Contractual Life	2 years 1 month 20 days
Number Exercisable (in shares)	220
$ 6.00 - 7.00 | Plans
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 6
Exercise price, high end of range (in dollars per share)	$ 7
Number Outstanding (in shares)	9
Weighted Average Remaining Contractual Life	7 years 7 months 10 days
$ 7.01 - 8.00 | Plans
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 7.01
Exercise price, high end of range (in dollars per share)	$ 8
Number Outstanding (in shares)	79
Weighted Average Remaining Contractual Life	8 years 2 months 19 days
Number Exercisable (in shares)	16
$ 8.01 - 9.00 | Plans
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 8.01
Exercise price, high end of range (in dollars per share)	$ 9
Number Outstanding (in shares)	667
Weighted Average Remaining Contractual Life	4 years 4 months 6 days
Number Exercisable (in shares)	618
$ 9.01 - 10.00 | Plans
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 9.01
Exercise price, high end of range (in dollars per share)	$ 10
Number Outstanding (in shares)	1,448
Weighted Average Remaining Contractual Life	6 years 9 months 18 days
Number Exercisable (in shares)	865
Exercise price range six | Director Plan
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 3
Exercise price, high end of range (in dollars per share)	$ 4
Number Outstanding (in shares)	6
Weighted Average Remaining Contractual Life	2 years 7 months 10 days
Number Exercisable (in shares)	6
Exercise price range seven | Director Plan
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 8
Exercise price, high end of range (in dollars per share)	$ 9
Number Outstanding (in shares)	9
Weighted Average Remaining Contractual Life	4 years 4 months 13 days
Number Exercisable (in shares)	9
Exercise price range eight | Director Plan
Additional information with respect to the outstanding options
Exercise price, low end of range (in dollars per share)	$ 9.01
Exercise price, high end of range (in dollars per share)	$ 10
Number Outstanding (in shares)	27
Weighted Average Remaining Contractual Life	6 years 1 month 13 days
Number Exercisable (in shares)	19

Stock Option and Restricted Stock Plans (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012 Restricted stock awards	Dec. 31, 2012 Holdings Options Plans	Dec. 31, 2011 Holdings Options Plans	Dec. 31, 2010 Holdings Options Plans	Dec. 31, 2012 Holdings Options Director Plan	Oct. 30, 2012 Holdings Restricted stock awards	Aug. 07, 2012 Holdings Restricted stock awards	May 02, 2012 Holdings Restricted stock awards	Mar. 26, 2012 Holdings Restricted stock awards	Dec. 15, 2011 Holdings Restricted stock awards	Nov. 03, 2011 Holdings Restricted stock awards	Aug. 03, 2011 Holdings Restricted stock awards	Dec. 17, 2010 Holdings Restricted stock awards	Nov. 11, 2010 Holdings Restricted stock awards	Sep. 13, 2010 Holdings Restricted stock awards	Aug. 11, 2010 Holdings Restricted stock awards
Stock option and restricted stock plans
Weighted average remaining contractual term for all outstanding options		5 years 9 months			5 years 2 months 26 days
Weighted average remaining contractual term of exercisable options		5 years 2 months 26 days			5 years 4 days
Total intrinsic value of options exercised (in dollars)		$ 1,100,000	$ 200,000	$ 300,000
Aggregate intrinsic value of options outstanding (in dollars)		2,600,000			46,500
Aggregate intrinsic value of options exercisable (in dollars)		2,200,000			46,500
Number of Shares Issued						530	38	129	65	350	190	25	50	300	1,000	30
Fair Value of Common Stock (in dollars per share)						$ 10.75	$ 11.84	$ 8.67	$ 8.33	$ 8.57	$ 8.61	$ 7.14	$ 7.07	$ 6.29	$ 7.48	$ 6.94
Stock compensation expense for each of the next five years, based on restricted stock awards granted
2013	6,012,000
2014	5,391,000
2015	3,734,000
2016	1,512,000
2017	$ 53,000

Stock Option and Restricted Stock Plans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock compensation expense:
Total (in dollars)	$ 5,677	$ 3,725	$ 2,236
Included in general and administrative
Stock compensation expense:
Total (in dollars)	3,538	1,996	763
Included in cost of services
Stock compensation expense:
Total (in dollars)	$ 2,139	$ 1,729	$ 1,473

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal					$ 74,076	$ 40,007	$ 34,854
State and local					11,589	5,672	7,076
Total Current					85,665	45,679	41,930
Deferred					7,909	35,305	9,450
Total income tax provision	$ 19,769	$ 28,646	$ 42,809	$ 57,156	$ 93,574	$ 80,984	$ 51,380
Differences between the expected income tax provision and income taxes computed at the federal statutory rate
Expected federal tax rate (as a percent)					35.00%	35.00%	35.00%
State and local taxes, net of federal benefit (as a percent)					4.00%	3.90%	3.70%
Other permanent differences (as a percent)					0.60%	0.90%	0.80%
Valuation allowance (as a percent)					(0.60%)	(0.40%)	(4.00%)
Uncertain tax positions (as a percent)					(0.50%)	(3.10%)	(0.70%)
IRS audit settlements (as a percent)					(0.50%)
Non-controlling interest (as a percent)					(0.90%)	(0.90%)	(1.10%)
Sale of entities (as a percent)						2.70%
Other (as a percent)					(0.40%)		0.10%
Total (as a percent)					36.70%	38.10%	33.80%

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011
Deferred tax assets
Allowance for doubtful accounts, Total	$ 1,496		$ 2,183
Allowance for doubtful accounts, Current	1,496		2,183
Compensation and benefit related accruals, Total	45,784		42,302
Compensation and benefit related accruals, Current	38,254		35,831
Compensation and benefit related accruals, Non-Current	7,530		6,471
Malpractice insurance, Total	17,005		14,409
Malpractice insurance, Current	5,003		3,762
Malpractice insurance, Non-Current	12,002		10,647
Restructuring reserve, Total	679		1,988
Restructuring reserve, Current	679		1,988
Net operating loss carryforwards, Total	24,543		26,941
Net operating loss carryforwards, Current	777		853
Net operating loss carryforwards, Non-Current	23,766		26,088
Other, Total	1,025		2,475
Other, Current	996		2,117
Other, Non-Current	29		358
Stock options, Total	4,089		1,927
Stock options, Non-Current	4,089		1,927
Excess capital loss, Total			270
Excess capital loss, Non-Current			270
Uncertain tax positions, Total	2,661		3,096
Uncertain tax positions, Non-Current	2,661		3,096
Total deferred tax assets, Total	97,282		95,591
Total deferred tax assets, Current	47,205		46,734
Total deferred tax assets, Non-Current	50,077		48,857
Deferred tax liabilities
Deferred income, Total	(33,188)		(31,660)
Deferred income, Current	(26,253)		(24,698)
Deferred income, Non-Current	(6,935)		(6,962)
Other, Total	(1,311)		(2,048)
Other, Current	(118)		(356)
Other, Non-Current	(1,193)		(1,692)
Depreciation and amortization, Total	(121,075)		(109,873)
Depreciation and amortization, Non-Current	(121,075)		(109,873)
Total deferred tax liabilities, Total	(155,574)		(143,581)
Total deferred tax liabilities, Current	(26,371)		(25,054)
Total deferred tax liabilities, Non-Current	(129,203)		(118,527)
Net deferred taxes before valuation allowance, Total	(58,292)		(47,990)
Net deferred taxes before valuation allowance, Current	20,834		21,680
Net deferred taxes before valuation allowance, Non-Current	(79,126)		(69,670)
Valuation allowance, Total	(13,341)		(15,733)
Valuation allowance, Current	(2,957)		(3,375)
Valuation allowance, Non-Current	(10,384)		(12,358)
Net deferred taxes, Total	(71,633)		(63,723)
Net deferred taxes, Current	17,877	14,850	18,305
Net deferred taxes, Non-Current	$ (89,510)	$ (89,676)	$ (82,028)
Additional information related to valuation allowance
Period of review for assessment of deferred tax assets	3 years

Income Taxes (Details 3) (State, USD $)	Dec. 31, 2012
State
Net operating loss carry forwards
Net operating losses	$ 545,100,000
State Net Operating Losses
2013	40,220,000
2014	7,780,000
2015	9,513,000
2016	8,525,000
Thereafter through 2032	479,046,000
Gross Valuation Allowance
2013	40,054,000
2014	6,247,000
2015	8,334,000
2016	8,302,000
Thereafter through 2032	$ 339,030,000

Income Taxes (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the company's unrecognized tax benefits
Gross tax contingencies at the beginning of the period	$ 15,656,000	$ 22,310,000	$ 22,735,000
Acquired contingencies - Regency Management Company			915,000
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,516,000)	(2,706,000)	(2,972,000)
Additions for existing tax positions taken	750,000	3,064,000	1,632,000
Reductions for tax positions taken in prior periods due to change in estimate		(7,012,000)
Gross tax contingencies at the end of the period	13,890,000	15,656,000	22,310,000
Income tax benefits recognized based on new information discovered		7,000,000
Unrecognized tax benefits, if fully recognized, would affect effective income tax rate	13,900,000	15,600,000
Accrued interest related to income taxes	1,500,000	1,300,000
Interest recognized	$ 500,000	$ 400,000	$ 400,000

Retirement Savings Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement savings plan
Matching contribution by the employer (as a percent)	25.00%
Matching contribution of the employees (as a percent)	6.00%
Vesting period	3 years
Expense incurred	$ 8.2	$ 7.6	$ 6
Employees who are not classified as HCE's | Maximum
Retirement savings plan
Contribution by employees (as a percent)	30.00%
HCE | Maximum
Retirement savings plan
Contribution by employees (as a percent)	6.00%

Segment Information (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Net operating revenues	$ 756,673,000	$ 741,086,000	$ 713,669,000	$ 750,193,000	$ 744,021,000	$ 718,441,000	$ 694,131,000	$ 698,749,000	$ 693,186,000	$ 1,506,628,000	$ 1,494,214,000	$ 2,948,969,000	$ 2,804,507,000	$ 2,390,290,000
Adjusted EBITDA	105,958,000			110,279,000						206,039,000	219,343,000	405,847,000	385,961,000	307,079,000
Total assets:	2,845,055,000	2,760,313,000		2,778,414,000		2,770,738,000				2,845,055,000	2,778,414,000	2,760,313,000	2,770,738,000	2,719,572,000
Capital expenditures	13,963,000			16,183,000						27,962,000	27,934,000	68,185,000	46,016,000	51,761,000
Specialty Hospitals
Segment Information
Net operating revenues	559,386,000			557,130,000						1,117,137,000	1,110,168,000	2,197,529,000	2,095,519,000	1,702,165,000
Adjusted EBITDA	96,393,000			102,166,000						189,740,000	202,120,000	381,354,000	362,334,000	284,558,000
Total assets:	2,229,458,000	2,143,906,000		2,184,743,000		2,187,767,000				2,229,458,000	2,184,743,000	2,143,906,000	2,187,767,000	2,162,726,000
Capital expenditures	10,203,000			12,631,000						21,100,000	19,682,000	50,005,000	30,464,000	39,237,000
Assets held for sale		2,700,000				2,700,000						2,700,000	2,700,000	11,300,000
Outpatient Rehabilitation
Segment Information
Number of operating segments										2		2
Net operating revenues	197,080,000			193,050,000						389,181,000	383,949,000	751,317,000	708,867,000	688,017,000
Adjusted EBITDA	26,054,000			25,837,000						48,887,000	48,315,000	87,024,000	83,864,000	83,772,000
Total assets:	445,411,000	434,834,000		437,591,000		429,503,000				445,411,000	437,591,000	434,834,000	429,503,000	481,828,000
Capital expenditures	2,999,000			2,922,000						5,844,000	6,713,000	13,209,000	12,135,000	9,449,000
Other
Segment Information
Net operating revenues	207,000			13,000						310,000	97,000	123,000	121,000	108,000
Adjusted EBITDA	(16,489,000)			(17,724,000)						(32,588,000)	(31,092,000)	(62,531,000)	(60,237,000)	(61,251,000)
Total assets:	170,186,000	181,573,000		156,080,000		153,468,000				170,186,000	156,080,000	181,573,000	153,468,000	75,018,000
Capital expenditures	$ 761,000			$ 630,000						$ 1,018,000	$ 1,539,000	$ 4,971,000	$ 3,417,000	$ 3,075,000

Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Adjusted EBITDA	$ 105,958			$ 110,279						$ 206,039	$ 219,343	$ 405,847	$ 385,961	$ 307,079
Depreciation and amortization	(15,907)			(15,428)						(31,709)	(31,627)	(63,311)	(71,517)	(68,706)
Stock compensation expense												(5,677)	(3,725)	(2,236)
Income from operations	88,263	80,923	70,819	93,513	91,604	73,988	68,073	81,026	87,632	170,793	185,117	336,859	310,719	236,137
Loss on early retirement of debt	(17,280)									(17,788)		(6,064)	(20,385)
Equity in earnings (losses) of unconsolidated subsidiaries	568			2,752						1,626	5,217	7,705	2,923	(440)
Other income														632
Interest expense, net	(21,904)			(20,957)						(42,952)	(42,207)	(83,759)	(80,910)	(84,472)
Income before income taxes	49,647			75,308						111,679	148,127	254,741	212,347	151,857
Specialty Hospitals
Segment Information
Adjusted EBITDA	96,393			102,166						189,740	202,120	381,354	362,334	284,558
Depreciation and amortization	(11,932)			(11,479)						(23,794)	(23,322)	(46,836)	(50,629)	(45,116)
Income from operations	84,461			90,687						165,946	178,798	334,518	311,705	239,442
Outpatient Rehabilitation
Segment Information
Adjusted EBITDA	26,054			25,837						48,887	48,315	87,024	83,864	83,772
Depreciation and amortization	(3,001)			(3,232)						(5,970)	(6,882)	(13,208)	(16,487)	(20,444)
Income from operations	23,053			22,605						42,917	41,433	73,816	67,377	63,328
Other
Segment Information
Adjusted EBITDA	(16,489)			(17,724)						(32,588)	(31,092)	(62,531)	(60,237)	(61,251)
Depreciation and amortization	(974)			(717)						(1,945)	(1,423)	(3,267)	(4,401)	(3,146)
Stock compensation expense	(1,788)			(1,338)						(3,537)	(2,599)	(5,677)	(3,725)	(2,236)
Income from operations	$ (19,251)			$ (19,779)						$ (38,070)	$ (35,114)	$ (71,475)	$ (68,363)	$ (66,633)

Fair Value (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value
Total debt	$ 1,530,958,000	$ 1,302,943,000	$ 1,229,498,000
Senior secured credit facility
Fair Value
Total debt	916,100,000	1,226,600,000	878,000,000
Fair value	907,800,000	1,216,200,000	823,300,000
7 5/8% senior subordinated notes
Fair Value
Total debt		70,000,000	345,000,000
Fair value		$ 70,800,000	$ 326,400,000
Interest rate of debt (as a percent)	7.63%	7.63%	7.63%

Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future rental commitments under outstanding agreements
2013	$ 121,272,000
2014	96,714,000
2015	72,666,000
2016	53,946,000
2017	41,467,000
Thereafter	288,963,000
Total	675,028,000
Affiliated companies
Related party transactions
Payments for office rent, leasehold improvements and miscellaneous expenses	4,000,000	4,000,000	3,900,000
Future rental commitments under outstanding agreements
2013	3,481,000
2014	3,433,000
2015	3,177,000
2016	3,300,000
2017	3,429,000
Thereafter	19,616,000
Total	36,436,000
BIR
Related party transactions
Net operating revenues from contracted services to related parties	92,200,000	53,300,000
Denton
Related party transactions
Net operating revenues from contracted services to related parties	$ 8,100,000	$ 7,300,000	$ 137,000

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future rental commitments under outstanding agreements
2013	$ 121,272,000
2014	96,714,000
2015	72,666,000
2016	53,946,000
2017	41,467,000
Thereafter	288,963,000
Total	675,028,000
Total rent expense for operating leases	168,300,000	163,900,000	154,800,000
Property rent expense to unrelated parties	$ 124,100,000	$ 118,400,000	$ 118,300,000

Commitments and Contingencies (Details 2) (Naming, promotional and sponsorship agreement, Subsidiary, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Naming, promotional and sponsorship agreement | Subsidiary
Commitments and Contingencies
Amount expected to be paid in next year	$ 2.9
Increase in successive annual payment (as a percent)	0.023

Commitments and Contingencies (Details 3) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 08, 2013 SSH-Evansville Amended complaint item	Dec. 31, 2012 Professional liability claims	Dec. 31, 2012 General liability claims
Commitments and Contingencies
Liability insurance per medical incident or per occurrence		$ 2	$ 2
Number of case managers identified as plaintiff	2
Number of physicians named as defendants	2
Number of alleged receipts of separate Medicare payments	2

Supplemental Disclosures of Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Disclosures of Cash Flow Information
Dividends declared to Holdings by the Company	$ (5,240)	$ (5,240)	$ (12,600)
Notes issued with acquisitions	1,844	1,020
Liabilities assumed with acquisitions	107	701	48,479
Contingent consideration related to acquisitions	$ 1,500

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 7 5/8% senior subordinated notes	Dec. 31, 2012 7 5/8% senior subordinated notes	Dec. 31, 2011 7 5/8% senior subordinated notes	Mar. 22, 2013 7 5/8% senior subordinated notes Forecast	Mar. 31, 2013 7 5/8% senior subordinated notes Forecast	Feb. 20, 2013 Subsequent Events Series B Tranche B Term Loan	Feb. 20, 2013 Subsequent Events Series B Tranche B Term Loan Adjusted LIBO	Feb. 20, 2013 Subsequent Events Series B Tranche B Term Loan Alternate base rate	Mar. 22, 2013 Subsequent Events 7 5/8% senior subordinated notes Forecast	Mar. 22, 2013 Subsequent Events Senior floating rate notes Holdings Forecast
Subsequent Events
Maximum borrowing capacity						$ 300
Interest rate of debt (as a percent)	7.63%	7.63%	7.63%
Variable rate basis							Adjusted LIBO	Alternate base rate
Interest rate margin (as a percent)							3.25%	2.25%
Periodic payment in equal quarterly installments						3
Redemption price as percentage of principal amount				100.00%					100.00%	100.00%
Loss on early retirement of debt					$ 0.6

Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes (Details) (7 5/8% senior subordinated notes)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 22, 2013 Forecast
Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under Select's Senior Notes
Interest rate of debt (as a percent)	7.63%	7.63%	7.63%
Redemption price as percentage of principal amount				100.00%

Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 8,768	$ 40,144	$ 21,520	$ 12,043	$ 4,365	$ 83,680
Accounts receivable, net	427,191	359,929		413,743
Current deferred tax asset	14,850	17,877		18,305
Prepaid income taxes	12,219	3,895		9,497
Other current assets	38,077	31,818		29,822
Total Current Assets	501,105	453,663		483,410
Property and equipment, net	498,808	501,552		510,028
Goodwill	1,641,796	1,640,534		1,631,716	1,631,252
Other identifiable intangibles	71,713	71,745		72,123
Other assets	131,633	92,819		73,461
Total Assets	2,845,055	2,760,313	2,778,414	2,770,738	2,719,572
Current Liabilities:
Bank overdrafts	19,461	17,836		16,609
Current portion of long-term debt and notes payable	13,230	11,646		10,848
Accounts payable	86,914	89,547		95,618
Accrued payroll	76,289	88,586		82,888
Accrued vacation	60,304	55,714		51,250
Accrued interest	9,057	18,759		11,980
Accrued other	94,127	107,280		111,343
Due to third party payors	6,295	1,078		5,526
Total Current Liabilities	365,677	390,446		386,062
Long-term debt, net of current portion	1,517,728	1,291,297		1,218,650
Non-current deferred tax liability	89,676	89,510		82,028
Other non-current liabilities	70,647	68,502		64,905
Total Liabilities	2,043,728	1,839,755		1,751,645
Redeemable non-controlling interests	12,520	10,811		8,988
Stockholder's Equity:
Common stock	0	0		0
Capital in excess of par	864,557	859,839		848,844
Retained earnings	(106,258)	21,478		134,602
Total Select Medical Corporation Stockholder's Equity	758,299	881,317		983,446
Non-controlling interests	30,508	28,430		26,659
Total Equity	788,807	909,747		1,010,105	1,107,890	1,058,378
Total Liabilities and Equity	2,845,055	2,760,313		2,770,738
Select Medical Corporation (Parent Company Only)
Current Assets:
Cash and cash equivalents	5,053	35,070	18,100	11,427	149	80,940
Current deferred tax asset	8,844	12,383		11,415
Prepaid income taxes	12,219	3,895		9,497
Other current assets	7,910	5,600		6,340
Total Current Assets	34,026	56,948		38,679
Property and equipment, net	15,417	16,344		14,641
Investment in affiliates	3,001,006	2,930,022		2,751,776
Non-current deferred tax asset	7,129	5,107		2,509
Other assets	34,220	28,680		31,128
Total Assets	3,091,798	3,037,101		2,838,733
Current Liabilities:
Bank overdrafts	19,461	17,836		16,609
Current portion of long-term debt and notes payable	9,050	8,916		8,853
Accounts payable	6,531	4,674		7,353
Intercompany payables	1,102,333	1,124,173		978,985
Accrued payroll	573	186		229
Accrued vacation	4,634	4,249		3,703
Accrued interest	7,927	17,955		11,843
Accrued other	48,367	58,650		47,829
Total Current Liabilities	1,198,876	1,236,639		1,075,404
Long-term debt, net of current portion	1,085,867	872,671		733,328
Other non-current liabilities	48,756	46,474		46,555
Total Liabilities	2,333,499	2,155,784		1,855,287
Stockholder's Equity:
Common stock	0	0		0
Capital in excess of par	864,557	859,839		848,844
Retained earnings	(106,258)	21,478		134,602
Total Select Medical Corporation Stockholder's Equity	758,299	881,317		983,446
Total Equity	758,299	881,317		983,446
Total Liabilities and Equity	3,091,798	3,037,101		2,838,733
Subsidiary Guarantors
Current Assets:
Cash and cash equivalents	2,501	3,734	2,798		3,567	2,298
Accounts receivable, net	363,430	308,043		369,321
Current deferred tax asset	1,701	1,060		3,221
Intercompany receivables	995,840	1,021,479		880,537
Other current assets	25,425	19,655		19,407
Total Current Assets	1,388,897	1,353,971		1,272,486
Property and equipment, net	424,392	425,677		440,736
Investment in affiliates	87,070	82,475		83,772
Goodwill	1,641,796	1,640,534		1,631,716
Other identifiable intangibles	71,713	71,745		72,123
Other assets	96,805	63,447		41,480
Total Assets	3,710,673	3,637,849		3,542,313
Current Liabilities:
Current portion of long-term debt and notes payable	2,195	1,059		390
Accounts payable	68,785	72,213		76,207
Accrued payroll	75,542	88,096		82,518
Accrued vacation	47,909	44,508		41,305
Accrued interest	1,130	804		137
Accrued other	36,500	39,876		56,113
Due to third party payors	2,745			13,633
Total Current Liabilities	234,806	246,556		270,303
Long-term debt, net of current portion	367,718	358,104		425,315
Non-current deferred tax liability	87,637	85,287		75,750
Other non-current liabilities	21,688	20,275		17,970
Total Liabilities	711,849	710,222		789,338
Stockholder's Equity:
Retained earnings	861,889	790,692		627,120
Subsidiary investment	2,136,935	2,136,935		2,125,855
Total Select Medical Corporation Stockholder's Equity	2,998,824	2,927,627		2,752,975
Total Equity	2,998,824	2,927,627		2,752,975
Total Liabilities and Equity	3,710,673	3,637,849		3,542,313
Non-Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	1,214	1,340	622	616	649	442
Accounts receivable, net	63,761	53,531		52,529
Current deferred tax asset	4,305	4,434		3,669
Intercompany receivables	106,493	102,694		98,448
Other current assets	4,742	6,563		4,075
Total Current Assets	180,515	168,562		159,337
Property and equipment, net	58,999	59,531		54,651
Other assets	608	692		853
Total Assets	240,122	228,785		214,841
Current Liabilities:
Current portion of long-term debt and notes payable	1,985	1,671		1,605
Accounts payable	11,598	12,660		12,058
Accrued payroll	174	304		141
Accrued vacation	7,761	6,957		6,242
Accrued other	9,260	8,754		7,401
Due to third party payors	3,550	2,723
Total Current Liabilities	34,328	33,069		27,447
Long-term debt, net of current portion	64,143	60,522		60,007
Non-current deferred tax liability	9,168	9,330		8,787
Other non-current liabilities	203	1,753		380
Total Liabilities	107,842	104,674		96,621
Redeemable non-controlling interests	12,520	10,811		8,988
Stockholder's Equity:
Retained earnings	25,223	21,197		23,154
Subsidiary investment	64,029	63,673		59,419
Total Select Medical Corporation Stockholder's Equity	89,252	84,870		82,573
Non-controlling interests	30,508	28,430		26,659
Total Equity	119,760	113,300		109,232
Total Liabilities and Equity	240,122	228,785		214,841
Eliminations
Current Assets:
Accounts receivable, net		(1,645)		(8,107)
Intercompany receivables	(1,102,333)	(1,124,173)		(978,985)
Total Current Assets	(1,102,333)	(1,125,818)		(987,092)
Investment in affiliates	(3,088,076)	(3,012,497)		(2,835,548)
Non-current deferred tax asset	(7,129)	(5,107)		(2,509)
Total Assets	(4,197,538)	(4,143,422)		(3,825,149)
Current Liabilities:
Intercompany payables	(1,102,333)	(1,124,173)		(978,985)
Due to third party payors		(1,645)		(8,107)
Total Current Liabilities	(1,102,333)	(1,125,818)		(987,092)
Non-current deferred tax liability	(7,129)	(5,107)		(2,509)
Total Liabilities	(1,109,462)	(1,130,925)		(989,601)
Stockholder's Equity:
Retained earnings	(887,112)	(811,889)		(650,274)
Subsidiary investment	(2,200,964)	(2,200,608)		(2,185,274)
Total Select Medical Corporation Stockholder's Equity	(3,088,076)	(3,012,497)		(2,835,548)
Total Equity	(3,088,076)	(3,012,497)		(2,835,548)
Total Liabilities and Equity	$ (4,197,538)	$ (4,143,422)		$ (3,825,149)

Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statement of Operations
Net operating revenues	$ 756,673	$ 741,086	$ 713,669	$ 750,193	$ 744,021	$ 718,441	$ 694,131	$ 698,749	$ 693,186	$ 1,506,628	$ 1,494,214	$ 2,948,969	$ 2,804,507	$ 2,390,290
Costs and expenses:
Cost of services	625,730			612,669						1,250,634	1,224,288	2,443,550	2,308,570	1,982,179
General and administrative	17,927			18,554						35,325	32,778	66,194	62,354	62,121
Bad debt expense	8,846			10,029						18,167	20,404	39,055	51,347	41,147
Depreciation and amortization	15,907			15,428						31,709	31,627	63,311	71,517	68,706
Total costs and expenses	668,410			656,680						1,335,835	1,309,097	2,612,110	2,493,788	2,154,153
Income (loss) from operations	88,263	80,923	70,819	93,513	91,604	73,988	68,073	81,026	87,632	170,793	185,117	336,859	310,719	236,137
Other income and expense:
Loss on early retirement of debt	(17,280)									(17,788)		(6,064)	(20,385)
Equity in earnings of unconsolidated subsidiaries	568			2,752						1,626	5,217	7,705	2,923	(440)
Interest expense	(21,904)			(20,957)						(42,952)	(42,207)	(83,759)	(81,232)	(84,472)
Interest income													322
Other income														632
Income before income taxes	49,647			75,308						111,679	148,127	254,741	212,347	151,857
Income tax expense (benefit)	19,769			28,646						42,809	57,156	93,574	80,984	51,380
Net income	29,878			46,662						68,870	90,971	161,167	131,363	100,477
Less: Net income attributable to non-controlling interests	2,098			1,644						4,482	2,674	5,663	4,916	4,720
Net income attributable to Select Medical Corporation	27,780	41,254	25,953	45,018	43,279	38,660	27,291	22,272	38,224	64,388	88,297	155,504	126,447	95,757
Other comprehensive income:
Unrealized gain on interest rate swap, net of tax														8,914
Comprehensive income attributable to Select Medical Corporation												155,504	126,447	104,671
Select Medical Corporation (Parent Company Only)
Condensed Statement of Operations
Net operating revenues	207			13						310	97	123	121	107
Costs and expenses:
Cost of services	557			521						1,110	1,010	2,139	1,729	1,473
General and administrative	17,853			19,345						35,219	33,455	67,402	61,995	53,035
Depreciation and amortization	975			718						1,945	1,423	3,267	4,115	2,837
Total costs and expenses	19,385			20,584						38,274	35,888	72,808	67,839	57,345
Income (loss) from operations	(19,178)			(20,571)						(37,964)	(35,791)	(72,685)	(67,718)	(57,238)
Other income and expense:
Intercompany interest and royalty fees	(361)			(763)						(755)	(1,556)	(2,532)	(3,408)	(4,057)
Intercompany management fees	62,247			27,755						81,976	57,129	120,276	120,013	101,878
Loss on early retirement of debt	(17,280)									(17,788)		(6,064)	(20,385)
Interest expense	(15,427)			(13,173)						(30,153)	(26,147)	(54,167)	(41,817)	(44,921)
Interest income													132
Other income														632
Income before income taxes	10,001			(6,752)						(4,684)	(6,365)	(15,172)	(13,183)	(3,706)
Income tax expense (benefit)	6,555			2,211						1,912	1,976	(8,206)	(12,821)	(7,097)
Equity in earnings of subsidiaries	24,334			53,981						70,984	96,638	162,470	126,809	92,366
Net income	27,780			45,018						64,388	88,297	155,504	126,447	95,757
Net income attributable to Select Medical Corporation	27,780			45,018						64,388	88,297	155,504	126,447	95,757
Other comprehensive income:
Unrealized gain on interest rate swap, net of tax														8,914
Comprehensive income attributable to Select Medical Corporation														104,671
Subsidiary Guarantors
Condensed Statement of Operations
Net operating revenues	652,745			649,628						1,296,182	1,293,953	2,549,896	2,436,177	2,060,001
Costs and expenses:
Cost of services	537,048			527,479						1,073,295	1,052,944	2,099,734	1,996,671	1,703,096
General and administrative	74			(791)						106	(677)	(1,208)	359	9,086
Bad debt expense	7,099			8,832						14,922	17,674	33,595	44,300	34,267
Depreciation and amortization	12,522			12,410						25,025	25,580	50,734	58,064	57,267
Total costs and expenses	556,743			547,930						1,113,348	1,095,521	2,182,855	2,099,394	1,803,716
Income (loss) from operations	96,002			101,698						182,834	198,432	367,041	336,783	256,285
Other income and expense:
Intercompany interest and royalty fees	355			754						741	1,539	2,494	3,382	4,026
Intercompany management fees	(57,217)			(23,159)						(72,619)	(48,242)	(102,096)	(102,970)	(86,451)
Equity in earnings of unconsolidated subsidiaries	546			2,739						1,571	5,194	7,637	2,870	(440)
Interest expense	(5,447)			(6,712)						(10,769)	(13,910)	(25,348)	(34,612)	(34,965)
Interest income													122
Income before income taxes	34,239			75,320						101,758	143,013	249,728	205,575	138,455
Income tax expense (benefit)	13,018			26,377						40,682	54,904	101,795	92,561	56,271
Equity in earnings of subsidiaries	3,439			5,612						10,121	9,111	15,639	13,406	10,647
Net income	24,660			54,555						71,197	97,220	163,572	126,420	92,831
Net income attributable to Select Medical Corporation	24,660			54,555						71,197	97,220	163,572	126,420	92,831
Other comprehensive income:
Comprehensive income attributable to Select Medical Corporation														92,831
Non-Guarantor Subsidiaries
Condensed Statement of Operations
Net operating revenues	103,721			100,552						210,136	200,164	398,950	368,209	330,182
Costs and expenses:
Cost of services	88,125			84,669						176,229	170,334	341,677	310,170	277,610
Bad debt expense	1,747			1,197						3,245	2,730	5,460	7,047	6,880
Depreciation and amortization	2,410			2,300						4,739	4,624	9,310	9,338	8,602
Total costs and expenses	92,282			88,166						184,213	177,688	356,447	326,555	293,092
Income (loss) from operations	11,439			12,386						25,923	22,476	42,503	41,654	37,090
Other income and expense:
Intercompany interest and royalty fees	6			9						14	17	38	26	31
Intercompany management fees	(5,030)			(4,596)						(9,357)	(8,887)	(18,180)	(17,043)	(15,427)
Equity in earnings of unconsolidated subsidiaries	22			13						55	23	68	53
Interest expense	(1,030)			(1,072)						(2,030)	(2,150)	(4,244)	(4,803)	(4,586)
Interest income													68
Income before income taxes	5,407			6,740						14,605	11,479	20,185	19,955	17,108
Income tax expense (benefit)	196			58						215	276	(15)	1,244	2,206
Net income	5,211			6,682						14,390	11,203	20,200	18,711	14,902
Less: Net income attributable to non-controlling interests	2,098			1,644						4,482	2,674	5,663	4,916	4,720
Net income attributable to Select Medical Corporation	3,113			5,038						9,908	8,529	14,537	13,795	10,182
Other comprehensive income:
Comprehensive income attributable to Select Medical Corporation														10,182
Eliminations
Other income and expense:
Equity in earnings of subsidiaries	(27,773)			(59,593)						(81,105)	(105,749)	(178,109)	(140,215)	(103,013)
Net income	(27,773)			(59,593)						(81,105)	(105,749)	(178,109)	(140,215)	(103,013)
Net income attributable to Select Medical Corporation	(27,773)			(59,593)						(81,105)	(105,749)	(178,109)	(140,215)	(103,013)
Other comprehensive income:
Comprehensive income attributable to Select Medical Corporation														$ (103,013)

Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 7 5/8% senior subordinated notes	Jun. 30, 2013 Select Medical Corporation (Parent Company Only)	Jun. 30, 2012 Select Medical Corporation (Parent Company Only)	Jun. 30, 2013 Select Medical Corporation (Parent Company Only)	Jun. 30, 2012 Select Medical Corporation (Parent Company Only)	Dec. 31, 2012 Select Medical Corporation (Parent Company Only)	Dec. 31, 2011 Select Medical Corporation (Parent Company Only)	Dec. 31, 2010 Select Medical Corporation (Parent Company Only)	Jun. 30, 2013 Subsidiary Guarantors	Jun. 30, 2012 Subsidiary Guarantors	Jun. 30, 2013 Subsidiary Guarantors	Jun. 30, 2012 Subsidiary Guarantors	Dec. 31, 2012 Subsidiary Guarantors	Dec. 31, 2011 Subsidiary Guarantors	Dec. 31, 2010 Subsidiary Guarantors	Jun. 30, 2013 Non-Guarantor Subsidiaries	Jun. 30, 2012 Non-Guarantor Subsidiaries	Jun. 30, 2013 Non-Guarantor Subsidiaries	Jun. 30, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2011 Non-Guarantor Subsidiaries	Dec. 31, 2010 Non-Guarantor Subsidiaries	Jun. 30, 2013 Eliminations	Jun. 30, 2012 Eliminations	Jun. 30, 2013 Eliminations	Jun. 30, 2012 Eliminations	Dec. 31, 2012 Eliminations	Dec. 31, 2011 Eliminations	Dec. 31, 2010 Eliminations
Operating activities
Net income	$ 29,878	$ 46,662	$ 68,870	$ 90,971	$ 161,167	$ 131,363	$ 100,477		$ 27,780	$ 45,018	$ 64,388	$ 88,297	$ 155,504	$ 126,447	$ 95,757	$ 24,660	$ 54,555	$ 71,197	$ 97,220	$ 163,572	$ 126,420	$ 92,831	$ 5,211	$ 6,682	$ 14,390	$ 11,203	$ 20,200	$ 18,711	$ 14,902	$ (27,773)	$ (59,593)	$ (81,105)	$ (105,749)	$ (178,109)	$ (140,215)	$ (103,013)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	15,907	15,428	31,709	31,627	63,311	71,517	68,706		975	718	1,945	1,423	3,267	4,115	2,837	12,522	12,410	25,025	25,580	50,734	58,064	57,267	2,410	2,300	4,739	4,624	9,310	9,338	8,602
Provision for bad debts	8,846	10,029	18,167	20,404	39,055	51,347	41,147									7,099	8,832	14,922	17,674	33,595	44,300	34,267	1,747	1,197	3,245	2,730	5,460	7,047	6,880
Equity in earnings of unconsolidated subsidiaries	(568)	(2,752)	(1,626)	(5,217)	(7,705)	(2,923)	440									(546)	(2,739)	(1,571)	(5,194)	(7,637)	(2,870)	440	(22)	(13)	(55)	(23)	(68)	(53)
Loss on early retirement of debt	17,280		17,788		6,064	20,385		500	17,280		17,788		6,064	20,385
Loss (gain) from disposal or sale of assets			81	(3,604)	(5,906)	(4,966)	484							13	4			74	(3,606)	(6,002)	(5,024)	329			7	2	96	45	151
Non-cash gain from interest rate swaps							(632)								(632)
Non-cash stock compensation expense			3,537	2,599	5,677	3,725	2,236				3,537	2,599	5,677	3,725	2,236
Amortization of debt discount and issuance costs			4,499	3,325	7,190	6,700	6,599				4,499	3,325	7,190	6,700	6,599
Deferred income taxes					7,909	35,305	9,450						7,909	35,305	9,450
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries									(24,334)	(53,981)	(70,984)	(96,638)	(162,470)	(126,809)	(92,366)	(3,439)	(5,612)	(10,121)	(9,111)	(15,639)	(13,406)	(10,647)								27,773	59,593	81,105	105,749	178,109	140,215	103,013
Accounts receivable			(83,832)	(30,520)	15,158	(111,126)	(64,329)											(70,357)	(15,938)	29,727	(98,966)	(42,549)			(13,475)	(14,582)	(14,569)	(12,160)	(21,780)
Other current assets			(5,894)	(1,612)	(1,607)	(1,201)	1,595				(2,310)	(1,314)	740	(1,780)	826			(5,405)	(983)	141	1,165	(1,008)			1,821	685	(2,488)	(586)	1,777
Other assets			144	1,675	5,877	(2,068)	(6,771)				(5,540)	1,348	2,448	(12,069)	(6,492)			5,600	183	3,268	9,683	(1,472)			84	144	161	318	1,193
Accounts payable			(2,665)	(5,486)	(6,117)	20,629	(7,161)				1,857	(674)	(2,679)	1,326	2,798			(3,460)	(3,498)	(4,040)	16,247	(9,971)			(1,062)	(1,314)	602	3,056	12
Due to third-party payors			5,217	1,738	(4,448)	227	(1,902)											4,390	(9,527)	(15,278)	1,408	(4,390)			827	11,265	10,830	(1,181)	2,488
Accrued expenses			(24,945)	6,340	23,746	21,139	19,725				(19,539)	8,717	25,350	14,823	(25,160)			(6,586)	(2,587)	(3,835)	5,522	42,387			1,180	210	2,231	794	2,498
Net cash provided by operating activities			27,602	124,049	309,371	240,053	170,064				(7,807)	18,892	49,000	72,181	(4,143)			23,708	90,213	228,606	142,543	157,484			11,701	14,944	31,765	25,329	16,723
Investing activities
Purchases of property and equipment	(13,963)	(16,183)	(27,962)	(27,934)	(68,185)	(46,016)	(51,761)				(1,071)	(1,536)	(5,150)	(3,413)	(3,078)			(23,802)	(20,684)	(49,160)	(37,759)	(33,186)			(3,089)	(5,714)	(13,875)	(4,844)	(15,497)
Proceeds from sale of assets				16,511	16,511	7,879	565												16,511	16,511	7,879	565
Investment in businesses, net of distributions			(28,716)	(10,014)	(14,689)	(15,699)												(28,716)	(10,014)	(14,689)	(15,699)
Acquisition of businesses, net of cash acquired			(171)	(206)	(6,043)	(899)	(165,802)											(171)	(206)	(6,043)	(899)	(165,802)
Net cash used in investing activities			(56,849)	(21,643)	(72,406)	(54,735)	(216,998)				(1,071)	(1,536)	(5,150)	(3,413)	(3,078)			(52,689)	(14,393)	(53,381)	(46,478)	(198,423)			(3,089)	(5,714)	(13,875)	(4,844)	(15,497)
Financing activities
Borrowings on revolving credit facility			455,000	340,000	495,000	735,000	227,000				455,000	340,000	495,000	735,000	227,000
Payments on revolving credit facility			(480,000)	(380,000)	(405,000)	(720,000)	(202,000)				(480,000)	(380,000)	(405,000)	(720,000)	(202,000)
Borrowings on 2011 credit facility term loans, net of discount			298,500		266,750	841,500					298,500		266,750	841,500
Payments on 2011 credit facility term loans			(592,615)	(4,250)	(9,875)	(4,250)					(592,615)	(4,250)	(9,875)	(4,250)
Payments on 2005 credit facility term loans, net of premium						(484,633)	(1,223)							(484,633)	(1,223)
Repurchase of 7 5/8% senior subordinated notes, net of premiums			(70,000)		(278,495)	(273,941)					(70,000)		(278,495)	(273,941)
Borrowings of other debt			6,909	5,835	8,281	7,055	6,347				5,826	5,557	8,003	6,100	5,564						955				1,083	278	278		783
Principal payments on other debt			(4,673)	(5,085)	(10,295)	(7,499)	(7,436)				(4,057)	(4,179)	(8,049)	(5,662)	(5,589)			(223)	(220)	(433)	(755)	(946)			(393)	(686)	(1,813)	(1,082)	(901)
Debt issuance costs			(18,583)		(6,527)	(18,556)					(18,583)		(6,527)	(18,556)
Dividends paid to Holdings			(196,825)	(52,034)	(268,479)	(245,729)	(69,671)				(196,825)	(52,034)	(268,479)	(245,729)	(69,671)
Equity investment by Holdings				547	1,817	208	241					547	1,817	208	241
Proceeds from bank overdrafts			1,625	3,739	1,227	(2,183)	18,792				1,625	3,739	1,227	(2,183)	18,792
Intercompany											(20,010)	79,937	183,421	114,656	(46,684)			27,971	(72,802)	(171,058)	(99,832)	43,154			(7,961)	(7,135)	(12,363)	(14,824)	3,530
Distributions to non-controlling interests			(1,467)	(1,681)	(3,268)	(4,612)	(4,431)																		(1,467)	(1,681)	(3,268)	(4,612)	(4,431)
Net cash used in financing activities			(2,129)	(92,929)	(208,864)	(177,640)	(32,381)				(21,139)	(10,683)	(20,207)	(57,490)	(73,570)			27,748	(73,022)	(171,491)	(99,632)	42,208			(8,738)	(9,224)	(17,166)	(20,518)	(1,019)
Net increase (decrease) in cash and cash equivalents			(31,376)	9,477	28,101	7,678	(79,315)				(30,017)	6,673	23,643	11,278	(80,791)			(1,233)	2,798	3,734	(3,567)	1,269			(126)	6	724	(33)	207
Cash and cash equivalents at beginning of period			40,144	12,043	12,043	4,365	83,680				35,070	11,427	11,427	149	80,940			3,734			3,567	2,298			1,340	616	616	649	442
Cash and cash equivalents at end of period	$ 8,768	$ 21,520	$ 8,768	$ 21,520	$ 40,144	$ 12,043	$ 4,365		$ 5,053	$ 18,100	$ 5,053	$ 18,100	$ 35,070	$ 11,427	$ 149	$ 2,501	$ 2,798	$ 2,501	$ 2,798	$ 3,734		$ 3,567	$ 1,214	$ 622	$ 1,214	$ 622	$ 1,340	$ 616	$ 649

Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Data (Unaudited)
Net operating revenues	$ 756,673	$ 741,086	$ 713,669	$ 750,193	$ 744,021	$ 718,441	$ 694,131	$ 698,749	$ 693,186	$ 1,506,628	$ 1,494,214	$ 2,948,969	$ 2,804,507	$ 2,390,290
Income from operations	88,263	80,923	70,819	93,513	91,604	73,988	68,073	81,026	87,632	170,793	185,117	336,859	310,719	236,137
Net income attributable to Select Medical Corporation	$ 27,780	$ 41,254	$ 25,953	$ 45,018	$ 43,279	$ 38,660	$ 27,291	$ 22,272	$ 38,224	$ 64,388	$ 88,297	$ 155,504	$ 126,447	$ 95,757

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts

Select Medical Corporation

Schedule II—Valuation and Qualifying Accounts

Description	Balance at Beginning of Year	Charged to Cost and Expenses	Acquisitions(A)	Deductions(B)	Balance at End of Year
	(In thousands)
Allowance for Doubtful Accounts
Year ended December 31, 2012	$47,469	$39,055	$—	$(44,670)	$41,854
Year ended December 31, 2011	$44,416	$51,347	$108	$(48,402)	$47,469
Year ended December 31, 2010	$43,357	$41,147	$7,448	$(47,536)	$44,416
Income Tax Valuation Allowance
Year ended December 31, 2012	$15,733	$(2,392)	$—	$—	$13,341
Year ended December 31, 2011	$16,622	$(889)	$—	$—	$15,733
Year ended December 31, 2010	$22,372	$(5,750)	$—	$—	$16,622
(A)
Represents opening balance sheet reserves resulting from purchase accounting entries.

(B)
Allowance for doubtful accounts deductions represent write-offs against the reserve for 2010, 2011 and 2012.

Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Changes in valuation and qualifying accounts
Balance at Beginning of Year	$ 47,469	$ 44,416	$ 43,357
Charged to Cost and Expenses	39,055	51,347	41,147
Acquisitions		108	7,448
Deductions	(44,670)	(48,402)	(47,536)
Balance at End of Year	41,854	47,469	44,416
Income Tax Valuation Allowance
Changes in valuation and qualifying accounts
Balance at Beginning of Year	15,733	16,622	22,372
Charged to Cost and Expenses	(2,392)	(889)	(5,750)
Balance at End of Year	$ 13,341	$ 15,733	$ 16,622

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 8,768	$ 40,144	$ 21,520	$ 12,043	$ 4,365	$ 83,680
Accounts receivable, net of allowance for doubtful accounts of $41,854 and $43,066 at 2012 and 2013, respectively	427,191	359,929		413,743
Current deferred tax asset	14,850	17,877		18,305
Prepaid income taxes	12,219	3,895		9,497
Other current assets	38,077	31,818		29,822
Total Current Assets	501,105	453,663		483,410
Property and equipment, net	498,808	501,552		510,028
Goodwill	1,641,796	1,640,534		1,631,716	1,631,252
Other identifiable intangibles	71,713	71,745		72,123
Other assets	131,633	92,819		73,461
Total Assets	2,845,055	2,760,313	2,778,414	2,770,738	2,719,572
Current Liabilities:
Bank overdrafts	19,461	17,836		16,609
Current portion of long-term debt and notes payable	13,230	11,646		10,848
Accounts payable	86,914	89,547		95,618
Accrued payroll	76,289	88,586		82,888
Accrued vacation	60,304	55,714		51,250
Accrued interest	9,057	18,759		11,980
Accrued other	94,127	107,280		111,343
Due to third party payors	6,295	1,078		5,526
Total Current Liabilities	365,677	390,446		386,062
Long-term debt, net of current portion	1,517,728	1,291,297		1,218,650
Non-current deferred tax liability	89,676	89,510		82,028
Other non-current liabilities	70,647	68,502		64,905
Total Liabilities	2,043,728	1,839,755		1,751,645
Redeemable non-controlling interests	12,520	10,811		8,988
Stockholder's Equity:
Common stock $0.01par value, 100 shares issued and outstanding	0	0		0
Capital in excess of par	864,557	859,839		848,844
Retained earnings (accumulated deficit)	(106,258)	21,478		134,602
Total Select Medical Corporation Stockholder's Equity	758,299	881,317		983,446
Non-controlling interest	30,508	28,430		26,659
Total Equity	788,807	909,747		1,010,105	1,107,890	1,058,378
Total Liabilities and Equity	$ 2,845,055	$ 2,760,313		$ 2,770,738

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 43,066	$ 41,854	$ 47,469
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations and Other Comprehensive Income
Net operating revenues	$ 756,673	$ 741,086	$ 713,669	$ 750,193	$ 744,021	$ 718,441	$ 694,131	$ 698,749	$ 693,186	$ 1,506,628	$ 1,494,214	$ 2,948,969	$ 2,804,507	$ 2,390,290
Costs and expenses:
Cost of services	625,730			612,669						1,250,634	1,224,288	2,443,550	2,308,570	1,982,179
General and administrative	17,927			18,554						35,325	32,778	66,194	62,354	62,121
Bad debt expense	8,846			10,029						18,167	20,404	39,055	51,347	41,147
Depreciation and amortization	15,907			15,428						31,709	31,627	63,311	71,517	68,706
Total costs and expenses	668,410			656,680						1,335,835	1,309,097	2,612,110	2,493,788	2,154,153
Income from operations	88,263	80,923	70,819	93,513	91,604	73,988	68,073	81,026	87,632	170,793	185,117	336,859	310,719	236,137
Other income and expense:
Loss on early retirement of debt	(17,280)									(17,788)		(6,064)	(20,385)
Equity in earnings of unconsolidated subsidiaries	568			2,752						1,626	5,217	7,705	2,923	(440)
Interest expense	(21,904)			(20,957)						(42,952)	(42,207)	(83,759)	(81,232)	(84,472)
Income before income taxes	49,647			75,308						111,679	148,127	254,741	212,347	151,857
Income tax expense	19,769			28,646						42,809	57,156	93,574	80,984	51,380
Net income	29,878			46,662						68,870	90,971	161,167	131,363	100,477
Less: Net income attributable to non-controlling interests	2,098			1,644						4,482	2,674	5,663	4,916	4,720
Net income attributable to Select Medical Corporation	$ 27,780	$ 41,254	$ 25,953	$ 45,018	$ 43,279	$ 38,660	$ 27,291	$ 22,272	$ 38,224	$ 64,388	$ 88,297	$ 155,504	$ 126,447	$ 95,757

Consolidated Statement of Changes in Equity and Income (USD $) In Thousands, unless otherwise specified	Total	Comprehensive Income	Common Stock	Capital in Excess of Par	Retained Earnings (accumulated deficit)	Non-controlling Interests
Balance at Dec. 31, 2009	$ 1,058,378		$ 0	$ 822,664	$ 220,256	$ 24,372
Balance (in shares) at Dec. 31, 2009			0
Increase (Decrease) in Stockholders' Equity
Net income	98,595	98,595			95,757	2,838
Net income - attributable to redeemable non-controlling interests		1,882
Total comprehensive income	107,509	109,391
Federal tax benefit of losses contributed by Holdings	9,752			9,752
Net change in dividends payable to Holdings	300				300
Dividends declared and paid to Holdings	(69,671)				(69,671)
Contribution related to restricted stock awards and stock option issuances by Holdings	2,236			2,236
Distributions to non-controlling interests	(1,419)					(1,419)
Balance at Dec. 31, 2010	1,107,890		0	834,894	246,767	26,229
Balance (in shares) at Dec. 31, 2010			0
Increase (Decrease) in Stockholders' Equity
Net income	129,798	129,798			126,447	3,351
Net income - attributable to redeemable non-controlling interests		1,565
Total comprehensive income	129,798	131,363
Federal tax benefit of losses contributed by Holdings	10,016			10,016
Net change in dividends payable to Holdings	7,360				7,360
Dividends declared and paid to Holdings	(245,729)				(245,729)
Contribution related to restricted stock awards and stock option issuances by Holdings	3,726			3,726
Distributions to non-controlling interests	(2,688)					(2,688)
Balance at Dec. 31, 2011	1,010,105		0	848,844	134,602	26,659
Balance (in shares) at Dec. 31, 2011			0
Increase (Decrease) in Stockholders' Equity
Net income	159,222	159,222			155,504	3,718
Net income - attributable to redeemable non-controlling interests		1,945
Total comprehensive income	159,222	161,167
Federal tax benefit of losses contributed by Holdings	3,917			3,917
Dividends declared and paid to Holdings	(268,479)				(268,479)
Contribution related to restricted stock awards and stock option issuances by Holdings	5,677			5,677
Distributions to non-controlling interests	(1,884)					(1,884)
Balance at Dec. 31, 2012	909,747		0	859,839	21,478	28,430
Balance (in shares) at Dec. 31, 2012			0
Increase (Decrease) in Stockholders' Equity
Net income	67,002	67,002			64,388	2,614
Net income - attributable to redeemable non-controlling interests		1,868
Total comprehensive income		68,870
Federal tax benefit of losses contributed by Holdings	1,181			1,181
Net change in dividends payable to Holdings	5,239				5,239
Dividends declared and paid to Holdings	(196,825)				(196,825)
Contribution related to restricted stock awards and stock option issuances by Holdings	3,537			3,537
Acquisitions of non-controlling interests	261					261
Distributions to non-controlling interests	(797)					(797)
Redeemable non-controlling interests redemption value adjustment	(538)				(538)
Balance at Jun. 30, 2013	$ 788,807		$ 0	$ 864,557	$ (106,258)	$ 30,508
Balance (in shares) at Jun. 30, 2013			0

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 68,870	$ 90,971	$ 161,167	$ 131,363	$ 100,477
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	31,709	31,627	63,311	71,517	68,706
Provision for bad debts	18,167	20,404	39,055	51,347	41,147
Equity in earnings of unconsolidated subsidiaries	(1,626)	(5,217)	(7,705)	(2,923)	440
Loss on early retirement of debt	17,788		6,064	20,385
Loss (gain) from disposal or sale of assets	81	(3,604)	(5,906)	(4,966)	484
Non-cash stock compensation expense	3,537	2,599	5,677	3,725	2,236
Amortization of debt discount and issuance costs	4,499	3,325	7,190	6,700	6,599
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Accounts receivable	(83,832)	(30,520)	15,158	(111,126)	(64,329)
Other current assets	(5,894)	(1,612)	(1,607)	(1,201)	1,595
Other assets	144	1,675	5,877	(2,068)	(6,771)
Accounts payable	(2,665)	(5,486)	(6,117)	20,629	(7,161)
Due to third-party payors	5,217	1,738	(4,448)	227	(1,902)
Accrued expenses	(24,945)	6,340	23,746	21,139	19,725
Income and deferred taxes	(3,448)	11,809
Net cash provided by operating activities	27,602	124,049	309,371	240,053	170,064
Investing activities
Purchases of property and equipment	(27,962)	(27,934)	(68,185)	(46,016)	(51,761)
Proceeds from sale of assets		16,511	16,511	7,879	565
Investment in businesses, net of distributions	(28,716)	(10,014)	(14,689)	(15,699)
Acquisition of businesses, net of cash acquired	(171)	(206)	(6,043)	(899)	(165,802)
Net cash used in investing activities	(56,849)	(21,643)	(72,406)	(54,735)	(216,998)
Financing activities
Borrowings on revolving credit facilities	455,000	340,000	495,000	735,000	227,000
Payments on revolving credit facility	(480,000)	(380,000)	(405,000)	(720,000)	(202,000)
Borrowings on credit facility term loans, net of discount	298,500		266,750	841,500
Payments on 2011 credit facility term loans	(592,615)	(4,250)	(9,875)	(4,250)
Issuance of 6.375% senior notes	600,000
Repurchase of 7 5/8% senior subordinated notes	(70,000)		(278,495)	(273,941)
Borrowings of other debt	6,909	5,835	8,281	7,055	6,347
Principal payments on other debt	(4,673)	(5,085)	(10,295)	(7,499)	(7,436)
Debt issuance costs	(18,583)		(6,527)	(18,556)
Dividends paid to Holdings	(196,825)	(52,034)	(268,479)	(245,729)	(69,671)
Equity investment by Holdings		547	1,817	208	241
Proceeds from bank overdrafts	1,625	3,739	1,227	(2,183)	18,792
Distributions to non-controlling interests	(1,467)	(1,681)	(3,268)	(4,612)	(4,431)
Net cash used in financing activities	(2,129)	(92,929)	(208,864)	(177,640)	(32,381)
Net increase (decrease) in cash and cash equivalents	(31,376)	9,477	28,101	7,678	(79,315)
Cash and cash equivalents at beginning of period	40,144	12,043	12,043	4,365	83,680
Cash and cash equivalents at end of period	8,768	21,520	40,144	12,043	4,365
Supplemental Cash Flow Information
Cash paid for interest	48,335	27,136	70,047	84,575	80,424
Cash paid for taxes	$ 46,832	$ 45,344	$ 77,614	$ 39,000	$ 37,809

Consolidated Statements of Cash Flows (Parenthetical)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
6.375% Senior Notes
Interest of rate of debt (as a percent)	6.38%
7 5/8% senior subordinated notes
Interest of rate of debt (as a percent)	7.63%	7.63%	7.63%

Basis of Presentation	6 Months Ended
Jun. 30, 2013
Organization and Significant Accounting Policies
Basis of Presentation

1. Basis of Presentation

        Select Medical Corporation ("Company") was formed in December 1996 and commenced operations during February 1997 upon the completion of its first acquisition. Select Medical Holdings Corporation ("Holdings") was formed in October 2004 for the purpose of affecting a leveraged buyout of the Company, which was a publicly traded entity. On February 24, 2005, the Company merged with a subsidiary of Holdings, which resulted in the Company becoming a wholly-owned subsidiary of Holdings.

        The unaudited consolidated financial statements of the Company as of June 30, 2013 and for the three and six month periods ended June 30, 2012 and 2013 have been prepared in accordance with generally accepted accounting principles ("GAAP"). In the opinion of management, such information contains all adjustments, which are normal and recurring in nature, necessary for a fair statement of the financial position, results of operations and cash flow for such periods. All significant intercompany transactions and balances have been eliminated. The results of operations for the three and six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the full fiscal year ending December 31, 2013.

        Certain information and disclosures normally included in the notes to consolidated financial statements have been condensed or omitted consistent with the rules and regulations of the Securities and Exchange Commission (the "SEC"), although the Company believes the disclosure is adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2012.

Accounting Policies	6 Months Ended
Jun. 30, 2013
Accounting Policies
Accounting Policies

2. Accounting Policies

Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets
Intangible Assets

3. Intangible Assets

        The gross carrying amounts of the Company's indefinite-lived intangible assets consist of the following:

	December 31, 2012	June 30, 2013
	(in thousands)
Goodwill	$1,640,534	$1,641,796
Trademarks	57,709	57,709
Certificates of need	11,914	11,921
Accreditations	2,122	2,083

Total	$1,712,279	$1,713,509

        The Company's accreditations and trademarks have renewal terms. The costs to renew these intangibles are expensed as incurred. At June 30, 2013, the accreditations and trademarks have a weighted average time until next renewal of approximately 1.5 years and 7.0 years, respectively.

        The changes in the carrying amount of goodwill for the Company's reportable segments for the six months ended June 30, 2013 are as follows:

	Specialty Hospitals	Outpatient Rehabilitation	Total
	(in thousands)
Balance as of December 31, 2012	$1,333,220	$307,314	$1,640,534
Goodwill acquired during the period	1,395	—	1,395
Purchase price adjustment	—	(133)	(133)

Balance as of June 30, 2013	$1,334,615	$307,181	$1,641,796

5. Intangible Assets

        Intangible assets consist of the following:

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets
Non-compete agreements	$25,909	$(25,569)
Indefinite-lived intangible assets
Goodwill	$1,631,716
Trademarks	57,709
Certificates of need	11,914
Accreditations	2,160

Total	$1,703,499

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets
Non-compete agreements	$25,909	$(25,909)
Indefinite-lived intangible assets
Goodwill	$1,640,534
Trademarks	57,709
Certificates of need	11,914
Accreditations	2,122

Total	$1,712,279

        The Company's accreditations and trademarks have renewal terms. The costs to renew these intangibles are expensed as incurred. At December 31, 2012, the accreditations and trademarks have a weighted average time until next renewal of 1.5 years and 7.5 years, respectively.

        Amortization expense for intangible assets with finite lives follows:

	For the Year Ended December 31
	2010	2011	2012
	(In thousands)
Amortization expense	$4,247	$1,306	$340

        Amortization expense for the Company's intangible assets primarily relates to the amortization of the value associated with the non-compete agreements entered into in connection with the acquisitions of the outpatient rehabilitation division of HealthSouth Corporation, Kessler Rehabilitation Corporation and SemperCare Inc. and the value assigned to the Company's contract therapy relationships. During 2010 the non-compete agreement related to the acquisition of Kessler Rehabilitation Corporation and the Company's contract therapy relationships were fully amortized, during 2011 the non-compete agreement related to the acquisition of SemperCare Inc. was fully amortized and during 2012 the non-compete agreement related to the acquisition of substantially all of the outpatient rehabilitation division of HealthSouth Corporation.

        Generally accepted accounting principles require any amounts recorded, such as goodwill, by the parent as a result of the Merger be "pushed down" and recorded in the Company's consolidated financial statements. The changes in the carrying amount of goodwill for the Company's reportable segments for the years ended December 31, 2011 and 2012 are as follows:

	Specialty Hospitals	Outpatient Rehabilitation	Total
	(In thousands)
Balance as of January 1, 2011	$1,330,609	$300,643	$1,631,252
Goodwill revision(1)	7,114	—	7,114
Goodwill acquired during year(2)	(1,420)	3,875	2,455
Goodwill allocated to dispositions during the year	(2,750)	(6,355)	(9,105)

Balance as of December 31, 2011	$1,333,553	$298,163	$1,631,716
Goodwill acquired during year	—	9,151	9,151
Other	(333)	—	(333)

Balance as of December 31, 2012	$1,333,220	$307,314	$1,640,534

(1)
During 2011, the Company made a revision to the Regency purchase price allocation resulting from the finalization of the intangible asset valuations.

(2)
During 2011, the Company completed the post-closing settlement of net working capital with the seller of Regency for $3.9 million in cash received.

Indebtedness	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt and Notes Payable
Indebtedness

4. Indebtedness

        The components of long-term debt and notes payable are as follows:

	December 31, 2012	June 30, 2013
	(in thousands)
7 5/8% senior subordinated notes	$70,000	$—
6.375% senior notes	—	600,000
Senior secured credit facilities:
Revolving loan	130,000	105,000
Term loans(1)	1,096,641	811,060
Other	6,302	14,898

Total debt	1,302,943	1,530,958
Less: current maturities	11,646	13,230

Total long-term debt	$1,291,297	$1,517,728

(1)
Presented net of unamortized discounts of $14.2 million and $7.2 million at December 31, 2012 and June 30, 2013, respectively.

        On February 20, 2013, the Company entered into an additional credit extension amendment to its senior secured credit facilities providing for a $300.0 million additional term loan tranche, (the "series B term loan") to the Company. The Company used the borrowings under the series B term loan to redeem all of its outstanding 7 5/8% senior subordinated notes due 2015 on March 22, 2013, to finance Holdings' redemption of all of its senior floating rate notes due 2015 on March 22, 2013 and to repay a portion of the balance outstanding under the Company's revolving credit facility.

        The Company recognized a loss on early retirement of debt of $0.5 million during the three months ended March 31, 2013 for unamortized debt issuance costs associated with the Company's 7 5/8% senior subordinated notes due 2015.

        Borrowings under the series B term loan bear interest at a rate equal to Adjusted LIBO plus 3.25%, or Alternate Base Rate plus 2.25%. The series B term loan amortizes in equal quarterly installments on the last day of each March, June, September and December in aggregate annual amounts equal to $3.0 million. The balance of the series B term loan is payable on February 20, 2016.

        At the time of issuing the series B term loan, the Company had additional term loan tranches outstanding including an $850.0 million term loan tranche issued on June 1, 2011 (the "original term loan") and a $275.0 million incremental term loan tranche issued August 13, 2012 (the "series A term loan"). Both the original term loan and series A term loan tranches were issued at a discount and amortize in equal quarterly installments on the last day of each March, June, September and December. The balance of both the original term loan and series A term loan are payable on June 1, 2018.

        On May 28, 2013, the Company issued and sold $600.0 million aggregate principal amount of its 6.375% senior notes due 2021. The senior notes are senior unsecured obligations of the Company and are fully and unconditionally guaranteed by all of Select's wholly owned subsidiaries. On May 28, 2013, the Company used the proceeds of the senior notes to pay a portion of the amounts outstanding on the original term loan and the series A term loan, and to pay related fees and expenses. The Company recognized a loss on early retirement of debt of $17.3 million in the three months ended June 30, 2013 in connection with the repayment of a portion of its term loans and amendment of the existing senior secured credit facility, which included the write-off of unamortized debt issuance costs.

        Interest on the senior notes accrues at the rate of 6.375% per annum and is payable semi-annually in cash in arrears on June 1 and December 1 of each year, commencing on December 1, 2013. The senior notes are the Company's senior unsecured obligations and rank equally in right of payment with all of its other existing and future senior unsecured indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness. The senior notes are guaranteed, jointly and severally, by the Company's direct or indirect existing and future domestic restricted subsidiaries other than certain non-guarantor subsidiaries.

        The Company may redeem some or all of the senior notes prior to June 1, 2016 by paying a "make-whole" premium. The Company may redeem some or all of the senior notes on or after June 1, 2016 at specified redemption prices. In addition, prior to June 1, 2016, the Company may redeem up to 35% of the senior notes with the net proceeds of certain equity offerings at a price of 106.375% plus accrued and unpaid interest, if any. The Company is obligated to offer to repurchase the senior notes at a price of 101% of their principal amount plus accrued and unpaid interest, if any, as a result of certain change of control events. These restrictions and prohibitions are subject to certain qualifications and exceptions.

        The Indenture relating to the senior notes contains covenants that, among other things, limit the Company's ability and the ability of certain of its subsidiaries to (i) grant liens on its assets, (ii) make dividend payments, other distributions or other restricted payments, (iii) incur restrictions on the ability of the Company's restricted subsidiaries to pay dividends or make other payments, (iv) enter into sale and leaseback transactions, (v) merge, consolidate, transfer or dispose of substantially all of their assets, (vi) incur additional indebtedness, (vii) make investments, (viii) sell assets, including capital stock of subsidiaries, (ix) use the proceeds from sales of assets, including capital stock of restricted subsidiaries, and (x) enter into transactions with affiliates. In addition, the Indenture requires, among other things, the Company to provide financial and current reports to holders of the senior notes or file such reports electronically with the U.S. Securities and Exchange Commission (the "SEC"). These covenants are subject to a number of exceptions, limitations and qualifications set forth in the Indenture.

        In connection with the issuance of the senior notes, the Company entered into a registration rights agreement on May 28, 2013 with certain guarantors of the notes named therein and J.P. Morgan Securities LLC, on behalf of itself and the other initial purchasers named therein (the "Registration Rights Agreement"). Pursuant to the Registration Rights Agreement, the Company has agreed to file an exchange offer registration statement to exchange the senior notes for substantially identical notes registered under the Securities Act unless the exchange offer is not permitted by applicable law or the policy of the SEC. The Company has also agreed to file a shelf registration statement to cover resales of notes under certain circumstances. The Company has agreed to file the exchange offer registration statement with the SEC within 150 days of the issue date of the senior notes and use commercially reasonable efforts to have the exchange offer registration statement declared effective within 240 days of the issue date and to complete the exchange offer with respect to the senior notes within 30 days of effectiveness. In addition, the Company agreed to use commercially reasonable efforts to file the shelf registration statement on or prior to the later of (i) 120 days after a filing obligation arises and (ii) 270 days after the issue date, and to use commercially reasonable efforts to cause such shelf registration statement to be declared effective by the SEC on or prior to 210 days after such filing. If the Company fails to satisfy its registration obligations under the Registration Rights Agreement, it will be required to pay additional interest to the holders of the senior notes under certain circumstances.

        On June 3, 2013, the Company amended its existing senior secured credit facilities in order to:

  •
  extend the maturity date on $293.3 million of its $300.0 million revolving credit facility from June 1, 2016 to March 1, 2018;

  •
  convert the remaining original term loan and series A term loan to a series C term loan and lower the interest rate payable on the series C term loan from Adjusted LIBO plus 3.75%, or Alternate Base Rate plus 2.75%, to Adjusted LIBO plus 3.00%, or Alternate Base Rate plus 2.00%, and amend the provision of the series C term loan from providing that Adjusted LIBO will at no time be less than 1.75% to providing that Adjusted LIBO will at no time be less than 1.00%; and

  •
  amend the restrictive covenants governing the senior secured credit facilities in order to allow for unlimited restricted payments so long as there is no event of default under the senior secured credit facilities and the total pro forma ratio of total indebtedness to Consolidated EBITDA (as defined in our senior secured credit facilities) is less than or equal to 2.75 to 1.00.

Maturities of Long-Term Debt and Notes Payable

        Maturities of the Company's long-term debt for the period from July 1, 2013 through December 31, 2013 and the years after 2013 are approximately as follows and are presented net of the discounts on the senior secured credit facility term loans (in thousands):

July 1, 2013 - December 31, 2013	$8,252
2014	9,742
2015	10,536
2016	296,134
2017	4,075
2018 and beyond	1,202,219

6. Long-Term Debt and Notes Payable

        The components of long-term debt and notes payable are shown in the following tables:

	December 31,
	2011	2012
	(In thousands)
7 5/8% senior subordinated notes	$345,000	$70,000
Senior secured credit facilities:
Revolving loan	40,000	130,000
Term loans(1)	837,974	1,096,641
Other	6,524	6,302

Total debt	1,229,498	1,302,943
Less: current maturities	10,848	11,646

Total long-term debt	$1,218,650	$1,291,297

(1)
Presented net of unamortized discount of $7.8 million and $14.2 million at December 31, 2011 and 2012, respectively.

Senior Secured Credit Facilities

        On June 1, 2011, the Company entered into a new senior secured credit agreement that originally provided $1.15 billion in senior secured credit facilities, comprised of an $850.0 million, seven-year term loan facility and a $300.0 million, five-year revolving credit facility, including a $75.0 million sublimit for the issuance of standby letters of credit and a $25.0 million sublimit for swingline loans.

        The Company used borrowings under the senior secured credit facilities to refinance all of its outstanding indebtedness under its previously existing senior secured credit facilities, to repurchase $266.5 million aggregate principal amount of its 7 5/8% senior subordinated notes due 2015 and to repay all $150.0 million of Holdings' 10% senior subordinated notes due 2015. The Company recognized a loss on early retirement of debt for the year ended December 31, 2011 of $20.4 million related to these transactions. Borrowings under the senior secured credit facilities are guaranteed by Holdings and substantially all of the Company's current domestic subsidiaries and will be guaranteed by the Company's future domestic subsidiaries and secured by substantially all of the Company's existing and future property and assets and by a pledge of the Company's capital stock, the capital stock of Company's domestic subsidiaries and up to 65% of the capital stock of the Company's foreign subsidiaries, if any.

        On August 13, 2012, the Company entered into an additional credit extension amendment to its senior secured credit facilities providing for a $275.0 million additional term loan tranche to the Company at the same interest rate and with the same term as the then existing term loan facility.

        Borrowings under the senior secured credit facilities will bear interest at a rate equal to:

  •
  in the case of the term loans, Adjusted LIBO plus 3.75%, or Alternate Base Rate plus 2.75%; and

  •
  in the case of the revolving loans, Adjusted LIBO plus a percentage ranging from 2.75% to 3.75%, or Alternate Base Rate plus a percentage ranging from 1.75% to 2.75%, in each case based on the Company's leverage ratio (the ratio of indebtedness to consolidated EBITDA, as defined in the senior secured credit agreement).

        "Adjusted LIBO" is defined as, with respect to any interest period, the London interbank offered rate for such interest period, adjusted for any applicable statutory reserve requirements; provided that Adjusted LIBO, when used in reference to the term loans, will at no time be less than 1.75% per annum.

        "Alternate Base Rate" is defined as the highest of (a) the administrative agent's Prime Rate, (b) the Federal Funds Effective Rate plus 1/2 of 1.00% and (c) the Adjusted LIBO from time to time for an interest period of one month, plus 1.00%.

        As of December 31, 2012, the applicable margin percentage for revolving loans was (1) 2.25% for Alternate Base Rate loans and (2) 3.25% for Adjusted LIBO loans.

        The term loans amortize in equal quarterly installments on the last day of each March, June, September and December in aggregate amounts equal to $2.8 million. The balance of the term loans will be payable on June 1, 2018, however if on the 90th day prior to the scheduled final maturity date of the Company's 7 5/8% senior subordinated notes due 2015 (the "Tranche B Trigger Date") more than $60.0 million in aggregate principal amount of the Company's 7 5/8% senior subordinated notes due 2015 are outstanding, the maturity date for the term loans will be the Tranche B Trigger Date. Similarly, the revolving credit facility will be payable on June 1, 2016, however if on the 90th day prior to the scheduled final maturity date of the Company's 7 5/8% senior subordinated notes due 2015 (the "Revolving Trigger Date") more than $60.0 million in aggregate principal amount of the Company's 7 5/8% senior subordinated notes due 2015 are outstanding, the maturity date for the revolving credit facility will be the Revolving Trigger Date.

        The Company will be required to prepay borrowings under the senior secured credit facilities with (1) 100% of the net cash proceeds received from non-ordinary course asset sales or other dispositions, or as a result of a casualty or condemnation, subject to reinvestment provisions and other customary carveouts and the payment of certain indebtedness secured by liens subject to a first lien intercreditor agreement, (2) 100% of the net cash proceeds received from the issuance of debt obligations other than certain permitted debt obligations, and (3) 50% of excess cash flow (as defined in the senior secured credit agreement) if the Company's leverage ratio is greater than 3.75 to 1.00 and 25% of excess cash flow if Company's leverage ratio is less than or equal to 3.75 to 1.00 and greater than 3.25 to 1.00, in each case, reduced by the aggregate amount of term loans optionally prepaid during the applicable fiscal year. The Company will not be required to prepay borrowings with excess cash flow if the Company's leverage ratio is less than or equal to 3.25 to 1.00.

        The senior secured credit facilities require the Company to maintain a leverage ratio, which is tested quarterly and becomes more restrictive over time, and prohibits the Company from making capital expenditures in excess of $125.0 million in any fiscal year (subject to a 50% carry-over provision). Failure to comply with these financial covenants would result in an event of default under the senior secured credit facilities and, absent a waiver or an amendment from the lenders, precludes the Company from making further borrowings under the revolving credit facility and permit the lenders to accelerate all outstanding borrowings under the senior secured credit facilities. As of December 31, 2012, the Company was in compliance with all financial covenants related to the senior secured credit facilities.

        The senior secured credit facilities also contain a number of affirmative and restrictive covenants, including limitations on mergers, consolidations and dissolutions; sales of assets; investments and acquisitions; indebtedness; liens; affiliate transactions; and dividends and restricted payments. The senior secured credit facilities contain events of default for non-payment of principal and interest when due, cross-default and cross-acceleration provisions and an event of default that would be triggered by a change of control.

Senior Subordinated Notes

        On February 24, 2005, EGL Acquisition Corp. sold $660.0 million of 7 5/8% senior subordinated notes due 2015 which the Company assumed in the Merger. The net proceeds of the offering were used to finance a portion of the Merger consideration, refinance certain of the Company's existing indebtedness, and pay related fees and expenses. The senior subordinated notes are unconditionally guaranteed on a senior subordinated basis by all of the Company's wholly-owned subsidiaries (the "Subsidiary Guarantors"). Certain of the Company's subsidiaries that were not wholly-owned by the Company did not guarantee the senior subordinated notes (the "Non-Guarantor Subsidiaries"). The guarantees of the senior subordinated notes are subordinated in right of payment to all existing and future senior indebtedness of the Subsidiary Guarantors, including any borrowings or guarantees by those subsidiaries under the senior secured credit facility. The senior subordinated notes rank equally in right of payment with all of the Company's existing and future senior subordinated indebtedness and senior to all of the Company's existing and future subordinated indebtedness. The senior subordinated notes were not guaranteed by Holdings.

        The Company is entitled at its option, effective February 1, 2013 to redeem all or a portion of the senior subordinated notes at face value plus accrued interest to the redemption date.

        The Company is not required to make any mandatory redemption or sinking fund payments with respect to the senior subordinated notes. However, upon the occurrence of any change of control of the Company, each holder of the senior subordinated notes shall have the right to require the Company to repurchase such notes at a purchase price in cash equal to 101% of the principal amount thereof on the date of purchase plus accrued and unpaid interest, if any, to the date of purchase.

        The indenture governing the senior subordinated notes contains customary events of default and affirmative and negative covenants that, among other things, limit the Company's ability and the ability of its restricted subsidiaries to incur or guarantee additional indebtedness, pay dividends or make other equity distributions, purchase or redeem capital stock, make certain investments, enter into arrangements that restrict dividends from subsidiaries, transfer and sell assets, engage in certain transactions with affiliates and effect a consolidation or merger. As of December 31, 2012, the Company was in compliance with all debt covenants related to the senior subordinated notes.

        In 2008 and 2009 the Company repurchased a total of $48.5 million aggregate principal amount of the senior subordinated notes. In connection with the Company entering into a new senior secured agreement on June 1, 2011, the Company repurchased $266.5 million aggregate principal amount of the senior subordinated notes and on September 12, 2012, the Commpany redeemed $275.0 million aggregate principal amount of the senior subordinated notes.

Maturities of Long-Term Debt and Notes Payable

        Maturities of the Company's long-term debt for the years after 2012 are approximately as follows (in thousands):

2013	$11,646
2014	9,530
2015	79,440
2016	138,684
2017	8,701
2018 and beyond	1,054,942

Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value
Fair Value

5. Fair Value

        Financial instruments include cash and cash equivalents, notes payable and long-term debt. The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.

        The carrying value of the Company's senior secured credit facility was $1,226.6 million and $916.1 million at December 31, 2012 and June 30, 2013, respectively. The fair value of the Company's senior secured credit facility was $1,216.2 million and $907.8 million at December 31, 2012 and June 30, 2013, respectively. The fair value of the Company's senior secured credit facility was based on quoted market prices for this debt in the syndicated loan market.

        The carrying value of the Company's 6.375% senior notes was $600.0 million at June 30, 2013. The fair value of the Company's 6.375% senior notes was $570.0 million June 30, 2013. The fair value of this debt was based on quoted market prices.

        The Company considers the inputs in the valuation process of its senior secured credit facility and 6.375% senior notes to be Level 2 in the fair value hierarchy. Level 2 in the fair value hierarchy is defined as inputs that are observable for the asset or liability, either directly or indirectly which includes quoted prices for identical assets or liabilities in markets that are not active.

11. Fair Value

        Financial instruments include cash and cash equivalents, notes payable and long-term debt. The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.

        The carrying value of the Company's senior secured credit facility was $878.0 million and $1,226.6 million at December 31, 2011 and December 31, 2012, respectively. The fair value of the Company's senior secured credit facility was $823.3 million and $1,216.2 million at December 31, 2011 and 2012, respectively. The fair value of the Company's senior secured credit facility was based on quoted market prices for this debt in the syndicated loan market.

        The carrying value of the Company's 7 5/8% senior subordinated notes was $345.0 million and $70.0 million at December 31, 2011 and December 31, 2012, respectively. The fair value of the Company's 7 5/8% senior subordinated notes was $326.4 million and $70.8 million at December 31, 2011 and December 31, 2012, respectively. The fair value of this registered debt was based on quoted market prices.

        The Company considers the inputs in the valuation process of its debt instruments to be Level 2 in the fair value hierarchy due to the Company's 7 5/8% senior subordinated notes being thinly traded.

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information
Segment Information

6. Segment Information

        The Company's reportable segments consist of (i) specialty hospitals and (ii) outpatient rehabilitation. Other activities include the Company's corporate services and certain other non-consolidating joint ventures and minority investments in other healthcare related businesses. The outpatient rehabilitation reportable segment has two operating segments: outpatient rehabilitation clinics and contract therapy. These operating segments are aggregated for reporting purposes as they have common economic characteristics and provide a similar service to a similar patient base. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance of the segments based on Adjusted EBITDA. Adjusted EBITDA is defined as net income before interest, income taxes, depreciation and amortization, gain (loss) on early retirement of debt, stock compensation expense, equity in earnings (losses) of unconsolidated subsidiaries and other income (expense).

        The following tables summarize selected financial data for the Company's reportable segments.

	Three Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$557,130	$193,050	$13	$750,193
Adjusted EBITDA	102,166	25,837	(17,724)	110,279
Total assets	2,184,743	437,591	156,080	2,778,414
Capital expenditures	12,631	2,922	630	16,183

	Three Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$559,386	$197,080	$207	$756,673
Adjusted EBITDA	96,393	26,054	(16,489)	105,958
Total assets	2,229,458	445,411	170,186	2,845,055
Capital expenditures	10,203	2,999	761	13,963

	Six Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$1,110,168	$383,949	$97	$1,494,214
Adjusted EBITDA	202,120	48,315	(31,092)	219,343
Total assets	2,184,743	437,591	156,080	2,778,414
Capital expenditures	19,682	6,713	1,539	27,934

	Six Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$1,117,137	$389,181	$310	$1,506,628
Adjusted EBITDA	189,740	48,887	(32,588)	206,039
Total assets	2,229,458	445,411	170,186	2,845,055
Capital expenditures	21,100	5,844	1,018	27,962

        A reconciliation of Adjusted EBITDA to income before income taxes is as follows:

	Three Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$102,166	$25,837	$(17,724)
Depreciation and amortization	(11,479)	(3,232)	(717)
Stock compensation expense	—	—	(1,338)

Income (loss) from operations	$90,687	$22,605	$(19,779)	$93,513
Equity in earnings of unconsolidated subsidiaries				2,752
Interest expense				(20,957)

Income before income taxes				$75,308

	Three Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$96,393	$26,054	$(16,489)
Depreciation and amortization	(11,932)	(3,001)	(974)
Stock compensation expense	—	—	(1,788)

Income (loss) from operations	$84,461	$23,053	$(19,251)	$88,263
Equity in earnings of unconsolidated subsidiaries				568
Loss on early retirement of debt				(17,280)
Interest expense				(21,904)

Income before income taxes				$49,647

	Six Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$202,120	$48,315	$(31,092)
Depreciation and amortization	(23,322)	(6,882)	(1,423)
Stock compensation expense	—	—	(2,599)

Income (loss) from operations	$178,798	$41,433	$(35,114)	$185,117
Equity in earnings of unconsolidated subsidiaries				5,217
Interest expense				(42,207)

Income before income taxes				$148,127

	Six Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$189,740	$48,887	$(32,588)
Depreciation and amortization	(23,794)	(5,970)	(1,945)
Stock compensation expense	—	—	(3,537)

Income (loss) from operations	$165,946	$42,917	$(38,070)	$170,793
Equity in earnings of unconsolidated subsidiaries				1,626
Loss on early retirement of debt				(17,788)
Interest expense				(42,952)

Income before income taxes				$111,679

10. Segment Information

        The Company's reportable segments consist of (i) specialty hospitals and (ii) outpatient rehabilitation. Other activities include our corporate services and certain other non-consolidating joint ventures and minority investments in other healthcare related businesses. The outpatient rehabilitation reportable segment has two operating segments: outpatient rehabilitation clinics and contract therapy. These operating segments are aggregated for reporting purposes as they have common economic characteristics and provide a similar service to a similar patient base. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance of the segments based on Adjusted EBITDA. Adjusted EBITDA is defined as net income before interest, income taxes, depreciation and amortization, gain (loss) on early retirement of debt, stock compensation expense, equity in earnings (losses) of unconsolidated subsidiaries and other income (expense).

        The following table summarizes selected financial data for the Company's reportable segments:

	Year Ended December 31, 2010
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$1,702,165	$688,017	$108	$2,390,290
Adjusted EBITDA	284,558	83,772	(61,251)	307,079
Total assets(1)	2,162,726	481,828	75,018	2,719,572
Capital expenditures	39,237	9,449	3,075	51,761

	Year Ended December 31, 2011
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$2,095,519	$708,867	$121	$2,804,507
Adjusted EBITDA	362,334	83,864	(60,237)	385,961
Total assets(1)	2,187,767	429,503	153,468	2,770,738
Capital expenditures	30,464	12,135	3,417	46,016

	Year Ended December 31, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$2,197,529	$751,317	$123	$2,948,969
Adjusted EBITDA	381,354	87,024	(62,531)	405,847
Total assets(1)	2,143,906	434,834	181,573	2,760,313
Capital expenditures	50,005	13,209	4,971	68,185
(1)
The specialty hospital segment includes $11.3 million, $2.7 million and $2.7 million in real estate assets held for sale on December 31, 2010, 2011 and 2012, respectively.

        A reconciliation of Adjusted EBITDA to income before income taxes is as follows:

	Year Ended December 31, 2010
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$284,558	$83,772	$(61,251)
Depreciation and amortization	(45,116)	(20,444)	(3,146)
Stock compensation expense	—	—	(2,236)

Income (loss) from operations	$239,442	$63,328	$(66,633)	$236,137
Equity in losses of unconsolidated subsidiaries				(440)
Other income				632
Interest expense, net				(84,472)

Income before income taxes				$151,857

	Year Ended December 31, 2011
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$362,334	$83,864	$(60,237)
Depreciation and amortization	(50,629)	(16,487)	(4,401)
Stock compensation expense	—	—	(3,725)

Income (loss) from operations	$311,705	$67,377	$(68,363)	$310,719
Loss on early retirement of debt				(20,385)
Equity in earnings of unconsolidated subsidiaries				2,923
Interest expense, net				(80,910)

Income before income taxes				$212,347

	Year Ended December 31, 2012
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$381,354	$87,024	$(62,531)
Depreciation and amortization	(46,836)	(13,208)	(3,267)
Stock compensation expense	—	—	(5,677)

Income (loss) from operations	$334,518	$73,816	$(71,475)	$336,859
Loss on early retirement of debt				(6,064)
Equity in earnings of unconsolidated subsidiaries				7,705
Interest expense, net				(83,759)

Income before income taxes				$254,741

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

7. Commitments and Contingencies

Litigation

        The Company is a party to various legal actions, proceedings and claims (some of which are not insured), and regulatory and other governmental audits and investigations in the ordinary course of its business. The Company cannot predict the ultimate outcome of pending litigation, proceedings and regulatory and other governmental audits and investigations. These matters could potentially subject the Company to sanctions, damages, recoupments, fines and other penalties. The Department of Justice, Centers for Medicare & Medicaid Services ("CMS") or other federal and state enforcement and regulatory agencies may conduct additional investigations related to the Company's businesses in the future that may, either individually or in the aggregate, have a material adverse effect on the Company's business, financial position, results of operations and liquidity.

        To address claims arising out of the operations of the Company's specialty hospitals and outpatient rehabilitation facilities, the Company maintains professional malpractice liability insurance and general liability insurance, subject to self-insured retention of $2.0 million per medical incident for professional liability claims and $2.0 million per occurrence for general liability claims. The Company also maintains umbrella liability insurance covering claims which, due to their nature or amount, are not covered by or not fully covered by the Company's other insurance policies. These insurance policies also do not generally cover punitive damages and are subject to various deductibles and policy limits. Significant legal actions, as well as the cost and possible lack of available insurance, could subject the Company to substantial uninsured liabilities. In the Company's opinion, the outcome of these actions, individually or in the aggregate, will not have a material adverse effect on its financial position, results of operations, or cash flows.

        Healthcare providers are subject to lawsuits under the qui tam provisions of the federal False Claims Act. Qui tam lawsuits typically remain under seal (hence, usually unknown to the defendant) for some time while the government decides whether or not to intervene on behalf of a private qui tam plaintiff (known as a relator) and take the lead in the litigation. These lawsuits can involve significant monetary damages and penalties and award bounties to private plaintiffs who successfully bring the suits. The Company has been a defendant in these cases in the past, and may be named as a defendant in similar cases from time to time in the future.

        On January 8, 2013, a federal magistrate judge unsealed an Amended Complaint in United States of America and the State of Indiana, ex rel. Doe I, Doe II and Doe III v. Select Medical Corporation, Select Specialty Hospital-Evansville, Evansville Physician Investment Corporation, Dr. Richard Sloan and Dr. Jeffrey Selby. The Amended Complaint, which was served on the Company on February 15, 2013, is a civil action filed under seal on September 28, 2012 in the United States District Court for the Southern District of Indiana by private plaintiff-relators on behalf of the United States and the state of Indiana under the federal False Claims Act and Indiana False Claims and Whistleblower Protection Act. Although the Amended Complaint identifies the relators by fictitious pseudonyms, on March 28, 2013, the relators filed a Notice identifying themselves as the former CEO at the Company's long term acute care hospital in Evansville, Indiana ("SSH-Evansville") and two former case managers at SSH-Evansville. The named defendants include the Company, SSH-Evansville, and two physicians who have practiced at SSH-Evansville. On March 26, 2013, the defendants, relators and the United States filed a joint motion seeking a stay of the proceedings, in which the United States notified the court that its investigation has not been completed and therefore it is not yet able to decide whether or not to intervene, and on March 29, 2013, the magistrate judge granted the motion and stayed all deadlines in the case for 90 days. On June 26, 2013, the United States filed a motion seeking to extend such stay of the proceedings for an additional 90 days, and on June 27, 2013, the defendants each filed a notice of consent to the requested stay.  On August 12, 2013, the court granted the motion and stayed all deadlines in the case until October 1, 2013.

        The Amended Complaint alleges that the defendants manipulated the length of stay of patients at SSH-Evansville in order to maximize reimbursement under the Medicare prospective payment system applicable to long term acute care hospitals. It also alleges that the defendants manipulated the discharge of patients to other facilities and the timing of readmissions from those facilities in order to enable SSH-Evansville to receive two separate Medicare payments and causing the other facility to submit claims for unnecessary services. The Amended Complaint discusses the federal Stark Law and Anti-Kickback Statute and implies that the behavior of physicians referring to or providing services at SSH-Evansville was based on their financial interests. The Amended Complaint further alleges that Dr. Selby, a pulmonologist formerly on the medical staff of SSH-Evansville, performed unnecessary bronchoscopies at the hospital with the knowledge of the Company, and that Dr. Sloan, the Chief Medical Officer and an attending physician at SSH-Evansville, falsely coded the diagnoses of Medicare patients in order to increase SSH-Evansville's reimbursement. Moreover, the Amended Complaint alleges that the practices at SSH-Evansville involved corporate policies of the Company used to maximize profit at all Select long term acute care hospitals. The Amended Complaint alleges that, through these acts, the defendants have violated the federal False Claims Act and Indiana False Claims and Whistleblower Protection Act and are liable for unspecified treble damages and penalties.

        As previously disclosed, beginning in April 2012, the Company and SSH-Evansville have received various subpoenas and demands for documents relating to SSH-Evansville, including a request for information and subpoenas from the Office of Inspector General of the U.S. Department of Health and Human Services and subpoenas from the Office of Attorney General for the State of Indiana, and the Evansville (Indiana) Police Department has executed a search warrant at SSH-Evansville. The Company has produced and will continue to produce documents in response to, and intends to fully cooperate with, these governmental investigations. At this time, the Company is unable to predict the timing and outcome of this matter.

Construction Commitments

        At June 30, 2013, the Company had outstanding commitments under construction contracts related to new construction, improvements and renovations at the Company's long term acute care properties and inpatient rehabilitation facilities totaling approximately $18.3 million.

13. Commitments and Contingencies

Leases

        The Company leases facilities and equipment from unrelated parties under operating leases. Minimum future lease obligations on long-term non-cancelable operating leases in effect at December 31, 2012 are approximately as follows (in thousands):

2013	$121,272
2014	96,714
2015	72,666
2016	53,946
2017	41,467
Thereafter	288,963

$675,028

        Total rent expense for operating leases, including cancelable leases, for the years ended December 31, 2010, 2011 and 2012 was $154.8 million, $163.9 million and $168.3 million, respectively.

        Property rent expense to unrelated parties for the years ended December 31, 2010, 2011 and 2012 was $118.3 million, $118.4 million and $124.1 million, respectively.

Other

        A subsidiary of the Company has entered into a naming, promotional and sponsorship agreement with an NFL team for the team's headquarters complex that requires a payment of $2.9 million in 2013. Each successive annual payment increases by 2.3% through 2025. The naming, promotional and sponsorship agreement is in effect until 2025.

Litigation

        The Company is a party to various legal actions, proceedings and claims (some of which are not insured), and regulatory and other governmental audits and investigations in the ordinary course of its business. The Company cannot predict the ultimate outcome of pending litigation, proceedings and regulatory and other governmental audits and investigations. These matters could potentially subject the Company to sanctions, damages, recoupments, fines and other penalties. The Department of Justice, Centers for Medicare & Medicaid Services ("CMS") or other federal and state enforcement and regulatory agencies may conduct additional investigations related to the Company's businesses in the future that may, either individually or in the aggregate, have a material adverse effect on the Company's business, financial position, results of operations and liquidity.

        To address claims arising out of the operations of the Company's specialty hospitals and outpatient rehabilitation facilities, the Company maintains professional malpractice liability insurance and general liability insurance, subject to self-insured retention of $2.0 million per medical incident for professional liability claims and $2.0 million per occurrence for general liability claims. The Company also maintains umbrella liability insurance covering claims which, due to their nature or amount, are not covered by or not fully covered by the Company's other insurance policies. These insurance policies also do not generally cover punitive damages and are subject to various deductibles and policy limits. Significant legal actions, as well as the cost and possible lack of available insurance, could subject the Company to substantial uninsured liabilities. In the Company's opinion, the outcome of these actions, individually or in the aggregate, will not have a material adverse effect on its financial position, results of operations, or cash flows.

        Healthcare providers are subject to lawsuits under the qui tam provisions of the federal False Claims Act. Qui tam lawsuits typically remain under seal (hence, usually unknown to the defendant) for some time while the government decides whether or not to intervene on behalf of a private qui tam plaintiff (known as a relator) and take the lead in the litigation. These lawsuits can involve significant monetary damages and penalties and award bounties to private plaintiffs who successfully bring the suits. The Company has been a defendant in these cases in the past, and may be named as a defendant in similar cases from time to time in the future.

        On January 8, 2013, a federal magistrate judge unsealed an Amended Complaint in United States of America and the State of Indiana, ex rel. Doe I, Doe II and Doe III v. Select Medical Corporation, Select Specialty Hospital-Evansville, Evansville Physician Investment Corporation, Dr. Richard Sloan and Dr. Jeffrey Selby. The Amended Complaint, which was served on the Company on February 15, 2013, is a civil action filed under seal on September 28, 2012 in the United States District Court for the Southern District of Indiana by private plaintiff-relators on behalf of the United States and Indiana under the federal False Claims Act and Indiana False Claims and Whistleblower Protection Act. The Amended Complaint identifies the plaintiff-relators as Doe I, Doe II and Doe III, and describes them as the CEO and two case managers at the Company's long term acute care hospital in Evansville, Indiana ("SSH-Evansville"). The named defendants include the Company, SSH-Evansville, Evansville Physician Investment Company, the Company's joint venture partner in SSH-Evansville ("EPIC"), and two physicians who have practiced at SSH-Evansville. On February 6, 2013, the District Court issued an order dismissing EPIC without prejudice after the plaintiff-relators filed, on January 31, 2013, a Notice of Voluntary Dismissal of EPIC, to which the United States and Indiana consented. The Notice of Voluntary Dismissal states, among other things, that the United States filed a notice with the Court on December 28, 2012 that it had not completed its investigation and thus would not intervene in the action at that time. The U.S. Attorney's Office for the Southern District of Indiana has informed the Company's counsel that, despite the lifting of the seal, the United States is continuing its investigation in order to determine whether or not to intervene in the matter at some point.

        The Amended Complaint alleges that the defendants manipulated the length of stay of patients at SSH-Evansville in order to maximize reimbursement under the Medicare prospective payment system applicable to long-term acute care hospitals. It also alleges that the defendants manipulated the discharge of patients to other facilities and the timing of readmissions from those facilities in order to enable SSH-Evansville to receive two separate Medicare payments and causing the other facility to submit claims for unnecessary services. The Amended Complaint discusses the federal Stark Law and Anti-Kickback Statute and implies that the behavior of physicians referring to or providing services at SSH-Evansville was based on their financial interests. The Amended Complaint further alleges that Dr. Selby, a pulmonologist formerly on the medical staff of SSH-Evansville, performed unnecessary bronchoscopies at the hospital with the knowledge of the Company, and that Dr. Sloan, the Chief Medical Officer and an attending physician at SSH-Evansville, falsely coded the diagnoses of Medicare patients in order to increase SSH-Evansville's reimbursement. Moreover, the Amended Complaint alleges that the practices at SSH-Evansville involved corporate policies of the Company used to maximize profit at all Select long-term acute care hospitals. The Amended Complaint alleges that, through these acts, the defendants have violated the federal False Claims Act and Indiana False Claims and Whistleblower Protection Act and are liable for unspecified treble damages and penalties.

        As previously disclosed, beginning in April 2012, the Company and SSH-Evansville have received various subpoenas and demands for documents relating to SSH-Evansville, including a request for information and subpoenas from the Office of Inspector General of the U.S. Department of Health and Human Services and subpoenas from the Office of Attorney General for the State of Indiana, and the Evansville (Indiana) Police Department has executed a search warrant at SSH-Evansville. The Company has produced and will continue to produce documents in response to, and intends to fully cooperate with, these governmental investigations. At this time, the Company is unable to predict the timing and outcome of this matter.

Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 6.375% Senior Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's Senior Notes
Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's Senior Notes

8. Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 6.375% Senior Notes

        The Company's 6.375% senior notes are fully and unconditionally guaranteed, except for customary limitations, on a senior basis by all of the Company's wholly-owned subsidiaries (the "Subsidiary Guarantors") which is defined as a subsidiary where the Company or a subsidiary of the Company holds all of the outstanding ownership interests. Certain of the Company's subsidiaries did not guarantee the 6.375% senior notes (the "Non-Guarantor Subsidiaries").

        The Company conducts a significant portion of its business through its subsidiaries. Presented below is condensed consolidating financial information for the Company, the Subsidiary Guarantors and the Non-Guarantor Subsidiaries at December 31, 2012 and June 30, 2013 and for the three and six months ended June 30, 2012 and 2013.

        The equity method has been used by the Company with respect to investments in subsidiaries. The equity method has been used by Subsidiary Guarantors with respect to investments in Non-Guarantor Subsidiaries. Separate financial statements for Subsidiary Guarantors are not presented.

Select Medical Corporation

Consolidating Balance Sheet

June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$5,053	$2,501	$1,214	$—		$8,768
Accounts receivable, net	—	363,430	63,761	—		427,191
Current deferred tax asset	8,844	1,701	4,305	—		14,850
Prepaid income taxes	12,219	—	—	—		12,219
Intercompany receivables	—	995,840	106,493	(1,102,333)	(a)	—
Other current assets	7,910	25,425	4,742	—		38,077

Total Current Assets	34,026	1,388,897	180,515	(1,102,333)		501,105
Property and equipment, net	15,417	424,392	58,999	—		498,808
Investment in affiliates	3,001,006	87,070	—	(3,088,076)	(b)(c)	—
Goodwill	—	1,641,796	—	—		1,641,796
Other identifiable intangibles	—	71,713	—	—		71,713
Non-current deferred tax asset	7,129	—	—	(7,129)	(d)	—
Other assets	34,220	96,805	608	—		131,633

Total Assets	$3,091,798	$3,710,673	$240,122	$(4,197,538)		$2,845,055

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$19,461	$—	$—	$—		$19,461
Current portion of long-term debt and notes payable	9,050	2,195	1,985	—		13,230
Accounts payable	6,531	68,785	11,598	—		86,914
Intercompany payables	1,102,333	—	—	(1,102,333)	(a)	—
Accrued payroll	573	75,542	174	—		76,289
Accrued vacation	4,634	47,909	7,761	—		60,304
Accrued interest	7,927	1,130	—	—		9,057
Accrued other	48,367	36,500	9,260	—		94,127
Due to third party payors	—	2,745	3,550	—		6,295

Total Current Liabilities	1,198,876	234,806	34,328	(1,102,333)		365,677
Long-term debt, net of current portion	1,085,867	367,718	64,143	—		1,517,728
Non-current deferred tax liability	—	87,637	9,168	(7,129)	(d)	89,676
Other non-current liabilities	48,756	21,688	203	—		70,647

Total Liabilities	2,333,499	711,849	107,842	(1,109,462)		2,043,728
Redeemable non-controlling interests	—	—	12,520	—		12,520
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	864,557	—	—	—		864,557
Retained earnings (accumulated deficit)	(106,258)	861,889	25,223	(887,112)	(c)	(106,258)
Subsidiary investment	—	2,136,935	64,029	(2,200,964)	(b)	—

Total Select Medical Corporation Stockholder's Equity	758,299	2,998,824	89,252	(3,088,076)		758,299
Non-controlling interests	—	—	30,508	—		30,508

Total Equity	758,299	2,998,824	119,760	(3,088,076)		788,807

Total Liabilities and Equity	$3,091,798	$3,710,673	$240,122	$(4,197,538)		$2,845,055

(a)
Elimination of intercompany.

(b)
Elimination of investments in consolidated subsidiaries.

(c)
Elimination of investments in consolidated subsidiaries' earnings.

(d)
Reclass of non-current deferred tax asset to report net non-current deferred tax liability in consolidation.

Select Medical Corporation

Consolidating Statement of Operations

For the Three Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$207	$652,745	$103,721	$—	$756,673

Costs and expenses:
Cost of services	557	537,048	88,125	—	625,730
General and administrative	17,853	74	—	—	17,927
Bad debt expense	—	7,099	1,747	—	8,846
Depreciation and amortization	975	12,522	2,410	—	15,907

Total costs and expenses	19,385	556,743	92,282	—	668,410

Income (loss) from operations	(19,178)	96,002	11,439	—	88,263
Other income and expense:
Intercompany interest and royalty fees	(361)	355	6	—	—
Intercompany management fees	62,247	(57,217)	(5,030)	—	—
Equity in earnings of unconsolidated subsidiaries	—	546	22	—	568
Loss on early retirement of debt	(17,280)	—	—	—	(17,280)
Interest expense	(15,427)	(5,447)	(1,030)	—	(21,904)

Income from operations before income taxes	10,001	34,239	5,407	—	49,647
Income tax expense	6,555	13,018	196	—	19,769
Equity in earnings of subsidiaries	24,334	3,439	—	(27,773) (a)	—

Net income	27,780	24,660	5,211	(27,773)	29,878
Less: Net income attributable to non-controlling interests	—	—	2,098	—	2,098

Net income attributable to Select Medical Corporation	$27,780	$24,660	$3,113	$(27,773)	$27,780

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Operations

For the Six Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$310	$1,296,182	$210,136	$—	$1,506,628

Costs and expenses:
Cost of services	1,110	1,073,295	176,229	—	1,250,634
General and administrative	35,219	106	—	—	35,325
Bad debt expense	—	14,922	3,245	—	18,167
Depreciation and amortization	1,945	25,025	4,739	—	31,709

Total costs and expenses	38,274	1,113,348	184,213	—	1,335,835

Income (loss) from operations	(37,964)	182,834	25,923	—	170,793
Other income and expense:
Intercompany interest and royalty fees	(755)	741	14	—	—
Intercompany management fees	81,976	(72,619)	(9,357)	—	—
Equity in earnings of unconsolidated subsidiaries	—	1,571	55	—	1,626
Loss on early retirement of debt	(17,788)	—	—	—	(17,788)
Interest expense	(30,153)	(10,769)	(2,030)	—	(42,952)

Income (loss) from operations before income taxes	(4,684)	101,758	14,605	—	111,679
Income tax expense	1,912	40,682	215	—	42,809
Equity in earnings of subsidiaries	70,984	10,121	—	(81,105) (a)	—

Net income	64,388	71,197	14,390	(81,105)	68,870
Less: Net income attributable to non-controlling interests	—	—	4,482	—	4,482

Net income attributable to Select Medical Corporation	$64,388	$71,197	$9,908	$(81,105)	$64,388

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$64,388	$71,197	$14,390	$(81,105)	(a)	$68,870
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,945	25,025	4,739	—		31,709
Provision for bad debts	—	14,922	3,245	—		18,167
Equity in earnings of unconsolidated subsidiaires	—	(1,571)	(55)	—		(1,626)
Loss on early retirement of debt	17,788	—	—	—		17,788
Loss from disposal or sale of assets	—	74	7	—		81
Non-cash stock compensation expense	3,537	—	—	—		3,537
Amortization of debt discount and issuance costs	4,499	—	—	—		4,499
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(70,984)	(10,121)	—	81,105	(a)	—
Accounts receivable	—	(70,357)	(13,475)	—		(83,832)
Other current assets	(2,310)	(5,405)	1,821	—		(5,894)
Other assets	(5,540)	5,600	84	—		144
Accounts payable	1,857	(3,460)	(1,062)	—		(2,665)
Due to third-party payors	—	4,390	827	—		5,217
Accrued expenses	(19,539)	(6,586)	1,180	—		(24,945)
Income and deferred taxes	(3,448)	—	—	—		(3,448)

Net cash provided by (used in) operating activities	(7,807)	23,708	11,701	—		27,602

Investing activities
Purchases of property and equipment	(1,071)	(23,802)	(3,089)	—		(27,962)
Investment in businesses, net of distributions	—	(28,716)	—	—		(28,716)
Acquisition of businesses, net of cash acquired	—	(171)	—	—		(171)

Net cash used in investing activities	(1,071)	(52,689)	(3,089)	—		(56,849)

Financing activities
Borrowings on revolving credit facility	455,000	—	—	—		455,000
Payments on revolving credit facility	(480,000)	—	—	—		(480,000)
Borrowings on credit facility term loans, net of discount	298,500	—	—	—		298,500
Payments on credit facility term loans	(592,615)	—	—	—		(592,615)
Issuance of 6.375% senior notes	600,000	—	—	—		600,000
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(70,000)	—	—	—		(70,000)
Borrowings of other debt	5,826	—	1,083	—		6,909
Principal payments on other debt	(4,057)	(223)	(393)	—		(4,673)
Debt issuance costs	(18,583)	—	—	—		(18,583)
Dividends paid to Holdings	(196,825)	—	—	—		(196,825)
Proceeds from bank overdrafts	1,625	—	—	—		1,625
Intercompany	(20,010)	27,971	(7,961)	—		—
Distributions to non-controlling interests	—	—	(1,467)	—		(1,467)

Net cash provided by (used in) financing activities	(21,139)	27,748	(8,738)	—		(2,129)

Net decrease in cash and cash equivalents	(30,017)	(1,233)	(126)	—		(31,376)
Cash and cash equivalents at beginning of period	35,070	3,734	1,340	—		40,144

Cash and cash equivalents at end of period	$5,053	$2,501	$1,214	$—		$8,768

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation

Consolidating Balance Sheet

December 31, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$35,070	$3,734	$1,340	$—		$40,144
Accounts receivable, net	—	308,043	53,531	(1,645	)(a)	359,929
Current deferred tax asset	12,383	1,060	4,434	—		17,877
Prepaid income taxes	3,895	—	—	—		3,895
Intercompany receivables	—	1,021,479	102,694	(1,124,173	)(b)	—
Other current assets	5,600	19,655	6,563	—		31,818

Total Current Assets	56,948	1,353,971	168,562	(1,125,818)		453,663
Property and equipment, net	16,344	425,677	59,531	—		501,552
Investment in affiliates	2,930,022	82,475	—	(3,012,497	)(c)(d)	—
Goodwill	—	1,640,534	—	—		1,640,534
Other identifiable intangibles	—	71,745	—	—		71,745
Non-current deferred tax asset	5,107	—	—	(5,107	)(e)	—
Other assets	28,680	63,447	692	—		92,819

Total Assets	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$17,836	$—	$—	$—		$17,836
Current portion of long-term debt and notes payable	8,916	1,059	1,671	—		11,646
Accounts payable	4,674	72,213	12,660	—		89,547
Intercompany payables	1,124,173	—	—	(1,124,173	)(b)	—
Accrued payroll	186	88,096	304	—		88,586
Accrued vacation	4,249	44,508	6,957	—		55,714
Accrued interest	17,955	804	—	—		18,759
Accrued other	58,650	39,876	8,754	—		107,280
Due to third party payors	—	—	2,723	(1,645	)(a)	1,078

Total Current Liabilities	1,236,639	246,556	33,069	(1,125,818)		390,446
Long-term debt, net of current portion	872,671	358,104	60,522	—		1,291,297
Non-current deferred tax liability	—	85,287	9,330	(5,107	)(e)	89,510
Other non-current liabilities	46,474	20,275	1,753	—		68,502

Total Liabilities	2,155,784	710,222	104,674	(1,130,925)		1,839,755
Redeemable non-controlling interests	—	—	10,811	—		10,811
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	859,839	—	—	—		859,839
Retained earnings	21,478	790,692	21,197	(811,889	)(d)	21,478
Subsidiary investment	—	2,136,935	63,673	(2,200,608	)(c)	—

Total Select Medical Corporation Stockholder's Equity	881,317	2,927,627	84,870	(3,012,497)		881,317
Non-controlling interests	—	—	28,430	—		28,430

Total Equity	881,317	2,927,627	113,300	(3,012,497)		909,747

Total Liabilities and Equity	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

(a)
Reclass portion of due to third party payor to accounts receivable net in consolidation.

(b)
Elimination of intercompany.

(c)
Elimination of investments in consolidated subsidiaries.

(d)
Elimination of investments in consolidated subsidiaries' earnings.

(e)
Reclass of non-current deferred tax asset to report net non-current deferred tax liability in consolidation.

Select Medical Corporation

Consolidating Statement of Operations

For the Three Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$13	$649,628	$100,552	$—	$750,193

Costs and expenses:
Cost of services	521	527,479	84,669	—	612,669
General and administrative	19,345	(791)	—	—	18,554
Bad debt expense	—	8,832	1,197	—	10,029
Depreciation and amortization	718	12,410	2,300	—	15,428

Total costs and expenses	20,584	547,930	88,166	—	656,680

Income (loss) from operations	(20,571)	101,698	12,386	—	93,513
Other income and expense:
Intercompany interest and royalty fees	(763)	754	9	—	—
Intercompany management fees	27,755	(23,159)	(4,596)	—	—
Equity in earnings of unconsolidated subsidiaries	—	2,739	13	—	2,752
Interest expense	(13,173)	(6,712)	(1,072)	—	(20,957)

Income (loss) from operations before income taxes	(6,752)	75,320	6,740	—	75,308
Income tax expense	2,211	26,377	58	—	28,646
Equity in earnings of subsidiaries	53,981	5,612	—	(59,593) (a)	—

Net income	45,018	54,555	6,682	(59,593)	46,662
Less: Net income attributable to non-controlling interests	—	—	1,644	—	1,644

Net income attributable to Select Medical Corporation	$45,018	$54,555	$5,038	$(59,593)	$45,018

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Operations

For the Six Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$97	$1,293,953	$200,164	$—	$1,494,214

Costs and expenses:
Cost of services	1,010	1,052,944	170,334	—	1,224,288
General and administrative	33,455	(677)	—	—	32,778
Bad debt expense	—	17,674	2,730	—	20,404
Depreciation and amortization	1,423	25,580	4,624	—	31,627

Total costs and expenses	35,888	1,095,521	177,688	—	1,309,097

Income (loss) from operations	(35,791)	198,432	22,476	—	185,117
Other income and expense:
Intercompany interest and royalty fees	(1,556)	1,539	17	—	—
Intercompany management fees	57,129	(48,242)	(8,887)	—	—
Equity in earnings of unconsolidated subsidiaries	—	5,194	23	—	5,217
Interest expense	(26,147)	(13,910)	(2,150)	—	(42,207)

Income (loss) from operations before income taxes	(6,365)	143,013	11,479	—	148,127
Income tax expense	1,976	54,904	276	—	57,156
Equity in earnings of subsidiaries	96,638	9,111	—	(105,749) (a)	—

Net income	88,297	97,220	11,203	(105,749)	90,971
Less: Net income attributable to non-controlling interests	—	—	2,674	—	2,674

Net income attributable to Select Medical Corporation	$88,297	$97,220	$8,529	$(105,749)	$88,297

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$88,297	$97,220	$11,203	$(105,749)	(a)	$90,971
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,423	25,580	4,624	—		31,627
Provision for bad debts	—	17,674	2,730	—		20,404
Equity in earnings of unconsolidated subsidiaries	—	(5,194)	(23)	—		(5,217)
Loss (gain) from disposal of assets	—	(3,606)	2	—		(3,604)
Non-cash stock compensation expense	2,599	—	—	—		2,599
Amortization of debt discount and issuance costs	3,325	—	—	—		3,325
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(96,638)	(9,111)	—	105,749	(a)	—
Accounts receivable	—	(15,938)	(14,582)	—		(30,520)
Other current assets	(1,314)	(983)	685	—		(1,612)
Other assets	1,348	183	144	—		1,675
Accounts payable	(674)	(3,498)	(1,314)	—		(5,486)
Due to third-party payors	—	(9,527)	11,265	—		1,738
Accrued expenses	8,717	(2,587)	210	—		6,340
Income and deferred taxes	11,809	—	—	—		11,809

Net cash provided by operating activities	18,892	90,213	14,944	—		124,049

Investing activities
Purchases of property and equipment	(1,536)	(20,684)	(5,714)	—		(27,934)
Proceeds from sale of assets	—	16,511	—	—		16,511
Investment in businesses, net of distributions	—	(10,014)	—	—		(10,014)
Acquisition of businesses, net of cash acquired	—	(206)	—	—		(206)

Net cash used in investing activities	(1,536)	(14,393)	(5,714)	—		(21,643)

Financing activities
Borrowings on revolving credit facility	340,000	—	—	—		340,000
Payments on revolving credit facility	(380,000)	—	—	—		(380,000)
Payments on credit facility term loans	(4,250)	—	—	—		(4,250)
Borrowings of other debt	5,557	—	278	—		5,835
Principal payments on other debt	(4,179)	(220)	(686)	—		(5,085)
Dividends paid to Holdings	(52,034)	—	—	—		(52,034)
Equity investment by Holdings	547	—	—	—		547
Proceeds from bank overdrafts	3,739	—	—	—		3,739
Intercompany	79,937	(72,802)	(7,135)	—		—
Distributions to non-controlling interests	—	—	(1,681)	—		(1,681)

Net cash used in financing activities	(10,683)	(73,022)	(9,224)	—		(92,929)

Net increase in cash and cash equivalents	6,673	2,798	6	—		9,477
Cash and cash equivalents at beginning of period	11,427	—	616	—		12,043

Cash and cash equivalents at end of period	$18,100	$2,798	$622	$—		$21,520

(a)
Elimination of equity in earnings of consolidated subsidiaries.

16. Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes

        The Company's 7 5/8% senior subordinated notes are fully and unconditionally guaranteed, except for customary limitations, on a senior subordinated basis by all of the Company's wholly-owned subsidiaries (the "Subsidiary Guarantors") which is defined as a subsidiary where the Company holds all ownership interests. Certain of the Company's subsidiaries did not guarantee the 7 5/8% senior subordinated notes (the "Non-Guarantor Subsidiaries").

        The Company conducts a significant portion of its business through its subsidiaries. Presented below is condensed consolidating financial information for the Company, the Subsidiary Guarantors and the Non-Guarantor Subsidiaries at December 31, 2011 and 2012 and the years ended December 31, 2010, 2011 and 2012.

        The equity method has been used by the Company with respect to investments in subsidiaries. The equity method has been used by Subsidiary Guarantors with respect to investments in Non-Guarantor Subsidiaries. Separate financial statements for Subsidiary Guarantors are not presented.

        The condensed consolidating balance sheets at December 2011 and the condensed consolidating statements of cash flows for the years ended December 31, 2011 and 2010 included in this footnote contain certain immaterial adjustments that were made to the December 31, 2011 condensed consolidating balance sheet and the condensed consolidating statements of cash flows for the years ended December 31, 2011 and 2010 relating to the presentation of intercompany transactions. On the December 31, 2011 condensed consolidating balance sheet, intercompany accounts that were previously reported as both asset and liability balances within the liability section of the balance sheet have been adjusted and presented separately as either an intercompany receivable within the current asset classification or as an intercompany payable within the current liability classification, based upon the account's attributes on each subsidiary's balance sheet. On the condensed consolidating statement of cash flows for the years ended December 31, 2011 and 2010, the changes in intercompany advances that were previously reported as a change in operating assets and liabilities in cash flow provided by (used in) operating activities has been adjusted as a financing activity. These adjustments had no impact on the total equity of the Guarantors, non-Guarantors or Parent Company. They did not alter the net increase or decrease in cash for the Guarantors, non-Guarantors or Parent Company.

        On February 20, 2013, the Company instructed U.S. Bank Trust National Association, as trustee, to deliver an irrevocable notice of redemption to the holders of all of the Company's outstanding 7 5/8% senior subordinated notes due 2015 all of which will be redeemed at 100% of the principal amount plus any accrued and unpaid interest to the redemption date on or about March 22, 2013.

Select Medical Corporation
Consolidating Balance Sheet
December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$35,070	$3,734	$1,340	$—		$40,144
Accounts receivable, net	—	308,043	53,531	(1,645)		359,929
Current deferred tax asset	12,383	1,060	4,434	—		17,877
Prepaid income taxes	3,895	—	—	—		3,895
Intercompany receivables	—	1,021,479	102,694	(1,124,173)		—
Other current assets	5,600	19,655	6,563	—		31,818

Total Current Assets	56,948	1,353,971	168,562	(1,125,818)		453,663
Property and equipment, net	16,344	425,677	59,531	—		501,552
Investment in affiliates	2,930,022	82,475	—	(3,012,497	)(a)(b)	—
Goodwill	—	1,640,534	—	—		1,640,534
Other identifiable intangibles	—	71,745	—	—		71,745
Non-current deferred tax asset	5,107	—	—	(5,107)		—
Other assets	28,680	63,447	692	—		92,819

Total Assets	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$17,836	$—	$—	$—		$17,836
Current portion of long-term debt and notes payable	8,916	1,059	1,671	—		11,646
Accounts payable	4,674	72,213	12,660	—		89,547
Intercompany payables	1,124,173	—	—	(1,124,173)		—
Accrued payroll	186	88,096	304	—		88,586
Accrued vacation	4,249	44,508	6,957	—		55,714
Accrued interest	17,955	804	—	—		18,759
Accrued other	58,650	39,876	8,754	—		107,280
Due to third party payors	—	—	2,723	(1,645)		1,078

Total Current Liabilities	1,236,639	246,556	33,069	(1,125,818)		390,446
Long-term debt, net of current portion	872,671	358,104	60,522	—		1,291,297
Non-current deferred tax liability	—	85,287	9,330	(5,107)		89,510
Other non-current liabilities	46,474	20,275	1,753	—		68,502

Total Liabilities	2,155,784	710,222	104,674	(1,130,925)		1,839,755
Redeemable non-controlling interests	—	—	10,811	—		10,811
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	859,839	—	—	—		859,839
Retained earnings	21,478	790,692	21,197	(811,889	)(b)	21,478
Subsidiary investment	—	2,136,935	63,673	(2,200,608	)(a)	—

Total Select Medical Corporation Stockholder's Equity	881,317	2,927,627	84,870	(3,012,497)		881,317
Non-controlling interests	—	—	28,430	—		28,430

Total Equity	881,317	2,927,627	113,300	(3,012,497)		909,747

Total Liabilities and Equity	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

(a)
Elimination of investments in consolidated subsidiaries.

(b)
Elimination of investments in consolidated subsidiaries' earnings.

Select Medical Corporation
Consolidating Statement of Operations
For the Year Ended December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Net operating revenues	$123	$2,549,896	$398,950	$—		$2,948,969

Costs and expenses:
Cost of services	2,139	2,099,734	341,677	—		2,443,550
General and administrative	67,402	(1,208)	—	—		66,194
Bad debt expense	—	33,595	5,460	—		39,055
Depreciation and amortization	3,267	50,734	9,310	—		63,311

Total costs and expenses	72,808	2,182,855	356,447	—		2,612,110

Income (loss) from operations	(72,685)	367,041	42,503	—		336,859
Other income and expense:
Intercompany interest and royalty fees	(2,532)	2,494	38	—		—
Intercompany management fees	120,276	(102,096)	(18,180)	—		—
Loss on early retirement of debt	(6,064)	—	—	—		(6,064)
Equity in earnings of unconsolidated subsidiaries	—	7,637	68	—		7,705
Interest expense	(54,167)	(25,348)	(4,244)	—		(83,759)

Income (loss) from operations before income taxes	(15,172)	249,728	20,185	—		254,741
Income tax expense (benefit)	(8,206)	101,795	(15)	—		93,574
Equity in earnings of subsidiaries	162,470	15,639	—	(178,109	)(a)	—

Net income	155,504	163,572	20,200	(178,109)		161,167
Less: Net income attributable to non-controlling interests	—	—	5,663	—		5,663

Net income attributable to Select Medical Corporation	$155,504	$163,572	$14,537	$(178,109)		$155,504

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$155,504	$163,572	$20,200	$(178,109	)(a)	$161,167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,267	50,734	9,310	—		63,311
Provision for bad debts	—	33,595	5,460	—		39,055
Equity in earnings of unconsolidated subsidiaires	—	(7,637)	(68)	—		(7,705)
Loss on early retirement of debt	6,064	—	—	—		6,064
Loss (gain) from disposal or sale of assets	—	(6,002)	96	—		(5,906)
Non-cash stock compensation expense	5,677	—	—	—		5,677
Amortization of debt discount and issuance costs	7,190	—	—	—		7,190
Deferred income taxes	7,909	—	—	—		7,909
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(162,470)	(15,639)	—	178,109	(a)	—
Accounts receivable	—	29,727	(14,569)	—		15,158
Other current assets	740	141	(2,488)	—		(1,607)
Other assets	2,448	3,268	161	—		5,877
Accounts payable	(2,679)	(4,040)	602	—		(6,117)
Due to third-party payors	—	(15,278)	10,830	—		(4,448)
Accrued expenses	25,350	(3,835)	2,231	—		23,746

Net cash provided by operating activities	49,000	228,606	31,765	—		309,371

Investing activities
Purchases of property and equipment	(5,150)	(49,160)	(13,875)	—		(68,185)
Proceeds from sale of assets	—	16,511	—	—		16,511
Investment in businesses, net of distributions	—	(14,689)	—	—		(14,689)
Acquisition of businesses, net of cash acquired	—	(6,043)	—	—		(6,043)

Net cash used in investing activities	(5,150)	(53,381)	(13,875)	—		(72,406)

Financing activities
Borrowings on revolving credit facility	495,000	—	—	—		495,000
Payments on revolving credit facility	(405,000)	—	—	—		(405,000)
Borrowings on 2011 credit facility term loans, net of discount	266,750	—	—	—		266,750
Payments on 2011 credit facility term loans	(9,875)	—	—	—		(9,875)
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(278,495)	—	—	—		(278,495)
Borrowings of other debt	8,003	—	278	—		8,281
Principal payments on other debt	(8,049)	(433)	(1,813)	—		(10,295)
Debt issuance costs	(6,527)	—	—	—		(6,527)
Dividends paid to Holdings	(268,479)	—	—	—		(268,479)
Equity investment by Holdings	1,817	—	—	—		1,817
Proceeds from bank overdrafts	1,227	—	—	—		1,227
Intercompany	183,421	(171,058)	(12,363)	—		—
Distributions to non-controlling interests	—	—	(3,268)	—		(3,268)

Net cash used in financing activities	(20,207)	(171,491)	(17,166)	—		(208,864)

Net increase in cash and cash equivalents	23,643	3,734	724	—		28,101
Cash and cash equivalents at beginning of period	11,427	—	616	—		12,043

Cash and cash equivalents at end of period	$35,070	$3,734	$1,340	$—		$40,144

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation
Consolidating Balance Sheet
December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$11,427	$—	$616	$—		$12,043
Accounts receivable, net	—	369,321	52,529	(8,107)		413,743
Current deferred tax asset	11,415	3,221	3,669	—		18,305
Prepaid income taxes	9,497	—	—	—		9,497
Intercompany receivables	—	880,537	98,448	(978,985)		—
Other current assets	6,340	19,407	4,075	—		29,822

Total Current Assets	38,679	1,272,486	159,337	(987,092)		483,410
Property and equipment, net	14,641	440,736	54,651	—		510,028
Investment in affiliates	2,751,776	83,772	—	(2,835,548	)(a)(b)	—
Goodwill	—	1,631,716	—	—		1,631,716
Other identifiable intangibles	—	72,123	—	—		72,123
Non-current deferred tax asset	2,509	—	—	(2,509)		—
Other assets	31,128	41,480	853	—		73,461

Total Assets	$2,838,733	$3,542,313	$214,841	$(3,825,149)		$2,770,738

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$16,609	$—	$—	$—		$16,609
Current portion of long-term debt and notes payable	8,853	390	1,605	—		10,848
Accounts payable	7,353	76,207	12,058	—		95,618
Intercompany payables	978,985	—	—	(978,985)		—
Accrued payroll	229	82,518	141	—		82,888
Accrued vacation	3,703	41,305	6,242	—		51,250
Accrued interest	11,843	137	—	—		11,980
Accrued other	47,829	56,113	7,401	—		111,343
Due to third party payors	—	13,633	—	(8,107)		5,526

Total Current Liabilities	1,075,404	270,303	27,447	(987,092)		386,062
Long-term debt, net of current portion	733,328	425,315	60,007	—		1,218,650
Non-current deferred tax liability	—	75,750	8,787	(2,509)		82,028
Other non-current liabilities	46,555	17,970	380	—		64,905

Total Liabilities	1,855,287	789,338	96,621	(989,601)		1,751,645
Redeemable non-controlling interests	—	—	8,988	—		8,988
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	848,844	—	—	—		848,844
Retained earnings	134,602	627,120	23,154	(650,274	)(b)	134,602
Subsidiary investment	—	2,125,855	59,419	(2,185,274	)(a)	—

Total Select Medical Corporation Stockholder's Equity	983,446	2,752,975	82,573	(2,835,548)		983,446
Non-controlling interests	—	—	26,659	—		26,659

Total Equity	983,446	2,752,975	109,232	(2,835,548)		1,010,105

Total Liabilities and Equity	$2,838,733	$3,542,313	$214,841	$(3,825,149)		$2,770,738

(a)
Elimination of investments in consolidated subsidiaries.

(b)
Elimination of investments in consolidated subsidiaries' earnings.

Select Medical Corporation
Consolidating Statement of Operations
For the Year Ended December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$121	$2,436,177	$368,209	$—	$2,804,507

Costs and expenses:
Cost of services	1,729	1,996,671	310,170	—	2,308,570
General and administrative	61,995	359	—	—	62,354
Bad debt expense	—	44,300	7,047	—	51,347
Depreciation and amortization	4,115	58,064	9,338	—	71,517

Total costs and expenses	67,839	2,099,394	326,555	—	2,493,788

Income (loss) from operations	(67,718)	336,783	41,654	—	310,719
Other income and expense:
Intercompany interest and royalty fees	(3,408)	3,382	26	—	—
Intercompany management fees	120,013	(102,970)	(17,043)	—	—
Loss on early retirement of debt	(20,385)	—	—	—	(20,385)
Equity in earnings of unconsolidated subsidiaries	—	2,870	53	—	2,923
Interest income	132	122	68	—	322
Interest expense	(41,817)	(34,612)	(4,803)	—	(81,232)

Income (loss) before income taxes	(13,183)	205,575	19,955	—	212,347
Income tax expense (benefit)	(12,821)	92,561	1,244	—	80,984
Equity in earnings of subsidiaries	126,809	13,406	—	(140,215) (a)	—

Net income	126,447	126,420	18,711	(140,215)	131,363
Less: Net income attributable to non-controlling interests	—	—	4,916	—	4,916

Net income attributable to Select Medical Corporation	$126,447	$126,420	$13,795	$(140,215)	$126,447

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$126,447	$126,420	$18,711	$(140,215	)(a)	$131,363
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,115	58,064	9,338	—		71,517
Provision for bad debts	—	44,300	7,047	—		51,347
Equity in earnings of unconsolidated subsidiaries	—	(2,870)	(53)	—		(2,923)
Loss on early retirement of debt	20,385	—	—	—		20,385
Loss (gain) from disposal or sale of assets	13	(5,024)	45	—		(4,966)
Non-cash stock compensation expense	3,725	—	—	—		3,725
Amortization of debt discount and issuance costs	6,700	—	—	—		6,700
Deferred income taxes	35,305	—	—	—		35,305
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(126,809)	(13,406)	—	140,215	(a)	—
Accounts receivable	—	(98,966)	(12,160)	—		(111,126)
Other current assets	(1,780)	1,165	(586)	—		(1,201)
Other assets	(12,069)	9,683	318	—		(2,068)
Accounts payable	1,326	16,247	3,056	—		20,629
Due to third-party payors	—	1,408	(1,181)	—		227
Accrued expenses	14,823	5,522	794	—		21,139

Net cash provided by operating activities	72,181	142,543	25,329	—		240,053

Investing activities
Purchases of property and equipment	(3,413)	(37,759)	(4,844)	—		(46,016)
Investment in businesses, net of distributions	—	(15,699)	—	—		(15,699)
Acquisition of businesses, net of cash acquired	—	(899)	—	—		(899)
Proceeds from sale of assets	—	7,879	—	—		7,879

Net cash used in investing activities	(3,413)	(46,478)	(4,844)	—		(54,735)

Financing activities
Borrowings on revolving credit facility	735,000	—	—	—		735,000
Payments on revolving credit facility	(720,000)	—	—	—		(720,000)
Borrowings on 2011 credit facility term loans, net of discount	841,500	—	—	—		841,500
Payments on 2011 credit facility term loans	(4,250)	—	—	—		(4,250)
Payments on 2005 credit facility term loans, net of call premium	(484,633)	—	—	—		(484,633)
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(273,941)	—	—	—		(273,941)
Borrowings of other debt	6,100	955	—	—		7,055
Principal payments on other debt	(5,662)	(755)	(1,082)	—		(7,499)
Debt issuance costs	(18,556)	—	—	—		(18,556)
Repayments of bank overdrafts	(2,183)	—	—	—		(2,183)
Equity investment by Holdings	208	—	—	—		208
Dividends paid to Holdings	(245,729)	—	—	—		(245,729)
Intercompany	114,656	(99,832)	(14,824)	—		—
Distributions to non-controlling interests	—	—	(4,612)	—		(4,612)

Net cash used in financing activities	(57,490)	(99,632)	(20,518)	—		(177,640)

Net increase (decrease) in cash and cash equivalents	11,278	(3,567)	(33)	—		7,678
Cash and cash equivalents at beginning of period	149	3,567	649	—		4,365

Cash and cash equivalents at end of period	$11,427	$—	$616	$—		$12,043

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation
Consolidating Statement of Operations and Comprehensive Income
For the Year Ended December 31, 2010

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$107	$2,060,001	$330,182	$—	$2,390,290

Costs and expenses:
Cost of services	1,473	1,703,096	277,610	—	1,982,179
General and administrative	53,035	9,086	—	—	62,121
Bad debt expense	—	34,267	6,880	—	41,147
Depreciation and amortization	2,837	57,267	8,602	—	68,706

Total costs and expenses	57,345	1,803,716	293,092	—	2,154,153

Income (loss) from operations	(57,238)	256,285	37,090	—	236,137
Other income and expense:
Intercompany interest and royalty fees	(4,057)	4,026	31	—	—
Intercompany management fees	101,878	(86,451)	(15,427)	—	—
Equity in losses of unconsolidated subsidiaries	—	(440)	—	—	(440)
Other income	632	—	—	—	632
Interest expense	(44,921)	(34,965)	(4,586)	—	(84,472)

Income (loss) before income taxes	(3,706)	138,455	17,108	—	151,857
Income tax expense (benefit)	(7,097)	56,271	2,206	—	51,380
Equity in earnings of subsidiaries	92,366	10,647	—	(103,013) (a)	—

Net income	95,757	92,831	14,902	(103,013)	100,477
Less: Net income attributable to non-controlling interests	—	—	4,720	—	4,720

Net income attributable to Select Medical Corporation	95,757	92,831	10,182	(103,013)	95,757
Other comprehensive income:
Unrealized gain on interest rate swap, net of tax	8,914	—	—	—	8,914

Comprehensive income attributable to Select Medical Corporation	$104,671	$92,831	$10,182	$(103,013)	$104,671

(a)
Elimination of equity in net income from consolidated subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$95,757	$92,831	$14,902	$(103,013	)(a)	$100,477
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,837	57,267	8,602	—		68,706
Provision for bad debts	—	34,267	6,880	—		41,147
Equity in losses of unconsolidated subsidiaries	—	440	—	—		440
Loss from disposal of assets	4	329	151	—		484
Non-cash gain from interest rate swaps	(632)	—	—	—		(632)
Non-cash stock compensation expense	2,236	—	—	—		2,236
Amortization of debt discount and issuance costs	6,599	—	—	—		6,599
Deferred income taxes	9,450	—	—	—		9,450
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(92,366)	(10,647)	—	103,013	(a)	—
Accounts receivable	—	(42,549)	(21,780)	—		(64,329)
Other current assets	826	(1,008)	1,777	—		1,595
Other assets	(6,492)	(1,472)	1,193	—		(6,771)
Accounts payable	2,798	(9,971)	12	—		(7,161)
Due to third-party payors	—	(4,390)	2,488	—		(1,902)
Accrued expenses	(25,160)	42,387	2,498	—		19,725

Net cash provided by (used in) operating activities	(4,143)	157,484	16,723	—		170,064

Investing activities
Purchases of property and equipment	(3,078)	(33,186)	(15,497)	—		(51,761)
Proceeds from sale of assets	—	565	—	—		565
Acquisition of businesses, net of cash acquired	—	(165,802)	—	—		(165,802)

Net cash used in investing activities	(3,078)	(198,423)	(15,497)	—		(216,998)

Financing activities
Equity investment by Holdings	241	—	—	—		241
Borrowings on revolving credit facility	227,000	—	—	—		227,000
Payments on revolving credit facility	(202,000)	—	—	—		(202,000)
Payments on credit facility term loan	(1,223)	—	—	—		(1,223)
Borrowings of other debt	5,564	—	783	—		6,347
Principal payments on other debt	(5,589)	(946)	(901)	—		(7,436)
Dividends paid to Holdings	(69,671)	—	—	—		(69,671)
Proceeds from bank overdrafts	18,792	—	—	—		18,792
Intercompany	(46,684)	43,154	3,530	—		—
Distributions to non-controlling interests	—	—	(4,431)	—		(4,431)

Net cash provided by (used in) financing activities	(73,570)	42,208	(1,019)	—		(32,381)

Net increase (decrease) in cash and cash equivalents	(80,791)	1,269	207	—		(79,315)
Cash and cash equivalents at beginning of period	80,940	2,298	442	—		83,680

Cash and cash equivalents at end of period	$149	$3,567	$649	$—		$4,365

(a)
Elimination of equity in earnings of subsidiaries.

Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies
Use of Estimates

Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Use of Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets
Schedule of gross carrying amounts of the Company's indefinite-lived intangible assets

	December 31, 2012	June 30, 2013
	(in thousands)
Goodwill	$1,640,534	$1,641,796
Trademarks	57,709	57,709
Certificates of need	11,914	11,921
Accreditations	2,122	2,083

Total	$1,712,279	$1,713,509

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets
Non-compete agreements	$25,909	$(25,569)
Indefinite-lived intangible assets
Goodwill	$1,631,716
Trademarks	57,709
Certificates of need	11,914
Accreditations	2,160

Total	$1,703,499

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets
Non-compete agreements	$25,909	$(25,909)
Indefinite-lived intangible assets
Goodwill	$1,640,534
Trademarks	57,709
Certificates of need	11,914
Accreditations	2,122

Total	$1,712,279

Schedule of changes in the carrying amount of goodwill for the company's reportable segments

	Specialty Hospitals	Outpatient Rehabilitation	Total
	(in thousands)
Balance as of December 31, 2012	$1,333,220	$307,314	$1,640,534
Goodwill acquired during the period	1,395	—	1,395
Purchase price adjustment	—	(133)	(133)

Balance as of June 30, 2013	$1,334,615	$307,181	$1,641,796

	Specialty Hospitals	Outpatient Rehabilitation	Total
	(In thousands)
Balance as of January 1, 2011	$1,330,609	$300,643	$1,631,252
Goodwill revision(1)	7,114	—	7,114
Goodwill acquired during year(2)	(1,420)	3,875	2,455
Goodwill allocated to dispositions during the year	(2,750)	(6,355)	(9,105)

Balance as of December 31, 2011	$1,333,553	$298,163	$1,631,716
Goodwill acquired during year	—	9,151	9,151
Other	(333)	—	(333)

Balance as of December 31, 2012	$1,333,220	$307,314	$1,640,534

(1)
During 2011, the Company made a revision to the Regency purchase price allocation resulting from the finalization of the intangible asset valuations.

(2)
During 2011, the Company completed the post-closing settlement of net working capital with the seller of Regency for $3.9 million in cash received.

Indebtedness (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt and Notes Payable
Schedule of components of long-term debt and notes payable

	December 31, 2012	June 30, 2013
	(in thousands)
7 5/8% senior subordinated notes	$70,000	$—
6.375% senior notes	—	600,000
Senior secured credit facilities:
Revolving loan	130,000	105,000
Term loans(1)	1,096,641	811,060
Other	6,302	14,898

Total debt	1,302,943	1,530,958
Less: current maturities	11,646	13,230

Total long-term debt	$1,291,297	$1,517,728

(1)
Presented net of unamortized discounts of $14.2 million and $7.2 million at December 31, 2012 and June 30, 2013, respectively.

	December 31,
	2011	2012
	(In thousands)
7 5/8% senior subordinated notes	$345,000	$70,000
Senior secured credit facilities:
Revolving loan	40,000	130,000
Term loans(1)	837,974	1,096,641
Other	6,524	6,302

Total debt	1,229,498	1,302,943
Less: current maturities	10,848	11,646

Total long-term debt	$1,218,650	$1,291,297

(1)
Presented net of unamortized discount of $7.8 million and $14.2 million at December 31, 2011 and 2012, respectively.

Schedule of maturities of the Company's long-term debt

Maturities of the Company's long-term debt for the period from July 1, 2013 through December 31, 2013 and the years after 2013 are approximately as follows and are presented net of the discounts on the senior secured credit facility term loans (in thousands):

July 1, 2013 - December 31, 2013	$8,252
2014	9,742
2015	10,536
2016	296,134
2017	4,075
2018 and beyond	1,202,219
Maturities of the Company's long-term debt for the years after 2012 are approximately as follows (in thousands):

2013	$11,646
2014	9,530
2015	79,440
2016	138,684
2017	8,701
2018 and beyond	1,054,942

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information
Schedule of selected financial data for the Company's reportable segments

	Three Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$557,130	$193,050	$13	$750,193
Adjusted EBITDA	102,166	25,837	(17,724)	110,279
Total assets	2,184,743	437,591	156,080	2,778,414
Capital expenditures	12,631	2,922	630	16,183

	Three Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$559,386	$197,080	$207	$756,673
Adjusted EBITDA	96,393	26,054	(16,489)	105,958
Total assets	2,229,458	445,411	170,186	2,845,055
Capital expenditures	10,203	2,999	761	13,963

	Six Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$1,110,168	$383,949	$97	$1,494,214
Adjusted EBITDA	202,120	48,315	(31,092)	219,343
Total assets	2,184,743	437,591	156,080	2,778,414
Capital expenditures	19,682	6,713	1,539	27,934

	Six Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Net operating revenues	$1,117,137	$389,181	$310	$1,506,628
Adjusted EBITDA	189,740	48,887	(32,588)	206,039
Total assets	2,229,458	445,411	170,186	2,845,055
Capital expenditures	21,100	5,844	1,018	27,962

	Year Ended December 31, 2010
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$1,702,165	$688,017	$108	$2,390,290
Adjusted EBITDA	284,558	83,772	(61,251)	307,079
Total assets(1)	2,162,726	481,828	75,018	2,719,572
Capital expenditures	39,237	9,449	3,075	51,761

	Year Ended December 31, 2011
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$2,095,519	$708,867	$121	$2,804,507
Adjusted EBITDA	362,334	83,864	(60,237)	385,961
Total assets(1)	2,187,767	429,503	153,468	2,770,738
Capital expenditures	30,464	12,135	3,417	46,016

	Year Ended December 31, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(In thousands)
Net operating revenues	$2,197,529	$751,317	$123	$2,948,969
Adjusted EBITDA	381,354	87,024	(62,531)	405,847
Total assets(1)	2,143,906	434,834	181,573	2,760,313
Capital expenditures	50,005	13,209	4,971	68,185
(1)
The specialty hospital segment includes $11.3 million, $2.7 million and $2.7 million in real estate assets held for sale on December 31, 2010, 2011 and 2012, respectively.

Schedule of reconciliation of Adjusted EBITDA to income before income taxes

	Three Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$102,166	$25,837	$(17,724)
Depreciation and amortization	(11,479)	(3,232)	(717)
Stock compensation expense	—	—	(1,338)

Income (loss) from operations	$90,687	$22,605	$(19,779)	$93,513
Equity in earnings of unconsolidated subsidiaries				2,752
Interest expense				(20,957)

Income before income taxes				$75,308

	Three Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$96,393	$26,054	$(16,489)
Depreciation and amortization	(11,932)	(3,001)	(974)
Stock compensation expense	—	—	(1,788)

Income (loss) from operations	$84,461	$23,053	$(19,251)	$88,263
Equity in earnings of unconsolidated subsidiaries				568
Loss on early retirement of debt				(17,280)
Interest expense				(21,904)

Income before income taxes				$49,647

	Six Months Ended June 30, 2012
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$202,120	$48,315	$(31,092)
Depreciation and amortization	(23,322)	(6,882)	(1,423)
Stock compensation expense	—	—	(2,599)

Income (loss) from operations	$178,798	$41,433	$(35,114)	$185,117
Equity in earnings of unconsolidated subsidiaries				5,217
Interest expense				(42,207)

Income before income taxes				$148,127

	Six Months Ended June 30, 2013
	Specialty Hospitals	Outpatient Rehabilitation	Other	Total
	(in thousands)
Adjusted EBITDA	$189,740	$48,887	$(32,588)
Depreciation and amortization	(23,794)	(5,970)	(1,945)
Stock compensation expense	—	—	(3,537)

Income (loss) from operations	$165,946	$42,917	$(38,070)	$170,793
Equity in earnings of unconsolidated subsidiaries				1,626
Loss on early retirement of debt				(17,788)
Interest expense				(42,952)

Income before income taxes				$111,679

	Year Ended December 31, 2010
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$284,558	$83,772	$(61,251)
Depreciation and amortization	(45,116)	(20,444)	(3,146)
Stock compensation expense	—	—	(2,236)

Income (loss) from operations	$239,442	$63,328	$(66,633)	$236,137
Equity in losses of unconsolidated subsidiaries				(440)
Other income				632
Interest expense, net				(84,472)

Income before income taxes				$151,857

	Year Ended December 31, 2011
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$362,334	$83,864	$(60,237)
Depreciation and amortization	(50,629)	(16,487)	(4,401)
Stock compensation expense	—	—	(3,725)

Income (loss) from operations	$311,705	$67,377	$(68,363)	$310,719
Loss on early retirement of debt				(20,385)
Equity in earnings of unconsolidated subsidiaries				2,923
Interest expense, net				(80,910)

Income before income taxes				$212,347

	Year Ended December 31, 2012
	(In thousands)
	Specialty Hospitals	Outpatient Rehabilitation	Other
Adjusted EBITDA	$381,354	$87,024	$(62,531)
Depreciation and amortization	(46,836)	(13,208)	(3,267)
Stock compensation expense	—	—	(5,677)

Income (loss) from operations	$334,518	$73,816	$(71,475)	$336,859
Loss on early retirement of debt				(6,064)
Equity in earnings of unconsolidated subsidiaries				7,705
Interest expense, net				(83,759)

Income before income taxes				$254,741

Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 6.375% Senior Notes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's Senior Notes
Schedule of Consolidating Balance Sheet

Select Medical Corporation

Consolidating Balance Sheet

June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$5,053	$2,501	$1,214	$—		$8,768
Accounts receivable, net	—	363,430	63,761	—		427,191
Current deferred tax asset	8,844	1,701	4,305	—		14,850
Prepaid income taxes	12,219	—	—	—		12,219
Intercompany receivables	—	995,840	106,493	(1,102,333)	(a)	—
Other current assets	7,910	25,425	4,742	—		38,077

Total Current Assets	34,026	1,388,897	180,515	(1,102,333)		501,105
Property and equipment, net	15,417	424,392	58,999	—		498,808
Investment in affiliates	3,001,006	87,070	—	(3,088,076)	(b)(c)	—
Goodwill	—	1,641,796	—	—		1,641,796
Other identifiable intangibles	—	71,713	—	—		71,713
Non-current deferred tax asset	7,129	—	—	(7,129)	(d)	—
Other assets	34,220	96,805	608	—		131,633

Total Assets	$3,091,798	$3,710,673	$240,122	$(4,197,538)		$2,845,055

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$19,461	$—	$—	$—		$19,461
Current portion of long-term debt and notes payable	9,050	2,195	1,985	—		13,230
Accounts payable	6,531	68,785	11,598	—		86,914
Intercompany payables	1,102,333	—	—	(1,102,333)	(a)	—
Accrued payroll	573	75,542	174	—		76,289
Accrued vacation	4,634	47,909	7,761	—		60,304
Accrued interest	7,927	1,130	—	—		9,057
Accrued other	48,367	36,500	9,260	—		94,127
Due to third party payors	—	2,745	3,550	—		6,295

Total Current Liabilities	1,198,876	234,806	34,328	(1,102,333)		365,677
Long-term debt, net of current portion	1,085,867	367,718	64,143	—		1,517,728
Non-current deferred tax liability	—	87,637	9,168	(7,129)	(d)	89,676
Other non-current liabilities	48,756	21,688	203	—		70,647

Total Liabilities	2,333,499	711,849	107,842	(1,109,462)		2,043,728
Redeemable non-controlling interests	—	—	12,520	—		12,520
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	864,557	—	—	—		864,557
Retained earnings (accumulated deficit)	(106,258)	861,889	25,223	(887,112)	(c)	(106,258)
Subsidiary investment	—	2,136,935	64,029	(2,200,964)	(b)	—

Total Select Medical Corporation Stockholder's Equity	758,299	2,998,824	89,252	(3,088,076)		758,299
Non-controlling interests	—	—	30,508	—		30,508

Total Equity	758,299	2,998,824	119,760	(3,088,076)		788,807

Total Liabilities and Equity	$3,091,798	$3,710,673	$240,122	$(4,197,538)		$2,845,055

(a)
Elimination of intercompany.

(b)
Elimination of investments in consolidated subsidiaries.

(c)
Elimination of investments in consolidated subsidiaries' earnings.

(d)
Reclass of non-current deferred tax asset to report net non-current deferred tax liability in consolidation.

Select Medical Corporation

Consolidating Balance Sheet

December 31, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$35,070	$3,734	$1,340	$—		$40,144
Accounts receivable, net	—	308,043	53,531	(1,645	)(a)	359,929
Current deferred tax asset	12,383	1,060	4,434	—		17,877
Prepaid income taxes	3,895	—	—	—		3,895
Intercompany receivables	—	1,021,479	102,694	(1,124,173	)(b)	—
Other current assets	5,600	19,655	6,563	—		31,818

Total Current Assets	56,948	1,353,971	168,562	(1,125,818)		453,663
Property and equipment, net	16,344	425,677	59,531	—		501,552
Investment in affiliates	2,930,022	82,475	—	(3,012,497	)(c)(d)	—
Goodwill	—	1,640,534	—	—		1,640,534
Other identifiable intangibles	—	71,745	—	—		71,745
Non-current deferred tax asset	5,107	—	—	(5,107	)(e)	—
Other assets	28,680	63,447	692	—		92,819

Total Assets	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$17,836	$—	$—	$—		$17,836
Current portion of long-term debt and notes payable	8,916	1,059	1,671	—		11,646
Accounts payable	4,674	72,213	12,660	—		89,547
Intercompany payables	1,124,173	—	—	(1,124,173	)(b)	—
Accrued payroll	186	88,096	304	—		88,586
Accrued vacation	4,249	44,508	6,957	—		55,714
Accrued interest	17,955	804	—	—		18,759
Accrued other	58,650	39,876	8,754	—		107,280
Due to third party payors	—	—	2,723	(1,645	)(a)	1,078

Total Current Liabilities	1,236,639	246,556	33,069	(1,125,818)		390,446
Long-term debt, net of current portion	872,671	358,104	60,522	—		1,291,297
Non-current deferred tax liability	—	85,287	9,330	(5,107	)(e)	89,510
Other non-current liabilities	46,474	20,275	1,753	—		68,502

Total Liabilities	2,155,784	710,222	104,674	(1,130,925)		1,839,755
Redeemable non-controlling interests	—	—	10,811	—		10,811
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	859,839	—	—	—		859,839
Retained earnings	21,478	790,692	21,197	(811,889	)(d)	21,478
Subsidiary investment	—	2,136,935	63,673	(2,200,608	)(c)	—

Total Select Medical Corporation Stockholder's Equity	881,317	2,927,627	84,870	(3,012,497)		881,317
Non-controlling interests	—	—	28,430	—		28,430

Total Equity	881,317	2,927,627	113,300	(3,012,497)		909,747

Total Liabilities and Equity	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

(a)
Reclass portion of due to third party payor to accounts receivable net in consolidation.

(b)
Elimination of intercompany.

(c)
Elimination of investments in consolidated subsidiaries.

(d)
Elimination of investments in consolidated subsidiaries' earnings.

(e)
Reclass of non-current deferred tax asset to report net non-current deferred tax liability in consolidation.

Select Medical Corporation
Consolidating Balance Sheet
December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$35,070	$3,734	$1,340	$—		$40,144
Accounts receivable, net	—	308,043	53,531	(1,645)		359,929
Current deferred tax asset	12,383	1,060	4,434	—		17,877
Prepaid income taxes	3,895	—	—	—		3,895
Intercompany receivables	—	1,021,479	102,694	(1,124,173)		—
Other current assets	5,600	19,655	6,563	—		31,818

Total Current Assets	56,948	1,353,971	168,562	(1,125,818)		453,663
Property and equipment, net	16,344	425,677	59,531	—		501,552
Investment in affiliates	2,930,022	82,475	—	(3,012,497	)(a)(b)	—
Goodwill	—	1,640,534	—	—		1,640,534
Other identifiable intangibles	—	71,745	—	—		71,745
Non-current deferred tax asset	5,107	—	—	(5,107)		—
Other assets	28,680	63,447	692	—		92,819

Total Assets	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$17,836	$—	$—	$—		$17,836
Current portion of long-term debt and notes payable	8,916	1,059	1,671	—		11,646
Accounts payable	4,674	72,213	12,660	—		89,547
Intercompany payables	1,124,173	—	—	(1,124,173)		—
Accrued payroll	186	88,096	304	—		88,586
Accrued vacation	4,249	44,508	6,957	—		55,714
Accrued interest	17,955	804	—	—		18,759
Accrued other	58,650	39,876	8,754	—		107,280
Due to third party payors	—	—	2,723	(1,645)		1,078

Total Current Liabilities	1,236,639	246,556	33,069	(1,125,818)		390,446
Long-term debt, net of current portion	872,671	358,104	60,522	—		1,291,297
Non-current deferred tax liability	—	85,287	9,330	(5,107)		89,510
Other non-current liabilities	46,474	20,275	1,753	—		68,502

Total Liabilities	2,155,784	710,222	104,674	(1,130,925)		1,839,755
Redeemable non-controlling interests	—	—	10,811	—		10,811
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	859,839	—	—	—		859,839
Retained earnings	21,478	790,692	21,197	(811,889	)(b)	21,478
Subsidiary investment	—	2,136,935	63,673	(2,200,608	)(a)	—

Total Select Medical Corporation Stockholder's Equity	881,317	2,927,627	84,870	(3,012,497)		881,317
Non-controlling interests	—	—	28,430	—		28,430

Total Equity	881,317	2,927,627	113,300	(3,012,497)		909,747

Total Liabilities and Equity	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

(a)
Elimination of investments in consolidated subsidiaries.

(b)
Elimination of investments in consolidated subsidiaries' earnings.

Select Medical Corporation
Consolidating Balance Sheet
December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$11,427	$—	$616	$—		$12,043
Accounts receivable, net	—	369,321	52,529	(8,107)		413,743
Current deferred tax asset	11,415	3,221	3,669	—		18,305
Prepaid income taxes	9,497	—	—	—		9,497
Intercompany receivables	—	880,537	98,448	(978,985)		—
Other current assets	6,340	19,407	4,075	—		29,822

Total Current Assets	38,679	1,272,486	159,337	(987,092)		483,410
Property and equipment, net	14,641	440,736	54,651	—		510,028
Investment in affiliates	2,751,776	83,772	—	(2,835,548	)(a)(b)	—
Goodwill	—	1,631,716	—	—		1,631,716
Other identifiable intangibles	—	72,123	—	—		72,123
Non-current deferred tax asset	2,509	—	—	(2,509)		—
Other assets	31,128	41,480	853	—		73,461

Total Assets	$2,838,733	$3,542,313	$214,841	$(3,825,149)		$2,770,738

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$16,609	$—	$—	$—		$16,609
Current portion of long-term debt and notes payable	8,853	390	1,605	—		10,848
Accounts payable	7,353	76,207	12,058	—		95,618
Intercompany payables	978,985	—	—	(978,985)		—
Accrued payroll	229	82,518	141	—		82,888
Accrued vacation	3,703	41,305	6,242	—		51,250
Accrued interest	11,843	137	—	—		11,980
Accrued other	47,829	56,113	7,401	—		111,343
Due to third party payors	—	13,633	—	(8,107)		5,526

Total Current Liabilities	1,075,404	270,303	27,447	(987,092)		386,062
Long-term debt, net of current portion	733,328	425,315	60,007	—		1,218,650
Non-current deferred tax liability	—	75,750	8,787	(2,509)		82,028
Other non-current liabilities	46,555	17,970	380	—		64,905

Total Liabilities	1,855,287	789,338	96,621	(989,601)		1,751,645
Redeemable non-controlling interests	—	—	8,988	—		8,988
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	848,844	—	—	—		848,844
Retained earnings	134,602	627,120	23,154	(650,274	)(b)	134,602
Subsidiary investment	—	2,125,855	59,419	(2,185,274	)(a)	—

Total Select Medical Corporation Stockholder's Equity	983,446	2,752,975	82,573	(2,835,548)		983,446
Non-controlling interests	—	—	26,659	—		26,659

Total Equity	983,446	2,752,975	109,232	(2,835,548)		1,010,105

Total Liabilities and Equity	$2,838,733	$3,542,313	$214,841	$(3,825,149)		$2,770,738

(a)
Elimination of investments in consolidated subsidiaries.

(b)
Elimination of investments in consolidated subsidiaries' earnings.

Schedule of Consolidating Statement of Operations

Select Medical Corporation

Consolidating Statement of Operations

For the Three Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$207	$652,745	$103,721	$—	$756,673

Costs and expenses:
Cost of services	557	537,048	88,125	—	625,730
General and administrative	17,853	74	—	—	17,927
Bad debt expense	—	7,099	1,747	—	8,846
Depreciation and amortization	975	12,522	2,410	—	15,907

Total costs and expenses	19,385	556,743	92,282	—	668,410

Income (loss) from operations	(19,178)	96,002	11,439	—	88,263
Other income and expense:
Intercompany interest and royalty fees	(361)	355	6	—	—
Intercompany management fees	62,247	(57,217)	(5,030)	—	—
Equity in earnings of unconsolidated subsidiaries	—	546	22	—	568
Loss on early retirement of debt	(17,280)	—	—	—	(17,280)
Interest expense	(15,427)	(5,447)	(1,030)	—	(21,904)

Income from operations before income taxes	10,001	34,239	5,407	—	49,647
Income tax expense	6,555	13,018	196	—	19,769
Equity in earnings of subsidiaries	24,334	3,439	—	(27,773) (a)	—

Net income	27,780	24,660	5,211	(27,773)	29,878
Less: Net income attributable to non-controlling interests	—	—	2,098	—	2,098

Net income attributable to Select Medical Corporation	$27,780	$24,660	$3,113	$(27,773)	$27,780

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Operations

For the Six Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$310	$1,296,182	$210,136	$—	$1,506,628

Costs and expenses:
Cost of services	1,110	1,073,295	176,229	—	1,250,634
General and administrative	35,219	106	—	—	35,325
Bad debt expense	—	14,922	3,245	—	18,167
Depreciation and amortization	1,945	25,025	4,739	—	31,709

Total costs and expenses	38,274	1,113,348	184,213	—	1,335,835

Income (loss) from operations	(37,964)	182,834	25,923	—	170,793
Other income and expense:
Intercompany interest and royalty fees	(755)	741	14	—	—
Intercompany management fees	81,976	(72,619)	(9,357)	—	—
Equity in earnings of unconsolidated subsidiaries	—	1,571	55	—	1,626
Loss on early retirement of debt	(17,788)	—	—	—	(17,788)
Interest expense	(30,153)	(10,769)	(2,030)	—	(42,952)

Income (loss) from operations before income taxes	(4,684)	101,758	14,605	—	111,679
Income tax expense	1,912	40,682	215	—	42,809
Equity in earnings of subsidiaries	70,984	10,121	—	(81,105) (a)	—

Net income	64,388	71,197	14,390	(81,105)	68,870
Less: Net income attributable to non-controlling interests	—	—	4,482	—	4,482

Net income attributable to Select Medical Corporation	$64,388	$71,197	$9,908	$(81,105)	$64,388

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Operations

For the Three Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$13	$649,628	$100,552	$—	$750,193

Costs and expenses:
Cost of services	521	527,479	84,669	—	612,669
General and administrative	19,345	(791)	—	—	18,554
Bad debt expense	—	8,832	1,197	—	10,029
Depreciation and amortization	718	12,410	2,300	—	15,428

Total costs and expenses	20,584	547,930	88,166	—	656,680

Income (loss) from operations	(20,571)	101,698	12,386	—	93,513
Other income and expense:
Intercompany interest and royalty fees	(763)	754	9	—	—
Intercompany management fees	27,755	(23,159)	(4,596)	—	—
Equity in earnings of unconsolidated subsidiaries	—	2,739	13	—	2,752
Interest expense	(13,173)	(6,712)	(1,072)	—	(20,957)

Income (loss) from operations before income taxes	(6,752)	75,320	6,740	—	75,308
Income tax expense	2,211	26,377	58	—	28,646
Equity in earnings of subsidiaries	53,981	5,612	—	(59,593) (a)	—

Net income	45,018	54,555	6,682	(59,593)	46,662
Less: Net income attributable to non-controlling interests	—	—	1,644	—	1,644

Net income attributable to Select Medical Corporation	$45,018	$54,555	$5,038	$(59,593)	$45,018

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Operations

For the Six Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$97	$1,293,953	$200,164	$—	$1,494,214

Costs and expenses:
Cost of services	1,010	1,052,944	170,334	—	1,224,288
General and administrative	33,455	(677)	—	—	32,778
Bad debt expense	—	17,674	2,730	—	20,404
Depreciation and amortization	1,423	25,580	4,624	—	31,627

Total costs and expenses	35,888	1,095,521	177,688	—	1,309,097

Income (loss) from operations	(35,791)	198,432	22,476	—	185,117
Other income and expense:
Intercompany interest and royalty fees	(1,556)	1,539	17	—	—
Intercompany management fees	57,129	(48,242)	(8,887)	—	—
Equity in earnings of unconsolidated subsidiaries	—	5,194	23	—	5,217
Interest expense	(26,147)	(13,910)	(2,150)	—	(42,207)

Income (loss) from operations before income taxes	(6,365)	143,013	11,479	—	148,127
Income tax expense	1,976	54,904	276	—	57,156
Equity in earnings of subsidiaries	96,638	9,111	—	(105,749) (a)	—

Net income	88,297	97,220	11,203	(105,749)	90,971
Less: Net income attributable to non-controlling interests	—	—	2,674	—	2,674

Net income attributable to Select Medical Corporation	$88,297	$97,220	$8,529	$(105,749)	$88,297

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation
Consolidating Statement of Operations
For the Year Ended December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Net operating revenues	$123	$2,549,896	$398,950	$—		$2,948,969

Costs and expenses:
Cost of services	2,139	2,099,734	341,677	—		2,443,550
General and administrative	67,402	(1,208)	—	—		66,194
Bad debt expense	—	33,595	5,460	—		39,055
Depreciation and amortization	3,267	50,734	9,310	—		63,311

Total costs and expenses	72,808	2,182,855	356,447	—		2,612,110

Income (loss) from operations	(72,685)	367,041	42,503	—		336,859
Other income and expense:
Intercompany interest and royalty fees	(2,532)	2,494	38	—		—
Intercompany management fees	120,276	(102,096)	(18,180)	—		—
Loss on early retirement of debt	(6,064)	—	—	—		(6,064)
Equity in earnings of unconsolidated subsidiaries	—	7,637	68	—		7,705
Interest expense	(54,167)	(25,348)	(4,244)	—		(83,759)

Income (loss) from operations before income taxes	(15,172)	249,728	20,185	—		254,741
Income tax expense (benefit)	(8,206)	101,795	(15)	—		93,574
Equity in earnings of subsidiaries	162,470	15,639	—	(178,109	)(a)	—

Net income	155,504	163,572	20,200	(178,109)		161,167
Less: Net income attributable to non-controlling interests	—	—	5,663	—		5,663

Net income attributable to Select Medical Corporation	$155,504	$163,572	$14,537	$(178,109)		$155,504

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation
Consolidating Statement of Operations
For the Year Ended December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$121	$2,436,177	$368,209	$—	$2,804,507

Costs and expenses:
Cost of services	1,729	1,996,671	310,170	—	2,308,570
General and administrative	61,995	359	—	—	62,354
Bad debt expense	—	44,300	7,047	—	51,347
Depreciation and amortization	4,115	58,064	9,338	—	71,517

Total costs and expenses	67,839	2,099,394	326,555	—	2,493,788

Income (loss) from operations	(67,718)	336,783	41,654	—	310,719
Other income and expense:
Intercompany interest and royalty fees	(3,408)	3,382	26	—	—
Intercompany management fees	120,013	(102,970)	(17,043)	—	—
Loss on early retirement of debt	(20,385)	—	—	—	(20,385)
Equity in earnings of unconsolidated subsidiaries	—	2,870	53	—	2,923
Interest income	132	122	68	—	322
Interest expense	(41,817)	(34,612)	(4,803)	—	(81,232)

Income (loss) before income taxes	(13,183)	205,575	19,955	—	212,347
Income tax expense (benefit)	(12,821)	92,561	1,244	—	80,984
Equity in earnings of subsidiaries	126,809	13,406	—	(140,215) (a)	—

Net income	126,447	126,420	18,711	(140,215)	131,363
Less: Net income attributable to non-controlling interests	—	—	4,916	—	4,916

Net income attributable to Select Medical Corporation	$126,447	$126,420	$13,795	$(140,215)	$126,447

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation
Consolidating Statement of Operations and Comprehensive Income
For the Year Ended December 31, 2010

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$107	$2,060,001	$330,182	$—	$2,390,290

Costs and expenses:
Cost of services	1,473	1,703,096	277,610	—	1,982,179
General and administrative	53,035	9,086	—	—	62,121
Bad debt expense	—	34,267	6,880	—	41,147
Depreciation and amortization	2,837	57,267	8,602	—	68,706

Total costs and expenses	57,345	1,803,716	293,092	—	2,154,153

Income (loss) from operations	(57,238)	256,285	37,090	—	236,137
Other income and expense:
Intercompany interest and royalty fees	(4,057)	4,026	31	—	—
Intercompany management fees	101,878	(86,451)	(15,427)	—	—
Equity in losses of unconsolidated subsidiaries	—	(440)	—	—	(440)
Other income	632	—	—	—	632
Interest expense	(44,921)	(34,965)	(4,586)	—	(84,472)

Income (loss) before income taxes	(3,706)	138,455	17,108	—	151,857
Income tax expense (benefit)	(7,097)	56,271	2,206	—	51,380
Equity in earnings of subsidiaries	92,366	10,647	—	(103,013) (a)	—

Net income	95,757	92,831	14,902	(103,013)	100,477
Less: Net income attributable to non-controlling interests	—	—	4,720	—	4,720

Net income attributable to Select Medical Corporation	95,757	92,831	10,182	(103,013)	95,757
Other comprehensive income:
Unrealized gain on interest rate swap, net of tax	8,914	—	—	—	8,914

Comprehensive income attributable to Select Medical Corporation	$104,671	$92,831	$10,182	$(103,013)	$104,671

(a)
Elimination of equity in net income from consolidated subsidiaries.

Schedule of Consolidating Statement of Cash Flows

Select Medical Corporation

Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$64,388	$71,197	$14,390	$(81,105)	(a)	$68,870
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,945	25,025	4,739	—		31,709
Provision for bad debts	—	14,922	3,245	—		18,167
Equity in earnings of unconsolidated subsidiaires	—	(1,571)	(55)	—		(1,626)
Loss on early retirement of debt	17,788	—	—	—		17,788
Loss from disposal or sale of assets	—	74	7	—		81
Non-cash stock compensation expense	3,537	—	—	—		3,537
Amortization of debt discount and issuance costs	4,499	—	—	—		4,499
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(70,984)	(10,121)	—	81,105	(a)	—
Accounts receivable	—	(70,357)	(13,475)	—		(83,832)
Other current assets	(2,310)	(5,405)	1,821	—		(5,894)
Other assets	(5,540)	5,600	84	—		144
Accounts payable	1,857	(3,460)	(1,062)	—		(2,665)
Due to third-party payors	—	4,390	827	—		5,217
Accrued expenses	(19,539)	(6,586)	1,180	—		(24,945)
Income and deferred taxes	(3,448)	—	—	—		(3,448)

Net cash provided by (used in) operating activities	(7,807)	23,708	11,701	—		27,602

Investing activities
Purchases of property and equipment	(1,071)	(23,802)	(3,089)	—		(27,962)
Investment in businesses, net of distributions	—	(28,716)	—	—		(28,716)
Acquisition of businesses, net of cash acquired	—	(171)	—	—		(171)

Net cash used in investing activities	(1,071)	(52,689)	(3,089)	—		(56,849)

Financing activities
Borrowings on revolving credit facility	455,000	—	—	—		455,000
Payments on revolving credit facility	(480,000)	—	—	—		(480,000)
Borrowings on credit facility term loans, net of discount	298,500	—	—	—		298,500
Payments on credit facility term loans	(592,615)	—	—	—		(592,615)
Issuance of 6.375% senior notes	600,000	—	—	—		600,000
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(70,000)	—	—	—		(70,000)
Borrowings of other debt	5,826	—	1,083	—		6,909
Principal payments on other debt	(4,057)	(223)	(393)	—		(4,673)
Debt issuance costs	(18,583)	—	—	—		(18,583)
Dividends paid to Holdings	(196,825)	—	—	—		(196,825)
Proceeds from bank overdrafts	1,625	—	—	—		1,625
Intercompany	(20,010)	27,971	(7,961)	—		—
Distributions to non-controlling interests	—	—	(1,467)	—		(1,467)

Net cash provided by (used in) financing activities	(21,139)	27,748	(8,738)	—		(2,129)

Net decrease in cash and cash equivalents	(30,017)	(1,233)	(126)	—		(31,376)
Cash and cash equivalents at beginning of period	35,070	3,734	1,340	—		40,144

Cash and cash equivalents at end of period	$5,053	$2,501	$1,214	$—		$8,768

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation

Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$88,297	$97,220	$11,203	$(105,749)	(a)	$90,971
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,423	25,580	4,624	—		31,627
Provision for bad debts	—	17,674	2,730	—		20,404
Equity in earnings of unconsolidated subsidiaries	—	(5,194)	(23)	—		(5,217)
Loss (gain) from disposal of assets	—	(3,606)	2	—		(3,604)
Non-cash stock compensation expense	2,599	—	—	—		2,599
Amortization of debt discount and issuance costs	3,325	—	—	—		3,325
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(96,638)	(9,111)	—	105,749	(a)	—
Accounts receivable	—	(15,938)	(14,582)	—		(30,520)
Other current assets	(1,314)	(983)	685	—		(1,612)
Other assets	1,348	183	144	—		1,675
Accounts payable	(674)	(3,498)	(1,314)	—		(5,486)
Due to third-party payors	—	(9,527)	11,265	—		1,738
Accrued expenses	8,717	(2,587)	210	—		6,340
Income and deferred taxes	11,809	—	—	—		11,809

Net cash provided by operating activities	18,892	90,213	14,944	—		124,049

Investing activities
Purchases of property and equipment	(1,536)	(20,684)	(5,714)	—		(27,934)
Proceeds from sale of assets	—	16,511	—	—		16,511
Investment in businesses, net of distributions	—	(10,014)	—	—		(10,014)
Acquisition of businesses, net of cash acquired	—	(206)	—	—		(206)

Net cash used in investing activities	(1,536)	(14,393)	(5,714)	—		(21,643)

Financing activities
Borrowings on revolving credit facility	340,000	—	—	—		340,000
Payments on revolving credit facility	(380,000)	—	—	—		(380,000)
Payments on credit facility term loans	(4,250)	—	—	—		(4,250)
Borrowings of other debt	5,557	—	278	—		5,835
Principal payments on other debt	(4,179)	(220)	(686)	—		(5,085)
Dividends paid to Holdings	(52,034)	—	—	—		(52,034)
Equity investment by Holdings	547	—	—	—		547
Proceeds from bank overdrafts	3,739	—	—	—		3,739
Intercompany	79,937	(72,802)	(7,135)	—		—
Distributions to non-controlling interests	—	—	(1,681)	—		(1,681)

Net cash used in financing activities	(10,683)	(73,022)	(9,224)	—		(92,929)

Net increase in cash and cash equivalents	6,673	2,798	6	—		9,477
Cash and cash equivalents at beginning of period	11,427	—	616	—		12,043

Cash and cash equivalents at end of period	$18,100	$2,798	$622	$—		$21,520

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$155,504	$163,572	$20,200	$(178,109	)(a)	$161,167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,267	50,734	9,310	—		63,311
Provision for bad debts	—	33,595	5,460	—		39,055
Equity in earnings of unconsolidated subsidiaires	—	(7,637)	(68)	—		(7,705)
Loss on early retirement of debt	6,064	—	—	—		6,064
Loss (gain) from disposal or sale of assets	—	(6,002)	96	—		(5,906)
Non-cash stock compensation expense	5,677	—	—	—		5,677
Amortization of debt discount and issuance costs	7,190	—	—	—		7,190
Deferred income taxes	7,909	—	—	—		7,909
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(162,470)	(15,639)	—	178,109	(a)	—
Accounts receivable	—	29,727	(14,569)	—		15,158
Other current assets	740	141	(2,488)	—		(1,607)
Other assets	2,448	3,268	161	—		5,877
Accounts payable	(2,679)	(4,040)	602	—		(6,117)
Due to third-party payors	—	(15,278)	10,830	—		(4,448)
Accrued expenses	25,350	(3,835)	2,231	—		23,746

Net cash provided by operating activities	49,000	228,606	31,765	—		309,371

Investing activities
Purchases of property and equipment	(5,150)	(49,160)	(13,875)	—		(68,185)
Proceeds from sale of assets	—	16,511	—	—		16,511
Investment in businesses, net of distributions	—	(14,689)	—	—		(14,689)
Acquisition of businesses, net of cash acquired	—	(6,043)	—	—		(6,043)

Net cash used in investing activities	(5,150)	(53,381)	(13,875)	—		(72,406)

Financing activities
Borrowings on revolving credit facility	495,000	—	—	—		495,000
Payments on revolving credit facility	(405,000)	—	—	—		(405,000)
Borrowings on 2011 credit facility term loans, net of discount	266,750	—	—	—		266,750
Payments on 2011 credit facility term loans	(9,875)	—	—	—		(9,875)
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(278,495)	—	—	—		(278,495)
Borrowings of other debt	8,003	—	278	—		8,281
Principal payments on other debt	(8,049)	(433)	(1,813)	—		(10,295)
Debt issuance costs	(6,527)	—	—	—		(6,527)
Dividends paid to Holdings	(268,479)	—	—	—		(268,479)
Equity investment by Holdings	1,817	—	—	—		1,817
Proceeds from bank overdrafts	1,227	—	—	—		1,227
Intercompany	183,421	(171,058)	(12,363)	—		—
Distributions to non-controlling interests	—	—	(3,268)	—		(3,268)

Net cash used in financing activities	(20,207)	(171,491)	(17,166)	—		(208,864)

Net increase in cash and cash equivalents	23,643	3,734	724	—		28,101
Cash and cash equivalents at beginning of period	11,427	—	616	—		12,043

Cash and cash equivalents at end of period	$35,070	$3,734	$1,340	$—		$40,144

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$126,447	$126,420	$18,711	$(140,215	)(a)	$131,363
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,115	58,064	9,338	—		71,517
Provision for bad debts	—	44,300	7,047	—		51,347
Equity in earnings of unconsolidated subsidiaries	—	(2,870)	(53)	—		(2,923)
Loss on early retirement of debt	20,385	—	—	—		20,385
Loss (gain) from disposal or sale of assets	13	(5,024)	45	—		(4,966)
Non-cash stock compensation expense	3,725	—	—	—		3,725
Amortization of debt discount and issuance costs	6,700	—	—	—		6,700
Deferred income taxes	35,305	—	—	—		35,305
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(126,809)	(13,406)	—	140,215	(a)	—
Accounts receivable	—	(98,966)	(12,160)	—		(111,126)
Other current assets	(1,780)	1,165	(586)	—		(1,201)
Other assets	(12,069)	9,683	318	—		(2,068)
Accounts payable	1,326	16,247	3,056	—		20,629
Due to third-party payors	—	1,408	(1,181)	—		227
Accrued expenses	14,823	5,522	794	—		21,139

Net cash provided by operating activities	72,181	142,543	25,329	—		240,053

Investing activities
Purchases of property and equipment	(3,413)	(37,759)	(4,844)	—		(46,016)
Investment in businesses, net of distributions	—	(15,699)	—	—		(15,699)
Acquisition of businesses, net of cash acquired	—	(899)	—	—		(899)
Proceeds from sale of assets	—	7,879	—	—		7,879

Net cash used in investing activities	(3,413)	(46,478)	(4,844)	—		(54,735)

Financing activities
Borrowings on revolving credit facility	735,000	—	—	—		735,000
Payments on revolving credit facility	(720,000)	—	—	—		(720,000)
Borrowings on 2011 credit facility term loans, net of discount	841,500	—	—	—		841,500
Payments on 2011 credit facility term loans	(4,250)	—	—	—		(4,250)
Payments on 2005 credit facility term loans, net of call premium	(484,633)	—	—	—		(484,633)
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(273,941)	—	—	—		(273,941)
Borrowings of other debt	6,100	955	—	—		7,055
Principal payments on other debt	(5,662)	(755)	(1,082)	—		(7,499)
Debt issuance costs	(18,556)	—	—	—		(18,556)
Repayments of bank overdrafts	(2,183)	—	—	—		(2,183)
Equity investment by Holdings	208	—	—	—		208
Dividends paid to Holdings	(245,729)	—	—	—		(245,729)
Intercompany	114,656	(99,832)	(14,824)	—		—
Distributions to non-controlling interests	—	—	(4,612)	—		(4,612)

Net cash used in financing activities	(57,490)	(99,632)	(20,518)	—		(177,640)

Net increase (decrease) in cash and cash equivalents	11,278	(3,567)	(33)	—		7,678
Cash and cash equivalents at beginning of period	149	3,567	649	—		4,365

Cash and cash equivalents at end of period	$11,427	$—	$616	$—		$12,043

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$95,757	$92,831	$14,902	$(103,013	)(a)	$100,477
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,837	57,267	8,602	—		68,706
Provision for bad debts	—	34,267	6,880	—		41,147
Equity in losses of unconsolidated subsidiaries	—	440	—	—		440
Loss from disposal of assets	4	329	151	—		484
Non-cash gain from interest rate swaps	(632)	—	—	—		(632)
Non-cash stock compensation expense	2,236	—	—	—		2,236
Amortization of debt discount and issuance costs	6,599	—	—	—		6,599
Deferred income taxes	9,450	—	—	—		9,450
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(92,366)	(10,647)	—	103,013	(a)	—
Accounts receivable	—	(42,549)	(21,780)	—		(64,329)
Other current assets	826	(1,008)	1,777	—		1,595
Other assets	(6,492)	(1,472)	1,193	—		(6,771)
Accounts payable	2,798	(9,971)	12	—		(7,161)
Due to third-party payors	—	(4,390)	2,488	—		(1,902)
Accrued expenses	(25,160)	42,387	2,498	—		19,725

Net cash provided by (used in) operating activities	(4,143)	157,484	16,723	—		170,064

Investing activities
Purchases of property and equipment	(3,078)	(33,186)	(15,497)	—		(51,761)
Proceeds from sale of assets	—	565	—	—		565
Acquisition of businesses, net of cash acquired	—	(165,802)	—	—		(165,802)

Net cash used in investing activities	(3,078)	(198,423)	(15,497)	—		(216,998)

Financing activities
Equity investment by Holdings	241	—	—	—		241
Borrowings on revolving credit facility	227,000	—	—	—		227,000
Payments on revolving credit facility	(202,000)	—	—	—		(202,000)
Payments on credit facility term loan	(1,223)	—	—	—		(1,223)
Borrowings of other debt	5,564	—	783	—		6,347
Principal payments on other debt	(5,589)	(946)	(901)	—		(7,436)
Dividends paid to Holdings	(69,671)	—	—	—		(69,671)
Proceeds from bank overdrafts	18,792	—	—	—		18,792
Intercompany	(46,684)	43,154	3,530	—		—
Distributions to non-controlling interests	—	—	(4,431)	—		(4,431)

Net cash provided by (used in) financing activities	(73,570)	42,208	(1,019)	—		(32,381)

Net increase (decrease) in cash and cash equivalents	(80,791)	1,269	207	—		(79,315)
Cash and cash equivalents at beginning of period	80,940	2,298	442	—		83,680

Cash and cash equivalents at end of period	$149	$3,567	$649	$—		$4,365

(a)
Elimination of equity in earnings of subsidiaries.

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Trademarks	Dec. 31, 2012 Trademarks	Dec. 31, 2011 Trademarks	Jun. 30, 2013 Certificates of need	Dec. 31, 2012 Certificates of need	Dec. 31, 2011 Certificates of need	Jun. 30, 2013 Accreditations	Dec. 31, 2012 Accreditations	Dec. 31, 2011 Accreditations
Indefinite-lived intangible assets:
Gross Carrying Amount of Goodwill	$ 1,641,796	$ 1,640,534	$ 1,631,716	$ 1,631,252
Gross Carrying Amount	$ 1,713,509	$ 1,712,279	$ 1,703,499		$ 57,709	$ 57,709	$ 57,709	$ 11,921	$ 11,914	$ 11,914	$ 2,083	$ 2,122	$ 2,160
Weighted average time until next renewal					7 years	7 years 6 months					1 year 6 months	1 year 6 months

Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance at the beginning of the period	$ 1,640,534	$ 1,631,716	$ 1,631,252
Goodwill acquired during the period	1,395	9,151	2,455
Purchase price adjustment	(133)		(7,114)
Balance at the end of the period	1,641,796	1,640,534	1,631,716
Specialty Hospitals
Goodwill
Balance at the beginning of the period	1,333,220		1,330,609
Goodwill acquired during the period	1,395		(1,420)
Purchase price adjustment			(7,114)
Balance at the end of the period	1,334,615		1,333,553
Outpatient Rehabilitation
Goodwill
Balance at the beginning of the period	307,314	298,163	300,643
Goodwill acquired during the period		9,151	3,875
Purchase price adjustment	(133)
Balance at the end of the period	$ 307,181	$ 307,314	$ 298,163

Indebtedness (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended					12 Months Ended						0 Months Ended	3 Months Ended		12 Months Ended				12 Months Ended			6 Months Ended		6 Months Ended			0 Months Ended														0 Months Ended	3 Months Ended		0 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 04, 2013 Amended senior secured facilities Maximum	Jun. 30, 2013 2011 - senior secured credit facilities: Revolving loan	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan	Dec. 31, 2011 2011 - senior secured credit facilities: Revolving loan	Jun. 01, 2011 2011 - senior secured credit facilities: Revolving loan	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Alternate base rate	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Maximum Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Maximum Alternate base rate	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Minimum Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Minimum Alternate base rate	Aug. 13, 2012 Senior secured credit facility	Jun. 30, 2013 Senior secured credit facility	Jun. 01, 2011 Senior secured credit facility	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans	Jun. 30, 2013 2011 - senior secured credit facilities: Term loans	Dec. 31, 2011 2011 - senior secured credit facilities: Term loans	Jun. 01, 2011 2011 - senior secured credit facilities: Term loans	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans Alternate base rate	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans Minimum Adjusted LIBO	Jun. 30, 2013 Series B Term Loan	Feb. 20, 2013 Series B Term Loan	Jun. 30, 2013 Series B Term Loan Adjusted LIBO	Jun. 30, 2013 Series B Term Loan Alternate base rate	Jun. 04, 2013 Series B Term Loan Amended senior secured facilities	Jun. 01, 2011 Original term loan	Jun. 02, 2013 Original term loan Adjusted LIBO	Jun. 02, 2013 Original term loan Alternate base rate	Jun. 02, 2013 Original term loan Minimum Adjusted LIBO	Aug. 13, 2012 Incremental term loan tranche	Jun. 02, 2013 Incremental term loan tranche Adjusted LIBO	Jun. 02, 2013 Incremental term loan tranche Alternate base rate	Jun. 02, 2013 Incremental term loan tranche Minimum Adjusted LIBO	Jun. 04, 2013 Series C Term Loan Amended senior secured facilities Adjusted LIBO	Jun. 04, 2013 Series C Term Loan Amended senior secured facilities Alternate base rate	Jun. 04, 2013 Series C Term Loan Amended senior secured facilities Minimum Adjusted LIBO	Jun. 30, 2013 Other	Dec. 31, 2012 Other	Dec. 31, 2011 Other	May 28, 2013 6.375% Senior Notes	Jun. 30, 2013 6.375% Senior Notes	Jun. 30, 2013 6.375% Senior Notes Prior to June 1, 2016	May 28, 2013 6.375% Senior Notes Maximum	Jun. 30, 2013 6.375% Senior Notes Maximum Prior to June 1, 2016	Mar. 31, 2013 7 5/8% senior subordinated notes	Dec. 31, 2012 7 5/8% senior subordinated notes	Jun. 30, 2013 7 5/8% senior subordinated notes	Dec. 31, 2011 7 5/8% senior subordinated notes
Senior subordinated notes
Interest rate of debt (as a percent)																																														6.38%					7.63%	7.63%	7.63%
Total debt	$ 1,530,958,000	$ 1,530,958,000	$ 1,302,943,000	$ 1,229,498,000		$ 105,000,000	$ 130,000,000	$ 40,000,000											$ 1,096,641,000	$ 811,060,000	$ 837,974,000																					$ 14,898,000	$ 6,302,000	$ 6,524,000		$ 600,000,000					$ 70,000,000		$ 345,000,000
Less: current maturities	13,230,000	13,230,000	11,646,000	10,848,000
Total long-term debt	1,517,728,000	1,517,728,000	1,291,297,000	1,218,650,000
Unamortized discounts																			14,200,000	7,200,000	7,800,000
Maximum borrowing capacity									300,000,000									1,150,000,000				850,000,000					300,000,000
Extended maturity amount of revolving credit facility																														293,300,000
Variable rate basis										Adjusted LIBO	Alternate base rate												Adjusted LIBO	Alternate base rate				Adjusted LIBO	Alternate base rate			Adjusted LIBO	Alternate Base Rate			Adjusted LIBO	Alternate Base Rate		Adjusted LIBO	Alternate Base Rate
Interest rate margin (as a percent)										3.25%	2.25%	3.75%	2.75%	2.75%	1.75%								3.75%	2.75%				3.25%	2.25%			3.75%	2.75%			3.75%	2.75%		3.00%	2.00%
Reference rate (as a percent)																									1.75%									1.75%				1.75%			1.00%
Pro forma ratio of total indebtedness to Consolidated EBITDA					2.75
Aggregate principal amount drawn																275,000,000															850,000,000				275,000,000										600,000,000
Loss on early retirement of debt	17,280,000	17,788,000	6,064,000	20,385,000													17,300,000																																	500,000
Periodic payment in equal quarterly installments																			2,800,000							3,000,000
Percentage of principal amount at which notes may be required to be repurchased in event of change of control by the entity																																														101.00%					101.00%
Percentage of the principal amount of the debt instrument which the entity may redeem with the proceeds from certain equity offerings																																																	35.00%
Percentage of the principal amount representing the redemption price of notes which may be redeemed with proceeds from certain equity offerings																																															106.38%
Period of filing exchange offer registration statement with SEC from the issue date of Notes																																																150 days
Period in which exchange offer registration statement is declared effective from the issue date																																																240 days
Period of completing the exchange offer with respect to the Notes on its effectiveness																																																30 days
Term of filing shelf registration after a filing obligation arises																																													120 days
Term of filing shelf registration after the issue date																																													270 days
Term to be declared effective by the SEC after filing																																													210 days
Maturities of Long-Term Debt and Notes Payable
July 1, 2013 - December 31, 2013	8,252,000	8,252,000
2014	9,742,000	9,742,000	9,530,000
2015	10,536,000	10,536,000	79,440,000
2016	296,134,000	296,134,000	138,684,000
2017	4,075,000	4,075,000	8,701,000
2018 and beyond	$ 1,202,219,000	$ 1,202,219,000	$ 1,054,942,000

Fair Value (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value
Carrying value	$ 1,530,958,000	$ 1,302,943,000	$ 1,229,498,000
Senior secured credit facility
Fair Value
Carrying value	916,100,000	1,226,600,000	878,000,000
Fair value	907,800,000	1,216,200,000	823,300,000
6.375% Senior Notes
Fair Value
Carrying value	600,000,000
Fair value	$ 570,000,000
Interest rate of debt (as a percent)	6.38%

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Net operating revenues	$ 756,673	$ 741,086	$ 713,669	$ 750,193	$ 744,021	$ 718,441	$ 694,131	$ 698,749	$ 693,186	$ 1,506,628	$ 1,494,214	$ 2,948,969	$ 2,804,507	$ 2,390,290
Adjusted EBITDA	105,958			110,279						206,039	219,343	405,847	385,961	307,079
Total assets:	2,845,055	2,760,313		2,778,414		2,770,738				2,845,055	2,778,414	2,760,313	2,770,738	2,719,572
Capital expenditures	13,963			16,183						27,962	27,934	68,185	46,016	51,761
Specialty Hospitals
Segment Information
Net operating revenues	559,386			557,130						1,117,137	1,110,168	2,197,529	2,095,519	1,702,165
Adjusted EBITDA	96,393			102,166						189,740	202,120	381,354	362,334	284,558
Total assets:	2,229,458	2,143,906		2,184,743		2,187,767				2,229,458	2,184,743	2,143,906	2,187,767	2,162,726
Capital expenditures	10,203			12,631						21,100	19,682	50,005	30,464	39,237
Outpatient Rehabilitation
Segment Information
Number of operating segments										2		2
Net operating revenues	197,080			193,050						389,181	383,949	751,317	708,867	688,017
Adjusted EBITDA	26,054			25,837						48,887	48,315	87,024	83,864	83,772
Total assets:	445,411	434,834		437,591		429,503				445,411	437,591	434,834	429,503	481,828
Capital expenditures	2,999			2,922						5,844	6,713	13,209	12,135	9,449
Other
Segment Information
Net operating revenues	207			13						310	97	123	121	108
Adjusted EBITDA	(16,489)			(17,724)						(32,588)	(31,092)	(62,531)	(60,237)	(61,251)
Total assets:	170,186	181,573		156,080		153,468				170,186	156,080	181,573	153,468	75,018
Capital expenditures	$ 761			$ 630						$ 1,018	$ 1,539	$ 4,971	$ 3,417	$ 3,075

Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Adjusted EBITDA	$ 105,958			$ 110,279						$ 206,039	$ 219,343	$ 405,847	$ 385,961	$ 307,079
Depreciation and amortization	(15,907)			(15,428)						(31,709)	(31,627)	(63,311)	(71,517)	(68,706)
Stock compensation expense												(5,677)	(3,725)	(2,236)
Income from operations	88,263	80,923	70,819	93,513	91,604	73,988	68,073	81,026	87,632	170,793	185,117	336,859	310,719	236,137
Equity in earnings of unconsolidated subsidiaries	568			2,752						1,626	5,217	7,705	2,923	(440)
Loss on early retirement of debt	(17,280)									(17,788)		(6,064)	(20,385)
Interest expense	(21,904)			(20,957)						(42,952)	(42,207)	(83,759)	(80,910)	(84,472)
Income before income taxes	49,647			75,308						111,679	148,127	254,741	212,347	151,857
Specialty Hospitals
Segment Information
Adjusted EBITDA	96,393			102,166						189,740	202,120	381,354	362,334	284,558
Depreciation and amortization	(11,932)			(11,479)						(23,794)	(23,322)	(46,836)	(50,629)	(45,116)
Income from operations	84,461			90,687						165,946	178,798	334,518	311,705	239,442
Outpatient Rehabilitation
Segment Information
Adjusted EBITDA	26,054			25,837						48,887	48,315	87,024	83,864	83,772
Depreciation and amortization	(3,001)			(3,232)						(5,970)	(6,882)	(13,208)	(16,487)	(20,444)
Income from operations	23,053			22,605						42,917	41,433	73,816	67,377	63,328
Other
Segment Information
Adjusted EBITDA	(16,489)			(17,724)						(32,588)	(31,092)	(62,531)	(60,237)	(61,251)
Depreciation and amortization	(974)			(717)						(1,945)	(1,423)	(3,267)	(4,401)	(3,146)
Stock compensation expense	(1,788)			(1,338)						(3,537)	(2,599)	(5,677)	(3,725)	(2,236)
Income from operations	$ (19,251)			$ (19,779)						$ (38,070)	$ (35,114)	$ (71,475)	$ (68,363)	$ (66,633)

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 26, 2013 SSH-Evansville Amended complaint	Mar. 29, 2013 SSH-Evansville Amended complaint	Jan. 08, 2013 SSH-Evansville Amended complaint item	Jun. 30, 2013 Professional liability claims	Jun. 30, 2013 General liability claims
Commitments and Contingencies
Self insurance retention per occurrence					$ 2	$ 2
Number of case managers identified as plaintiff				2
Number of physicians named as defendants				2
Number of alleged receipts of separate Medicare payments				2
Number of days the deadlines have been stayed from the Magistrate judge			90 days
Number of additional days the deadlines had been requested to be stayed		90 days
Construction Commitments
Outstanding commitments under construction contracts	$ 18.3

Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 6.375% Senior Notes (Details) (6.375% Senior Notes)	Jun. 30, 2013
6.375% Senior Notes
Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under Select's Senior Notes
Interest rate of debt (as a percent)	6.38%

Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 6.375% Senior Notes (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 8,768	$ 40,144	$ 21,520	$ 12,043	$ 4,365	$ 83,680
Accounts receivable, net	427,191	359,929		413,743
Current deferred tax asset	14,850	17,877		18,305
Prepaid income taxes	12,219	3,895		9,497
Other current assets	38,077	31,818		29,822
Total Current Assets	501,105	453,663		483,410
Property and equipment, net	498,808	501,552		510,028
Goodwill	1,641,796	1,640,534		1,631,716	1,631,252
Other identifiable intangibles	71,713	71,745		72,123
Other assets	131,633	92,819		73,461
Total Assets	2,845,055	2,760,313	2,778,414	2,770,738	2,719,572
Current Liabilities:
Bank overdrafts	19,461	17,836		16,609
Current portion of long-term debt and notes payable	13,230	11,646		10,848
Accounts payable	86,914	89,547		95,618
Accrued payroll	76,289	88,586		82,888
Accrued vacation	60,304	55,714		51,250
Accrued interest	9,057	18,759		11,980
Accrued other	94,127	107,280		111,343
Due to third party payors	6,295	1,078		5,526
Total Current Liabilities	365,677	390,446		386,062
Long-term debt, net of current portion	1,517,728	1,291,297		1,218,650
Non-current deferred tax liability	89,676	89,510		82,028
Other non-current liabilities	70,647	68,502		64,905
Total Liabilities	2,043,728	1,839,755		1,751,645
Redeemable non-controlling interests	12,520	10,811		8,988
Stockholder's Equity:
Common stock	0	0		0
Capital in excess of par	864,557	859,839		848,844
Retained earnings (accumulated deficit)	(106,258)	21,478		134,602
Total Select Medical Corporation Stockholder's Equity	758,299	881,317		983,446
Non-controlling interests	30,508	28,430		26,659
Total Equity	788,807	909,747		1,010,105	1,107,890	1,058,378
Total Liabilities and Equity	2,845,055	2,760,313		2,770,738
Select Medical Corporation (Parent Company Only)
Current Assets:
Cash and cash equivalents	5,053	35,070	18,100	11,427	149	80,940
Current deferred tax asset	8,844	12,383		11,415
Prepaid income taxes	12,219	3,895		9,497
Other current assets	7,910	5,600		6,340
Total Current Assets	34,026	56,948		38,679
Property and equipment, net	15,417	16,344		14,641
Investment in affiliates	3,001,006	2,930,022		2,751,776
Non-current deferred tax asset	7,129	5,107		2,509
Other assets	34,220	28,680		31,128
Total Assets	3,091,798	3,037,101		2,838,733
Current Liabilities:
Bank overdrafts	19,461	17,836		16,609
Current portion of long-term debt and notes payable	9,050	8,916		8,853
Accounts payable	6,531	4,674		7,353
Intercompany payables	1,102,333	1,124,173		978,985
Accrued payroll	573	186		229
Accrued vacation	4,634	4,249		3,703
Accrued interest	7,927	17,955		11,843
Accrued other	48,367	58,650		47,829
Total Current Liabilities	1,198,876	1,236,639		1,075,404
Long-term debt, net of current portion	1,085,867	872,671		733,328
Other non-current liabilities	48,756	46,474		46,555
Total Liabilities	2,333,499	2,155,784		1,855,287
Stockholder's Equity:
Common stock	0	0		0
Capital in excess of par	864,557	859,839		848,844
Retained earnings (accumulated deficit)	(106,258)	21,478		134,602
Total Select Medical Corporation Stockholder's Equity	758,299	881,317		983,446
Total Equity	758,299	881,317		983,446
Total Liabilities and Equity	3,091,798	3,037,101		2,838,733
Subsidiary Guarantors
Current Assets:
Cash and cash equivalents	2,501	3,734	2,798		3,567	2,298
Accounts receivable, net	363,430	308,043		369,321
Current deferred tax asset	1,701	1,060		3,221
Intercompany receivables	995,840	1,021,479		880,537
Other current assets	25,425	19,655		19,407
Total Current Assets	1,388,897	1,353,971		1,272,486
Property and equipment, net	424,392	425,677		440,736
Investment in affiliates	87,070	82,475		83,772
Goodwill	1,641,796	1,640,534		1,631,716
Other identifiable intangibles	71,713	71,745		72,123
Other assets	96,805	63,447		41,480
Total Assets	3,710,673	3,637,849		3,542,313
Current Liabilities:
Current portion of long-term debt and notes payable	2,195	1,059		390
Accounts payable	68,785	72,213		76,207
Accrued payroll	75,542	88,096		82,518
Accrued vacation	47,909	44,508		41,305
Accrued interest	1,130	804		137
Accrued other	36,500	39,876		56,113
Due to third party payors	2,745			13,633
Total Current Liabilities	234,806	246,556		270,303
Long-term debt, net of current portion	367,718	358,104		425,315
Non-current deferred tax liability	87,637	85,287		75,750
Other non-current liabilities	21,688	20,275		17,970
Total Liabilities	711,849	710,222		789,338
Stockholder's Equity:
Retained earnings (accumulated deficit)	861,889	790,692		627,120
Subsidiary investment	2,136,935	2,136,935		2,125,855
Total Select Medical Corporation Stockholder's Equity	2,998,824	2,927,627		2,752,975
Total Equity	2,998,824	2,927,627		2,752,975
Total Liabilities and Equity	3,710,673	3,637,849		3,542,313
Non-Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	1,214	1,340	622	616	649	442
Accounts receivable, net	63,761	53,531		52,529
Current deferred tax asset	4,305	4,434		3,669
Intercompany receivables	106,493	102,694		98,448
Other current assets	4,742	6,563		4,075
Total Current Assets	180,515	168,562		159,337
Property and equipment, net	58,999	59,531		54,651
Other assets	608	692		853
Total Assets	240,122	228,785		214,841
Current Liabilities:
Current portion of long-term debt and notes payable	1,985	1,671		1,605
Accounts payable	11,598	12,660		12,058
Accrued payroll	174	304		141
Accrued vacation	7,761	6,957		6,242
Accrued other	9,260	8,754		7,401
Due to third party payors	3,550	2,723
Total Current Liabilities	34,328	33,069		27,447
Long-term debt, net of current portion	64,143	60,522		60,007
Non-current deferred tax liability	9,168	9,330		8,787
Other non-current liabilities	203	1,753		380
Total Liabilities	107,842	104,674		96,621
Redeemable non-controlling interests	12,520	10,811		8,988
Stockholder's Equity:
Retained earnings (accumulated deficit)	25,223	21,197		23,154
Subsidiary investment	64,029	63,673		59,419
Total Select Medical Corporation Stockholder's Equity	89,252	84,870		82,573
Non-controlling interests	30,508	28,430		26,659
Total Equity	119,760	113,300		109,232
Total Liabilities and Equity	240,122	228,785		214,841
Eliminations
Current Assets:
Accounts receivable, net		(1,645)		(8,107)
Intercompany receivables	(1,102,333)	(1,124,173)		(978,985)
Total Current Assets	(1,102,333)	(1,125,818)		(987,092)
Investment in affiliates	(3,088,076)	(3,012,497)		(2,835,548)
Non-current deferred tax asset	(7,129)	(5,107)		(2,509)
Total Assets	(4,197,538)	(4,143,422)		(3,825,149)
Current Liabilities:
Intercompany payables	(1,102,333)	(1,124,173)		(978,985)
Due to third party payors		(1,645)		(8,107)
Total Current Liabilities	(1,102,333)	(1,125,818)		(987,092)
Non-current deferred tax liability	(7,129)	(5,107)		(2,509)
Total Liabilities	(1,109,462)	(1,130,925)		(989,601)
Stockholder's Equity:
Retained earnings (accumulated deficit)	(887,112)	(811,889)		(650,274)
Subsidiary investment	(2,200,964)	(2,200,608)		(2,185,274)
Total Select Medical Corporation Stockholder's Equity	(3,088,076)	(3,012,497)		(2,835,548)
Total Equity	(3,088,076)	(3,012,497)		(2,835,548)
Total Liabilities and Equity	$ (4,197,538)	$ (4,143,422)		$ (3,825,149)

Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 6.375% Senior Notes (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statement of Operations
Net operating revenues	$ 756,673	$ 741,086	$ 713,669	$ 750,193	$ 744,021	$ 718,441	$ 694,131	$ 698,749	$ 693,186	$ 1,506,628	$ 1,494,214	$ 2,948,969	$ 2,804,507	$ 2,390,290
Costs and expenses:
Cost of services	625,730			612,669						1,250,634	1,224,288	2,443,550	2,308,570	1,982,179
General and administrative	17,927			18,554						35,325	32,778	66,194	62,354	62,121
Bad debt expense	8,846			10,029						18,167	20,404	39,055	51,347	41,147
Depreciation and amortization	15,907			15,428						31,709	31,627	63,311	71,517	68,706
Total costs and expenses	668,410			656,680						1,335,835	1,309,097	2,612,110	2,493,788	2,154,153
Income from operations	88,263	80,923	70,819	93,513	91,604	73,988	68,073	81,026	87,632	170,793	185,117	336,859	310,719	236,137
Other income and expense:
Equity in earnings of unconsolidated subsidiaries	568			2,752						1,626	5,217	7,705	2,923	(440)
Loss on early retirement of debt	(17,280)									(17,788)		(6,064)	(20,385)
Interest expense	(21,904)			(20,957)						(42,952)	(42,207)	(83,759)	(81,232)	(84,472)
Income before income taxes	49,647			75,308						111,679	148,127	254,741	212,347	151,857
Income tax expense	19,769			28,646						42,809	57,156	93,574	80,984	51,380
Net income	29,878			46,662						68,870	90,971	161,167	131,363	100,477
Less: Net income attributable to non-controlling interests	2,098			1,644						4,482	2,674	5,663	4,916	4,720
Net income attributable to Select Medical Corporation	27,780	41,254	25,953	45,018	43,279	38,660	27,291	22,272	38,224	64,388	88,297	155,504	126,447	95,757
Select Medical Corporation (Parent Company Only)
Condensed Statement of Operations
Net operating revenues	207			13						310	97	123	121	107
Costs and expenses:
Cost of services	557			521						1,110	1,010	2,139	1,729	1,473
General and administrative	17,853			19,345						35,219	33,455	67,402	61,995	53,035
Depreciation and amortization	975			718						1,945	1,423	3,267	4,115	2,837
Total costs and expenses	19,385			20,584						38,274	35,888	72,808	67,839	57,345
Income from operations	(19,178)			(20,571)						(37,964)	(35,791)	(72,685)	(67,718)	(57,238)
Other income and expense:
Intercompany interest and royalty fees	(361)			(763)						(755)	(1,556)	(2,532)	(3,408)	(4,057)
Intercompany management fees	62,247			27,755						81,976	57,129	120,276	120,013	101,878
Loss on early retirement of debt	(17,280)									(17,788)		(6,064)	(20,385)
Interest expense	(15,427)			(13,173)						(30,153)	(26,147)	(54,167)	(41,817)	(44,921)
Income before income taxes	10,001			(6,752)						(4,684)	(6,365)	(15,172)	(13,183)	(3,706)
Income tax expense	6,555			2,211						1,912	1,976	(8,206)	(12,821)	(7,097)
Equity in earnings of subsidiaries	24,334			53,981						70,984	96,638	162,470	126,809	92,366
Net income	27,780			45,018						64,388	88,297	155,504	126,447	95,757
Net income attributable to Select Medical Corporation	27,780			45,018						64,388	88,297	155,504	126,447	95,757
Subsidiary Guarantors
Condensed Statement of Operations
Net operating revenues	652,745			649,628						1,296,182	1,293,953	2,549,896	2,436,177	2,060,001
Costs and expenses:
Cost of services	537,048			527,479						1,073,295	1,052,944	2,099,734	1,996,671	1,703,096
General and administrative	74			(791)						106	(677)	(1,208)	359	9,086
Bad debt expense	7,099			8,832						14,922	17,674	33,595	44,300	34,267
Depreciation and amortization	12,522			12,410						25,025	25,580	50,734	58,064	57,267
Total costs and expenses	556,743			547,930						1,113,348	1,095,521	2,182,855	2,099,394	1,803,716
Income from operations	96,002			101,698						182,834	198,432	367,041	336,783	256,285
Other income and expense:
Intercompany interest and royalty fees	355			754						741	1,539	2,494	3,382	4,026
Intercompany management fees	(57,217)			(23,159)						(72,619)	(48,242)	(102,096)	(102,970)	(86,451)
Equity in earnings of unconsolidated subsidiaries	546			2,739						1,571	5,194	7,637	2,870	(440)
Interest expense	(5,447)			(6,712)						(10,769)	(13,910)	(25,348)	(34,612)	(34,965)
Income before income taxes	34,239			75,320						101,758	143,013	249,728	205,575	138,455
Income tax expense	13,018			26,377						40,682	54,904	101,795	92,561	56,271
Equity in earnings of subsidiaries	3,439			5,612						10,121	9,111	15,639	13,406	10,647
Net income	24,660			54,555						71,197	97,220	163,572	126,420	92,831
Net income attributable to Select Medical Corporation	24,660			54,555						71,197	97,220	163,572	126,420	92,831
Non-Guarantor Subsidiaries
Condensed Statement of Operations
Net operating revenues	103,721			100,552						210,136	200,164	398,950	368,209	330,182
Costs and expenses:
Cost of services	88,125			84,669						176,229	170,334	341,677	310,170	277,610
Bad debt expense	1,747			1,197						3,245	2,730	5,460	7,047	6,880
Depreciation and amortization	2,410			2,300						4,739	4,624	9,310	9,338	8,602
Total costs and expenses	92,282			88,166						184,213	177,688	356,447	326,555	293,092
Income from operations	11,439			12,386						25,923	22,476	42,503	41,654	37,090
Other income and expense:
Intercompany interest and royalty fees	6			9						14	17	38	26	31
Intercompany management fees	(5,030)			(4,596)						(9,357)	(8,887)	(18,180)	(17,043)	(15,427)
Equity in earnings of unconsolidated subsidiaries	22			13						55	23	68	53
Interest expense	(1,030)			(1,072)						(2,030)	(2,150)	(4,244)	(4,803)	(4,586)
Income before income taxes	5,407			6,740						14,605	11,479	20,185	19,955	17,108
Income tax expense	196			58						215	276	(15)	1,244	2,206
Net income	5,211			6,682						14,390	11,203	20,200	18,711	14,902
Less: Net income attributable to non-controlling interests	2,098			1,644						4,482	2,674	5,663	4,916	4,720
Net income attributable to Select Medical Corporation	3,113			5,038						9,908	8,529	14,537	13,795	10,182
Eliminations
Other income and expense:
Equity in earnings of subsidiaries	(27,773)			(59,593)						(81,105)	(105,749)	(178,109)	(140,215)	(103,013)
Net income	(27,773)			(59,593)						(81,105)	(105,749)	(178,109)	(140,215)	(103,013)
Net income attributable to Select Medical Corporation	$ (27,773)			$ (59,593)						$ (81,105)	$ (105,749)	$ (178,109)	$ (140,215)	$ (103,013)

Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 6.375% Senior Notes (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 29,878	$ 46,662	$ 68,870	$ 90,971	$ 161,167	$ 131,363	$ 100,477
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	15,907	15,428	31,709	31,627	63,311	71,517	68,706
Provision for bad debts	8,846	10,029	18,167	20,404	39,055	51,347	41,147
Equity in earnings of unconsolidated subsidiaries	(568)	(2,752)	(1,626)	(5,217)	(7,705)	(2,923)	440
Loss on early retirement of debt	17,280		17,788		6,064	20,385
Loss (gain) from disposal or sale of assets			81	(3,604)	(5,906)	(4,966)	484
Non-cash stock compensation expense			3,537	2,599	5,677	3,725	2,236
Amortization of debt discount and issuance costs			4,499	3,325	7,190	6,700	6,599
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Accounts receivable			(83,832)	(30,520)	15,158	(111,126)	(64,329)
Other current assets			(5,894)	(1,612)	(1,607)	(1,201)	1,595
Other assets			144	1,675	5,877	(2,068)	(6,771)
Accounts payable			(2,665)	(5,486)	(6,117)	20,629	(7,161)
Due to third-party payors			5,217	1,738	(4,448)	227	(1,902)
Accrued expenses			(24,945)	6,340	23,746	21,139	19,725
Income and deferred taxes			(3,448)	11,809
Net cash provided by operating activities			27,602	124,049	309,371	240,053	170,064
Investing activities
Purchases of property and equipment	(13,963)	(16,183)	(27,962)	(27,934)	(68,185)	(46,016)	(51,761)
Investment in businesses, net of distributions			(28,716)	(10,014)	(14,689)	(15,699)
Acquisition of businesses, net of cash acquired			(171)	(206)	(6,043)	(899)	(165,802)
Proceeds from sale of assets				16,511	16,511	7,879	565
Net cash used in investing activities			(56,849)	(21,643)	(72,406)	(54,735)	(216,998)
Financing activities
Borrowings on revolving credit facility			455,000	340,000	495,000	735,000	227,000
Payments on revolving credit facility			(480,000)	(380,000)	(405,000)	(720,000)	(202,000)
Borrowings on credit facility term loans, net of discount			298,500		266,750	841,500
Payments on 2011 credit facility term loans			(592,615)	(4,250)	(9,875)	(4,250)
Issuance of 6.375% senior notes			600,000
Repurchase of 7 5/8% senior subordinated notes, net of premiums			(70,000)		(278,495)	(273,941)
Borrowings of other debt			6,909	5,835	8,281	7,055	6,347
Principal payments on other debt			(4,673)	(5,085)	(10,295)	(7,499)	(7,436)
Debt issuance costs			(18,583)		(6,527)	(18,556)
Dividends paid to Holdings			(196,825)	(52,034)	(268,479)	(245,729)	(69,671)
Proceeds from bank overdrafts			1,625	3,739	1,227	(2,183)	18,792
Equity investment by Holdings				547	1,817	208	241
Distributions to non-controlling interests			(1,467)	(1,681)	(3,268)	(4,612)	(4,431)
Net cash used in financing activities			(2,129)	(92,929)	(208,864)	(177,640)	(32,381)
Net increase (decrease) in cash and cash equivalents			(31,376)	9,477	28,101	7,678	(79,315)
Cash and cash equivalents at beginning of period			40,144	12,043	12,043	4,365	83,680
Cash and cash equivalents at end of period	8,768	21,520	8,768	21,520	40,144	12,043	4,365
Select Medical Corporation (Parent Company Only)
Operating activities
Net income	27,780	45,018	64,388	88,297	155,504	126,447	95,757
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	975	718	1,945	1,423	3,267	4,115	2,837
Loss on early retirement of debt	17,280		17,788		6,064	20,385
Loss (gain) from disposal or sale of assets						13	4
Non-cash stock compensation expense			3,537	2,599	5,677	3,725	2,236
Amortization of debt discount and issuance costs			4,499	3,325	7,190	6,700	6,599
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(24,334)	(53,981)	(70,984)	(96,638)	(162,470)	(126,809)	(92,366)
Other current assets			(2,310)	(1,314)	740	(1,780)	826
Other assets			(5,540)	1,348	2,448	(12,069)	(6,492)
Accounts payable			1,857	(674)	(2,679)	1,326	2,798
Accrued expenses			(19,539)	8,717	25,350	14,823	(25,160)
Income and deferred taxes			(3,448)	11,809
Net cash provided by operating activities			(7,807)	18,892	49,000	72,181	(4,143)
Investing activities
Purchases of property and equipment			(1,071)	(1,536)	(5,150)	(3,413)	(3,078)
Net cash used in investing activities			(1,071)	(1,536)	(5,150)	(3,413)	(3,078)
Financing activities
Borrowings on revolving credit facility			455,000	340,000	495,000	735,000	227,000
Payments on revolving credit facility			(480,000)	(380,000)	(405,000)	(720,000)	(202,000)
Borrowings on credit facility term loans, net of discount			298,500		266,750	841,500
Payments on 2011 credit facility term loans			(592,615)	(4,250)	(9,875)	(4,250)
Issuance of 6.375% senior notes			600,000
Repurchase of 7 5/8% senior subordinated notes, net of premiums			(70,000)		(278,495)	(273,941)
Borrowings of other debt			5,826	5,557	8,003	6,100	5,564
Principal payments on other debt			(4,057)	(4,179)	(8,049)	(5,662)	(5,589)
Debt issuance costs			(18,583)		(6,527)	(18,556)
Dividends paid to Holdings			(196,825)	(52,034)	(268,479)	(245,729)	(69,671)
Proceeds from bank overdrafts			1,625	3,739	1,227	(2,183)	18,792
Equity investment by Holdings				547	1,817	208	241
Intercompany			(20,010)	79,937	183,421	114,656	(46,684)
Net cash used in financing activities			(21,139)	(10,683)	(20,207)	(57,490)	(73,570)
Net increase (decrease) in cash and cash equivalents			(30,017)	6,673	23,643	11,278	(80,791)
Cash and cash equivalents at beginning of period			35,070	11,427	11,427	149	80,940
Cash and cash equivalents at end of period	5,053	18,100	5,053	18,100	35,070	11,427	149
Subsidiary Guarantors
Operating activities
Net income	24,660	54,555	71,197	97,220	163,572	126,420	92,831
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	12,522	12,410	25,025	25,580	50,734	58,064	57,267
Provision for bad debts	7,099	8,832	14,922	17,674	33,595	44,300	34,267
Equity in earnings of unconsolidated subsidiaries	(546)	(2,739)	(1,571)	(5,194)	(7,637)	(2,870)	440
Loss (gain) from disposal or sale of assets			74	(3,606)	(6,002)	(5,024)	329
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(3,439)	(5,612)	(10,121)	(9,111)	(15,639)	(13,406)	(10,647)
Accounts receivable			(70,357)	(15,938)	29,727	(98,966)	(42,549)
Other current assets			(5,405)	(983)	141	1,165	(1,008)
Other assets			5,600	183	3,268	9,683	(1,472)
Accounts payable			(3,460)	(3,498)	(4,040)	16,247	(9,971)
Due to third-party payors			4,390	(9,527)	(15,278)	1,408	(4,390)
Accrued expenses			(6,586)	(2,587)	(3,835)	5,522	42,387
Net cash provided by operating activities			23,708	90,213	228,606	142,543	157,484
Investing activities
Purchases of property and equipment			(23,802)	(20,684)	(49,160)	(37,759)	(33,186)
Investment in businesses, net of distributions			(28,716)	(10,014)	(14,689)	(15,699)
Acquisition of businesses, net of cash acquired			(171)	(206)	(6,043)	(899)	(165,802)
Proceeds from sale of assets				16,511	16,511	7,879	565
Net cash used in investing activities			(52,689)	(14,393)	(53,381)	(46,478)	(198,423)
Financing activities
Borrowings of other debt						955
Principal payments on other debt			(223)	(220)	(433)	(755)	(946)
Intercompany			27,971	(72,802)	(171,058)	(99,832)	43,154
Net cash used in financing activities			27,748	(73,022)	(171,491)	(99,632)	42,208
Net increase (decrease) in cash and cash equivalents			(1,233)	2,798	3,734	(3,567)	1,269
Cash and cash equivalents at beginning of period			3,734			3,567	2,298
Cash and cash equivalents at end of period	2,501	2,798	2,501	2,798	3,734		3,567
Non-Guarantor Subsidiaries
Operating activities
Net income	5,211	6,682	14,390	11,203	20,200	18,711	14,902
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,410	2,300	4,739	4,624	9,310	9,338	8,602
Provision for bad debts	1,747	1,197	3,245	2,730	5,460	7,047	6,880
Equity in earnings of unconsolidated subsidiaries	(22)	(13)	(55)	(23)	(68)	(53)
Loss (gain) from disposal or sale of assets			7	2	96	45	151
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Accounts receivable			(13,475)	(14,582)	(14,569)	(12,160)	(21,780)
Other current assets			1,821	685	(2,488)	(586)	1,777
Other assets			84	144	161	318	1,193
Accounts payable			(1,062)	(1,314)	602	3,056	12
Due to third-party payors			827	11,265	10,830	(1,181)	2,488
Accrued expenses			1,180	210	2,231	794	2,498
Net cash provided by operating activities			11,701	14,944	31,765	25,329	16,723
Investing activities
Purchases of property and equipment			(3,089)	(5,714)	(13,875)	(4,844)	(15,497)
Net cash used in investing activities			(3,089)	(5,714)	(13,875)	(4,844)	(15,497)
Financing activities
Borrowings of other debt			1,083	278	278		783
Principal payments on other debt			(393)	(686)	(1,813)	(1,082)	(901)
Intercompany			(7,961)	(7,135)	(12,363)	(14,824)	3,530
Distributions to non-controlling interests			(1,467)	(1,681)	(3,268)	(4,612)	(4,431)
Net cash used in financing activities			(8,738)	(9,224)	(17,166)	(20,518)	(1,019)
Net increase (decrease) in cash and cash equivalents			(126)	6	724	(33)	207
Cash and cash equivalents at beginning of period			1,340	616	616	649	442
Cash and cash equivalents at end of period	1,214	622	1,214	622	1,340	616	649
Eliminations
Operating activities
Net income	(27,773)	(59,593)	(81,105)	(105,749)	(178,109)	(140,215)	(103,013)
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	$ 27,773	$ 59,593	$ 81,105	$ 105,749	$ 178,109	$ 140,215	$ 103,013